                                                                              98
                                                                   ANNUAL REPORT


February 28, 1998       Asset Allocation Fund
                        Bond Index Fund
                        Growth Stock Fund
                        LifePath 2000 Fund/R/
                        LifePath 2010 Fund/R/
                        LifePath 2020 Fund/R/
                        LifePath 2030 Fund/R/
                        LifePath 2040 Fund/R/
                        Money Market Fund
                        S&P 500 Stock Fund
                        Short-Intermediate Term Fund
                        US Treasury Allocation Fund







                        MASTERWORKS/R/ Funds
                        Advised by Barclays Global Fund Advisors
                        Sponsored and distributed by Stephens Inc., Member NYSE/SIPC




February 29, 1998       ANNUAL Report           MASTERWORKS/R/ FUNDS

TABLE OF CONTENTS

Letter to Shareholders....................................................    1
Masterworks(R) Market Overview............................................    2
Managers Discussion and Analysis..........................................    6
MASTERWORKS FUNDS INC.
 Money Market Fund Portfolio of Investments...............................   24
 Statement of Assets and Liabilities......................................   26
 Statement of Operations..................................................   30
 Statements of Changes in Net Assets......................................   34
 Financial Highlights.....................................................   42
 Notes to the Financial Statements........................................   51
 Independent Auditors' Report.............................................   57
MASTER INVESTMENT PORTFOLIO AND MANAGED SERIES INVESTMENT TRUST PORTFOLIOS
OF INVESTMENTS
 Asset Allocation Master Portfolio........................................   59
 Bond Index Master Portfolio..............................................   79
 Growth Stock Master Portfolio............................................   83
 LifePath Master Portfolios...............................................   90
 S&P 500 Index Master Portfolio...........................................  172
 Short-Intermediate Term Master Portfolio.................................  191
 U.S. Treasury Allocation Master Portfolio................................  193
MASTER INVESTMENT PORTFOLIO AND MANAGED SERIES
INVESTMENT TRUST
 Statement of Assets and Liabilities......................................  196
 Statement of Operations..................................................  200
 Statements of Changes in Net Assets......................................  204
 Master Investment Portfolio Notes to the Financial Statements............  212
 Independent Auditors' Report.............................................  218
 Managed Series Investment Trust Notes to the Financial Statements........  219
 Independent Auditors' Report.............................................  223

TO OUR SHAREHOLDERS

  The year ended February 28, 1998, was another banner year for the domestic equity markets and a year of strong returns for the bond markets. The rally that began in 1991 for the equity markets is one of the longest sustained rallies in history, and it remains to be seen whether the markets can continue to rally during the current year. The domestic markets as a whole experienced several dips. The most significant was a one day decline of more than 6% in the Standard & Poor's 500 Index in October of 1997. But by February of 1998, the domestic markets were once again closing at record highs.

  . The U.S. stock market again led the way, posting returns of historic proportions. As measured by the Standard & Poor's 500 Index, the U.S. stock market returned 34.99%.

  . The U.S. money market, as measured by 91-day U.S. Treasury bills, returned 5.53%.

  . The U.S. bond market, as measured by the Lehman Brothers
    Government/Corporate Bond Index, returned 10.71%.

  . Foreign stock markets, as measured by the Morgan Stanley Capital
    International Europe/Australasian/Far East Index (MSCI/EAFE), returned
    15.23%.

  As we close the book on a year marked by volatility, investors should remember their long-term investment goals when making investment decisions. While one sector may look more appealing than others due to recent performance, it is important to remember that past performance is not a predictor of future returns. As market conditions change, you should maintain your long-term investment strategy if it continues to be appropriate. A hallmark of successful investors is that they stay focused on their personal financial goals and do not change investment strategies solely on the basis of short-term market swings.

  The MasterWorks(R) Funds were conceived and managed to be a straightforward, cost-effective way for you, the individual investor, to meet your long-term investment goals. We trust the Funds are fulfilling your expectations and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.

MASTERWORKS(R) FAMILY OF FUNDS                                        APRIL 1998

MASTERWORKS(R) MARKET OVERVIEW: 12-MONTH PERIOD ENDING FEBRUARY 1998

U.S. EQUITY MARKETS

  During the 12-month period ended February 28, 1998, the domestic stock market continued its stellar performance, with the S&P 500 Index posting a total return of 34.99% for the period. For the year ended December 31, 1997, the S&P 500 Index returned 33.36% and the Dow Jones Industrial Average rose by 22.64%. These 1997 returns mark the first time that both the Dow and the S&P 500 achieved 20%-plus returns for three successive years. Once again, strong economic growth, low inflation, and solid earnings growth drove these impressive returns. This good news was tempered by two concerns that continue to nag investors as they face 1998: whether there will be a spillover effect from the economic crisis engulfing many Asian markets and whether the current bull market can keep posting returns at these historic levels.

  Buried within the strong 1997 performance figures, however, is a more complicated and volatile story. Most of 1997's strong returns occurred in the first seven months of the year. Starting in August, the market seemingly defied explanation with occasional moderate rallies interrupted by bouts of panic selling. In fact, the largest one-day point drop ever occurred on October 27 (the Dow dropping 554 points) in reaction to the crisis in the Asian securities markets. But investors reacted favorably, seeing the October trough as a buying opportunity and drove the market up 5.12% the day following the correction.

  Valuation measures, which were already setting records in 1996, set new ones in 1997. Corporate earnings rose by an estimated 13.6%, beating not only analysts' expectations but also inflation, which was the biggest worry among investors last year. Merger and acquisition activity also experienced a third consecutive record year. The financial services sector has accounted for more than 30% of all U.S. merger activity.

  Continuing the trend of the last few years, a small group of large-cap stocks led the equity market. The S&P Growth Index, which includes many of the large brand-name companies that dominated the overall market, outperformed the S&P Value Index, 36.54% versus 29.70%. But for the intermediate- and small-cap sectors, value stocks generally outperformed growth stocks. This disparity, especially during the second half of 1997, was primarily the result of earnings disappointments among technology companies, which dominate the intermediate- and small-growth sectors. The favorable interest rate environment encouraged merger activity among regional banks and securities firms on the value side, driving value and growth stocks further apart.

  The best-performing sectors in the S&P 500 Index were communications services, telephone, and utilities. The worst-performing sectors were technology and basic materials. Many investors clearly continue to expect strong earnings growth. Stocks failing to meet earnings expectations were severely punished, such as Oracle Corp., which posted December per share earnings four cents less than originally estimated, and lost 29% off its trading price in one day.

  Given the market's historic gains over the last three years, it is no surprise that many investors are uneasy about 1998. Though there are many opinions on the probable outcome, the consensus is that volatility will continue to be a factor for some time to come.

U.S. FIXED-INCOME MARKETS

  For the 12-month period ended February 28, 1998, the U.S. bond market continued to benefit from the economic backdrop of robust growth, low unemployment, and low inflation. As a result, the Lehman Government/Corporate Bond Index returned 10.71% for the period. This return is about the same as the Index's average annual compounded return since its inception in 1976.

  Long-term interest rates are now at their lowest levels since 1977, when the U.S. began regular auctions of 30-year Treasury bonds. In addition, the yield curve has flattened out significantly, with the three-month Treasury bill rising from a yield of 5.22% to 5.34% and the 30-year Treasury Bond declining from a yield of 6.80% to 5.92% over the 12-month period. This spread is at its narrowest point since March of 1990. These lower long-term yields and a flatter curve meant that long-term bonds outperformed bonds of shorter maturaties. While the two-year Treasury note returned 7.01%, the 30-year Treasury bond had a return of 18.42%.

  The Federal Reserve Board adjusted monetary policy only once in 1997, raising rates 0.25% to 5.50% in March and keeping short-term rates steady. This action was seen as preemptive, sustaining the strongest growth rate possible while maintaining low inflation.

  Declining inflation continues to be favorable for U.S. bonds. The Consumer Price Index (CPI) increased only 1.8%, the lowest increase since 1986. This seeming paradox of low inflation in the midst of strong economic growth and low unemployment can be partially attributed to higher productivity keeping unit labor costs under control and easing pressure on employers' profit margins. While Gross Domestic Product (GDP) growth has been robust, 1997 saw it trending down from 4.9% in the first quarter to 3.7% in the final quarter. The deficit has also been reduced to 1974 levels due to higher tax receipts


    MASTERWORKS(R) MARKET OVERVIEW
resulting from the strong economy. These factors have all come together to create the most favorable economic landscape in many years.

  In the investment grade U.S. bond market, the government, corporate and mortgage-backed sectors provided nominal returns of 10.65%, 10.88% and 9.63% respectively. On a duration-adjusted basis, corporate bonds underperformed government bonds and mortgage-backed securities actually had the highest returns. Within the corporate bond market, the worst-performing bonds were Yankee (U.S. dollar denominated) bonds from issuers in South Korea, Thailand, and Indonesia. Heavy debt burdens and dramatic currency devaluations resulted in downgraded credit ratings. Within the space of four weeks between November and December, South Korean bonds fell from a rating of A3/A- to Ba1/B+. All three countries' bonds are now rated at junk status.

  Looking ahead, the bond market's consensus is that the Asian turmoil should be beneficial to the U.S. economy in two respects. First, it may help decelerate U.S. growth, since U.S. exports to Asian countries are expected to decline. Second, weaker Asian currencies will cause Asian exporters to maintain low prices on goods they sell to U.S. consumers. These two factors are expected to heighten competition among U.S. producers and lessen inflationary pressures. In fact, possible deflationary pressures may lead the Fed to ease rates in the near future. The U.S. economy is in a strong economic position, but with an unfolding Asian crisis and unease about the future of U.S. stocks, it remains to be seen what 1998 holds for investors.

INTERNATIONAL EQUITY MARKETS

  The overwhelming story in international equities for 1997 was the economic crisis in Asia. But while the stocks and bonds of Southeast Asia suffered significantly, many developed European stock markets actually hit record highs in 1997 and offset the dismal performance of Asian markets. Developed non-U.S. equity markets returned 1.78% for the year according to the MSCI/EAFE Index.

  Emerging markets fared poorly, posting a decline of 14.85% for 1997 according to the IFC Investable Composite Total Return Index. Best performers in this group include Turkey, Russia, Hungary, Mexico, Portugal, and Greece, while worst performers include Thailand, Indonesia, Malaysia, Korea, and the Philippines.

  Driven by plunging currencies, slowing economies, and overwhelming debt, the Asian economic crisis was most clearly manifested in the returns of these five emerging Asian countries. However, Japan was certainly not immune to the Asian "flu" with decreased exports as well as an anemic domestic demand resulting from April's increased sales tax, Japan's equity market dropped 23.67% for the year. Coupled with a 12% annual gain of the dollar against the yen at Y130.03, Japan progressed into a position of economic weakness. Several major Japanese financial institutions closed, including Yamaichi, Japan's fourth-largest brokerage firm.

  Developed European markets posted positive returns in 1997 of 23.8%, with strongest performances coming from Switzerland, Italy and Denmark. Many European countries have trimmed budgets and taken other actions in order to comply with Maastricht guidelines, in an attempt to strengthen their economies. The UK also turned in a strong performance, reacting favorably to the newly elected Labour government's decision to allow the Bank of England to set monetary policy. Germany's high returns were driven by signs of economic growth and increased export earnings due to a weaker Deutschemark. The first addition to MSCI/EAFE, since Ireland in 1993, occurred in 1997 as Portugal was reclassified as a developed market in anticipation of its participation in next year's European Monetary Union. Portugal's market gained 47.77%.

  The IFCI Europe/Middle East/Africa region delivered a healthy 12.43% gain on equity for the year, with Turkey returning a phenomenal 117.08%, making it the worlds top-performing country. Russia, included since November in the IFCI Composite Index, gained 112.15% primarily due to economic reforms and the sale of state-owned assets. Israel, added to the Index last year, gained 24.25%. Strong earnings growth gave Hungary a return of 61.81%, and Greece finished at 37.73%, despite a negative final quarter.

  IFCI Latin America gained 29.27% for the year, even though its markets were down for the final quarter. Mexico led the region with an impressive gain of 51.58%, as investors reacted to an improving export picture. Columbia and Venezuela returned 34.45% and 27.19%, respectively. Brazil started the year out strong but lost some ground in the second half of the year due to concerns over the strength of its currency. However, Brazil still gained 25.79% on the year.

  The MSCI All-Country World Index (ACWI) Free ex-U.S., an international benchmark integrating developed and emerging equity markets, returned 21.51% in 1997, outperforming both the EAFE and the IFCI Composite indices.


    MASTERWORKS(R) MARKET OVERVIEW

ASSET ALLOCATION FUND

                                                Average Annual
PERFORMANCE AS OF 2/28/98                         Total Return
--------------------------------------------------------------

                     One Year                            27.10%
Life of Fund (7/2/93-2/28/98)                            15.13%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's per share net asset value (NAV) grew from $12.12 on February 28, 1997, to $13.50 on February 28, 1998, and cumulative dividends from Net Investment Income for the period (3/1/97-2/28/98) were approximately $0.44 per share. Of course, past performance is no indication of future results.

While long-term bonds underperformed relative to the outstanding performance of the equity sector during the year their absolute returns were quite strong. Long-term bonds posted a respectable 18.70% return for the 12-month period ended February 28, 1998. Over the same period, the U.S. stock market, as measured by the S&P 500 Index, posted a total return of 34.99%. The Fund went through several rebalances over the year, starting with a 40/60/0 (stocks/bonds/cash) mix through May 30, 1997, and ending the period with a 70/30/0 mix. The Fund took advantage of strong performance in both the equity and bond markets, but as the spread between equity and bond returns increased, the Fund's trend was to increase its weight in equities. The Fund finished the year heavier in equities to take advantage of a record-breaking stock market.

The Fund's rebalances are driven primarily by yield spreads between the equity and bond sectors. Both equity and bond yields continued to rise in the first part of the fiscal year, but by the end of the year, equity yield measures showed greater strength. In the five months from March to July, the Fund was overweighted in bonds to varying degrees. Starting in July, the Fund started a gradual move from an overweight position in bonds to a neutral position in November and an overweighted position in equities starting in December. This rebalance allowed the Fund to take advantage of a 10% return in the equity sector.

Even with the S&P 500's performance over the past three years, investors must remember that past performance is no indication of

    MANAGERS DISCUSSION AND ANALYSIS
future returns. The Fund provides a diversified investment vehicle across asset classes and is designed to help investors take advantage of strong risk adjusted performances across asset classes while preserving the fundamental tenant of diversification. The Asset Allocation model used to manage the Fund's assets uses extensive financial data to constantly monitor expected levels of risk and return across asset classes in order to determine an optimal asset mix.

                             [GRAPH APPEARS HERE]


           ASSET ALLOCATION  S&P 500 INDEX   LIPPER BALANCED
------------------------------------------------------------
                 10,000        10,000.00        10,000.00
SEP-93           10,467        10,258.00        10,366.00
DEC-93           10,543        10,494.96        10,477.95
MAR-94           10,111        10,096.15        10,158.38
JUN-94            9,953        10,138.56        10,081.17
SEP-94           10,138        10,634.33        10,376.55
DEC-94           10,264        10,632.20        10,263.45
MAR-95           11,047        11,667.78        10,883.36
JUN-95           12,055        12,782.05        11,645.19
SEP-95           12,610        13,798.23        12,270.54
DEC-95           13,258        14,628.88        12,819.03
MAR-96           13,441        15,414.45        13,106.18
JUN-96           13,726        16,106.56        13,372.23
SEP-96           13,944        16,604.25        13,722.59
DEC-96           14,828        17,989.05        14,486.94
MAR-97           14,660        18,471.15        14,550.68
JUN-97           16,206        21,696.22        16,109.06
SEP-97           17,266        23,321.26        17,143.26
DEC-97           18,136        23,990.58        17,391.83
FEB-98           19,285        26,005.79        18,209.25


This Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual portfolio securities, the "feeder" fund, which is offered to the public, holds interests in the net assets of the Master Portfolio that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by Barclays Global Fund Advisors (BGFA).

BOND INDEX FUND

                                 Average Annual
PERFORMANCE AS OF 2/28/98          Total Return
-----------------------------------------------
                     One Year             10.36%
Life of Fund (7/2/93-2/28/98)              6.20%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.


The Fund's per share net asset value (NAV), grew from $9.43 on February 28, 1997, to $9.73 on February 28, 1998, and cumulative dividends from Net Investment Income for the period (3/1/97-2/28/98) were approximately $0.64 per share. Of course, past performance is no indication of future results.

The Fund underperformed the Lehman Brothers Government/Corporate Bond Index by 0.35%. The main factor contributing to the tracking variance is Fund operating expenses. Other slight variances are due to portfolio sampling, in which portfolio managers approximate the Index using different referencing factors such as maturity, sector breakdowns, quality ratings and duration against the benchmark and pricing differences that occur because of varying pricing methodologies among pricing sources.

The year, starting in March 1997, began with a much-anticipated change in U.S. monetary policy. The Federal Reserve Board, after hinting at a rate hike for several months, finally raised the federal funds rate by 0.25% to 5.5% on March 25, 1997. This preemptive action was taken in order to slow the rate of economic growth and relieve inflationary pressures. This move was the only rate hike made by the Federal Reserve Board during the year ending February 28, 1998. Overall, 1997 saw a flattening of the yield curve, with increased yields on three-month Treasury bills and decreased yields on the 30-year Treasury bonds.

The U.S. bond market continued to benefit from low inflation, a vigilant Federal Reserve Board, a reduced federal deficit, and a flight to quality caused by turmoil in Asia. The performance of the bond market was one of the best in years, with the Lehman Brothers Government/ Corporate Bond Index returning 10.71% for the year ending February 28, 1998. As

    MANAGERS DISCUSSION AND ANALYSIS
long as the economy remains strong with low inflation, the bond market is expected to continue to post strong performance. Any rumors of inflation, especially after strong economic growth indicators, will cause a negative reaction in the bond market.

If interest rates rise, the price of existing bonds in the Fund will fall. Coupon payments of existing bonds in the Fund will not be impacted. New bonds added to the Fund will be purchased at higher coupon rates and higher expected yields. However, if interest rates fall, the market value of the bonds in the Fund's portfolio, and hence the value of the Fund, will rise. Coupon payments will again remain the same for existing bonds held by the Fund.

Looking ahead to the next year, the semi-annual report to Congress of Federal Reserve Chairman Alan Greenspan is a good place to start. In late February 1998, the Chairman noted that the U.S. economy has considerable momentum, and that the labor market remains tight. It is his belief that the financial tur-moil in Asia will eventually cause the U.S. economy to slow, but that the tim-ing and magnitude of the impact are unclear. Those expecting a rate cut were disappointed by his wait-and-see approach. It remains to be seen just what the next year will hold.

                             [GRAPH APPEARS HERE]


            LEHMAN BROTHERS     S&P 500 INDEX
---------------------------------------------
               10,000.00            10,000
SEP-93         10,332.00            10,281
DEC-93         10,302.04            10,230
MAR-94          9,977.52             9,937
JUN-94          9,853.80             9,776
SEP-94          9,903.07             9,820
DEC-94          9,939.71             9,846
MAR-95         10,434.71            10,326
JUN-95         11,110.88            10,998
SEP-95         11,323.10            11,186
DEC-95         11,850.75            11,696
MAR-96         11,573.45            11,397
JUN-96         11,627.84            11,432
SEP-96         11,832.49            11,626
DEC-96         12,194.56            11,945
MAR-97         12,095.79            11,848
JUN-97         12,515.51            12,269
SEP-97         12,934.78            12,691
DEC-97         13,364.22            13,112
FEB-98         13,527.26            13,238


This Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual portfolio securities, the "feeder" fund, which is offered to the public, holds interests in the net assets of the Master Portfolio that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by Barclays Global Fund Advisors (BGFA).

GROWTH STOCK FUND

                                    Average Annual
PERFORMANCE AS OF 2/28/98             Total Return
--------------------------------------------------
                     One Year                21.61%
Life of Fund (7/2/93-2/28/98)                16.20%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's manager has voluntarily waived portions of its fees to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

The Fund's per share net asset value (NAV) grew from $14.07 at February 28, 1997, to $15.74 by February 28, 1998. Of course, past performance is no guarantee of future results.

For the year from March 1, 1997 through February 28, 1998, the stock market had another very strong year. As measured by the S&P 500 Index, the equity market had a total return of 34.99% during this period. The market was fueled in part by the performance of large cap stocks. Small cap indexes, such as the Russell 2000, which returned 22.36% for the period, did less well by comparison to large cap indexes such as the S&P 500 Index.

In 1997 financial stocks posted the best sector return as lower interest rates and industry consolidation buoyed prices for bank, insurance and credit card companies. Healthcare stocks rose as investors sought their consistent dividends. Basic materials and energy stocks underperformed expectations due to weak commodity prices and deflation fears spawned by the Asian crisis. High tech stocks also suffered in the face of concerns about the Asian crisis. By early 1998, lower interest rates kept large financial services companies on the leading edge of the market's rise, followed by health care companies. Consumer and other "cyclical" stocks out-performed the overall S&P 500, as did transportation stocks on falling energy costs. By contrast, high tech stocks lagged the benchmark S&P 500 on new Asian worries, despite upbeat earnings reports from a few key firms.

The Fund increased its investment in Bank & Finance over the past few months, from 13% to 18% of its portfolio. The Fund also invested significantly in capital goods and manufacturing, both with solid market shares and strong earnings history. Increased exposure to retail issues took advantage of increased consumer spending. In the uncertainty following the Asian

    MANAGERS DISCUSSION AND ANALYSIS
crisis, the Fund increased its cash holding, often in the form of repurchase agreements.

This year, it is expected that there will be a natural slowing of the nearly seven-year long economic expansion, and overall growth is expected to be less than in recent years. The Fund made new investments in communications equipment manufacturing and will de-emphasize energy because the price outlook is weak. With the uncertainty in Asia, the Fund will look for large cap companies with secure market positions and solid management that we expect to maintain solid growth rates. If earnings reports in 1998 demonstrate that the Asian markets have not overly affected U.S. corporate growth, the growth sector should rebound.

                             [GRAPH APPEARS HERE]

             S&P 500 INDEX    NASDAQ INDEX    GROWTH STOCK
----------------------------------------------------------------------
               10,000.00        10,000.00        10,000
SEP-93         10,258.00        10,836.00        11,050
DEC-93         10,494.96        11,035.38        11,340
MAR-94         10,096.15        10,561.96        10,814
JUN-94         10,138.56        10,029.64        10,320
SEP-94         10,634.33        10,858.09        11,329
DEC-94         10,632.20        10,683.27        11,632
MAR-95         11,667.78        11,610.58        12,560
JUN-95         12,782.05        13,261.61        14,541
SEP-95         13,798.23        14,825.15        16,470
DEC-95         14,628.88        14,946.72        16,080
MAR-96         15,414.45        15,646.22        17,194
JUN-96         16,106.56        16,833.77        18,830
SEP-96         16,604.25        17,429.69        18,725
DEC-96         17,989.05        18,341.26        18,024
MAR-97         18,471.15        17,356.33        15,130
JUN-97         21,696.22        20,487.07        17,777
SEP-97         23,321.26        23,948.12        20,530
DEC-97         23,990.58        22,309.51        18,685
FEB-98         26,005.79        25,153.13        20,130


This Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual portfolio securities, the "feeder" fund, which is offered to the public, holds interests in the net assets of the Master Portfolio that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by Barclays Global Fund Advisors (BGFA) and sub-advised by Wells Fargo Bank, N.A.

LIFEPATH ANNUAL COMMENTARY

                                                                Average Annual
PERFORMANCE AS OF 2/28/98                                         Total Return
------------------------------------------------------------------------------

                                     Life of Fund      Approximate
                                         (3/1/94-        Dividends
   Fund                One Year          2/28/98)        Per Share
   ----                --------      ------------      -----------
   LifePath 2000         12.32%             8.63%             $.46
   LifePath 2010         18.73%            13.30%             $.40
   LifePath 2020         24.25%            16.45%             $.33
   LifePath 2030         28.22%            18.84%             $.26
   LifePath 2040         30.95%            21.15%             $.19

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Funds are successors to the assets of the Institutional Class shares of the Stagecoach Trust LifePath Funds (the "Predecessor Funds") which commenced oper-ations on March 1, 1994. Performance information for periods prior to March 26, 1996, the Funds' commencement of operations, reflects the performance of the Predecessor Funds.

The LifePath Funds employ both strategic and tactical asset allocation techniques to manage their portfolio investments. 75% of the Fund's total asset allocation is strategic in nature, and focuses on the Fund's long-term investment allocation. The strategic allocation is determined by the tradeoff between expected returns and risks for each asset class based on the time horizon of the Fund. As each Fund nears its target date, the allocation becomes more conservative, shifting to less risky assets such as shorter-duration fixed income and money market instruments. Short-term volatility in the markets has only a small effect on a Fund's long-term strategic allocation. The progression to less risky assets is a continuous, process resulting in only minor monthly changes to the asset allocation. Forty years from now, the strategic allocation of LifePath 2040 Fund will look very similar to the strategic allocation of today's LifePath 2000 Fund.

Tactical allocation techniques are used to make up the remaining 25% of each Fund's entire investment allocation. This method attempts to take advantage of shorter-term market conditions by shifting Fund investments into assets that appear undervalued on a risk-adjusted basis. The Funds use two types of tactical allocations. The more conservative tactical approach of shifting from long duration bonds to short duration

    MANAGERS DISCUSSION AND ANALYSIS
bonds and cash plays a larger role in the LifePath 2000 Fund than in the other Funds. The LifePath 2040 Fund, for example, makes more use of the second, and more aggressive tactical allocation which shifts assets between stocks, bonds and cash.

The allocations of the Funds at the start of the period were as follows:

                    U.S. International  U.S.  Money
   Fund           Equity        Equity Bonds Market
   ----           ------ ------------- ----- ------
   LifePath 2000     14%            7%   75%     4%
   LifePath 2010     35%           11%   51%     3%
   LifePath 2020     48%           15%   35%     2%
   LifePath 2030     58%           18%   23%     1%
   LifePath 2040     70%           19%   10%     1%

In a period of strong equity returns, the Funds performed as expected. The higher-risk, equity-dominated Funds had higher returns than the Funds nearer their target dates. Nonetheless, the bond rally of the latter half of 1997 provided the shorter-term Funds with strong positive returns. Tactically, the Funds began the period underweighted to equities, relative to bonds, after 1996 saw stocks outperform bonds by 24%. As the bond market rallied and yields fell in 1997, the Funds made tactical shifts to increase the equity exposure that was becoming increasingly attractive on a relative basis. Similarly, the long bond yields fell from 6.7% to 5.8%. As the spread between bond and cash yields tightened, cash and short-duration fixed income instruments became more attractive than the long-duration bonds. The net result of these conditions was an increase in each fund's equity exposure, and a move from long-duration bonds to short-duration bonds and money market instruments. By the end of the period, the Funds' allocations were the following:

                    U.S. International  U.S.  Money
   Fund           Equity        Equity Bonds Market
   ----           ------ ------------- ----- ------
   LifePath 2000     19%            5%   51%    25%
   LifePath 2010     38%           10%   42%    10%
   LifePath 2020     55%           15%   25%     5%
   LifePath 2030     66%           19%   12%     3%
   LifePath 2040     80%           20%    0%     0%

A significant event in 1997 was the Southeast Asian currency crisis which caused large losses in the Pan-Asian markets. However, this event had little effect on the LifePath Funds. Though the international exposure is as much as 20% of the entire allocation in any one Fund, there are only minor investments in SouthEast Asia. In fact, as the Pan-Asian markets tumbled in the last three months of 1997, the LifePath Funds all posted positive returns because of high exposure to the strong U.S. equity market.

                             [GRAPH APPEARS HERE]

           LIPPER BALANCED   S&P 500 INDEX   LIFEPATH 2000
----------------------------------------------------------
            10,000.00          10,000.00        10,000
MAR-94       9,637.00           9,564.00         9,855
JUN-94       9,563.76           9,604.17         9,765
SEP-94       9,843.98          10,073.81         9,878
DEC-94       9,736.68          10,071.80         9,825
MAR-95      10,324.77          11,052.79        10,330
JUN-95      11,047.51          12,108.33        10,881
SEP-95      11,640.76          13,070.94        11,180
DEC-95      12,161.10          13,857.82        11,533
MAR-96      12,433.51          14,601.98        11,565
JUN-96      12,685.91          15,257.61        11,674
SEP-96      13,018.28          15,729.07        11,891
DEC-96      13,743.40          17,040.87        12,263
MAR-97      13,803.87          17,497.57        12,246
JUN-97      15,282.26          20,552.65        12,925
SEP-97      16,263.38          22,092.04        13,375
DEC-97      16,499.20          22,726.08        13,577
FEB-98      17,274.67          24,635.07        13,926


                             [GRAPH APPEARS HERE]


            LIPPER BALANCED  S&P 500 INDEX  LIFEPATH 2010
---------------------------------------------------------
               10,000.00       10,000.00        10,000
MAR-94          9,637.00        9,564.00         9,838
JUN-94          9,563.76        9,604.17         9,760
SEP-94          9,843.98       10,073.81         9,900
DEC-94          9,736.68       10,071.80         9,847
MAR-95         10,324.77       11,052.79        10.520
JUN-95         11,047.51       12,108.33        11,257
SEP-95         11,640.76       13,070.94        11,738
DEC-95         12,161.10       13,857.82        12,209
MAR-96         12,433.51       14,601.98        12,424
JUN-96         12,685.91       15,257.61        12,668
SEP-96         13,018.28       15,729.07        12,928
DEC-96         13,743.40       17,040.87        13,520
MAR-97         13,803.87       17,497.57        13,602
JUN-97         15,282.26       20,552.65        14,879
SEP-97         16,263.38       22,092.04        15,528
DEC-97         16,499.20       22,726.08        15,765
FEB-98         17,274.67       24,635.07        16,476


                       MANAGERS DISCUSSION AND ANALYSIS

                             [GRAPH APPEARS HERE]

           LIPPER BALANCED   S&P 500 INDEX   LIFEPATH 2020
----------------------------------------------------------
            10,000.00          10,000.00        10,000
MAR-94       9,637.00           9,564.00         9,810
JUN-94       9,563.76           9,604.17         9,752
SEP-94       9,843.98          10,073.81         9,916
DEC-94       9,736.68          10,071.80         9,874
MAR-95      10,324.77          11,052.79        10,636
JUN-95      11,047.51          12,108.33        11,472
SEP-95      11,640.76          13,070.94        12,057
DEC-95      12,161.10          13,857.82        12,590
MAR-96      12,433.51          14,601.98        12,909
JUN-96      12,685.91          15,257.61        13,234
SEP-96      13,018.28          15,729.07        13,521
DEC-96      13,743.40          17,040.87        14,298
MAR-97      13,803.87          17,497.57        14,408
JUN-97      15,282.26          20,552.65        16,167
SEP-97      16,263.38          22,092.04        17,056
DEC-97      16,499.20          22,726.08        17,331
FEB-98      17,274.67          24,635.07        18,383


                             [GRAPH APPEARS HERE]


            LIPPER BALANCED  S&P 500 INDEX  LIFEPATH 2030
---------------------------------------------------------
               10,000.00       10,000.00        10,000
MAR-94          9,637.00        9,564.00         9,711
JUN-94          9,563.76        9,604.17         9,610
SEP-94          9,843.98       10,073.81         9,878
DEC-94          9,736.68       10,071.80         9,857
MAR-95         10,324.77       11,052.79        10,682
JUN-95         11,047.51       12,108.33        11,637
SEP-95         11,640.76       13,070.94        12,300
DEC-95         12,161.10       13,857.82        12,928
MAR-96         12,433.51       14,601.98        13,305
JUN-96         12,685.91       15,257.61        13,710
SEP-96         13,018.28       15,729.07        14,025
DEC-96         13,743.40       17,040.87        14,946
MAR-97         13,803.87       17,497.57        15,080
JUN-97         15,282.26       20,552.65        17,220
SEP-97         16,263.38       22,092.04        18,284
DEC-97         16,499.20       22,726.08        18,608
FEB-98         17,274.67       24,635.07        19,938


                             [GRAPH APPEARS HERE]

           LIPPER BALANCED   S&P 500 INDEX   LIFEPATH 2040
----------------------------------------------------------
            10,000.00          10,000.00        10,000
MAR-94       9,637.00           9,564.00         9,652
JUN-94       9,563.76           9,604.17         9,621
SEP-94       9,843.98          10,073.81         9,977
DEC-94       9,736.68          10,071.80         9,955
MAR-95      10,324.77          11,052.79        10,829
JUN-95      11,047.51          12,108.33        11,799
SEP-95      11,640.76          13,070.94        12,564
DEC-95      12,161.10          13,857.82        13,194
MAR-96      12,433.51          14,601.98        13,739
JUN-96      12,685.91          15,257.61        14,287
SEP-96      13,018.28          15,729.07        14,640
DEC-96      13,743.40          17,040.87        15,655
MAR-97      13,803.87          17,497.57        15,892
JUN-97      15,282.26          20,552.65        18,472
SEP-97      16,263.38          22,092.04        19,645
DEC-97      16,499.20          22,726.08        19,859
FEB-98      17,274.67          24,635.07        21,534


This Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual portfolio securities, the "feeder" fund, which is offered to the public, holds interests in the net assets of the Master Portfolio that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by Barclays Global Fund Advisors (BGFA).

16

    MANAGERS DISCUSSION AND ANALYSIS

S&P 500 STOCK FUND

                                                 Average Annual
PERFORMANCE AS OF 2/28/98                          Total Return
---------------------------------------------------------------
                                        One Year         34.62%
                   Life of Fund (7/2/93-2/28/98)         22.56%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The total return for the S&P 500 Index was 34.99% over the period of 3/1/97-2/28/98. The Fund's per share net asset value (NAV) grew from $17.03 at February 28, 1997, to $22.08 by February 28, 1998, and the Fund paid a cumulative dividend from Net Investment Income of approximately $0.33 per share in dividends for the period (3/1/97--2/28/98). Of course, past performance is no guarantee of future results.

The S&P 500 Stock Fund underperformed its benchmark, the S&P 500 Index, by 0.37%. The primary cause of this tracking variance is Fund operating expenses. Other slight variances are due to excess cash held in the Fund in order to meet redemptions.

The current rally in the U.S. stock market, which started in 1991, is one of the longest rallies ever recorded. While volatility was a factor during the last year, with the market losing about 10% during the month of October 1997, the market continued to close at record highs through the month of February 1998. This strong performance was driven by large cap stocks, continuing last year's trend. The 1997 stock market was driven mostly by unexpectedly high increases in corporate earnings, which rose an estimated 13.6%, beating both inflation and analysts' expectations.

The five-year annualized total return of the S&P 500 Index for the period ending February 28, 1997 was 21.77%. The consensus in the market is that 1998 will be a year of continued but slower growth. Based on Alan Greenspan's semi-annual economic report to Congress in late February 1998, the economy is expected to experience an eventual slowdown due to the ongoing economic turmoil in Asia.

                             [GRAPH APPEARS HERE]

            S&P 500 INDEX       S&P 500 STOCK
---------------------------------------------
               10,000.00            10,000
SEP-93         10,258.00            10,347
DEC-93         10,494.96            10,569
MAR-94         10,096.15            10,179
JUN-94         10,138.56            10,180
SEP-94         10,634.33            10,652
DEC-94         10,632.20            10,652
MAR-95         11,667.78            11,676
JUN-95         12,782.05            12,782
SEP-95         13,798.23            13,794
DEC-95         14,628.88            14,609
MAR-96         15,414.45            15,398
JUN-96         16,106.56            16,076
SEP-96         16,604.25            16,553
DEC-96         17,989.05            17,914
MAR-97         18,471.15            18,384
JUN-97         21,696.22            21,576
SEP-97         23,321.26            23,177
DEC-97         23,990.58            23,838
FEB-98         26,005.79            25,814


This Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual portfolio securities, the "feeder" fund, which is offered to the public, holds interests in the net assets of the Master Portfolio that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by Barclays Global Fund Advisors (BGFA).

    MANAGERS DISCUSSION AND ANALYSIS

SHORT-INTERMEDIATE TERM FUND

                                               Average Annual
PERFORMANCE AS OF 2/28/98                        Total Return
-------------------------------------------------------------
                     One Year                            8.51%
Life of Fund (7/2/93-2/28/98)                            5.34%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's per share net asset value (NAV), grew from $9.19 on February 28, 1997, to $9.35 on February 28, 1998, and cumulative dividends from Net Investment Income for the same period were approximately $0.60 per share. Of course, past performance is no indication of future results.

There was considerable uncertainty regarding interest rates early in the period. The bond market slumped in the first quarter of 1997 on inflation fears, prompting the Federal Reserve to tighten monetary policy with a 0.25% increase in the federal funds target rate. The markets absorbed this news at the beginning of the reporting period and gradually yields began to fall for the benchmark 30-year Treasury bond and the yield curve, which measures the spread in yields between short-term and long-term instruments, began to flatten.

The Fund decreased its allocations to Treasury securities and cash, and increased its allocations to corporate and U.S. Government agency obligations. The year ended with a corporate allocation of about 46% and an investment in Treasury notes of about 31%, with the balance in agencies and mortgage-backed securities. The Fund's exposure to corporate bonds is expected to range from about 35% to 50%.

The difference in yields between government and corporate bonds is very narrow by historical standards and narrowed gradually from April 1997 through the end of February 1998. The Fund emphasized high-quality corporate debt in an effort to gain better yield. With the spread between government and corporate bonds so narrow and the interest rate outlook so stable, we believe there is currently no particular advantage to remaining in Treasury securities.

Attractive U.S. interest rates and continued uncertainty in Asia could attract foreign investors in search of stability. In addition, Asian uncertainty has encouraged U.S. investors to invest domestically. Treasury securities, however, have not enjoyed as much benefit from

Asian flight as had been hoped. Net foreign investments into Treasury securities were lower in the fourth quarter of 1997 than in the third. As the Asian crisis deepens, there may be increased demand for Treasury issues.

Looking forward, we expect interest rates to move lower as inflation fears recede, and we may even see the Federal Reserve easing policy later in the year. Import- and producer-price deflation continues to point toward lower Consumer Price Index inflation in coming months. Declines of 0.3% in February import prices and 0.1% in producer prices left them 3.3% and 1.6%, respectively, below their levels of one year ago. Consumer-price inflation still is expected to dip to or below 1% later this year.

                             [GRAPH APPEARS HERE]

           LEHMAN BROTHERS INTERMEDIATE       SHORT-INTERMEDIATE
          GOVERNMENT/CORPORATE BOND INDEX          TERM FUND
------------------------------------------------------------------------
                   10,000.00                         10,000
SEP-93             10,331.00                         10,224
DEC-93             10,301.04                         10,197
MAR-94              9,978.62                          9,946
JUN-94              9,854.88                          9,861
SEP-94              9,903.17                          9,923
DEC-94              9,939.81                          9,908
MAR-95             10,434.82                         10,295
JUN-95             11,112.04                         10,806
SEP-95             11,324.28                         10,972
DEC-95             11,851.99                         11,349
MAR-96             11,574.65                         11,180
JUN-96             11,629.05                         11,218
SEP-96             11,833.72                         11,404
DEC-96             12,195.83                         11,680
MAR-97             12,182.42                         11,682
JUN-97             12,541.80                         12,022
SEP-97             12,880.43                         12,331
DEC-97             13,156.07                         12,618
FEB-98             13,317.89                         12,746


This Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual portfolio securities, the "feeder" fund, which is offered to the public, holds interests in the net assets of the Master Portfolio that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by Barclays Global Fund Advisors (BGFA) and sub-advised by Wells Fargo Bank, N.A.

    MANAGERS DISCUSSION AND ANALYSIS

U.S. TREASURY ALLOCATION FUND

                                                 Average Annual
PERFORMANCE AS OF 2/28/98                          Total Return
---------------------------------------------------------------
                                        One Year          8.18%
                   Life of Fund (7/2/93-2/28/98)          5.43%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

The Fund's per share net asset value (NAV) grew from $9.24 on February 28, 1997, to $9.40 on February 28, 1998, and cumulative dividends from Net Investment Income for the period (3/1/97-2/28/98) was approximately $0.55 per share. Of course, past performance is no indication of future results.

Recently, the yield curve flattened significantly, with long-term interest rates now at their lowest levels since 1977. The interest rate decreases have helped increase the price and the market value of the Fund's portfolio investments. These factors contributed to the Fund's strong return for the year.

The Fund alters its holdings in long-term Treasury bonds, intermediate-term Treasury notes, and Treasury bills based on relative yield differences between the securities. In the past 12 months, the Fund has reallocated rather steadily out of the intermediate note sector and into the short-term money-market sector, with a 10% bond allocation being purchased this year.

The composition of the Fund's portfolio changed from a 0/80/20
(bonds/notes/bills) allocation at the beginning of the period to 17/14/69 as a result of the general flattening of the yield curve. We will continue to evaluate economic conditions and market opportunities on a daily basis, and will make changes to the Fund's allocation accordingly.

While 1997 saw a flattening of the yield curve, a downward movement was seen across all maturities in early 1998, with more movement in intermediate-term interest rates, which lost close to 14 basis points (0.14%). In February of 1998, Federal Reserve Chairman Alan Greenspan delivered his semi-annual report to Congress, and noted that the U.S. economy had considerable momentum and that the labor market remained tight. Significant economic fallout from the financial turmoil in Asia has yet to be seen in U.S. domestic markets. Investors hoping for an interest rate cut were disappointed by the Chairman's wait and see approach. The Fed's last move was a short-term rate hike of 0.25% in March 1997, raising the rate to the current target of 5.50%.

                             [GRAPH APPEARS HERE]

                     LEHMAN BROTHERS   U.S. TREASURY ALLOCATION
----------------------------------------------------------------
                        10,000.00                10,000
SEP-93                  10,332.00                10,601
DEC-93                  10,302.04                10,507
MAR-94                   9,977.52                10,020
JUN-94                   9,853.80                 9,843
SEP-94                   9,903.07                 9,867
DEC-94                   9,939.71                 9,841
MAR-95                  10,434.71                10,338
JUN-95                  11,110.88                10,866
SEP-95                  11,323.10                11,038
DEC-95                  11,850.75                11,359
MAR-96                  11,573.45                11,248
JUN-96                  11,627.84                11,266
SEP-96                  11,832.49                11,479
DEC-96                  12,194.56                11,792
MAR-97                  12,095.79                11,678
JUN-97                  12,515.51                12,088
SEP-97                  12,934.78                12,415
DEC-97                  13,364.22                12,670
FEB-98                  13,527.26                12,798


This Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual portfolio securities, the "feeder" fund, which is offered to the public, holds interests in the net assets of the Master Portfolio that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by Barclays Global Fund Advisors (BGFA).

    MANAGERS DISCUSSION AND ANALYSIS

MONEY MARKET FUND

PERFORMANCE AS OF 2/28/98                           7-Day Yield
---------------------------------------------------------------
                                                          5.24%

The 7-Day Yield is an annualized yield for the seven day period ended February 28, 1998. Yield reflects fluctuations in interest rates on portfolio invest-ments and Fund expenses.

Early in the period, there was considerable uncertainty regarding interest rates. The bond market slumped in the first quarter of 1997 on inflation fears. This prompted the Federal Reserve to tighten monetary policy with a 0.25% increase in the federal funds target rate. Money market yields enjoyed a boost from this increase. The general fixed income market absorbed the federal funds rate increase at the beginning of the reporting period. Yields began to fall gradually for the benchmark 30-year Treasury bond and the yield curve, which measures the spread in yields between short-term and long-term instruments, began to flatten.

Looking forward, import- and producer-price deflation continues to point toward lower Consumer Price Index inflation in coming months. Declines of 0.3% in February import prices and 0.1% in producer prices left them 3.3% and 1.6%, respectively, below their levels of one year ago. Consumer-price inflation still is expected to dip to, or below 1% later this year, even though disinflation stalled in February. Interest rates are expected to move lower as inflation fears recede, and the Federal Reserve may ease policy later in the year. If the Fed does lower rates, money market yields should decline.

There are a number of economic influences on interest rates. If the economy is expected to grow rapidly, interest rates usually move higher in anticipation of a Fed rate hike. Cash flows into money market mutual funds are another important factor. The dynamics of supply and demand as managers invest shareholders' cash can drive yields higher or drag them lower, particularly for variable rate securities.

Weighted average maturity, which is one of the measures of a fund's sensitivity to interest rate changes, is a measure of the average length of time before securities in a portfolio mature on a dollar for dollar basis. Funds with longer maturities generally are more sensitive to interest-rate fluctuations than shorter maturity funds. For the most part, the weighted average maturity for the Fund has been fairly steady and in the short-to-intermediate range of 45 to 55 days. Typically, for a money market mutual fund, managers will increase maturity to lock in higher rates or shorten maturity if they anticipate higher rates being available soon. Market forces may also make one maturity range relatively more attractive than another.

MONEY MARKET FUND--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                                YIELD TO  MATURITY
 PRINCIPAL  SECURITY NAME                       MATURITY    DATE      VALUE

            CERTIFICATES OF DEPOSIT-13.86%
 $6,000,000 Abbey National PLC                      5.55% 01/26/99 $  5,997,385
  4,000,000 Morgan Guaranty Trust Co of NY          5.80  07/28/98    3,999,371
  7,000,000 Rabobank Nederland Utrecht              6.05  03/27/98    6,999,807
  8,000,000 Societe Generale NA Inc                 5.60  01/13/99    7,997,988
                                                                   ------------
            TOTAL CERTIFICATES OF DEPOSIT                          $ 24,994,551
            COMMERCIAL PAPER-67.81%
 $3,000,000 American Express Co                     5.57% 07/28/98 $  2,930,375
  5,000,000 American Express Co                     5.47  03/27/98    4,979,487
  7,000,000 Bankers Trust New York Corp             5.37  08/17/98    6,822,492
  6,000,000 CC (USA) Inc                            5.44  04/14/98    5,959,200
  5,000,000 Commercial Bank Detroit                 6.00  03/27/98    4,999,595
  3,000,000 Delaware Funding Corp                   5.50  03/02/98    2,999,083
  3,000,000 General Electric Co                     5.62  08/03/98    2,926,940
  4,000,000 General Electric Co                     5.51  03/05/98    3,996,939
  3,000,000 Goldman Sachs Group LP                  5.54  04/06/98    2,982,919
  7,000,000 Greenwich Funding Corp                  5.50  03/12/98    6,987,166
  5,000,000 Household Finance Corp                  5.48  03/26/98    4,980,211
  7,000,000 Merrill Lynch & Co Inc                  5.49  04/15/98    6,950,895
  6,000,000 Monte Rosa Capital Corp                 5.48  04/02/98    5,969,860
  2,000,000 Morgan Guaranty Trust Co of NY          5.96  06/22/98    1,999,789
  7,000,000 Morgan Stanley Group Inc                5.72  03/03/98    6,996,663
  6,000,000 National Rural Utilities Coop Fin
             Group                                  5.67  03/05/98    5,995,275
  2,000,000 PHH Corp                                5.70  03/17/98    1,994,617
  5,000,000 Prudential Funding Corp                 5.50  04/07/98    4,970,972
  5,000,000 Sheffield Receivables Corp              5.52  03/10/98    4,992,333
  7,000,000 Sigma Finance Inc                       5.50  03/17/98    6,981,819
  4,000,000 Transamerica Corp                       5.48  03/20/98    3,987,822
  8,000,000 Unifunding Inc                          5.43  04/20/98    7,938,460
  5,000,000 USAA Capital Corp                       6.34  09/18/98    5,018,000
  8,000,000 WCP Funding Inc                         5.48  04/07/98    7,953,724
                                                                   ------------
            TOTAL COMMERCIAL PAPER                                 $122,314,636

    MONEY MARKET FUND--FEBRUARY 28, 1998

MONEY MARKET FUND--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                                          YIELD TO    MATURITY
 PRINCIPAL     SECURITY NAME                              MATURITY    DATE           VALUE

               VARIABLE & FLOATING RATE NOTES-17.18%
 $7,000,000    Australia & New Zealand Bank                5.61%      07/28/98      $  6,998,382
  7,000,000    Bank of America                             5.65       04/16/98         6,999,563
  3,000,000    Comerica Bank Detroit                       5.86       12/14/98         2,999,553
  6,000,000    Huntington National Bank                    5.86       12/09/98         5,999,323
  8,000,000    Key Bank NA                                 5.55       02/24/99         7,994,620
                                                                                    ------------

            TOTAL VARIABLE &
            FLOATING RATE NOTES                 $ 30,991,441
            TOTAL INVESTMENT
            IN SECURITIES
            (Cost
            $178,300,628)**
            (Notes 1 and 3)         98.85%       $178,300,628
            Other Assets and
            Liabilities, Net         1.15%          2,074,220
                                   ------        ------------
            TOTAL NET ASSETS       100.00%       $180,374,848
                                   ======        ============

--------------------------------------------------------------------------------
** Cost for income tax purposes is the same as for financial statement purposes.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998

                                                           Asset        Bond
                                                      Allocation       Index
                                                            Fund        Fund
-----------------------------------------------------------------------------
ASSETS
INVESTMENTS:
In corresponding Master Portfolio, at market value
 (Note 1)                                           $535,136,731 $93,234,121
Cash                                                           0           0
RECEIVABLES:
 Dividends and interest                                        0           0
 Fund shares sold                                        584,565   1,025,614
TOTAL ASSETS                                         535,721,296  94,259,735
LIABILITIES
PAYABLES:
 Capital shares redeemed                                 872,190     469,568
 Distribution to shareholders                                  0           0
 Due to BGI and Stephens (Note 2)                        102,964      13,745
TOTAL LIABILITIES                                        975,154     483,313
TOTAL NET ASSETS                                    $534,746,142 $93,776,422
NET ASSETS CONSIST OF:
 Paid-in capital                                     415,451,237  93,769,238
 Undistributed net investment income                      11,633      27,854
 Undistributed net realized gain (loss) on
  investments                                          8,277,532    (157,705)
 Net unrealized appreciation (depreciation) on
  investments                                        111,005,740     137,035
TOTAL NET ASSETS                                    $534,746,142 $93,776,422
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
 PER SHARE
Net Assets                                          $534,746,142 $93,776,422
Shares outstanding                                    39,600,736   9,639,098
Net asset value and offering price per share              $13.50       $9.73
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF ASSETS AND LIABILITIES--FEBRUARY 28, 1998


      Growth        LifePath           LifePath           LifePath          LifePath
       Stock            2000               2010               2020              2030
        Fund            Fund               Fund               Fund              Fund
----------------------------------------------------------
$237,048,752     $48,709,287       $112,281,705       $147,986,131       $95,139,685
           0               0                  0                  0                 0
           0               0                  0                  0                 0
     638,211          89,489            289,453            562,119           482,692
 237,686,963      48,798,776        112,571,158        148,548,250        95,622,377
     649,905          65,247            110,910            317,664           291,484
           0               0                  0                  0                 0
      23,069           2,063             24,638             33,383            21,687
     672,974          67,310            135,548            351,047           313,171
$237,013,989     $48,731,466       $112,435,610       $148,197,203       $95,309,206
 187,823,025      45,218,341         96,176,540        118,898,519        74,635,575
           0         296,411            493,415            432,225           182,142
   3,616,237         579,855          1,426,925          2,026,456           942,666
  45,574,727       2,636,859         14,338,730         26,840,003        19,548,823
$237,013,989     $48,731,466       $112,435,610       $148,197,203       $95,309,206
$237,013,989     $48,731,466       $112,435,610       $148,197,203       $95,309,206
  15,060,830       4,216,121          8,086,328          9,424,216         5,480,661
      $15.74          $11.56             $13.90             $15.73            $17.39
------------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998

                                                               LifePath
                                                                   2040
                                                                   Fund
-----------------------------------------------------------------------
ASSETS
INVESTMENTS:
 In corresponding Master Portfolio, at market value
  (Note 1)                                                 $126,022,880
Cash                                                                  0
RECEIVABLES:
 Dividends and interest                                               0
 Fund shares sold                                               844,240
TOTAL ASSETS                                                126,867,120
LIABILITIES
PAYABLES:
 Capital shares redeemed                                        242,184
 Distribution to shareholders                                         0
 Due to BGI and Stephens (Note 2)                                23,595
TOTAL LIABILITIES                                               265,779
TOTAL NET ASSETS                                           $126,601,341
NET ASSETS CONSIST OF:
 Paid-in capital                                            100,227,073
 Undistributed net investment income                            112,871
 Undistributed net realized gain (loss) on investments        1,242,392
 Net unrealized appreciation (depreciation) on investments   25,019,005
TOTAL NET ASSETS                                           $126,601,341
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE PER SHARE
Net Assets                                                 $126,601,341
Shares outstanding                                            6,743,840
Net asset value and offering price per share                     $18.77
-----------------------------------------------------------------------

* The Money Market Fund does not invest in a corresponding Master Portfolio. The cost of securities held at February 28, 1998 is the same as the market value.

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF ASSETS AND LIABILITIES--FEBRUARY 28, 1998

                                                     Short-
       Money                   S&P             Intermediate              U.S. Treasury
      Market             500 Stock                     Term                 Allocation
       Fund*                  Fund                     Fund                       Fund
---------------------------------------------------
$178,300,628        $2,289,098,351              $10,864,726                $47,205,989
   1,184,202                     0                        0                          0
   1,328,048                     0                        0                          0
     728,567             5,077,463                   11,865                     70,130
 181,541,445         2,294,175,814               10,876,591                 47,276,119
   1,074,827             1,518,324                   40,777                     27,005
      14,999                     0                        0                          0
     128,615               224,789                    6,656                      8,196
   1,218,441             1,743,113                   47,433                     35,201
$180,323,004        $2,292,432,701              $10,829,158                $47,240,918
 180,385,270         1,400,588,958               11,031,560                 51,263,115
           0             5,418,488                    5,331                     10,984
     (62,266)           39,740,087                 (337,657)                (4,156,223)
           0           846,685,168                  129,924                    123,042
$180,323,004        $2,292,432,701              $10,829,158                $47,240,918
$180,323,004        $2,292,432,701              $10,829,158                $47,240,918
 180,384,775           103,804,455                1,158,793                  5,025,964
       $1.00                $22.08                    $9.35                      $9.40
---------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1998

                                                             Asset       Bond
                                                        Allocation      Index
                                                              Fund       Fund
-----------------------------------------------------------------------------
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER PORTFOLIO
 Dividends                                            $  4,137,500 $        0
 Interest                                               14,861,341  7,263,140
 Expenses                                              (1,616,380)   (85,259)
 NET INVESTMENT INCOME (LOSS) ALLOCATED FROM
  MASTER PORTFOLIO                                      17,382,461  7,177,881
EXPENSES (NOTE 2)
 Administration fees                                     1,844,243    158,187
 Advisory fees                                                   0          0
TOTAL EXPENSES                                           1,844,243    158,187
Less:
 Waived fees                                                     0          0
Net expenses                                             1,844,243    158,187
NET INVESTMENT INCOME (LOSS)                            15,538,218  7,019,694
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM MASTER PORTFOLIOS
 Net realized gain (loss) on sale of investments        43,346,185    835,418
 Net change in unrealized appreciation (depreciation)
  of investments                                        54,041,438  1,840,981
NET GAIN (LOSS) ON INVESTMENTS                          97,387,623  2,676,399
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                           $112,925,841 $9,696,093
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 1998


     Growth        LifePath            LifePath            LifePath            LifePath
      Stock            2000                2010                2020                2030
       Fund            Fund                Fund                Fund                Fund
----------------------------------------------------
$   334,093      $  180,123         $   812,021         $ 1,472,279         $ 1,032,790
    754,929       2,120,407           3,114,732           2,593,988             929,053
(1,354,587)       (252,821)           (535,368)           (692,337)           (403,587)
  (265,565)       2,047,709           3,391,385           3,373,930           1,558,256
    405,996         183,550             388,764             502,717             293,010
          0               0                   0                   0                   0
    405,996         183,550             388,764             502,717             293,010
     45,153               0                   0                   0                   0
    360,843         183,550             388,764             502,717             293,010
  (626,408)       1,864,159           3,002,621           2,871,213           1,265,246
  9,338,409       1,498,004           4,019,123           5,546,369           2,589,572
 35,007,522       1,944,125           9,867,032          19,345,820          14,546,285
 44,345,931       3,442,129          13,886,155          24,892,189          17,135,857
$43,719,523      $5,306,288         $16,888,776         $27,763,402         $18,401,103
---------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1998

                                                                      LifePath
                                                                          2040
                                                                          Fund
------------------------------------------------------------------------------
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER PORTFOLIO
 Dividends                                                         $ 1,485,113
 Interest                                                              372,092
 Expenses                                                            (513,622)
 NET INVESTMENT INCOME (LOSS) ALLOCATED FROM
  MASTER PORTFOLIO                                                   1,343,583
EXPENSES (NOTE 2)
 Administration fees                                                   372,862
 Advisory fees                                                               0
TOTAL EXPENSES                                                         372,862
Less:
 Waived fees                                                                 0
Net expenses                                                           372,862
NET INVESTMENT INCOME (LOSS)                                           970,721
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM
 MASTER PORTFOLIOS
 Net realized gain (loss) on sale of investments                     5,450,601
 Net change in unrealized appreciation (depreciation) of
  investments                                                       18,871,946
NET GAIN (LOSS) ON INVESTMENTS                                      24,322,547
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS    $25,293,268
------------------------------------------------------------------------------

 * The Money Market Fund does not have a corresponding Master Portfolio. All interest is derived from securities held by the Fund.

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 1998


      Money                S&P            Short-Intermediate            U.S. Treasury
     Market          500 Stock                          Term               Allocation
      Fund*               Fund                          Fund                     Fund
-----------------------------------------------
$         0       $ 28,793,187                      $      0               $        0
 10,264,768          6,042,629                       782,050                2,998,572
          0           (897,051)                      (50,170)                (136,672)
 10,264,768         33,938,765                       731,880                2,861,900
    179,427          2,698,151                        20,045                  182,037
    630,279                  0                             0                        0
    809,706          2,698,151                        20,045                  182,037
          0                  0                             0                        0
    809,706          2,698,151                        20,045                  182,037
  9,455,062         31,240,614                       711,835                2,679,863
    (4,762)         67,662,285                       (82,340)                 497,222
          0        444,494,109                       250,239                  384,199
    (4,762)        512,156,394                       167,899                  881,421
$ 9,450,300       $543,397,008                      $879,734               $3,561,284
--------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                        Asset Allocation Fund
                                          ------------------------------------
                                                    For the            For the
                                                 Year Ended         Year Ended
                                          February 28, 1998  February 28, 1997
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)                 $  15,538,218      $  17,275,336
 Net realized gain (loss) on sale of
  investments                                    43,346,185         38,140,198
 Net change in unrealized appreciation
  (depreciation) of investments                  54,041,438         (1,289,056)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      112,925,841         54,126,478
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                     (15,569,560)       (17,247,080)
 From net realized gain (loss) on sale of
  investments                                   (45,241,548)       (26,664,455)
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                      142,241,923        154,834,083
 Net asset value of shares issued in
  reinvestment of dividends and
  distributions                                  60,810,816         44,837,891
 Cost of shares redeemed                       (152,006,433)      (176,232,020)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS                                    51,046,306         23,439,954
INCREASE (DECREASE) IN NET ASSETS               103,161,039         33,654,897
NET ASSETS:
Beginning net assets                            431,585,103        397,930,206
ENDING NET ASSETS                             $534,746,142       $ 431,585,103
SHARES ISSUED AND REDEEMED:
 Shares sold                                     11,061,652         12,906,366
 Shares issued in reinvestment of
  dividends and distributions                     4,795,265          3,754,997
 Shares redeemed                                (11,869,232)       (14,682,595)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                                      3,987,685          1,978,768
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


                    Bond Index Fund                     Growth Stock Fund
------------------------------------  ------------------------------------
          For the            For the            For the            For the
       Year Ended         Year Ended         Year Ended         Year Ended
February 28, 1998  February 28, 1997  February 28, 1998  February 28, 1997
-------------------------------------------------------
     $  7,019,694       $  6,188,613     $     (626,408)     $    (920,167)
          835,418           (257,556)         9,338,409         15,318,009
        1,840,981         (1,931,019)        35,007,522        (25,141,390)
        9,696,093          4,000,038         43,719,523        (10,743,548)
      (7,045,500)         (6,134,953)                 0                  0
                0                  0        (17,881,314)        (3,202,048)
       45,025,402        115,659,105        135,070,663        170,007,270
        7,037,685          6,438,762         17,881,293          3,202,048
     (90,406,487)        (48,583,524)     (154,994,318)       (124,629,401)
     (38,343,400)         73,514,343        (2,042,362)         48,579,917
     (35,692,807)         71,379,428         23,795,847         34,634,321
      129,469,229         58,089,801        213,218,142        178,583,821
     $ 93,776,422       $129,469,229     $  237,013,989      $ 213,218,142
        4,679,516         12,158,949          8,923,264         10,851,913
          738,294            680,187          1,247,823            208,331
      (9,514,575)         (5,119,468)       (10,266,097)        (7,988,397)
      (4,096,765)          7,719,668           (95,010)          3,071,847
---------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                      LifePath 2000 Fund               LifePath 2010 Fund
                          -------------------------------  -------------------------------
                                              Period from                      Period from
                                           March 26, 1996                   March 26, 1996
                               For the      (Commencement       For the      (Commencement
                            Year Ended  of Operations) to    Year Ended  of Operations) to
                          February 28,       February 28,  February 28,       February 28,
                                  1998               1997          1998               1997
-------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
 Net investment income
  (loss)                  $  1,864,159       $  1,403,756  $  3,002,621       $  2,005,706
 Net realized gain
  (loss) on sale of
  investments                1,498,004            162,746     4,019,123            656,791
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments                1,944,125            692,734     9,867,032          4,471,698
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS             5,306,288          2,259,236    16,888,776          7,134,195
DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income                    (1,873,768)        (1,097,736)   (2,934,746)        (1,580,166)
 From net realized gain
  (loss) on sale of
  investments               (1,080,895)                 0    (3,244,853)                 0
CAPITAL SHARE
 TRANSACTIONS:
 Proceeds from shares
  sold                      29,570,107         64,429,732    50,184,554        113,729,167
 Net asset value of
  shares issued in
  reinvestment of
  dividends and
  distributions              2,954,663          1,095,909     6,179,586          1,576,451
 Cost of shares redeemed   (32,722,692)       (20,109,378)  (41,841,291)       (33,656,063)
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM CAPITAL SHARE
 TRANSACTIONS                 (197,922)        45,416,263    14,522,849         81,649,555
INCREASE (DECREASE) IN
 NET ASSETS                  2,153,703         46,577,763    25,232,026         87,203,584
NET ASSETS:
Beginning net assets        46,577,763                  0    87,203,584                  0
ENDING NET ASSETS         $ 48,731,466       $ 46,577,763  $112,435,610       $ 87,203,584
SHARES ISSUED AND
 REDEEMED:
 Shares sold                 2,609,621          6,021,502     3,799,100          9,702,222
 Shares issued in
  reinvestment of
  dividends                    263,425            102,561       470,053            133,390
 Shares redeemed            (2,902,215)        (1,878,773)   (3,183,053)        (2,835,384)
NET INCREASE (DECREASE)
 IN SHARES OUTSTANDING         (29,169)         4,245,290     1,086,100          7,000,228
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


            LifePath 2020 Fund                 LifePath 2030 Fund               LifePath 2040 Fund
--------------------------------  --------------------------------  -------------------------------
                     Period from                       Period from                      Period from
     For the      March 26, 1996        For the     March 26, 1996       For the     March 26, 1996
  Year Ended       (Commencement     Year Ended      (Commencement    Year Ended      (Commencement
February 28,   of Operations) to   February 28,  of Operations) to  February 28,  of Operations) to
        1998   February 28, 1997           1998  February 28, 1997          1998  February 28, 1997
----------------------------------------------------------------------------------------------------
$  2,871,213        $  1,938,192   $  1,265,246       $    814,543  $    970,721       $    686,259
   5,546,369           1,202,749      2,589,572            645,645     5,450,601            847,438
  19,345,820           7,494,183     14,546,285          5,002,538    18,871,946          6,147,059
  27,763,402          10,635,124     18,401,103          6,462,726    25,293,268          7,680,756
  (2,828,349)         (1,548,831)    (1,235,853)          (661,794)     (981,497)          (562,612)
  (4,577,018)           (145,644)    (2,146,403)          (146,148)   (5,040,363)           (15,284)
  62,320,047         147,132,963     48,861,763         70,729,578    85,516,198         87,726,379
   7,405,367           1,545,026      3,382,255            804,134     6,021,811            561,376
 (47,300,299)        (52,204,585)   (30,529,151)       (18,613,004)  (53,683,581)       (25,915,110)
  22,425,115          96,473,404     21,714,867         52,920,708    37,854,428         62,372,645
  42,783,150         105,414,053     36,733,714         58,575,492    57,125,836         69,475,505
 105,414,053                   0     58,575,492                  0    69,475,505                  0
$148,197,203        $105,414,053   $ 95,309,206       $ 58,575,492  $126,601,341       $ 69,475,505
   4,313,443          11,957,914      3,096,468          5,498,688     4,987,356          6,394,187
     509,421             123,825        214,342             61,161       355,815             40,724
 (3,266,331)          (4,214,056)   (1,965,323)         (1,424,675)  (3,168,342)         (1,865,900)
   1,556,533           7,867,683      1,345,487          4,135,174     2,174,829          4,569,011
----------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                         Money Market Fund
                                       ------------------------------------
                                                 For the            For the
                                              Year Ended         Year Ended
                                       February 28, 1998  February 28, 1997
----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)              $   9,455,062      $   8,103,742
 Net realized gain (loss) on sale of
  investments                                     (4,762)             1,533
 Net change in unrealized appreciation
  (depreciation) of investments                        0                  0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     9,450,300          8,105,275
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                   (9,455,062)        (8,103,742)
 From net realized gain (loss) on sale
  of investments                                       0                  0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                   219,618,386        176,002,509
 Net asset value of shares issued in
  reinvestment of dividends and
  distributions                                9,251,485          7,951,900
 Cost of shares redeemed                    (225,588,287)      (163,761,261)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARES
 TRANSACTIONS                                  3,281,584         20,193,148
INCREASE (DECREASE) IN NET ASSETS              3,276,822         20,194,681
NET ASSETS:
Beginning net assets                         177,046,182        156,851,501
ENDING NET ASSETS                          $ 180,323,004      $ 177,046,182
SHARES ISSUED AND REDEEMED:
 Shares sold                                 219,618,386        176,002,509
 Shares issued in reinvestment of
  dividends and distributions                  9,251,485          7,951,876
 Shares redeemed                            (225,588,287)      (163,761,261)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                                   3,281,584         20,193,124
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


                  S&P 500 Stock Fund         Short-Intermediate Term Fund
-------------------------------------  -----------------------------------
           For the            For the           For the            For the
        Year Ended         Year Ended        Year Ended         Year Ended
 February 28, 1998  February 28, 1997  February 28 1998  February 28, 1997
-------------------------------------------------------
    $   31,240,614     $   23,815,692       $   711,835        $   846,293
        67,662,285         21,513,935           (82,340)           (86,579)
       444,494,109        219,020,476           250,239           (214,500)
       543,397,008        264,350,103           879,734            545,214
       (30,121,261)       (22,785,673)         (715,413)          (840,943)
       (39,697,846)       (16,780,931)                0                  0
       859,737,151        539,066,703         2,637,312          4,322,741
        69,792,808         25,515,514           715,374            909,344
      (533,699,383)      (249,037,913)       (5,741,426)        (5,586,461)
       395,830,576        315,544,304        (2,388,740)          (354,376)
       869,408,477        540,327,803        (2,224,419)          (650,105)
     1,423,024,224        882,696,421        13,053,577         13,703,682
    $2,292,432,701     $1,423,024,224       $10,829,158        $13,053,577
        44,359,193         35,425,415           283,682            468,606
         3,561,316          1,696,159            77,304             98,728
       (27,667,316)       (16,520,854)         (621,841)          (606,156)
        20,253,193         20,600,720          (260,855)           (38,822)
---------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                             U.S. Treasury Allocation Fund
                                       ------------------------------------
                                                 For the            For the
                                              Year Ended         Year Ended
                                       February 28, 1998  February 28, 1997
----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)               $  2,679,863       $  3,002,841
 Net realized gain (loss) on sale of
  investments                                    497,222           (142,717)
 Net change in unrealized appreciation
  (depreciation) of investments                  384,199           (507,060)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     3,561,284          2,353,064
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                   (2,677,544)        (2,994,176)
 From net realized gain (loss) on sale
  of investments                                (122,957)                 0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                    13,761,242         12,235,270
 Net asset value of shares issued in
  reinvestment of dividends and
  distributions                                2,800,446          3,193,414
 Cost of shares redeemed                     (17,623,970)       (18,877,292)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARES
 TRANSACTIONS                                 (1,062,282)        (3,448,608)
INCREASE (DECREASE) IN NET ASSETS               (301,499)        (4,089,720)
NET ASSETS:
Beginning net assets                          47,542,417         51,632,137
ENDING NET ASSETS                           $ 47,240,918       $ 47,542,417
SHARES ISSUED AND REDEEMED:
 Shares sold                                   1,474,632          1,321,414
 Shares issued in reinvestment of
  dividends and distributions                    301,293            346,020
 Shares redeemed                              (1,897,079)        (2,042,217)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                                    (121,154)          (374,783)
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                       Asset Allocation Fund
                          -----------------------------------------------------------------------
                                                                                      Period From
                                                                                          July 2,
                                                                                             1993
                                                                                       (Commence-
                                                                                          ment of
                            Year Ended    Year Ended    Year Ended    Year Ended   Operations) to
                          February 28,  February 28,  February 29,  February 28,     February 28,
                                  1998          1997          1996          1995             1994
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $12.12        $11.83         $9.93        $10.19           $10.00
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
  (loss)                          0.44          0.47          0.40          0.44             0.23
 Net realized and
  unrealized gain (loss)
  on investments                  2.68          1.02          1.90         (0.14)            0.28
TOTAL FROM INVESTMENT
 OPERATIONS                       3.12          1.49          2.30          0.30             0.51
LESS DISTRIBUTIONS:
 From net investment
  income                         (0.44)        (0.47)        (0.40)        (0.44)           (0.23)
 From net realized gains         (1.30)        (0.73)         0.00         (0.12)           (0.09)
TOTAL DISTRIBUTIONS              (1.74)        (1.20)        (0.40)        (0.56)           (0.32)
NET ASSET VALUE, END OF
 PERIOD                         $13.50        $12.12        $11.83         $9.93           $10.19
TOTAL RETURN (NOT
 ANNUALIZED)                     27.10%        13.09%        23.54%         3.28%            5.14%
RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
  period (000)                $534,746      $431,585      $397,930      $293,696         $217,140
 Number of shares out-
  standing, end of pe-
  riod (000)                    39,601        35,613        33,634        29,585           21,303
RATIOS TO AVERAGE NET
 ASSETS+:
 Ratio of expenses to
  average net
  assets(/1/)                     0.75%         0.75%         0.75%         0.75%            0.79%
 Ratio of net investment
  income (loss) to
  average net
  assets(/2/)                     3.37%         3.95%         3.62%         4.62%            3.47%
 Portfolio turnover                 --            --            --            24%*             33%
--------------------------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                       N/A           N/A           N/A          0.76%            0.80%
(2) Ratio of net
    investment income
    (loss) to average
    net assets prior to
    waived fees and
    reimbursed expenses            N/A           N/A           N/A          4.61%            3.46%
--------------------------------------------------------------------------------------------------

  * This rate is for the period from March 1, 1994 to May 25, 1994. As of May 26, 1994 the Funds (except for the Money Market Fund) invest all of their assets in the corresponding Master Portfolio. Portfolio turnover after May 26, 1994 is reported by the Master Portfolio.
  + Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.

    FINANCIAL HIGHLIGHTS


                                                    Bond Index Fund
---------------------------------------------------------------------------
                                                                 Period From
                                                                     July 2,
                                                                        1993
                                                                  (Commence-
                                                                     ment of
   Year Ended     Year Ended    Year Ended    Year Ended      Operations) to
 February 28,   February 28,  February 29,  February 28,        February 28,
         1998           1997          1996          1995                1994
----------------------------------------------
       $9.43           $9.66         $9.20            $9.76           $10.00
        0.64            0.63          0.64          0.64                0.38
        0.30           (0.23)         0.46         (0.56)              (0.24)
        0.94            0.40          1.10              0.08            0.14
       (0.64)          (0.63)        (0.64)        (0.64)              (0.38)
        0.00            0.00          0.00          0.00                0.00
       (0.64)         (0.63)         (0.64)           (0.64)           (0.38)
       $9.73           $9.43         $9.66            $9.20            $9.76
       10.36%           4.32%        12.17%             1.12%           1.38%
     $93,776        $129,469       $58,090       $18,593             $14,899
       9,639          13,736         6,016         2,020               1,526
        0.23%           0.23%         0.23%         0.23%               0.31%
        6.66%           6.69%         6.67%         7.08%               5.88%
          --              --            --            14%*                20%
-----------------------------------------------------------------------------
         N/A            0.32%         0.53%         0.71%               0.32%
         N/A            6.60%         6.37%         6.61%               5.87%
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            Growth Stock Fund
                           --------------------------------------------------------------------------
                                                                                          Period From
                                                                                              July 2,
                                                                                                 1993
                                                                                           (Commence-
                                                                                              ment of
                             Year Ended     Year Ended     Year Ended     Year Ended   Operations) to
                           February 28,   February 28,   February 29,   February 28,     February 28,
                                   1998           1997           1996           1995             1994
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD             $14.07         $14.78         $11.64         $11.52           $10.00
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
  (loss)                         (0.04)          (0.06)         (0.01)          0.00            (0.01)
 Net realized and
  unrealized gain (loss)
  on investments                   2.96          (0.43)          4.82           0.19             1.86
TOTAL FROM INVESTMENT
 OPERATIONS                        2.92          (0.49)          4.81           0.19             1.85
LESS DISTRIBUTIONS:
 From net investment
  income                           0.00           0.00          (0.01)          0.00             0.00
 From net realized gains          (1.25)         (0.22)         (1.66)         (0.07)           (0.33)
TOTAL DISTRIBUTIONS               (1.25)         (0.22)         (1.67)         (0.07)           (0.33)
NET ASSET VALUE, END OF
 PERIOD                          $15.74         $14.07         $14.78         $11.64           $11.52
TOTAL RETURN (NOT
 ANNUALIZED)                      21.61%         (3.46)%        42.10%          1.70%           18.65%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  period (000)                 $237,014       $213,218       $178,584        $96,925          $45,443
 Number of shares
  outstanding, end of
  period (000)                   15,061         15,156         12,084          8,330            3,945
RATIOS TO AVERAGE NET
 ASSETS+:
 Ratio of expenses to
  average net assets(/1/)          0.78%          0.76%          0.76%          0.76%            0.80%
 Ratio of net investment
  income (loss) to
  average net assets(/2/)         (0.28)%        (0.41)%        (0.12)%        (0.02)%          (0.18)%
Portfolio turnover                   --             --             --             27%*            104%
-------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                       0.80%          0.81%          0.86%          0.87%            0.80%
(2) Ratio of net
    investment income
    (loss) to average net
    assets prior to
    waived fees and
    reimbursed expenses           (0.30)%        (0.46)%        (0.22)%       (0.12)%           (0.18)%
-------------------------------------------------------------------------------------------------------

   * This rate is for the period from March 1, 1994 to May 25, 1994. As of May 26, 1994 the Funds (except for the Money Market Fund) invest all of their assets in the corresponding Master Portfolio. Portfolio turnover after May 26, 1994 is reported by the Master Portfolio.
   + Annualized for periods of less than one year. These ratios include ex-penses charged to the corresponding Master Portfolio.

    FINANCIAL HIGHLIGHTS


         LifePath 2000 Fund            LifePath 2010 Fund            LifePath 2020 Fund            LifePath 2030 Fund
----------------------------  ----------------------------  ----------------------------  ----------------------------
                 Period From                   Period From                   Period From                   Period From
              March 26, 1996                March 26, 1996                March 26, 1996                March 26, 1996
                  (Commence-                    (Commence-                    (Commence-                    (Commence-
                     ment of                       ment of                       ment of                       ment of
  Year Ended  Operations) to    Year Ended  Operations) to    Year Ended  Operations) to    Year Ended  Operations) to
February 28,    February 28,  February 28,    February 28,  February 28,    February 28,  February 28,     February 28
        1998            1997          1998            1997          1998            1997          1998            1997
---------------------------------------------------------------
      $10.97          $10.55        $12.46          $11.44        $13.40          $11.97        $14.17          $12.39
        0.46            0.39          0.40            0.33          0.33            0.29          0.26            0.23
        0.85            0.35          1.87            0.96          2.84            1.40          3.65            1.79
        1.31            0.74          2.27            1.29          3.17            1.69          3.91            2.02
       (0.46)          (0.32)        (0.40)          (0.27)        (0.33)          (0.24)        (0.26)          (0.20)
       (0.26)           0.00         (0.43)           0.00         (0.51)          (0.02)        (0.43)          (0.04)
       (0.72)          (0.32)        (0.83)          (0.27)        (0.84)          (0.26)        (0.69)          (0.24)
      $11.56          $10.97        $13.90          $12.46        $15.73          $13.40        $17.39          $14.17
       12.32%           7.00%        18.73%          11.98%        24.25%          15.06%        28.22%          17.37%
     $48,731         $46,578      $112,436         $87,204      $148,197        $105,414       $95,309         $58,575
       4,216           4,245         8,086           7,000         9,424           7,868         5,481           4,135
        0.95%           0.95%         0.95%           0.95%         0.95%           0.95%         0.95%           0.95%
        4.06%           4.21%         3.09%           3.26%         2.28%           2.57%         1.72%           2.05%
          --              --            --              --            --              --            --              --
-----------------------------------------------------------------------------------------------------------------------
         N/A             N/A           N/A             N/A           N/A             N/A           N/A             N/A
         N/A             N/A           N/A             N/A           N/A             N/A           N/A             N/A
-----------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                           LifePath 2040 Fund
                                               -------------------------------
                                                                   Period From
                                                                March 26, 1996
                                                                 (Commencement
                                                 Year Ended  of Operations) to
                                               February 28,       February 28,
                                                       1998               1997
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $15.21             $12.91
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss)                          0.18               0.18
 Net realized and unrealized gain (loss) on
  investments                                          4.41               2.27
TOTAL FROM INVESTMENT OPERATIONS                       4.59               2.45
LESS DISTRIBUTIONS:
 From net investment income                           (0.19)             (0.15)
 From net realized gains                              (0.84)              0.00
TOTAL DISTRIBUTIONS                                   (1.03)             (0.15)
NET ASSET VALUE, END OF PERIOD                       $18.77             $15.21
TOTAL RETURN (NOT ANNUALIZED)                         30.95%             20.47%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)                   $126,601            $69,476
 Number of shares outstanding, end of period
  (000)                                               6,744              4,569
RATIOS TO AVERAGE NET ASSETS+:
 Ratio of expenses to average net assets(/1/)          0.95%              0.95%
 Ratio of net investment income to average net
  assets(/2/)                                          1.04%              1.46%
Portfolio turnover                                       --                --
-------------------------------------------------------------------------------
(1) Ratio of expenses to average net
   assets prior to waived fees and
   reimbursed expenses                                  N/A                N/A
(2) Ratio of net investment income to
   average net assets prior to waived
   fees and reimbursed expenses                         N/A                N/A
-------------------------------------------------------------------------------

   + Annualized for periods of less than one year. These ratios include expenses charged to the Master Portfolio (except for the Money Market
     Fund).

    FINANCIAL HIGHLIGHTS



                                                     Money Market Fund
---------------------------------------------------------------------------
                                                                Period From
                                                               July 2, 1993
                                                              (Commencement
  Year Ended      Year Ended    Year Ended    Year Ended  of Operations) to
February 28,    February 28,  February 29,  February 28,       February 28,
        1998            1997          1996          1995               1994
-------------------------------------------------------
       $1.00           $1.00         $1.00         $1.00              $1.00
        0.05            0.05          0.05          0.04               0.02
        0.00            0.00          0.00          0.00               0.00
        0.05            0.05          0.05          0.04               0.02
       (0.05)          (0.05)        (0.05)        (0.04)             (0.02)
        0.00            0.00          0.00          0.00               0.00
       (0.05)          (0.05)        (0.05)        (0.04)             (0.02)
       $1.00           $1.00         $1.00         $1.00              $1.00
        5.35%           5.10%         5.60%         4.40%              1.81%
    $180,375        $177,046      $156,852      $147,269            $81,649
     180,437         177,103       156,910       147,280             81,648
        0.45%           0.45%         0.45%         0.45%              0.49%
        5.23%           4.96%         5.44%         4.44%              2.77%
         N/A             N/A           N/A           N/A                N/A
----------------------------------------------------------------------------
         N/A            0.48%         0.49%         0.57%              0.50%
         N/A            4.93%         5.40%         4.32%              2.76%
----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                              S&P 500 Stock Fund
                          ---------------------------------------------------------------------------
                                                                                          Period From
                                                                                         July 2, 1993
                                                                                        (Commencement
                            Year Ended    Year Ended    Year Ended    Year Ended   of Operations) to
                          February 28,  February 28,  February 29,  February 28,         February 28,
                                  1998          1997          1996          1995                 1994
------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $17.03        $14.02        $10.83        $10.50               $10.00
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
  (loss)                          0.33          0.32          0.31          0.27                 0.16
 Net realized and
  unrealized gain (loss)
  on investments                  5.46          3.23          3.36          0.41                 0.47
TOTAL FROM INVESTMENT
 OPERATIONS                       5.79          3.55          3.67          0.68                 0.63
LESS DISTRIBUTIONS:
 From net investment
  income                         (0.33)        (0.32)        (0.30)        (0.27)               (0.12)
 From net realized gains         (0.41)        (0.22)        (0.18)        (0.08)               (0.01)
 In excess of net
  realized gains                  0.00          0.00          0.00          0.00                 0.00
TOTAL DISTRIBUTIONS              (0.74)        (0.54)        (0.48)        (0.35)               (0.13)
NET ASSET VALUE, END OF
 PERIOD                         $22.08        $17.03        $14.02        $10.83               $10.50
TOTAL RETURN (NOT
 ANNUALIZED)                     34.62%        25.82%        34.35%         6.71%                6.30%
RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
  period (000)              $2,292,433    $1,423,024      $882,696      $448,776             $122,391
 Number of shares out-
  standing, end of pe-
  riod (000)                   103,804        83,551        62,951        41,427               11,653
RATIOS TO AVERAGE NET
 ASSETS+:
 Ratio of expenses to
  average net
  assets(/1/)                     0.20%         0.20%         0.20%         0.21%                0.27%
 Ratio of net investment
  income to average net
  assets(/2/)                     1.73%         2.15%         2.52%         2.93%                2.46%
Portfolio turnover                  --            --            --             8%*                  4%
------------------------------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                       N/A          0.22%         0.26%         0.25%                0.28%
(2) Ratio of net
    investment income to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                       N/A          2.13%         2.46%         2.88%                2.45%
------------------------------------------------------------------------------------------------------

  * This rate is for the period from March 1, 1994 to May 25, 1994. As of May 26, 1994 the Funds (except for the Money Market Fund) invest all of their assets in the corresponding Master Portfolio, and portfolio turnover is re-ported by the Master Portfolio.
  + Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.

    FINANCIAL HIGHLIGHTS



                                         Short-Intermediate Term Fund
--------------------------------------------------------------------------
                                                               Period From
                                                              July 2, 1993
                                                             (Commencement
  Year Ended     Year Ended    Year Ended    Year Ended  of Operations) to
February 28,   February 28,  February 29,  February 28,       February 28,
        1998           1997          1996          1995               1994
---------------------------------------------------
       $9.19          $9.40         $9.15         $9.72             $10.00
        0.60           0.60          0.65          0.64               0.42
        0.16          (0.21)         0.25         (0.57)             (0.28)
        0.76           0.39          0.90          0.07               0.14
       (0.60)         (0.60)        (0.65)        (0.64)             (0.42)
        0.00           0.00          0.00          0.00               0.00
        0,00           0.00          0.00          0.00               0.00
       (0.60)         (0.60)        (0.65)        (0.64)             (0.42)
       $9.35          $9.19         $9.40         $9.15              $9.72
        8.51%          4.29%        10.07%         0.89%              1.42%
     $10,829        $13,054       $13,704       $14,298             $5,258
       1,159          1,420         1,458         1,562                541
        0.63%          0.65%         0.65%         0.65%              0.65%
        6.40%          6.48%         6.82%         7.07%              6.02%
          --             --            --            29%               277%
---------------------------------------------------------------------------
         N/A           1.29%         1.44%         1.41%              0.65%
         N/A           5.84%         6.03%         6.32%              6.02%
---------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                  U.S. Treasury Allocation Fund
                          --------------------------------------------------------------------------
                                                                                         Period From
                                                                                        July 2, 1993
                                                                                       (Commencement
                            Year Ended    Year Ended    Year Ended    Year Ended   of Operations) to
                          February 28,  February 28,  February 29,  February 28,        February 28,
                                  1998          1997          1996          1995                1994
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING
 OF PERIOD                       $9.24         $9.35         $8.99         $9.67              $10.00
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income
  (loss)                          0.55          0.56          0.51          0.59                0.39
 Net realized and
  unrealized gain (loss)
  on investments                  0.19         (0.11)         0.36         (0.68)              (0.05)
TOTAL FROM INVESTMENT
 OPERATIONS                       0.74          0.45          0.87         (0.09)               0.34
LESS DISTRIBUTIONS:
 From net investment
  income                         (0.55)        (0.56)        (0.51)        (0.59)              (0.39)
 From net realized gains         (0.03)         0.00          0.00          0.00               (0.20)
 In excess of net
  realized gains                                0.00          0.00          0.00               (0.08)
TOTAL DISTRIBUTIONS              (0.58)        (0.56)        (0.51)        (0.59)              (0.67)
NET ASSET VALUE, END OF
 PERIOD                          $9.40         $9.24         $9.35         $8.99               $9.67
TOTAL RETURN (NOT
 ANNUALIZED)                      8.18%         4.99%         9.89%        (0.76)%              3.33%
RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
  period (000)                 $47,241       $47,542       $51,632       $56,852             $58,216
 Number of shares
  outstanding, end of
  period (000)                   5,026         5,147         5,522         6,324               6,019
RATIOS TO AVERAGE NET
 ASSETS:+
 Ratio of expenses to
  average net
  assets(/1/)                     0.70%         0.70%         0.70%         0.70%               0.78%
 Ratio of net investment
  income to average net
  assets(/2/)                     5.89%         6.03%         5.47%         6.52%               5.79%
Portfolio turnover                  --            --            --            43%*               210%
-----------------------------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                       N/A          0.71%          N/A          0.72%               0.80%
(2) Ratio of net
    investment income to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                       N/A          6.02%          N/A          6.50%               5.77%
-----------------------------------------------------------------------------------------------------

  * This rate is for the period from March 1, 1994 to May 25, 1994. As of May 26, 1994 the Funds (except for the Money Market Fund) invest all of their assets in the corresponding Master Portfolio, and portfolio turnover is re-ported by the Master Portfolio.
  + Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

  MasterWorks Funds Inc. (the "Company"), is registered under the Investment Company Act of 1940, as amended, as an open-end series investment company. The Company commenced operations on July 2, 1993, and currently issues the following Funds: the Asset Allocation, Bond Index, Growth Stock, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Stock, Short-Intermediate Term and U.S. Treasury Allocation Funds (each, a "Fund", collectively, the "Funds").

  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  INVESTMENT POLICY AND SECURITY VALUATION

  Each Fund, with the exception of the Growth Stock, Money Market and Short-Intermediate Term Funds, invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio. Each of the Growth Stock and Short-Intermediate Term Funds invests all of its assets in a separate series (also a "Master Portfolio") of Managed Series Investment Trust. Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (99.99%, 99.99%, 99.99%, 41.92%, 53.93%, 45.36%, 40.73%, 31.14%,
97.24%, 99.99% and 99.99% for the Asset Allocation, Bond Index, Growth Stock, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Stock, Short-Intermediate Term and U.S. Treasury Allocation Funds, respectively, as of February 28, 1998). The Money Market Fund does not invest in a corresponding Master Portfolio. Investments of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS

listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Master Portfolios' Board of Trustees.

  The Money Market Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will meet this objective. The amortized cost method, which involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, approximates market value.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

  Security transactions are accounted for by each Master Portfolio and the Money Market Fund on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Portfolio as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. The Money Market Fund recognizes interest income on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). All net investment income and realized and unrealized capital gains and losses of each Master Portfolio are allocated as required by the Code.

  The performance of each Fund, with the exception of the Money Market Fund, is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS


  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

  Dividends to shareholders from net investment income of the Asset Allocation, Bond Index, Short-Intermediate Term and U.S. Treasury Allocation Funds are declared and distributed monthly. Dividends to shareholders from net investment income of the Growth Stock, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Stock Funds are declared and distributed quarterly. Dividends to shareholders from net investment income of the Money Market Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

  FEDERAL INCOME TAXES

  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at February 28, 1998. The following Funds had net capital loss carryforwards at December 31, 1997, the tax year end of the funds:

                                  Year       Net Capital
Fund                           Expires Loss Carryforward
--------------------------------------------------------
Bond Index Fund                   2002         $ 144,965
Bond Index Fund                   2003           316,656
Bond Index Fund                   2004           404,767
Bond Index Fund                   2005           487,385
Money Market Fund                 2003            57,505
Money Market Fund                 2005             4,762
Short-Intermediate Term Fund      2002           247,724
Short-Intermediate Term Fund      2005            77,556
U.S. Treasury Allocation Fund     2002         4,475,313

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS


  No capital gain distribution shall be made in any of the Funds until the respective capital loss carryforward has been fully utilized or expires.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

  Pursuant to an Investment Advisory Contract with the Money Market Fund, Barclays Global Fund Advisers ("BGFA") is entitled to receive a monthly fee at an annual rate of 0.35% of the average daily net assets of the Fund as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Pursuant to a Sub-Advisory Contract with the Money Market Fund and BGFA, Wells Fargo Bank, N.A. ("WFB") is responsible for the day-to-day portfolio management of the Money Market Fund. WFB is entitled to receive from BGFA an amount equal to 0.05% of the average daily net assets of the Money Market Fund as compensation for its sub-advisory services.

  Investors Bank & Trust Company ("IBT") serves as the Custodian and Sub-Administrator of the Funds. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as Sub-Administrator of the Funds.

  Stephens Inc. ("Stephens"), is the Funds' co-administrator and distributor.

  The Company has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Funds, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS


  Under these arrangements, BGI and Stephens are entitled to receive for these administration services a combined fee (expressed as a percentage of average daily net assets) from each Fund as follows:

     Asset Allocation Fund          0.40%
     Bond Index Fund                0.15%
     Growth Stock Fund              0.18%
     LifePath 2000 Fund             0.40%
     LifePath 2010 Fund             0.40%
     LifePath 2020 Fund             0.40%
     LifePath 2030 Fund             0.40%
     LifePath 2040 Fund             0.40%
     Money Market Fund              0.10%
     S&P 500 Stock Fund             0.15%
     Short-Intermediate Term Fund   0.18%
     U.S. Treasury Allocation Fund  0.40%

  The Company has entered into separate contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide transfer and dividend disbursing agency services and shareholder services to the Funds. WFB is compensated for transfer and dividend disbursing agency services at an annual rate of 0.03% of the average daily net assets for the Bond Index, Growth Stock, S&P 500 Stock and Short-Intermediate Term Funds, 0.10% of the average daily net assets of the Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and U.S. Treasury Allocation Funds and 0.05% of the average daily net assets of the Money Market Fund. WFB is compensated for shareholder servicing based on an annual rate of 0.20% for the Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and U.S. Treasury Allocation Funds, 0.10% for the Growth Stock, Money Market and Short-Intermediate Term Funds and 0.07% for the Bond Index and S&P 500 Stock Funds, based on the average daily net assets of each of these Funds. Under the administrative services arrangements, BGI and Stephens will compensate WFB for expenses related to transfer and dividend disbursing agency services and shareholder servicing.

  Certain fees have been waived by BGI for the Growth Stock Fund for the year ended February 28, 1998. Waived fees continue at the discretion of BGI.

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS


  Certain officers and directors of the Company are also officers of Stephens. As of February 28, 1998, Stephens owned less than 1% of the outstanding shares of each Fund.

3. CAPITAL SHARES TRANSACTIONS

  As of February 28, 1998, there were 12.1 billion shares of $.001 par value capital stock authorized by the Company. As of February 28, 1998, each Fund, except the Money Market, S&P 500 Stock, Short-Intermediate Term and U.S. Treasury Allocation Funds, was authorized to issue 100 million shares of $.001 par value capital stock. The Money Market Fund was authorized to issue 3 billion shares. The S&P 500 Stock, Short-Intermediate Term and U.S. Treasury Allocation Funds were each authorized to issue 300 million shares. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

4. PORTFOLIO SECURITIES LOANED

  As of February 28, 1998, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds and repurchase agreements. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral are disclosed in the corresponding Master Portfolio financial statements.

To the Shareholders and Board of Directors
MasterWorks Funds Inc.:

We have audited the accompanying statements of assets and liabilities, includ-ing the portfolio of investments of the Money Market Fund, of MasterWorks Funds Inc. (comprising respectively, Asset Allocation Fund, Bond Index Fund, Growth Stock Fund, LifePath 2000 Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 Fund, Money Market Fund, S&P 500 Stock Fund, Short- Intermediate Term Fund and U.S. Treasury Allocation Fund) as of February 28, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year pe-riod then ended, except for LifePath 2000 Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 Fund, which are for the year then ended and for the period from March 26, 1996 to February 28, 1997 and the fi-nancial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Feb-ruary 28, 1998 by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall fi-nancial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of MasterWorks Funds Inc. as of February 28, 1998, the results of their operations, the changes in their net assets and their fi-nancial highlights for the periods indicated herein in conformity with gener-ally accepted accounting principles.

/s/ KPMG Peat Marwick LLP
San Francisco, California
April 3, 1998

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28, 1998

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                   SHARES    VALUE

COMMON STOCKS-71.91%
ADVERTISING-0.06%
Omnicom Group                    7,525 $    344,269
                                       ------------
             TOTAL ADVERTISING
                       - VALUE         $    344,269
                       -  COST         $    295,747
AEROSPACE & DEFENSE-1.42%
Allied Signal Inc               26,429 $  1,124,884
Boeing Co                       46,940    2,546,495
Briggs & Stratton Corp           1,156       51,225
General Dynamics Corp            2,917      253,050
Lockheed Martin Corp             9,114    1,063,490
Northrop Grumman Corp            3,110      432,290
Rockwell International Corp      9,826      594,473
Textron Inc                      7,751      580,841
United Technologies Corp        10,955      978,418
                                       ------------
     TOTAL AEROSPACE & DEFENSE
                       - VALUE         $  7,625,166
                       -  COST         $  5,706,098
AIRLINES-0.36%
AMR Corp+                        4,278 $    541,434
Delta Air Lines Inc              3,442      389,161
FDX Corp+                        6,826      434,731
Southwest Airlines Co           10,281      294,936
USAirways Group Inc+             4,243      268,635
                                       ------------
                TOTAL AIRLINES
                       - VALUE         $  1,928,897
                       -  COST         $  1,423,077
APPAREL-0.35%
CVS Corp                         8,052 $    596,351
Fruit of the Loom Inc Class A+   3,435      110,349
Liz Claiborne Inc                3,130      156,500
Nike Inc Class B                13,672      599,859
Reebok International Ltd+        2,629       81,992
Russell Corp                     1,703       46,194
VF Corp                          5,705      272,057
                                       ------------
                 TOTAL APPAREL
                       - VALUE         $  1,863,302
                       -  COST         $  1,518,646

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES    VALUE

COMMON STOCKS (CONTINUED)
AUTO PARTS & EQUIPMENT-0.64%
Cooper Tire & Rubber Co             3,674 $     84,732
Dana Corp                           4,887      266,647
Deluxe Corp                         3,820      130,119
Eaton Corp                          3,633      348,995
Echlin Inc                          2,998      151,586
Genuine Parts Co                    8,432      311,966
Goodyear Tire & Rubber Co           7,309      505,235
Illinois Tool Works Inc            11,689      700,609
ITT Industries Inc                  5,599      191,766
Navistar International Corp+        3,511      106,647
PACCAR Inc                          3,693      233,813
Pep Boys-Manny Moe & Jack           2,952       75,645
TRW Inc                             5,769      316,213
                                          ------------
     TOTAL AUTO PARTS & EQUIPMENT
                          - VALUE         $  3,423,973
                          -  COST         $  2,627,258
AUTOMOBILES-1.25%
Chrysler Corp                      31,059 $  1,209,360
Ford Motor Co                      56,312    3,185,148
General Motors Corp Class A        33,173    2,286,864
                                          ------------
                TOTAL AUTOMOBILES
                          - VALUE         $  6,681,372
                          -  COST         $  4,983,439
BANK & FINANCE-8.90%
Ahmanson (H F) & Co                 5,129 $    320,242
American Express Corp              21,836    1,966,605
Banc One Corp                      30,285    1,711,114
Bank of New York Inc               17,675    1,035,092
BankAmerica Corp                   32,497    2,518,518
BankBoston Corp                     6,774      675,283
Bankers Trust Corp                  4,550      538,038
BB&T Corp                           6,374      395,586
Beneficial Corp                     2,539      299,602
Chase Manhattan                    19,791    2,455,321
Citicorp                           21,414    2,837,355
Comerica Inc                        4,883      492,267
CoreStates Financial Corp           9,324      787,295
Countrywide Credit Industries Inc   5,112      227,165
Equifax Inc                         7,075      254,258

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28, 1998

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                    SHARES    VALUE

COMMON STOCKS (CONTINUED)
Federal Home Loan Mortgage Corp  32,653 $  1,542,854
Federal National Mortgage Assoc  49,736    3,173,779
Fifth Third Bancorp               7,256      573,224
First Chicago NBD Corp           13,614    1,118,901
First Union Corp                 29,491    1,553,807
Fleet Financial Group Inc        12,766    1,006,120
Golden West Financial             2,666      237,941
Green Tree Financial Inc          6,404      146,892
Household International Inc       5,042      654,830
Huntington Bancshares Inc         8,946      320,938
Keycorp                          10,260      718,841
Lehman Brothers Holdings          4,773      300,997
MBNA Corp                        23,498      841,522
Mellon Bank Corp                 11,986      746,878
Mercantile Bancorp                6,108      339,758
Merrill Lynch & Co Inc           15,616    1,117,520
MGIC Investment Corp              5,383      396,660
Morgan (J P) & Co Inc             8,362      999,259
Morgan Stanley Dean Witter       27,837    1,939,887
National City Corp               10,038      654,980
NationsBank Corp                 44,071    3,018,864
Northern Trust Corp               5,253      399,556
Norwest Corp                     35,437    1,450,702
PNC Bank Corp                    14,295      793,373
Republic New York Corp            2,598      314,358
Ryder System Inc                  3,609      132,405
Schwab (Charles) Corp            12,484      471,271
State Street Boston Corp          7,564      467,550
Summit Bancorp                    8,220      408,431
SunTrust Banks Inc                9,876      728,355
Synovus Financial Corp            7,560      267,373
U.S. Bancorp                     11,496    1,322,759
Wachovia Corp                     9,549      759,146
Washington Mutual Inc            12,102      812,347
Wells Fargo & Co                  4,077    1,312,794
                                        ------------
           TOTAL BANK & FINANCE
                        - VALUE         $ 47,558,613
                        -  COST         $ 33,975,287

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1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                         SHARES    VALUE

COMMON STOCKS (CONTINUED)
BASIC INDUSTRIES-1.12%
ASARCO Inc                             1,933 $     42,768
Avery-Dennison Corp                    4,791      241,946
Baker Hughes Inc                       7,904      323,570
Bemis Co                               2,461      110,899
Boise Cascade Corp                     2,667       88,844
Champion International Corp            4,471      228,300
Cyprus Amax Minerals                   4,397       72,001
Dover Corp                            10,403      401,816
Fort James Corp                        9,843      446,626
Georgia-Pacific Corp                   4,305      252,650
Harnischfeger Industries Inc           2,301       81,398
Homestake Mining Co                    6,776       67,760
Ikon Office Solutions Inc              6,183      202,107
Inco Ltd                               7,811      138,157
Louisiana-Pacific Corp                 5,158      113,154
Mead Corp                              4,930      168,544
Minnesota Mining & Manufacturing Co   19,160    1,634,588
NACCO Industries Inc Class A             410       53,326
Newmont Mining Corp                    7,332      212,170
Potlatch Corp                          1,352       58,559
Stone Container Corp+                  4,612       51,885
Union Camp Corp                        3,271      195,442
Westvaco Corp                          4,792      155,740
Weyerhauser Co                         9,391      468,963
Willamette Industries Inc              5,214      192,592
                                             ------------
             TOTAL BASIC INDUSTRIES
                            - VALUE          $  6,003,805
                            -  COST          $  5,639,566
BEVERAGES-2.31%
Anheuser-Busch Inc                    22,999 $  1,078,078
Coca-Cola Co                         116,097    7,974,413
Coors (Adolph) Co Class B              1,694       52,938
Pepsico Inc                           71,202    2,603,323
Seagrams Co Ltd                       16,749      636,462
                                             ------------
                    TOTAL BEVERAGES
                            - VALUE          $ 12,345,214
                            -  COST          $  9,650,487

62
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1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                        SHARES    VALUE

COMMON STOCKS (CONTINUED)
BROADCASTING-0.44%
Clear Channel Communications Inc+     4,568 $    413,975
Kingworld Productions                 3,344       89,243
Tele-Communications Inc Class A+     23,846      693,024
Tribune Co                            5,813      375,302
Viacom Inc Class B+                  16,565      795,120
                                            ------------
                 TOTAL BROADCASTING
                            - VALUE         $  2,366,664
                            -  COST         $  1,731,380
BUILDING MATERIALS & SERVICES-0.36%
Cooper Industries Inc                 5,642 $    316,657
Corning Inc                          10,843      440,497
Owens Corning Fiberglass Corp         2,490       76,879
Owens Illinois Inc+                   6,551      251,395
PPG Industries Inc                    8,372      542,610
Snap-On Inc                           2,812      119,510
Stanley Works                         4,189      200,287
                                            ------------
 TOTAL BUILDING MATERIALS & SERVICE
                            - VALUE         $  1,947,835
                            -  COST         $  1,675,213
BUSINESS SERVICES-0.39%
Cendant Corp+                        37,096 $  1,391,100
Ecolab Inc                            6,078      175,122
Waste Management Inc                 21,298      532,450
                                            ------------
            TOTAL BUSINESS SERVICES
                            - VALUE         $  2,098,672
                            -  COST         $  1,730,728
CHEMICALS-1.80%
Air Products & Chemicals Inc          5,127 $    430,348
Clorox Co                             4,865      426,904
Dow Chemical Co                      10,674      976,671
Du Pont (E I) De Nemours             53,051    3,252,689
Eastman Chemical Co                   3,664      239,992
FMC Corp+                             1,733      125,426
Goodrich (B F) Co                     3,398      168,413
Grace (W R) Co                        3,450      289,584
Great Lakes Chemical Corp             2,784      135,372
Hercules Inc                          4,503      217,551

                                                                              63
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1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                           SHARES    VALUE

COMMON STOCKS (CONTINUED)
International Flavor & Fragrances        5,134 $    236,164
Monsanto Co                             27,799    1,414,274
Morton International Inc                 6,248      206,575
Nalco Chemical Co                        3,103      124,896
Praxair Inc                              7,445      355,964
Rohm & Haas Co                           2,897      295,313
Rubbermaid Inc                           7,050      204,450
Sigma-Aldrich Corp                       4,727      186,717
Union Carbide Corp                       5,744      266,737
                                               ------------
                      TOTAL CHEMICALS
                              - VALUE          $  9,554,040
                              -  COST          $  7,770,326
COMPUTER SOFTWARE-3.17%
3Com Corp+                              16,276 $    581,867
Adobe Systems Inc                        3,474      153,507
Autodesk Inc                             2,285      108,252
Automatic Data Processing               13,721      837,839
Bay Networks Inc+                        9,920      336,040
Computer Associates International Inc   25,608    1,206,777
Computer Sciences Corp+                  3,597      376,561
First Data Corp                         20,124      684,216
HBO & Co                                 9,941      538,057
Microsoft Corp                         113,204    9,594,039
Novell Inc+                             16,249      170,868
Oracle Systems Corp                     46,055    1,134,104
Parametric Technology Corp+              5,964      361,195
Siebel Systems Inc+                          8          492
Sun Microsystems Inc+                   17,547      835,676
                                               ------------
              TOTAL COMPUTER SOFTWARE
                              - VALUE          $ 16,919,490
                              -  COST          $ 11,692,681
COMPUTER SYSTEMS-3.47%
Apple Computer Inc+                      5,910 $    139,624
Cabletron Systems Inc+                   7,378      114,359
Ceridian Corp+                           3,607      167,951
Cisco Systems Inc                       47,170    3,107,324
Cognizant Corp                           7,601      379,575
Compaq Computer Corp                    71,026    2,277,271
Data General Corp+                       2,200       45,375

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MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                         SHARES    VALUE

COMMON STOCKS (CONTINUED)
Dell Computer Corp                    15,348 $  2,146,802
Digital Equipment Corp+                6,939      395,089
EMC Corp                              23,260      889,695
Harris Corp                            3,752      190,180
Hewlett-Packard Co                    48,777    3,268,059
International Business Machine Corp   45,590    4,761,306
Seagate Technology Inc+               11,439      278,111
Shared Medical System Corp             1,155       88,285
Silicon Graphics Inc+                  8,701      131,059
Unisys Corp+                           8,176      146,146
Unova Inc+                                67        1,281
                                             ------------
             TOTAL COMPUTER SYSTEMS
                            - VALUE          $ 18,527,492
                            -  COST          $ 12,615,590
CONTAINER & PACKAGING-0.30%
Ball Corp                              1,407 $     45,903
Crown Cork & Seal Co                   6,025      325,350
International Paper Co                14,200      662,075
Temple-Inland Inc                      2,658      158,483
Tenneco Inc                            7,992      328,671
Tupperware Corp                        2,838       76,271
                                             ------------
        TOTAL CONTAINER & PACKAGING
                            - VALUE          $  1,596,753
                            -  COST          $  1,564,580
ELECTRICAL EQUIPMENT-2.74%
Aeroquip-Vickers Inc                   1,305 $     75,772
General Electric Co                  153,559   11,939,212
Grainger (W W) Inc                     2,320      224,605
Masco Corp                             7,732      420,428
Motorola Inc                          27,993    1,560,610
National Service Industries Inc        2,039      113,037
Raychem Corp                           4,046      175,748
Thomas & Betts Corp                    2,599      147,331
                                             ------------
         TOTAL ELECTRICAL EQUIPMENT
                            - VALUE          $ 14,656,743
                            -  COST          $ 10,771,715

                                                                              65
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1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                SHARES    VALUE

COMMON STOCKS (CONTINUED)
ELECTRONICS-3.09%
Advanced Micro Devices+       6,612 $    154,969
AMP Inc                      10,364      457,959
Applied Materials Inc        17,133      630,709
CBS Corp                     33,038    1,022,113
Commscope Inc+                    1           13
EG&G Inc                      2,083       56,111
Emerson Electric Co          20,773    1,325,577
General Instrument Corp+      6,933      115,694
General Signal Corp           2,367       96,159
Honeywell Inc                 6,012      476,451
Intel Corp                   76,792    6,887,283
Johnson Controls Inc          3,905      216,972
KLA Instruments Corp+         3,938      181,763
LSI Logic Corp+               6,632      157,096
Micron Technology Inc+        9,896      328,424
National Semiconductor+       7,684      183,456
Perkin-Elmer Corp             2,289      167,526
Pitney Bowes Inc             13,608      637,875
Raytheon Co Class B          15,955      938,353
Tektronix Inc                 2,412      107,636
Texas Instruments Inc        18,291    1,058,592
Xerox Corp                   15,336    1,360,112
                                    ------------
          TOTAL ELECTRONICS
                    - VALUE         $ 16,560,843
                    -  COST         $ 11,855,761
ENERGY & RELATED-6.00%
Amerada Hess Corp             4,296 $    254,807
Amoco Corp                   22,836    1,941,060
Anadarko Petroleum Corp       2,825      182,213
Apache Corp                   4,521      153,714
Ashland Inc                   3,485      194,071
Atlantic Richfield Corp      15,053    1,170,371
Burlington Resources Inc      8,323      372,454
Chevron Corp                 30,774    2,496,541
Coastal Corp                  4,955      315,262
Columbia Gas System Inc       2,598      198,260
Consolidated Natural Gas Co   4,468      256,910
Dresser Industries Inc        8,267      369,432
Eastern Enterprises             984       43,604
Enron Corp                   14,932      701,804

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MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES    VALUE

COMMON STOCKS (CONTINUED)
Exxon Corp                        115,667 $  7,388,230
Halliburton Co                     12,274      570,741
Helmerich & Payne Inc               2,302       66,614
Kerr-McGee Corp                     2,253      152,359
Mobil Corp                         36,804    2,665,990
NICOR Inc                           2,301       94,629
Occidental Petroleum Corp          15,882      405,984
ONEOK Inc                           1,473       51,555
Oryx Energy Co+                     4,930      125,407
Pacific Enterprises Co              3,888      141,183
Pennzoil Co                         2,211      147,999
Peoples Energy Corp                 1,677       60,582
Phillips Petroleum Co              12,372      606,228
Rowan Co Inc+                       4,068      114,667
Royal Dutch Petroleum Corp        100,607    5,464,218
Schlumberger Ltd                   23,260    1,753,223
Sonat Offshore Drilling Co          5,120      220,800
Sun Co Inc                          3,321      132,632
Texaco Inc                         25,761    1,437,786
Union Pacific Resources Group      11,891      266,061
Unocal Corp                        11,579      436,384
USX-Marathon Group                 13,528      467,561
Western Atlas Inc                   2,595      197,058
Williams Co Inc                    14,999      490,280
                                          ------------
          TOTAL ENERGY & RELATED
                         - VALUE          $ 32,108,674
                         -  COST          $ 26,326,970
ENGINEERING & CONSTRUCTION-0.12%
Armstrong World Industries Inc      1,896 $    148,836
Centex Corp                         1,373      100,315
Fleetwood Enterprises Inc           1,665       78,047
Fluor Corp                          3,924      184,673
Foster Wheeler Corp                 1,953       52,243
Kaufman & Broad Home Corp           1,861       48,153
Pulte Corp                          1,024       46,592
                                          ------------
TOTAL ENGINEERING & CONSTRUCTION
                         - VALUE          $    658,859
                         -  COST          $    575,422

                                                                              67
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1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES    VALUE

COMMON STOCKS (CONTINUED)
ENTERTAINMENT & LEISURE-1.41%
Brunswick Corp                      4,631 $    147,034
Disney (Walt) Co                   31,686    3,546,852
Harrah's Entertainment Inc+         4,680       98,573
Hasbro Inc                          5,918      214,897
Mattel Inc                         13,646      577,396
Mirage Resorts Inc+                 8,369      191,441
Polaroid Corp                       2,140       98,039
Time Warner Inc                    26,249    1,771,808
U.S. West Media Group+             28,521      918,020
                                          ------------
    TOTAL ENTERTAINMENT & LEISURE
                          - VALUE         $  7,564,060
                          -  COST         $  5,456,721
ENVIRONMENTAL CONTROL-0.07%
Browning-Ferris Industries Inc      9,306 $    310,006
Safety-Kleen Corp                   2,719       72,903
                                          ------------
      TOTAL ENVIRONMENTAL CONTROL
                          - VALUE         $    382,909
                          -  COST         $    364,750
FOOD & RELATED-3.00%
Albertson's Inc                    11,541 $    540,263
American Stores Co                 12,840      323,408
Archer-Daniels-Midland Co          26,156      586,875
Bestfoods                           6,795      716,023
Brown-Forman Corp Class B           3,262      181,041
Campbell Soup Co                   21,446    1,245,208
ConAgra Inc                        22,112      663,360
Darden Restaurants Inc              7,128       96,228
General Mills Inc                   7,409      532,985
Giant Food Inc Class A              2,806      101,893
Great Atlantic & Pacific Tea Co     1,811       55,122
Harcourt General Inc                3,362      181,548
Heinz (H J) Co                     17,224      969,927
Hershey Foods Corp                  6,676      445,206
Kellogg Co                         19,287      822,108
Kroger Co                          11,924      503,789
McDonald's Corp                    32,288    1,767,768
Pioneer Hi Bred International Inc   3,089      320,484
Quaker Oats Co                      6,544      352,558

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1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES    VALUE

COMMON STOCKS (CONTINUED)
Ralston-Purina Group                5,031 $    510,332
Sara Lee Corp                      22,520    1,272,380
Super Value Inc                     2,871      136,731
Sysco Corp                          8,024      377,630
Tricon Global Restaurants+          7,171      203,477
Unilever NV (Netherlands)          30,082    1,934,649
UST Inc                             8,675      307,420
Wendy's International Inc           6,164      133,682
Winn-Dixie Stores Inc               7,026      378,965
Wrigley (W M) Jr Co                 5,482      418,688
                                          ------------
             TOTAL FOOD & RELATED
                          - VALUE         $ 16,079,748
                          -  COST         $ 12,481,743
FURNITURE & APPLIANCES-0.08%
Maytag Corp                         4,468 $    201,060
Whirlpool Corp                      3,523      235,380
                                          ------------
     TOTAL FURNITURE & APPLIANCES
                          - VALUE         $    436,440
                          -  COST         $    304,761
HEALTHCARE-0.30%
Cardinal Health Inc                 5,167 $    423,048
Healthsouth Corp                   18,479      498,933
St Jude Medical Inc                 4,331      158,082
United Healthcare Corp              8,883      539,087
                                          ------------
                 TOTAL HEALTHCARE
                          - VALUE         $  1,619,150
                          -  COST         $  1,398,121
HOSPITAL & MEDICAL SUPPLIES-1.90%
Bard (C R) Inc                      2,673 $     93,221
Bausch & Lomb Inc                   2,561      114,765
Baxter International Inc           13,122      743,033
Becton Dickinson & Co               5,685      361,708
Biomet Inc                          5,267      157,022
Boston Scientific Corp+             9,164      547,549
Columbia/HCA Healthcare Corp       30,368      823,732
Guidant Corp                        6,927      505,238
Johnson & Johnson                  63,097    4,763,824
Mallinckrodt Group Inc              3,378      131,109

                                                                              69
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1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES    VALUE

COMMON STOCKS (CONTINUED)
Manor Care Inc                      2,987 $    112,199
Medtronic Inc                      21,993    1,168,378
Tenet Healthcare Corp+             14,281      532,860
United States Surgical              3,588      109,883
                                          ------------
TOTAL HOSPITAL & MEDICAL SUPPLIES
                          - VALUE         $ 10,164,521
                          -  COST         $  7,696,382
HOUSEHOLD PRODUCTS-2.10%
Alberto-Culver Co Class B           2,676 $     81,451
Avon Products Inc                   6,156      433,613
Colgate-Palmolive Co               13,865    1,125,665
Gillette Co                        26,249    2,831,611
Kimberly-Clark Corp                25,721    1,432,338
Procter & Gamble Co                63,050    5,355,309
                                          ------------
         TOTAL HOUSEHOLD PRODUCTS
                          - VALUE         $ 11,259,987
                          -  COST         $  8,037,663
INSURANCE-3.60%
Aetna Inc                           6,959 $    608,043
Allstate Corp                      20,111    1,875,351
American General Corp              11,424      664,020
American International Group Inc   32,901    3,954,289
Aon Corp                            7,918      473,595
Chubb Corp                          7,979      636,824
CIGNA Corp                          3,486      665,826
Cincinnati Financial Corp           2,616      353,160
Conseco Inc                         8,874      416,523
General Re Corp                     3,657      778,941
Hartford Financial Services Group   5,515      541,849
Humana Inc+                         7,658      194,800
Jefferson-Pilot Corp                3,311      277,710
Lincoln National Corp               4,812      403,005
Loews Corp                          5,414      543,092
Marsh & McLennan Companies Inc      8,020      695,234
MBIA Inc                            4,207      307,900
Progressive Corp Ohio               3,426      396,988
Providian Financial Corp            4,452      252,651
SAFECO Corp                         6,580      345,039
St Paul Co                          3,898      345,460

70
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MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                SHARES    VALUE

COMMON STOCKS (CONTINUED)
Sunamerica Inc                9,173 $    415,652
Torchmark Corp                6,597      307,173
Transamerica Corp             2,922      340,230
Travelers Inc                53,840    3,001,580
UNUM Corp                     6,494      334,035
USF & G Corp                  5,262      128,590
                                    ------------
            TOTAL INSURANCE
                    - VALUE         $ 19,257,560
                    -  COST         $ 14,131,316
LODGING-0.15%
Hilton Hotels Corp           11,719 $    349,373
Marriott International        6,013      455,485
                                    ------------
              TOTAL LODGING
                    - VALUE         $    804,858
                    -  COST         $    619,051
MACHINERY-0.63%
Black & Decker Corp           4,412 $    222,255
Case Corp                     3,532      229,801
Caterpillar Inc              17,485      955,118
Cincinnati Milacron Inc       1,908       58,910
Cummins Engine Co Inc         1,791      103,654
Deere & Co                   11,854      665,306
Ingersoll-Rand Co             7,781      370,570
McDermott International Inc   2,637      103,832
Pall Corp                     5,926      124,076
Parker Hannifin Corp          5,194      242,170
Thermo Electron Corp+         7,102      291,182
                                    ------------
            TOTAL MACHINERY
                    - VALUE         $  3,366,874
                    -  COST         $  2,689,039
MANUFACTURING-0.24%
Tyco International Ltd       25,052 $  1,271,389
                                    ------------
        TOTAL MANUFACTURING
                    - VALUE         $  1,271,389
                    -  COST         $    975,436

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1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                SHARES    VALUE

COMMON STOCKS (CONTINUED)
METAL FABRICATORS-0.58%
Alcan Aluminum Ltd           10,617 $    329,791
Allegheny Teledyne Inc        8,126      220,418
Aluminum Co of America        8,134      596,832
Armco Inc+                    5,008       26,605
Barrick Gold Corp            17,443      336,868
Battle Mountain Gold Co      10,609       63,654
Bethlehem Steel Corp+         5,257       55,856
Crane Co                      2,104      103,096
Engelhard Corp                6,773      122,761
Freeport McMoRan Inc          9,052      136,346
Inland Steel Industries Inc   2,268       46,778
Nucor Corp                    4,160      214,240
Phelps Dodge Corp             2,737      173,800
Placer Dome Inc              11,172      143,840
Reynolds Metals Co            3,461      215,664
Timken Co                     2,990       96,428
USX-U.S. Steel Group          4,076      143,170
Worthington Industries Inc    4,538       77,713
                                    ------------
    TOTAL METAL FABRICATORS
                    - VALUE         $  3,103,860
                    -  COST         $  3,262,347
PHARMACEUTICALS-6.09%
Abbott Laboratories          35,904 $  2,686,068
Allergan Inc                  3,081      107,835
ALZA Corp                     4,023      150,360
American Home Products Corp  30,534    2,862,563
Amgen Inc                    12,358      656,519
Bristol-Myers Squibb Co      46,702    4,678,957
Lilly (Eli) & Co             52,080    3,427,515
Merck & Co Inc               56,228    7,172,584
Millipore Corp                2,073       78,385
Pfizer Inc                   60,677    5,369,915
Pharmacia and Upjohn Inc     23,762      940,084
Schering-Plough Corp         34,359    2,613,431
Warner Lambert Co            12,751    1,864,834
                                    ------------
      TOTAL PHARMACEUTICALS
                    - VALUE         $ 32,609,050
                    -  COST         $ 21,285,741

72
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    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY
    28, 1998

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                     SHARES    VALUE

COMMON STOCKS (CONTINUED)
PUBLISHING-0.70%
American Greetings Corp Class A    3,491 $    159,277
Comcast Corp Class A              16,417      574,595
Donnelley (R R) & Sons Co          6,880      272,620
Dow Jones & Co Inc                 4,520      232,215
Gannett Co Inc                    13,347      861,716
Harland (John H) Co                1,390       21,111
Interpublic Group Co Inc           5,896      321,332
Knight-Ridder Inc                  4,012      225,675
McGraw-Hill Inc                    4,648      351,505
Meredith Corp                      2,460      105,626
Moore Corp Ltd                     4,147       65,056
New York Times Co Class A          4,503      294,665
Times Mirror Co Class A            4,441      273,399
                                         ------------
                TOTAL PUBLISHING
                         - VALUE         $  3,758,792
                         -  COST         $  2,697,414
RETAIL & RELATED-3.43%
AutoZone Inc+                      7,134 $    215,804
Charming Shoppes Inc+              4,915       21,964
Circuit City Stores Inc            4,641      179,259
Consolidated Stores Corp           5,053      207,805
Costco Co Inc+                     9,960      486,795
Dayton-Hudson Corp                10,235      791,293
Dillards Inc Class A               5,178      184,466
Eastman Kodak Co                  15,213      998,353
Federated Department Stores Inc+   9,811      459,891
Gap Inc                           18,878      843,611
Home Depot Inc                    34,279    2,187,429
Jostens Inc                        1,846       43,381
K Mart Corp+                      22,856      305,699
Limited Inc                       12,805      371,345
Longs Drug Stores Corp             1,843       58,400
Lowe's Co Inc                      8,149      476,207
May Department Stores Co          10,809      656,647
Mercantile Stores Co Inc           1,752      115,304
Newell Co                          7,419      340,347
Nordstrom Inc                      3,574      204,946
Penney (J C) Co Inc               11,698      826,902

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1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                     SHARES    VALUE

COMMON STOCKS (CONTINUED)
Rite Aid Corp                     11,720 $    379,435
Sears Roebuck & Co                18,386      975,607
Sherwin Williams Co                8,088      270,443
Tandy Corp                         4,802      213,689
TJX Companies Inc                  7,700      297,413
Toys R Us Inc+                    13,417      352,196
Walgreen Co                       23,123      848,325
WalMart Stores Inc               105,784    4,899,122
Woolworth (F W) Co+                6,336      150,480
                                         ------------
         TOTAL RETAIL & RELATED
                        - VALUE          $ 18,362,558
                        -  COST          $ 13,113,498
SERVICES-0.24%
Block (H R) Inc                    4,845 $    228,018
Dun & Bradstreet Corp              7,993      267,766
Public Service Enterprise Group   10,860      350,235
Service Corp International        11,813      447,417
                                         ------------
                 TOTAL SERVICES
                        - VALUE          $  1,293,436
                        -  COST          $  1,030,140
TELECOMMUNICATIONS-5.89%
Airtouch Communications+          23,657 $  1,063,086
Alltel Corp                        8,709      397,892
Ameritech Corp                    51,378    2,141,820
Andrew Corp                        4,204      116,122
AT & T Corp                       76,226    4,640,258
Bell Atlantic Corp                36,468    3,272,985
BellSouth Corp                    46,555    2,839,855
DSC Communications Corp+           5,560      109,115
Frontier Corp                      7,711      213,498
GTE Corp                          44,977    2,434,380
Lucent Technologies Inc           30,121    3,264,363
MCI Communications Corp           32,728    1,564,808
Northern Telecom Ltd              24,598    1,311,381
SBC Communication Inc             42,997    3,251,648
Scientific-Atlanta Inc             3,661       64,068
Sprint Corp                       20,191    1,332,606
Tellabs Inc+                       8,549      516,146

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28, 1998

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                    SHARES    VALUE

COMMON STOCKS (CONTINUED)
U.S. West Inc                    22,697 $  1,181,663
WorldCom Inc+                    47,549    1,815,777
                                        ------------
      TOTAL TELECOMMUNICATIONS
                       - VALUE          $ 31,531,471
                       -  COST          $ 23,054,661
TEXTILES-0.01%
Springs Industries Inc Class A      991 $     55,434
                                        ------------
                TOTAL TEXTILES
                       - VALUE          $     55,434
                       -  COST          $     46,225
TOBACCO-0.98%
Fortune Brands Inc                8,017 $    318,175
Philip Morris Co Inc            113,716    4,939,539
                                        ------------
                 TOTAL TOBACCO
                       - VALUE          $  5,257,714
                       -  COST          $  4,375,559
TRANSPORTATION-0.51%
Burlington Northern Santa Fe      7,292 $    726,466
CSX Corp                         10,241      572,856
Laidlaw Inc Class B              15,383      225,938
Norfolk Southern Corp            17,666      608,373
Union Pacific Corp               11,639      593,589
                                        ------------
          TOTAL TRANSPORTATION
                       - VALUE          $  2,727,222
                       -  COST          $  2,587,483
UTILITIES-1.71%
Ameren Corp+                      6,399 $    245,962
American Electric Power Inc       8,893      426,864
Baltimore Gas & Electric Co       6,903      217,876
Carolina Power & Light Co         7,079      295,548
Central & South West Corp         9,935      266,382
Cinergy Corp                      7,394      257,404
Consolidated Edison Inc          11,052      469,710
Dominion Resources Inc            8,755      349,106
DTE Energy Co                     6,824      250,782
Duke Power Co                    16,878      937,784
Edison International             17,893      494,294

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME               SHARES    VALUE

COMMON STOCKS (CONTINUED)
Entergy Corp                11,481 $    332,231
FirstEnergy Corp            10,823      313,191
FPL Group Inc                8,557      496,841
GPU Inc                      5,707      229,350
Houston Industries Inc      13,404      346,829
Niagara Mohawk Power Corp+   6,720       86,100
Northern States Power Co     3,499      192,226
Pacificorp                  13,946      337,319
PECO Energy Co              10,432      206,032
PG & E Corp                 20,615      622,315
PP & L Resources Inc         7,724      172,825
Southern Co                 32,359      798,863
Texas Utilities Co          11,525      466,042
Unicom Corp                 10,135      324,953
                                   ------------
           TOTAL UTILITIES
                   - VALUE         $  9,136,829
                   -  COST         $  7,984,518
                                   ------------
       TOTAL COMMON STOCKS
                   - VALUE         $384,814,538
                   -  COST         $287,722,540

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28, 1998

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY                             INTEREST  MATURITY PRINCIPAL/
NAME                                   RATE      DATE     SHARES      VALUE
U.S. TREASURY SECURITIES-27.27%
U.S. TREASURY BONDS-27.27%
U.S. Treasury Bonds                      9.13% 05/15/18 $2,650,000 $  3,617,250
U.S. Treasury Bonds                      9.00  11/15/18  2,900,000    3,926,780
U.S. Treasury Bonds                      8.88  02/15/19  7,600,000   10,191,121
U.S. Treasury Bonds                      8.75  05/15/20  3,200,000    4,270,000
U.S. Treasury Bonds                      8.75  08/15/20  8,475,000   11,324,719
U.S. Treasury Bonds                      8.50  02/15/20  3,050,000    3,972,625
U.S. Treasury Bonds                      8.13  08/15/19  8,100,000   10,157,902
U.S. Treasury Bonds                      8.13  05/15/21  4,700,000    5,935,216
U.S. Treasury Bonds                      8.13  08/15/21  4,650,000    5,877,888
U.S. Treasury Bonds                      8.00  11/15/21 11,750,000   14,683,822
U.S. Treasury Bonds                      7.88  02/15/21  3,400,000    4,184,125
U.S. Treasury Bonds                      7.63  11/15/22  2,775,000    3,349,078
U.S. Treasury Bonds                      7.63  02/15/25  3,800,000    4,624,125
U.S. Treasury Bonds                      7.50  11/15/24  4,600,000    5,515,685
U.S. Treasury Bonds                      7.25  08/15/22  3,400,000    3,937,625
U.S. Treasury Bonds                      7.13  02/15/23  6,300,000    7,209,563
U.S. Treasury Bonds                      6.88  08/15/25  5,050,000    5,644,951
U.S. Treasury Bonds                      6.75  08/15/26  4,150,000    4,581,857
U.S. Treasury Bonds                      6.63  02/15/27  3,650,000    3,975,076
U.S. Treasury Bonds                      6.50  11/15/26  3,600,000    3,855,373
U.S. Treasury Bonds                      6.38  08/15/27  4,750,000    5,033,513
U.S. Treasury Bonds                      6.25  08/15/23  8,225,000    8,500,019
U.S. Treasury Bonds                      6.13  11/15/27  4,150,000    4,266,719
U.S. Treasury Bonds                      6.00  02/15/26  7,275,000    7,286,364
                                                                   ------------
                                                                   $145,921,396
                       TOTAL U.S. TREASURY SECURITIES
                                              - VALUE              $145,921,396
                                              -  COST              $132,008,538
SHORT-TERM INSTRUMENTS-7.24%
CASH EQUIVALENTS-2.77%
Dreyfus Institutional Money Market
 Fund++                                    --        --  1,109,841 $  1,109,841
Janus Institutional Money Market
 Fund++                                    --        --  4,000,000    4,000,000
Merrimac Cash Fund--Premium Class++        --        --  9,700,000    9,700,000
                                                                   ------------
                                                                   $ 14,809,841

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY                          INTEREST   MATURITY
NAME                                RATE       DATE    PRINCIPAL     VALUE
SHORT-TERM INSTRUMENTS (CONTINUED)
REPURCHASE AGREEMENTS-3.92%
Goldman Sachs Repurchase
 Agreement++, dated 2/27/98, due
 3/2/98, with a maturity value
 of $21,009,918 and an effective
 yield of 5.67%, collateralized
 by Federal Home Loan Mortgage
 Corporation obligations with
 rates ranging from 5.50% to
 8.50%, with maturity dates
 ranging from 1/1/01 to 10/1/26
 and with an aggregate market
 value of $21,420,000.                                $21,000,000 $ 21,000,000
U.S. TREASURY BILLS-0.55%
U.S. Treasury Bills                   5.38%* 04/16/98 $   324,000 $    321,894
U.S. Treasury Bills                   5.37%* 04/23/98   2,272,000    2,255,010
U.S. Treasury Bills                   5.34%* 04/30/98      19,000       18,837
U.S. Treasury Bills                   5.15%* 04/02/98     175,000      174,187
U.S. Treasury Bills                   4.48%* 03/12/98     182,000      181,691
                                                                  ------------
                                                                  $  2,951,619
                                                                  ------------
                      TOTAL SHORT-TERM INSTRUMENTS
                                           - VALUE                $ 38,761,460
                                           -  COST                $ 38,760,596
                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(Cost $458,491,674)** (Notes 1 and 3)  106.42% $569,497,394
Other Assets and Liabilities, Net      (6.42)%  (34,360,656)
                                       ------  ------------
TOTAL NET ASSETS                       100.00% $535,136,738
                                       ======  ============

--------------------------------------------------------------------------------
+ Non-income earning securities.
++ Represents investment of collateral received from securities lending trans-
   actions. See Note 4.
* Yield to maturity.
** Cost for federal income tax purposes is $458,847,329 and net unrealized ap-preciation consists of:

      Gross Unrealized
       Appreciation              $113,117,669
      Gross Unrealized
       Depreciation              $ (2,467,604)
                                 ------------
      NET UNREALIZED
       APPRECIATION              $110,650,065
                                 ============

The accompanying notes are an integral part of these financial statements.

    MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--FEBRUARY 28,
    1998

MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--FEBRUARY 28, 1998 PORTFOLIO OF INVESTMENTS

                                              INTEREST  MATURITY
  PRINCIPAL  SECURITY NAME                      RATE      DATE      VALUE

             CORPORATE BONDS & NOTES-24.33%
             AEROSPACE & DEFENSE-1.10%
  $1,000,000 Lockheed Martin Corp                 6.85% 05/15/01 $  1,021,707
             AUTO PARTS & EQUIPMENT-1.09%
  $1,000,000 Goodyear Tire & Rubber Co            6.63% 12/01/06 $  1,016,193
             AUTOMOBILES-0.63%
 $   500,000 Ford Motor Co                        8.88% 04/01/06 $    576,943
             BANK & FINANCE-11.22%
 $   500,000 ABN Amro Bank NV                     7.30% 12/01/26 $    502,283
     500,000 African Development Bank             7.75  12/15/01      531,738
   1,000,000 American General Finance             5.88  07/01/00      995,191
   1,000,000 CIT Group Holdings                   6.63  06/15/05    1,015,021
   1,000,000 Commercial Credit Corp               8.70  06/15/10    1,175,599
   1,000,000 Dresdner Bank AG                     6.63  09/15/05    1,008,626
     500,000 First Union Corp                     6.63  07/15/05      509,209
   1,000,000 General Motors Acceptance Corp       7.12  05/01/03    1,039,903
   1,000,000 Household Finance Corp               6.70  06/15/02    1,013,522
   1,000,000 KFW International Finance            7.63  02/15/04    1,076,611
     500,000 Lehman Brothers Inc                  9.88  10/15/00      539,406
   1,000,000 Mellon Capital II                    7.99  01/15/27    1,055,517
                                                                 ------------
                                                                 $ 10,462,626
             BEVERAGES-1.24%
  $1,000,000 Coca-Cola Enterprises                8.00% 09/15/22 $  1,149,805
             CHEMICALS-1.15%
 $   500,000 Dow Chemical Co                      8.62% 04/01/06 $    567,437
     500,000 Dupont Corp                          6.00  12/01/01      500,989
                                                                 ------------
                                                                 $  1,068,426
             ELECTRONICS-1.11%
  $1,000,000 Raytheon Co                          7.38% 07/15/25 $  1,032,767
             ENERGY & RELATED-1.12%
  $1,000,000 Phillips 66 Capital Trust II         8.00% 01/15/37 $  1,040,566
             ENTERTAINMENT & LEISURE-0.56%
 $   500,000 Disney (Walt) Co                     6.75% 03/30/06 $    518,732
             FOOD & RELATED-1.17%
 $   500,000 Archer-Daniels-Midland Co            8.38% 04/15/17 $    587,786
     500,000 McDonald's Corp                      6.75% 02/15/03      506,888
                                                                 ------------
                                                                 $  1,094,674
             INSURANCE-1.10%
  $1,000,000 Aetna Services Inc                   7.12% 08/15/06 $  1,028,984

MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--FEBRUARY 28, 1998 PORTFOLIO OF INVESTMENTS

                                              INTEREST   MATURITY
  PRINCIPAL  SECURITY NAME                      RATE       DATE       VALUE

             CORPORATE BONDS & NOTES (CONTINUED)
             INVESTMENT BANKING & BROKERAGE-1.08%
  $1,000,000 Salomon Inc                           7.00%  05/15/99 $  1,010,214
             TRANSPORTATION-1.20%
  $1,000,000 Norfolk Southern Corp                 7.80%  05/15/27 $  1,122,163
             UTILITIES-0.56%
 $   500,000 Virginia Electric & Power Co          7.38%  07/01/02 $    523,618
                                                                   ------------
             TOTAL CORPORATE BONDS & NOTES                         $ 22,667,418
             (Cost $21,941,430)
             FOREIGN GOVERNMENT BONDS & NOTES++-2.53%
  $1,000,000 British Columbia (province Of)        6.50%  01/15/26 $  1,009,830
     750,000 Ontario (Province Of)                 7.63   06/22/04      809,722
     500,000 Victoria (Province Of)                8.45   10/01/01      543,367
                                                                   ------------
             TOTAL FOREIGN GOVERNMENT BONDS & NOTES                $  2,362,919
             (Cost $2,181,921)
             U.S. GOVERNMENT AGENCY SECURITIES-11.71%
             FEDERAL AGENCY-OTHER-3.59%
   1,285,000 Financing Corp                        9.80   04/06/18    1,808,826
  $1,000,000 Tennessee Valley Authority            8.38%  10/01/99 $  1,039,756
     500,000 Tennessee Valley Authority            6.13   07/15/03      500,275
                                                                   ------------
                                                                   $  3,348,857
             FEDERAL HOME LOAN MORTGAGE CORPORATION-
             0.77%
             Federal Home Loan Mortgage
 $   700,000 Corp                                  7.22%  05/17/05 $    718,945
             FEDERAL NATIONAL MORTGAGE ASSOCIATION-
             6.82%
             Federal National Mortgage
 $   500,000 Assoc                                 7.55%  04/22/02      531,160
             Federal National Mortgage
   1,000,000 Assoc                                 6.77   01/19/06      990,787
             Federal National Mortgage
     500,000 Assoc                                 6.70   08/10/01      505,203
             Federal National Mortgage
   1,000,000 Assoc                                 6.33   09/09/03      981,951
             Federal National Mortgage
   1,000,000 Assoc                                 5.91   02/25/00    1,003,293
             Federal National Mortgage
   2,000,000 Assoc                                 5.75   02/15/08    1,979,956
             Federal National Mortgage
   1,000,000 Assoc                                 0.00   07/05/14      365,576
                                                                   ------------
                                                                   $  6,357,926
             STUDENT LOAN MARKETING ASSOCIATION-0.53%
 $   500,000 Student Loan Marketing Assoc          5.88%  02/06/01 $    496,642
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES               $ 10,922,370
             (Cost $10,650,875)

    MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--FEBRUARY 28,
    1998

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                   INTEREST   MATURITY
  PRINCIPAL  SECURITY NAME           RATE       DATE       VALUE

             U.S. TREASURY SECURITIES-58.98%
             U.S. TREASURY BONDS-16.34%
  $1,100,000 U.S. Treasury Bonds       12.00%  08/15/13 $  1,623,875
   1,150,000 U.S. Treasury Bonds       11.25   02/15/15    1,803,344
     500,000 U.S. Treasury Bonds        9.13   05/15/09      586,406
   2,450,000 U.S. Treasury Bonds        8.13   08/15/19    3,072,452
   1,700,000 U.S. Treasury Bonds        7.88   02/15/21    2,092,063
   1,400,000 U.S. Treasury Bonds        7.63   02/15/25    1,703,625
     500,000 U.S. Treasury Bonds        7.25   05/15/16      570,625
   1,000,000 U.S. Treasury Bonds        7.12   02/15/23    1,144,375
   1,500,000 U.S. Treasury Bonds        6.50   11/15/26    1,606,406
   1,000,000 U.S. Treasury Bonds        6.13   11/15/27    1,028,125
                                                        ------------
                                                        $ 15,231,296
             U.S. TREASURY NOTES-42.64%
  $3,400,000 U.S. Treasury Notes        9.13%  05/15/99 $  3,539,186
   2,300,000 U.S. Treasury Notes        7.88   08/15/01    2,463,155
   2,700,000 U.S. Treasury Notes        7.50   11/15/01    2,869,592
     800,000 U.S. Treasury Notes        7.25   08/15/04      868,500
     400,000 U.S. Treasury Notes        7.12   09/30/99      409,250
   1,000,000 U.S. Treasury Notes        7.12   02/29/00    1,029,062
   1,500,000 U.S. Treasury Notes        7.00   07/15/06    1,625,625
   1,200,000 U.S. Treasury Notes        6.88   08/31/99    1,222,500
   2,250,000 U.S. Treasury Notes        6.50   05/31/01    2,310,469
   2,000,000 U.S. Treasury Notes        6.50   05/15/05    2,095,000
     700,000 U.S. Treasury Notes        6.50   10/15/06      736,531
   1,000,000 U.S. Treasury Notes        6.38   01/15/00    1,013,750
   1,600,000 U.S. Treasury Notes        6.25   03/31/99    1,612,499
   1,800,000 U.S. Treasury Notes        6.25   05/31/00    1,825,312
   1,000,000 U.S. Treasury Notes        6.25   01/31/02    1,021,562
     700,000 U.S. Treasury Notes        6.25   02/15/03      718,813
   1,000,000 U.S. Treasury Notes        6.13   08/15/07    1,030,937
   3,000,000 U.S. Treasury Notes        6.00   08/15/99    3,018,750
   1,000,000 U.S. Treasury Notes        6.00   10/15/99    1,006,562
   1,000,000 U.S. Treasury Notes        5.88   11/15/99    1,004,687
   1,000,000 U.S. Treasury Notes        5.88   02/15/04    1,014,062
   2,500,000 U.S. Treasury Notes        5.88   11/15/05    2,526,563
     600,000 U.S. Treasury Notes        5.75   08/15/03      603,187
     600,000 U.S. Treasury Notes        5.63   11/30/00      600,937
   1,000,000 U.S. Treasury Notes        5.63   02/28/01    1,001,250
     700,000 U.S. Treasury Notes        5.50   01/31/03      697,845
   1,900,000 U.S. Treasury Notes        5.38   01/31/00    1,893,468
                                                        ------------
                                                        $ 39,759,054

MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--FEBRUARY 28, 1998 PORTFOLIO OF INVESTMENTS

 PRINCIPAL/                                  INTEREST    MATURITY
   SHARES    SECURITY NAME                     RATE        DATE       VALUE

             U.S. TREASURY SECURITIES (CONTINUED)
             TOTAL U.S. TREASURY SECURITIES                        $ 54,990,350
             (Cost $53,448,281)
             SHORT TERM INSTRUMENTS-8.38%
             U.S. TREASURY BILLS-1.79%
     990,000 U.S. Treasury Bills                  5.37%*  04/23/98      982,597
     593,000 U.S. Treasury Bills                  5.34*   04/30/98      587,906
     100,000 U.S. Treasury Bills                  4.85*   03/26/98       99,629
                                                                   ------------
                                                                   $  1,670,132
             CASH EQUIVALENTS-3.37%
   1,145,500 Dreyfus Institutional Money Market
             Fund+                                                 $  1,145,500
     500,000 Janus Institutional Money Market Fund+                     500,000
   1,500,000 Merrimac Cash Fund--Premium Class+                       1,500,000
                                                                   ------------
                                                                   $  3,145,500
             REPURCHASE AGREEMENTS-3.22%
  $3,000,000 Goldman Sachs Repurchase
             Agreement +, dated 2/27/98,
             due 3/2/98, with a maturity
             value of $3,001,417 and an
             effective yield of 5.67%,
             collateralized by a Federal
             Home Loan Mortgage
             Corporation obligation with a
             Rate of 7.50%, with a
             maturity date of 1/1/28 and
             with a market value of
             $3,060,000.                                           $  3,000,000
                                                                   ------------
             TOTAL SHORT TERM INSTRUMENTS                          $  7,815,632
             (Cost $7,815,221)

            TOTAL
            INVESTMENT IN
            SECURITIES
            (Cost
            $96,037,728)**
            (Notes 1 and 3) 105.93%     $ 98,758,689
            Other Assets    (5.93)%       (5,524,558)
            and
            Liabilities,
            Net
                            ------      ------------
            TOTAL NET       100.00%     $ 93,234,131
            ASSETS
                            ======      ============
-----------------------------------------------------

+ Represents investment of collateral received from securities lending transac-tions. See Note 4.
++ Investment is denominated in U.S. Dollars.
*  Yield to maturity.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

      Gross Unrealized Appreciation  $3,160,717
      Gross Unrealized Depreciation    (439,756)
                                     ----------
      NET UNREALIZED APPRECIATION    $2,720,961
                                     ==========

The accompanying notes are an integral part of these financial statements.

    MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--FEBRUARY 28, 1998

MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                    SHARES    VALUE

COMMON STOCKS-89.46%
ADVERTISING-1.77%
Ha-Lo Industries Inc+            98,000 $  2,897,125
Snyder Communications Inc+       32,000    1,314,000
                                        ------------
              TOTAL ADVERTISING
                        - VALUE         $  4,211,125
                        -  COST         $  1,949,051
AEROSPACE & DEFENSE-0.45%
BE Aerospace Inc+                36,000 $  1,059,750
                                        ------------
      TOTAL AEROSPACE & DEFENSE
                        - VALUE         $  1,059,750
                        -  COST         $    983,861
AIRLINES-0.90%
Atlas Air Inc+                   71,500 $  2,127,125
                                        ------------
                 TOTAL AIRLINES
                        - VALUE         $  2,127,125
                        -  COST         $  2,668,046
APPAREL-1.15%
Tommy Hilfiger Corp+             51,000 $  2,731,688
                                        ------------
                  TOTAL APPAREL
                        - VALUE         $  2,731,688
                        -  COST         $  2,342,044
BANK & FINANCE-3.52%
Ahmanson (H F) & Co              36,000 $  2,247,750
C.I.T. Group Inc Class A+        28,200      930,600
ContiFinancial Corp+             44,000    1,193,500
MGIC Investment Corp              9,000      663,188
Security Capital Group Class B+  20,000      618,750
SLM Holding Corp                 65,000    2,685,313
                                        ------------
           TOTAL BANK & FINANCE
                        - VALUE         $  8,339,101
                        -  COST         $  8,094,144
BASIC INDUSTRIES-0.52%
Fort James Corp                  27,000 $  1,225,125
                                        ------------
         TOTAL BASIC INDUSTRIES
                        - VALUE         $  1,225,125
                        -  COST         $  1,171,673

MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                        SHARES    VALUE

COMMON STOCKS (CONTINUED)
BIOTECHNOLOGY-0.33%
Medimmune Inc+                       15,000 $    778,125
                                            ------------
               TOTAL BIOTECHNOLOGY
                           - VALUE          $    778,125
                           -  COST          $    666,648
BROADCASTING-2.82%
Chancellor Media Corp Class A        37,000 $  1,655,750
Clear Channel Communications Inc+    21,000    1,903,125
Jacor Communications Inc+            54,000    3,125,250
                                            ------------
                TOTAL BROADCASTING
                           - VALUE          $  6,684,125
                           -  COST          $  5,053,562
BUSINESS SERVICES-7.60%
Accustaff Inc+                      184,500 $  5,212,125
Cendant Corp+                       103,333    3,874,988
Concord EFS Inc+                    148,500    4,622,063
Quintiles Transnational Corp         88,000    4,301,000
                                            ------------
           TOTAL BUSINESS SERVICES
                           - VALUE          $ 18,010,176
                           -  COST          $ 13,444,242
COMPUTER SOFTWARE-17.40%
Altera Corp+                         15,000 $    646,875
America Online Inc+                  45,500    5,511,188
Bay Networks Inc+                    57,000    1,930,875
Cambridge Technology Partners Inc+   37,000    1,683,500
Checkfree Holdings Corp+             84,000    1,806,000
Envoy Corp+                          83,000    3,371,875
Gartner Group Inc Class A+           22,000      877,250
HBO & Co                            138,000    7,469,250
Manugistics Group Inc                25,000      996,875
Microsoft Corp                       33,000    2,796,750
Networks Associates Inc+             76,708    4,957,255
Sterling Commerce Inc+              128,000    5,840,000
Veritas Software Corp                59,000    3,355,625
                                            ------------
           TOTAL COMPUTER SOFTWARE
                           - VALUE          $ 41,243,318
                           -  COST          $ 25,697,648

    MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--FEBRUARY 28, 1998

MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                     SHARES    VALUE

COMMON STOCKS (CONTINUED)
COMPUTER SYSTEMS-2.30%
Cisco Systems Inc                 63,750 $  4,199,531
Comverse Technology Inc+          27,000    1,262,250
                                         ------------
          TOTAL COMPUTER SYSTEMS
                         - VALUE         $  5,461,781
                         -  COST         $  3,542,891
ELECTRONICS-2.03%
Analog Devices Inc+               53,001 $  1,709,282
KLA Instruments Corp+             18,000 $    830,812
Novellus System Inc               18,000      862,875
Teradyne Inc+                     30,000    1,415,625
                                         ------------
               TOTAL ELECTRONICS
                         - VALUE         $  4,818,594
                         -  COST         $  4,519,967
ENERGY & RELATED-3.85%
Diamond Offshore Drilling Inc     32,000 $  1,450,000
Ensco International Inc           81,000    2,359,125
Reading & Bates Falcon Corp+      44,000    1,166,000
Santa Fe International Corp       67,000    2,374,313
Tosco Corp                        48,000    1,782,000
                                         ------------
          TOTAL ENERGY & RELATED
                         - VALUE         $  9,131,438
                         -  COST         $  8,488,869
ENGINEERING & CONSTRUCTION-0.83%
Centex Corp                       27,000 $  1,972,688
                                         ------------
TOTAL ENGINEERING & CONSTRUCTION
                         - VALUE         $  1,972,688
                         -  COST         $  1,668,510
ENTERTAINMENT & LEISURE-1.04%
Family Golf Centers Inc+          73,000 $  2,454,625
                                         ------------
   TOTAL ENTERTAINMENT & LEISURE
                         - VALUE         $  2,454,625
                         -  COST         $  1,487,940

MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES     VALUE

COMMON STOCKS (CONTINUED)
ENVIRONMENTAL CONTROL-2.27%
Philip Services Corp +             221,000 $  2,113,313
U.S. Filter Corp +                  31,000    1,052,063
U.S.A. Waste Services Inc +         53,500    2,226,938
                                           ------------
      TOTAL ENVIRONMENTAL CONTROL
                          - VALUE          $  5,392,314
                          -  COST          $  6,180,373
FOOD & RELATED-1.36%
Flowers Industries Inc              19,000 $    483,313
Keebler Foods Co +                  25,000      784,375
Suiza Foods Corp +                  30,000    1,944,375
                                           ------------
             TOTAL FOOD & RELATED
                          - VALUE          $  3,212,063
                          -  COST          $  3,013,294
FURNITURE & APPLIANCES-0.17%
Steelcase Inc +                     11,500 $    414,719
                                           ------------
     TOTAL FURNITURE & APPLIANCES
                          - VALUE          $    414,719
                          -  COST          $    322,000
HEALTHCARE-7.34%
Cardinal Health Inc                 14,000 $  1,146,250
Genesis Health Ventures Inc +      185,000    5,365,000
Healthsouth Corp                   212,000    5,724,000
Total Renal Care Holdings          160,200    5,156,426
                                           ------------
                 TOTAL HEALTHCARE
                          - VALUE          $ 17,391,676
                          -  COST          $ 10,937,933
HOSPITAL & MEDICAL SUPPLIES-2.99%
Guidant Corp                        42,500 $  3,099,844
Tenet Healthcare Corp +            107,000    3,992,438
                                           ------------
TOTAL HOSPITAL & MEDICAL SUPPLIES
                          - VALUE          $  7,092,282
                          -  COST          $  5,827,374
INSURANCE-3.89%
Conseco Inc                         63,000 $  2,957,063
Humana Inc+                         51,000    1,297,313

    MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--FEBRUARY 28, 1998

MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                    SHARES    VALUE

COMMON STOCKS (CONTINUED)
PMI Group Inc                    23,000 $  1,673,250
Providian Financial Corp         58,000    3,291,500
                                        ------------
                TOTAL INSURANCE
                        - VALUE         $  9,219,126
                        -  COST         $  7,881,482
LODGING-0.53%
CapStar Hotel Co+                37,000 $  1,248,750
                                        ------------
                  TOTAL LODGING
                        - VALUE         $  1,248,750
                        -  COST         $  1,285,073
MANUFACTURING-0.44%
Hexcel Corp+                     40,000 $  1,052,500
                                        ------------
            TOTAL MANUFACTURING
                        - VALUE         $  1,052,500
                        -  COST         $    983,603
METAL FABRICATORS-0.69%
Steel Dynamics Inc+              86,000 $  1,634,000
                                        ------------
        TOTAL METAL FABRICATORS
                        - VALUE         $  1,634,000
                        -  COST         $  2,177,125
PHARMACEUTICALS-5.15%
BioChem Pharma Inc               89,000 $  1,996,938
Elan Corp PLC ADR (Ireland)+     25,000    1,551,563
Forest Labs Inc Class A+         21,000    1,313,813
Henry Schein Inc+                39,000    1,589,250
McKesson Corp                    34,000    1,772,250
Omnicare Inc                     33,000    1,221,000
PharMerica Inc+                  82,000    1,066,000
Watson Pharmaceutical Inc        47,000    1,686,125
                                        ------------
          TOTAL PHARMACEUTICALS
                        - VALUE         $ 12,196,939
                        -  COST         $ 10,871,910
PUBLISHING-0.27%
Peterson Companies Inc Class A+  25,000 $    640,625
                                        ------------
               TOTAL PUBLISHING
                        - VALUE         $    640,625
                        -  COST         $    449,980

MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--FEBRUARY 28,
1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                    SHARES    VALUE

COMMON STOCKS (CONTINUED)
REAL ESTATE-0.96%
FelCor Suite Hotels Inc REIT     40,000 $  1,435,000
Mack-Cali Realty Corp REIT       22,000      830,500
                                        ------------
             TOTAL REAL ESTATE
                       - VALUE          $  2,265,500
                       -  COST          $  2,320,248
RETAIL & RELATED-8.27%
CompUSA Inc+                     54,000 $  1,890,000
Consolidated Stores Corp         15,000      616,875
Corporate Express Inc+          195,000    1,974,375
Dollar Tree Stores Inc           15,000      650,625
Eagle Hardware & Garden Inc+    108,000    2,045,250
Gymboree Co+                     64,000    1,720,000
Office Depot Inc+               158,500    4,358,750
Proffitt's Inc                   77,500    2,625,313
Rite Aid Corp                   115,000    3,723,125
                                        ------------
        TOTAL RETAIL & RELATED
                       - VALUE          $ 19,604,313
                       -  COST          $ 18,830,127
SERVICES-0.83%
Corrections Corp of America+     51,500 $  1,969,875
                                        ------------
                TOTAL SERVICES
                       - VALUE          $  1,969,875
                       -  COST          $  2,054,964
TELECOMMUNICATIONS-6.92%
360 Communications Co+           66,000 $  1,749,000
Advanced Fibre Communication     36,000    1,077,750
Ciena Corp+                      20,000      838,750
Cincinnati Bell Inc              25,000      800,000
LCI International Inc+          188,000    6,204,000
NEXTEL Communications Class A+   40,500    1,197,281
Pairgain Technologies Inc+      105,000    2,113,125
Tellabs Inc+                     40,000    2,415,000
                                        ------------
      TOTAL TELECOMMUNICATIONS
                       - VALUE          $ 16,394,906
                       -  COST          $ 12,266,878

    MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK MASTER PORTFOLIO--FEBRUARY 28, 1998

MANAGED SERIES INVESTMENT TRUST--GROWTH STOCK
MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                SHARES                VALUE

COMMON STOCKS (CONTINUED)
UTILITIES-0.87%
AES Corp                                   47,000         $  2,068,000
                                                          ------------
                                  TOTAL UTILITIES
                                          - VALUE         $  2,068,000
                                          -  COST         $  2,053,639
                              TOTAL COMMON STOCKS
                                          - VALUE         $212,046,372
                                          -  COST         $169,235,099
WARRANTS-1.44%
Intel Corp expires 03/14/98                50,000         $  3,425,000
Checkers Drive In Restaurants
 expires 12/22/2000+                        5,095                  955
                                                          ------------
                                   TOTAL WARRANTS
                                          - VALUE         $  3,425,955
                                          -  COST         $    662,500

     TOTAL INVESTMENTS IN
        SECURITIES (Cost
             $169,897,599)*
             (Notes 1 and 3)               90.90%         $215,472,327
             Other Assets                   9.10%           21,576,450
             and Liabilities,
             Net
                                              ------      ------------
             TOTAL NET ASSETS                 100.00%     $237,048,777
                                              ======      ============

--------------------------------------------------------------------------------
+ Non-Income earning securities.
* Cost for federal income tax purposes is $170,068,503 and net unrealized ap-preciation consists of:

      Gross Unrealized
       Appreciation                $50,026,168
      Gross Unrealized
       Depreciation                $(4,622,344)
                                   -----------
      NET UNREALIZED APPRECIATION  $45,403,824
                                   ===========

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS
PERCENT OF NET ASSETS                           23.63%                   48.34%
ADVERTISING
PERCENT OF NET ASSETS                            0.03%                    0.04%
Omnicom Group                         776 $     35,502       1,340 $     61,305
Outdoor Systems Inc                     0          --          600       17,888
                                          ------------             ------------
           TOTAL ADVERTISING
                     - VALUE              $     35,502             $     79,193
                     -  COST              $     15,003             $     37,316
AEROSPACE & DEFENSE
PERCENT OF NET ASSETS                            0.28%                    0.71%
Allied Signal Inc                     922 $     39,243       4,665 $    198,554
Boeing Co                           1,742       94,504       8,317      451,197
Briggs & Stratton Corp                 52        2,304         268       11,876
Coltec Industries+                    200        5,213         500       13,031
Gencorp Inc                             0          --            0          --
General Dynamics Corp                  63        5,465         602       52,224
Gulfstream Aerospace Corp+              0          --          400       16,200
Lockheed Martin Corp                  360       42,008       1,699      198,252
Newport News Shipbuilding              64        1,749         293        7,979
Northrop Grumman Corp                 139       19,321         554       77,006
Primex Technologies Inc                47        2,033          56        2,422
Rockwell International Corp           320       19,360       1,879      113,680
Sequa Corp Class A+                   110        8,271           0          --
Stewart & Stevenson Services          364        8,895         380        9,286
Sundstrand Corp                       326       19,723         560       33,880
Textron Inc                           267       20,008       1,469      110,083
United Technologies Corp              406       36,261       2,001      178,714
                                          ------------             ------------
   TOTAL AEROSPACE & DEFENSE
                     - VALUE              $    324,358             $  1,474,384
                     -  COST              $    251,064             $  1,062,982
AIRLINES
PERCENT OF NET ASSETS                            0.24%                    0.48%
Airtran Holdings Inc+                 300 $      1,744         200 $      1,163
Amr Corp+                             137       17,339         796      100,744
British Airways PLC ADR (UK)          760       72,200       2,400      228,000
Comair Holdings Inc                     0          --          600       15,975
Continental Airlines Class
 B+                                     0          --          500       25,125
Delta Air Lines Inc                   141       15,942         664       75,074
Fdx Corp+                             232       14,776       1,287       81,966
Japan Air Lines Co ADR
 (Japan)                            9,808       78,464      31,600      252,800
KLM Royal Dutch Airlines ADR
 (NetherLands)                        313       11,464       1,024       37,493
Northwest Airlines Corp
 Class A+                             400       23,550         700       41,213

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                   69.76%                   85.55%                   99.42%

                    0.05%                    0.06%                    0.09%
      3,040  $    139,080       2,520 $    115,290       6,116 $    279,807
      1,350        40,247       1,050       31,303       2,350       70,059
             ------------             ------------             ------------
             $    179,327             $    146,593             $    349,866
             $     78,337             $     79,178             $    203,852
                    1.05%                    1.26%                    1.22%
     11,296  $    480,786       9,737 $    414,431      16,337 $    695,344
     19,888     1,078,924      17,157      930,767      28,885    1,567,011
        557        24,682         459       20,339         829       36,735
        700        18,244         900       23,456       1,800       46,913
        485        13,216           0          --            0          --
      1,301       112,862       1,112       96,466       1,846      160,140
        900        36,450         700       28,350       1,600       64,800
      3,890       453,914       3,368      393,004       5,597      653,100
        616        16,775         465       12,677         846       23,065
      1,368       190,152       1,184      164,576       1,973      274,247
        108         4,662          86        3,711         126        5,450
      4,164       251,922       3,548      214,654       6,051      366,085
        137        10,301         102        7,669           0          --
        495        12,097         365        8,920         845       20,650
      1,090        65,945         930       56,265       2,090      126,445
      3,286       246,245       2,844      213,122       4,768      357,302
      4,657       415,928       4,040      360,823       6,710      599,287
             ------------             ------------             ------------
             $  3,433,105             $  2,949,230             $  4,996,574
             $  2,331,805             $  2,008,448             $  4,079,521
                    0.69%                    0.89%                    0.94%
        400  $      2,325         200 $      1,163         700 $      4,069
      1,842       233,128       1,596      201,994       2,602      329,316
      5,425       515,375       4,900      465,500       9,050      859,750
      1,200        31,950       1,000       26,625       2,100       55,913
        900        45,225         900       45,225       1,900       95,475
      1,443       163,149       1,275      144,155       2,175      245,911
      2,958       188,388       2,489      158,518       4,458      283,919
     72,475       579,800      73,774      590,192     118,787      950,296
      2,358        86,362       2,198       80,502       3,980      145,767
      1,500        88,313       1,300       76,538       2,800      164,850

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Southwest Airlines Co                346 $      9,926       1,869 $     53,617
Ual Corp+                            300       25,538         600       51,075
USAir Group Inc+                     133        8,421         663       41,976
                                         ------------             ------------
             TOTAL AIRLINES
                    - VALUE              $    279,364             $  1,006,221
                    -  COST              $    268,600             $    962,134
APPAREL
PERCENT OF NET ASSETS                           0.09%                    0.18%
CVS Corp                             647 $     47,918       1,408 $    104,280
Fruit of the Loom Inc Class
 A+                                  117        3,759         655       21,042
Hartmarx Corp+                        81          658         230        1,869
Land's End Inc+                        0          --            0          --
Liz Claiborne Inc                     91        4,550         585       29,250
Nike Inc Class B                     383       16,804       2,411      105,783
Nine West Group Inc+                 200        5,500         300        8,250
Oshkosh B'Gosh Class A                26        1,021          49        1,923
Phillips Van Heusen Corp               0          --            0          --
Reebok International Ltd+             97        3,025         429       13,379
Russell Corp                          75        2,034         298        8,083
Stride Rite Corp                      63          772         375        4,594
VF Corp                              130        6,199       1,211       57,750
Warnaco Group Inc Class A            300       11,138         500       18,563
                                         ------------             ------------
              TOTAL APPAREL
                    - VALUE              $    103,378             $    374,766
                    -  COST              $     66,123             $    279,742
AUTO PARTS & EQUIPMENT
PERCENT OF NET ASSETS                           0.13%                    0.34%
Bandag Inc                             0 $        --          100 $      5,606
Bandag Inc Class A                   100        5,163         100        5,163
Breed Technologies Inc                 0          --            0          --
Cooper Tire & Rubber Co              125        2,883         649       14,968
Dana Corp                            152        8,294         891       48,615
Deluxe Corp                          174        5,927         749       25,513
Eaton Corp                            86        8,261         684       65,707
Echlin Inc                           105        5,309         596       30,135
Genuine Parts Co                     359       13,283       1,644       60,828
Goodyear Tire & Rubber Co            247       17,074       1,345       92,973
Illinois Tool Works Inc              359       21,518       2,013      120,654
ITT Industries Inc                   236        8,083       1,081       37,024
Lear Corp+                           200       10,575         500       26,438
Mascotech Inc                          0          --          300        6,225
Meritor Automotive Inc                70        1,750         730       18,250
Modine Manufacturing Co              309       10,815         250        8,750

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      4,134  $    118,594       3,688 $    105,800       8,366 $    240,000
      1,200       102,150       1,100       93,638       2,300      195,788
      1,493        94,526       1,470       93,069       3,462      219,188
             ------------             ------------             ------------
             $  2,249,285             $  2,082,919             $  3,790,242
             $  2,046,107             $  1,921,042             $  3,594,674
                    0.27%                    0.31%                    0.35%
      3,219  $    238,407       2,749 $    203,598       6,670 $    493,997
      1,442        46,324       1,151       36,976       2,093       67,238
        389         3,161         354        2,876         618        5,021
        547        21,538           0          --            0          --
      1,399        69,950       1,114       55,700       2,028      101,400
      5,819       255,309       4,986      218,761       8,402      368,638
        300         8,250         400       11,000       1,000       27,500
        228         8,949          85        3,336         222        8,714
        410         5,330         290        3,770           0          --
      1,041        32,466         923       28,786       2,094       65,307
        752        20,398         721       19,557       1,106       30,000
        893        10,939         707        8,661       1,450       17,763
      2,454       117,025       2,031       96,853       3,491      166,477
      1,000        37,125         800       29,700       2,100       77,963
             ------------             ------------             ------------
             $    875,171             $    719,574             $  1,430,018
             $    639,350             $    537,857             $  1,249,550
                    0.48%                    0.57%                    0.63%
        200  $     11,213         100 $      5,606         300 $     16,819
        200        10,325         200       10,325         400       20,650
          0           --            0          --          100        2,175
      1,631        37,615       1,228       28,321       2,207       50,899
      2,102       114,690       1,794       97,885       3,057      166,798
      1,621        55,215       1,377       46,904       2,299       78,310
      1,574       151,202       1,294      124,305       2,219      213,163
      1,252        63,304       1,080       54,608       1,781       90,052
      3,574       132,238       3,049      112,795       5,151      190,587
      3,108       214,840       2,687      185,739       4,471      309,058
      4,572       274,034       3,904      233,996       9,687      580,614
      2,416        82,748       1,944       66,582       3,542      121,313
      1,000        52,875         800       42,300       1,800       95,175
          0           --          400        8,300         800       16,600
      1,418        35,450       1,232       30,800       4,310      107,750
        465        16,275         335       11,725         500       17,500

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Navistar International Corp+          134 $      4,070         681 $     20,685
PACCAR Inc                            103        6,521         687       43,496
Pep Boys-Manny Moe & Jack              59        1,512         599       15,349
Strattec Security Corp+                10          263          28          737
Superior Industries
 International Inc                    322       10,002         260        8,076
TRW Inc                               231       12,662       1,060       58,101
                                          ------------             ------------
TOTAL AUTO PARTS & EQUIPMENT
                     - VALUE              $    153,965             $    713,293
                     -  COST              $    116,710             $    513,307
AUTOMOBILES
PERCENT OF NET ASSETS                            0.78%                    1.61%
Chrysler Corp                       1,119 $     43,571       5,550 $    216,103
Daimler-Benz
 Aktiengesellschaft ADR
 (Germany)                          4,451      361,087      14,860    1,205,518
Fiat SpA ADR (UK)                   4,288       76,112      14,030      249,033
Ford Motor Co                       2,081      117,707       9,992      565,172
General Motors Corp Class A         1,211       83,483       5,827      401,699
General Motors Class H                500       20,719       1,000       41,438
Harley-Davidson Inc                   736       21,344       1,500       43,500
Hertz Corp. Class A                     0          --          200        7,925
Honda Motor Co Ltd ADR
 (Japan)                              533       37,510       1,895      133,361
Nissan Motor Co Ltd ADR
 (Japan)                            3,635       32,261      11,246       99,808
Toyota Motor Corp ADR
 (Japan)                            2,178      119,518       6,951      381,436
                                          ------------             ------------
           TOTAL AUTOMOBILES
                     - VALUE              $    913,312             $  3,344,993
                     -  COST              $    714,549             $  2,588,596
BANK & FINANCE
PERCENT OF NET ASSETS                            2.85%                    5.64%
Advanta Corp Class B                  163 $      3,586         163 $      3,586
Ahmanson (H F) & Co                   134        8,367         872       54,446
Allied Irish Banks PLC ADR
 (Ireland)                          1,816      140,967       6,002      465,905
American Express Corp                 761       68,538       3,759      338,545
Amsouth Bancorp                       400       22,475         750       42,141
Associates First Capital
 Corp                                 300       24,000         600       48,000
Banc One Corp                       1,142       64,512       5,407      305,484
Banco Bilbao Vizcaya ADR
 (Spain)                            1,440       66,780       4,936      228,907
Banco Central
 Hispanoamericano SA ADR
 (Spain)                            2,016       62,496       6,739      208,909
Banco Santander SA ADR
 (Spain)                            1,085       50,588       3,500      163,188
Bank of New York Inc                  694       40,642       3,102      181,661
BankAmerica Corp                    1,171       90,753       5,713      442,758
BankBoston Corp                       256       25,520       1,302      129,793
Bankers Trust Corp                    194       22,941         869      102,759

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,512  $     45,927       1,259 $     38,242       2,284 $     69,377
      1,563        98,957       1,328       84,079       2,218      140,427
      1,272        32,595       1,009       25,856       1,960       50,225
         72         1,895          49        1,289           0          --
        454        14,102         331       10,282         510       15,842
      2,460       134,839       2,140      117,299       3,503      192,008
             ------------             ------------             ------------
             $  1,580,339             $  1,337,238             $  2,545,342
             $  1,130,611             $    943,377             $  1,953,881
                    2.38%                    3.02%                    3.02%
     13,230  $    515,143      11,346 $    441,785      19,164 $    746,198
     33,458     2,714,280      30,441    2,469,526      55,953    4,539,187
     31,770       563,918      28,775      510,756      52,980      940,395
     23,967     1,355,633      20,643    1,167,620      34,675    1,961,305
     14,137       974,569      12,129      836,143      20,415    1,407,359
      2,100        87,019       1,800       74,588       3,900      161,606
      3,018        87,522       2,788       80,852       5,980      173,420
        400        15,850         400       15,850         800       31,700
      4,187       294,660       4,292      302,050       6,944      488,684
     26,944       239,128      27,449      243,610      44,207      392,337
     16,271       892,871      16,569      909,224      26,644    1,462,089
             ------------             ------------             ------------
             $  7,740,593             $  7,052,004             $ 12,304,280
             $  5,887,555             $  5,604,964             $ 10,092,709
                    8.17%                    9.98%                   11.24%
        272  $      5,984         217 $      4,774         380 $      8,360
      1,905       118,943       1,584       98,901       3,115      194,493
     13,553     1,052,052      12,241      950,208      22,591    1,753,626
      8,502       765,711       7,343      661,329      18,051    1,625,718
      1,500        84,281       1,350       75,853       2,950      165,753
      1,400       112,000       1,200       96,000       2,600      208,000
     12,864       726,794      11,105      627,404      18,689    1,055,917
     11,135       516,386      10,083      467,599      18,490      857,474
     15,217       471,727      13,792      427,552      25,532      791,492
      7,900       368,337       7,150      333,369      13,250      617,781
      7,545       441,854       6,423      376,147      10,868      636,457
     13,834     1,072,135      11,961      926,978      20,064    1,554,960
      2,944       293,480       2,509      250,116       4,177      416,395
      1,999       236,382       1,927      227,868       2,875      339,969

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BB&T Corp                            500 $     31,031       1,127 $     69,944
Bear Stearns Co Inc                  500       23,313       1,055       49,189
Beneficial Corp                       44        5,192         452       53,336
California Federal Bank                0          --            0          --
Campstead Mortgage Corp                0          --          400        7,600
Capital One Financial Corp             0          --          100        6,719
CCB Financial Corp                     0          --          200       21,725
Centura Banks Inc                      0          --          300       21,263
Charter One Financial Inc            350       21,178         651       39,447
Chase Manhattan Bank                 729       90,442       3,334      413,624
Citicorp                             797      105,603       3,816      505,620
Comdisco Inc                         324       13,507         568       23,658
Comerica Inc                         143       14,416         888       89,522
Commerce Bancshares Inc              157       11,226         357       25,526
Compass Bancshares Inc               400       18,400         600       27,600
ContiFinancial Corp+                   0          --          100        2,713
CoreStates Financial Corp            313       26,429       1,768      149,286
Countrywide Credit
 Industries Inc                    1,304       57,947         945       41,993
Credit Acceptance Corp+              200        1,638         200        1,638
Crescent Operating Inc+                0          --           80        1,590
Crescent Real Estate Co                0          --        1,000       34,063
Crestar Financial Corp               504       27,846       1,140       62,985
Deposit Guaranty Corp                  0          --          400       22,175
Dime Bancorp Inc                     500       15,250       1,200       36,600
Donaldson Lufkin & Jenrette
 Inc                                   0          --          100        8,188
Duke Realty Investments                0          --          700       16,056
Edwards A G & Sons Inc               382       16,068         830       34,912
Equifax Inc                        1,416       50,888       1,265       45,461
Federal Home Loan Mortgage
 Corp                              1,193       56,369       5,834      275,657
Federal National Mortgage
 Assoc                             1,861      118,755       8,434      538,195
Fifth Third Bancorp                  273       21,567       1,282      101,278
Finova Group Inc                     200       11,000         500       27,500
First American Corp                  400       19,150         600       28,725
First Chicago NBD Corp               547       44,957       2,446      201,031
First Commerce Corp                  200       15,800         300       23,700
First Commercial Corp                  0          --          310       20,479
First Empire State Corp                0          --            0          --
First Hawaiian Inc                   200        7,925         200        7,925
First of America Bank Corp           421       32,668         915       71,045
First Security Corp                  842       19,512       1,655       38,375
First Tennessee National
 Corp                                616       19,635       1,280       40,800
First Union Corp                   1,500       79,031       5,195      273,712
First Virginia Banks Inc             338       17,111         570       28,856
Firstar Corp                         600       25,088       1,200       50,175

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,752  $    170,796       2,331 $    144,668       3,962 $    245,892
      2,209       102,995       1,969       91,805       4,283      199,695
      1,084       127,912         937      110,566       1,558      183,844
          0           --            0          --          120        3,030
        800        15,200         700       13,300       1,500       28,500
        100         6,719         100        6,719         300       20,156
        300        32,588         300       32,588         600       65,175
        500        35,438         500       35,438       1,000       70,875
      1,402        84,952       1,171       70,955       2,438      147,727
      7,665       950,939       6,695      830,598      16,436    2,039,091
      9,130     1,209,725       7,850    1,040,125      13,167    1,744,628
      1,162        48,420       1,054       43,939       2,263       94,339
      2,078       209,488       1,820      183,479       3,046      307,075
        909        64,994         683       48,835       1,551      110,897
      1,350        62,100       1,150       52,900       2,550      117,300
          0           --          200        5,425         300        8,138
      3,988       336,737       3,412      288,101       5,715      482,560
      2,207        98,074       1,876       83,365       3,064      136,156
          0           --          200        1,638         500        4,094
          0           --            0          --          200        3,975
      2,200        74,938       1,800       61,313       4,000      136,250
      2,170       119,893       2,030      112,158       4,370      241,443
        700        38,806         700       38,806       1,500       83,156
      2,400        73,200       2,300       70,150       4,700      143,350
        200        16,375         200       16,375         500       40,938
      1,300        29,819       1,300       29,819       2,700       61,931
      1,825        76,764       1,565       65,828       3,337      140,363
      2,894       104,003       2,381       85,567       5,671      203,802
     13,847       654,271      11,928      563,598      20,116      950,481
     19,326     1,233,240      16,693    1,065,222      41,421    2,643,178
      2,878       227,362       2,413      190,627       5,977      472,183
      1,200        66,000       1,000       55,000       2,100      115,500
      1,400        67,025       1,100       52,663       2,500      119,688
      5,844       480,304       4,953      407,075       8,377      688,485
        700        55,300         600       47,400       1,300      102,700
        525        34,683         525       34,683       1,140       75,311
        100        47,200         100       47,200         200       94,400
        300        11,888         400       15,850         900       35,663
      1,813       140,848       1,603      124,533       3,587      278,665
      3,292        76,339       2,930       67,928       6,488      150,429
      2,640        84,150       2,400       76,500       5,360      170,850
     12,489       658,014      10,787      568,340      18,101      953,696
      1,186        60,041         941       47,638       2,117      107,173
      2,700       112,894       2,300       96,169       5,000      209,063

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Firstmerit Corp                       300 $      8,831         600 $     17,663
Firstplus Financial Group+              0          --          300        9,900
Fleet Financial Group Inc             466       36,727       2,171      171,102
Franklin Resources Inc                788       40,188       1,600       81,600
GATX Corp                             123        9,533         270       20,925
Golden State Bancorp+                   0          --          400       14,250
Golden West Financial                  64        5,712         500       44,625
Green Tree Financial Inc              256        5,872       1,199       27,502
Greenpoint Financial Corp             200       14,850         400       29,700
Hibernia Corp Class A                 600       12,000       1,400       28,000
Highwood Properties Inc                 0          --          500       17,406
Household International Inc           145       18,832         960      124,680
Huntington Bancshares Inc           1,454       52,162       1,736       62,279
Ing Groep NV Sponsored ADR
 (Netherlands)                         57        3,032          86        4,574
John Nuveen & Co Inc Class A            0          --          100        3,531
Keycorp                               382       26,764       1,894      132,698
Keystone Financial Inc                  0          --          500       20,938
Lehman Brothers Holdings              500       31,531         800       50,450
MBNA Corp                             644       23,063       4,040      144,683
Medaphis Corp+                        800        8,300         900        9,338
Mellon Bank Corp                      437       27,231       2,273      141,636
Mercantile Bancorp                    654       36,379       1,405       78,153
Mercantile Bankshares                 454       15,904         735       25,748
Mercury Financial Corp+             1,800        1,013       1,800        1,013
Merrill Lynch & Co Inc                530       37,928       2,774      198,514
MGIC Investment Corp                  205       15,106         884       65,140
Money Store Inc                       400        9,975         400        9,975
Morgan (J P) & Co Inc                 346       41,347       1,584      189,288
Morgan Stanley Dean Witter            984       68,590       4,717      328,681
National Australia Bank Ltd
 ADR (Australia)                    1,213       84,910       3,931      275,170
National City Corp                    332       21,663       1,900      123,975
NationsBank Corp                    1,662      113,847       7,797      534,095
Northern Trust Corp                   534       40,617         920       69,978
Northfork Bancorp                       0          --          600       20,513
Norwest Corp                        1,247       51,049       6,618      270,924
Old Kent Financial Corp               402       15,502         934       36,017
Old National Bancorp                  346       16,176         231       10,799
Pacific Century Financial
 Corp                                 748       16,129       1,820       39,244
Paine Webber Group Inc                500       21,000       1,000       42,000
Peoples Bank Bridgeport                 0          --          200        7,513
PNC Bank Corp                         519       28,805       2,725      151,237
Price (T Rowe) & Associates           200       13,275         500       33,188

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,000  $     29,438       1,100 $     32,381       2,400 $     70,650
        500        16,500         500       16,500       1,200       39,600
      5,078       400,210       4,255      335,347       7,844      618,205
      3,188       162,588       2,939      149,889       6,395      326,145
        502        38,905         417       32,318       1,010       78,275
        800        28,500         800       28,500       1,700       60,563
      1,102        98,354         997       88,982       1,601      142,889
      2,715        62,275       2,337       53,605       3,864       88,631
        800        59,400         700       51,975       1,500      111,375
      2,900        58,000       2,400       48,000       5,600      112,000
      1,000        34,813         800       27,850       1,800       62,663
      2,172       282,089       1,878      243,905       3,055      396,768
      3,826       137,258       3,273      117,419       5,444      195,304
        115         6,117         115        6,117         202       10,744
          0           --            0          --            0          --
      4,337       303,861       3,806      266,658       6,337      443,986
        900        37,688         900       37,688       2,000       83,750
      2,000       126,125       2,100      132,431       2,900      182,881
      9,145       327,505       7,858      281,415      19,491      698,021
      1,100        11,413       1,200       12,450       2,000       20,750
      5,056       315,052       4,332      269,938       7,361      458,682
      2,703       150,354       2,196      122,153      10,010      556,806
      1,219        42,703       1,262       44,209       2,720       95,285
      2,600         1,462       2,400        1,350       4,400        2,475
      6,638       475,032       5,694      407,477       9,612      687,859
      2,091       154,081       1,813      133,595       4,494      331,152
        700        17,456         700       17,456       1,400       34,913
      3,572       426,854       3,030      362,085       5,097      609,091
     10,792       752,033       9,329      650,094      23,052    1,606,436
      8,922       624,540       8,074      565,180      14,848    1,039,360
      4,274       278,878       3,683      240,316       6,145      400,961
     18,748     1,284,238      16,166    1,107,371      27,102    1,856,487
      2,256       171,597       1,976      150,299       3,630      276,107
      1,400        47,863       1,200       41,025       2,500       85,469
     15,085       617,542      12,908      528,421      21,786      891,864
      1,818        70,107       1,686       65,016       3,820      147,309
        463        21,645         347       16,222         810       37,868
      3,314        71,458       2,854       61,539       3,070       66,197
      2,050        86,100       2,000       84,000       4,150      174,300
        500        18,781         400       15,025         900       33,806
      6,122       339,771       5,191      288,100       8,770      486,735
      1,000        66,375         900       59,738       1,900      126,112

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Provident Financial Group               0 $        --          200 $     10,250
Regions Financial Corp                670       26,633       1,400       55,650
Republic New York Corp                102       12,342         491       59,411
Ryder System Inc                      139        5,100         687       25,204
Sabre Group Holding Inc+                0          --          200        6,600
Schwab (Charles) Corp                 278       10,495       2,147       81,049
SLM Holding Corp                      750       30,984       1,700       70,231
Star Banc Corp                        400       23,550         900       52,988
State Street Corp                   1,445       89,319       1,267       78,316
Summit Bancorp                        704       34,980       1,655       82,233
SunTrust Banks Inc                    339       25,001       1,872      138,060
Synovus Financial Corp                925       32,491       1,410       49,526
TCF Financial Corp                    400       13,225         900       29,756
The Fund American Co                    0          --            0          --
U.S. Bancorp                          447       51,433       2,006      230,815
Union Planters Corp                   400       24,725         800       49,450
UnionBanCal Corp                      100        9,313         100        9,313
United Asset Management Corp          500       13,281         700       18,594
Wachovia Corp                         612       48,654       1,744      138,648
Washington Federal Inc                312        8,630         553       15,288
Washington Mutual Inc                 407       27,320       2,089      140,224
Wells Fargo & Co                      156       50,232         674      217,028
Wesco Financial Corp                    0          --            0          --
Westpac Banking Corp ADR
 (Australia)                        1,796       61,962       5,858      202,101
Wilmington Trust Corp                 192       11,880         310       19,181
Zions Bancorp                         400       17,200         700       30,100
                                          ------------             ------------
        TOTAL BANK & FINANCE
                     - VALUE              $  3,313,700             $ 11,734,629
                     -  COST              $  2,090,123             $  6,930,444
BASIC INDUSTRIES
PERCENT OF NET ASSETS                            0.38%                    0.75%
ASARCO Inc                             25 $        553         402 $      8,894
Avery-Dennison Corp                   100        5,050         866       43,733
Baker Hughes Inc                      328       13,428       1,504       61,570
Bemis Co                              142        6,399         448       20,188
Boise Cascade Corp                     69        2,299         503       16,756
Boise Cascade Office
 Products+                              0          --          100        1,806
Bowater Inc                           195        9,653         410       20,295
Broken Hill Propriety Co Ltd
 ADR (Australia)                      790       15,553       2,578       50,754
Champion International Corp           142        7,251         801       40,901
Chesapeake Corp                       256        8,688         200        6,788

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        400  $     20,500         300 $     15,375         700 $     35,875
      2,838       112,811       2,428       96,513       5,380      213,855
      1,090       131,890         902      109,142       1,599      193,479
      1,567        57,489       1,303       47,804       2,160       79,245
        400        13,200         300        9,900         500       16,500
      4,857       183,352       4,245      160,249      10,409      392,940
      3,450       142,528       3,500      144,594       7,000      289,188
      1,700       100,088       1,600       94,200       3,500      206,062
      3,032       187,416       2,515      155,458       6,126      378,663
      3,058       151,920       2,971      147,622       5,018      249,307
      4,154       306,357       3,576      263,730       6,043      445,671
      3,091       108,571       2,815       98,877       6,679      234,600
      2,000        66,125       1,700       56,206       3,700      122,331
          0           --            0          --          100       13,075
      4,493       516,976       3,855      443,566       9,591    1,103,564
      1,600        98,900       1,300       80,356       3,300      203,981
        200        18,625         200       18,625         400       37,250
      1,400        37,188       1,200       31,875       2,600       69,063
      4,095       325,552       3,538      281,271       5,928      471,276
      1,129        31,178         996       27,501       2,037       56,278
      4,648       311,997       4,045      271,521      10,003      671,451
      1,775       571,550       1,624      522,391       2,473      796,306
          0           --            0          --          100       36,400
     13,159       453,986      11,924      411,378      21,965      757,793
        649        40,157         604       37,373       1,375       85,078
      1,200        51,600       1,100       47,300       2,700      116,100
             ------------             ------------             ------------
             $ 26,661,417             $ 23,315,850             $ 45,482,045
             $ 15,240,587             $ 13,348,240             $ 30,421,589
                    1.11%                    1.36%                    1.50%
        875  $     19,359         621 $     13,740       1,370 $     30,311
      1,922        97,061       1,659       83,779       3,873      195,587
      3,398       139,106       2,818      115,362       4,860      198,956
      1,075        48,442         892       40,196       1,634       73,632
      1,147        38,209         996       33,179       1,723       57,397
        800        14,450         200        3,613         400        7,225
        852        42,174         707       34,997       1,675       82,913
      5,741       113,026       5,193      102,237       9,571      188,429
      1,932        98,653       1,643       83,896       2,714      138,584
        361        12,251         266        9,027         650       22,059

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Consolidated Papers Inc                86 $      4,993         280 $     16,258
Crown Vantage Inc+                     21          144          48          330
Cyprus Amax Minerals                  140        2,293         800       13,100
Deltic Timber Corp                    141        3,964         166        4,661
Dover Corp                            310       11,974       1,748       67,517
Fort James Corp                       576       26,136       1,546       70,150
Georgia-Pacific Corp                  137        8,040         793       46,539
Glatfelter (P H) Co                   486        8,535         280        4,918
Harnischfeger Industries Inc          110        3,891         405       14,327
Homestake Mining Co                   222        2,220       1,287       12,870
Ikon Office Solutions Inc             194        6,341       1,228       40,140
Inco Ltd                              236        4,174       1,469       25,983
Longview Fibre Co                     554        8,552         540        8,336
Louisiana-Pacific Corp                123        2,698         942       20,665
LTB Corp                              900       10,856       1,100       13,269
Mark IV Industries Inc                247        5,743         432       10,044
Mead Corp                             112        3,829         975       33,333
Minnesota Mining &
 Manufacturing Co                     685       58,439       3,265      278,545
Mitsubishi Corp ADR (Japan)         3,294       50,115      14,325      217,941
NACCO Industries Inc Class A           18        2,341          48        6,243
Newmont Gold Co                       100        2,925         100        2,925
Newmont Mining Corp                   164        4,746       1,336       38,661
Potlatch Corp                         102        4,418         245       10,612
Rayonier Inc                          156        6,611         250       10,594
Sealed Air Corp+                      200       13,463         400       26,925
Smith International Inc+              214       11,395         400       21,300
St Joe Paper Corp                     300       10,238         300       10,238
Stone Container Corp+                  87          979         850        9,562
U.S. Industries Inc                   292        8,140         757       21,101
Union Camp Corp                        75        4,481         644       38,479
Unisource Worldwide Inc                94        1,281         665        9,061
Varco International Inc               584       14,527           0          --
Varian Associates Inc                 177       10,266         290       16,820
Watts Industries Inc Class A          308        9,259           0          --
Wausau-Mosinee Paper Corp             392        8,477         316        6,834
Westvaco Corp                         206        6,695         932       30,290
Weyerhauser Co                        369       18,427       1,719       85,843
Whitman Corp                           64        1,140         877       15,622
Willamette Industries Inc             219        8,089       1,020       37,676
                                          ------------             ------------
      TOTAL BASIC INDUSTRIES
                     - VALUE              $    439,709             $  1,569,397
                     -  COST              $    384,202             $  1,492,604

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        570  $     33,096         490 $     28,451       1,070 $     62,127
        104           715          81          557         132          907
      1,856        30,392       1,445       23,662       2,934       48,044
        308         8,654         199        5,601         334        9,399
      4,052       156,508       3,718      143,608       8,494      328,081
      4,164       188,942       3,619      164,212       5,963      270,571
      1,889       110,861       1,536       90,144       2,697      158,280
        769        13,506         489        8,588         770       13,523
        998        35,304         854       30,210       1,380       48,818
      2,961        29,610       2,296       22,960       4,626       46,260
      2,671        87,308       2,225       72,730       3,816      124,735
      3,405        60,226       2,750       48,641       5,033       89,021
        890        13,739         575        8,877       1,330       20,532
      2,221        48,723       1,774       38,917       3,116       68,357
      1,900        22,919       2,000       24,125       4,000       48,250
        870        20,228         762       17,717       1,675       38,944
      2,111        72,170       1,940       66,324       3,012      102,973
      7,472       637,455       6,429      548,474      15,846    1,351,862
     33,788       514,051      34,400      523,362      55,390      842,703
        152        19,770         149       19,379         269       34,987
        200         5,850         200        5,850         300        8,775
      3,105        89,851       2,693       77,929       4,461      129,090
        540        23,389         432       18,711         865       37,465
        462        19,577         526       22,289       1,119       47,418
        906        60,985         736       49,542       1,600      107,700
        797        42,440         627       33,388       1,400       74,550
        600        20,475         600       20,475       1,100       37,538
      2,014        22,657       1,479       16,639       3,054       34,358
      1,425        39,722       1,340       37,353       2,001      119,560
      1,374        82,097       1,151       68,772       2,674       36,433
      1,174        15,996       1,092       14,878       2,852       79,500
      1,048        26,069         748       18,607           0          --
        735        42,630         590       34,220       1,265       73,370
        464        13,949         334       10,041           0          --
        572        12,370         407        8,801         371        8,023
      2,103        68,348       1,707       55,477       2,874       93,405
      3,999       199,700       3,441      171,835       5,792      289,238
      2,051        36,533       1,594       28,393       4,065       72,408
      2,262        83,553       1,858       68,630       3,176      117,314
             ------------             ------------             ------------
             $  3,633,099             $  3,168,395             $  6,069,612
             $  3,411,265             $  2,963,119             $  5,947,578

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BEVERAGES
PERCENT OF NET ASSETS                            0.84%                    1.79%
Anheuser-Busch Inc                    852 $     39,938       3,900 $    182,813
Cadbury Schweppes PLC ADR
 (UK)                               1,457       74,307       4,962      253,062
Coca-Cola Co                        4,437      304,766      19,699    1,353,075
Coca-Cola Enterprises Co            1,036       34,253       2,130       70,423
Coors (Adolph) Co Class B              69        2,156         343       10,719
Diageo PLC ADR (UK)                 3,657      152,007      12,095      502,698
Energy Group PLC ADR (UK)               0          --            0          --
Hanson PLC ADR (UK)                 2,529       64,015       8,356      211,511
Kirin Brewery Co ADR (Japan)        1,597      141,534       5,002      443,302
Louis Vuitton Moet Hennessey
 ADR (France)                       1,037       41,221       3,421      135,985
Pepsico Inc                         2,762      100,986      12,152      444,307
Seagrams Co Ltd                       644       24,472       3,275      124,450
                                          ------------             ------------
             TOTAL BEVERAGES
                     - VALUE              $    979,655             $  3,732,345
                     -  COST              $    816,351             $  2,954,926
BIOTECHNOLOGY
PERCENT OF NET ASSETS                            0.03%                    0.03%
Agouron Pharmaceuticals Inc             0 $        --          300 $     11,063
Biogen Inc+                           418       18,444         660       29,123
Chiron Corp+                          496        9,517         892       17,115
Genzyme Corp - General
 Division                             326        9,637         320        9,460
Genzyme Corp - Tissue
 Repair+                               44          319          12           87
Quest Diagnostics Inc+                 46          713         240        3,720
                                          ------------             ------------
         TOTAL BIOTECHNOLOGY
                     - VALUE              $     38,630             $     70,568
                     -  COST              $     29,269             $     64,348
BROADCASTING
PERCENT OF NET ASSETS                            0.16%                    0.30%
British Sky Broadcasting ADR
 (UK)                                 817 $     31,608       2,585 $    100,007
Chancellor Media Corp Class
 A                                      0          --          800       35,800
Clear Channel Communications
 Inc+                                 404       36,613         842       76,306
Hearst-Argyle Television+               0          --          500       17,563
Jacor Communications Inc+               0          --          100        5,788
Kingworld Productions                 204        5,444         580       15,479
LIN Television Corp+                  200       11,025         100        5,513
TCA Cable TV Inc                      266       13,101           0          --
TCI Satellite Entertainment
 Class A+                             107          716         543        3,631
Tele-Communications Inc
 Class A+                             776       22,553       4,151      120,638
Tele-Communications
 International Inc Class A+           300        5,325         200        3,550

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    2.59%                    3.24%                    3.99%
      8,938  $    418,969       7,766 $    364,031      19,012 $    891,188
     11,081       565,131      10,027      511,377      18,562      946,662
     45,057     3,094,853      39,007    2,679,293      96,460    6,625,596
      4,264       140,979       3,844      127,092       8,465      279,874
        738        23,063         556       17,375       1,159       36,219
     27,143     1,128,113      24,682    1,025,846      44,721    1,858,717
          0           --            0          --            0          --
     18,888       478,099      17,086      432,489      31,595      799,748
     11,386     1,009,084      11,580    1,026,278      18,702    1,657,465
      7,722       306,950       6,983      277,574      12,913      513,292
     27,649     1,010,917      24,065      879,877      58,969    2,156,054
      7,186       273,068       6,140      233,320      10,329      392,502
             ------------             ------------             ------------
             $  8,449,226             $  7,574,552             $ 16,157,317
             $  6,666,172             $  5,974,797             $ 13,050,240
                    0.04%                    0.05%                    0.06%
        500  $     18,438         500 $     18,438       1,100 $     40,563
      1,282        56,568       1,222       53,921       2,590      114,284
      1,624        31,160       1,600       30,700       3,252       62,398
        734        21,699         544       16,082       1,100       32,519
         71           515          52          377          54          392
        515         7,983         389        6,030         825       12,788
             ------------             ------------             ------------
             $    136,363             $    125,548             $    262,944
             $    124,665             $    100,328             $    234,725
                    0.42%                    0.54%                    0.61%
      5,817  $    225,045       5,240 $    202,723       9,702 $    375,346
      1,400        62,650       1,400       62,650       3,800      170,050
      1,998       181,069       2,169      196,566       2,849      258,191
          0           --          900       31,613       1,900       66,738
          0           --          200       11,575         400       23,150
      1,398        37,309       1,168       31,171       2,224       59,353
        300        16,538         200       11,025         400       22,050
        371        18,272         276       13,593           0          --
      1,150         7,691         883        5,905       1,866       12,479
      9,284       269,816       7,934      230,582         600       10,650
        400         7,100         400        7,100      19,822      576,077

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Tribune Co                          241 $     15,560         967 $     62,432
USA Networks Inc+                   261       13,454         365       18,772
Viacom Inc Class B+                 587       28,176       3,110      149,280
                                        ------------             ------------
        TOTAL BROADCASTING
                   - VALUE              $    183,575             $    614,759
                   -  COST              $    124,818             $    460,424
BUILDING MATERIALS &
 SERVICES
PERCENT OF NET ASSETS                          0.18%                    0.28%
American Standard Co Inc+           200 $      8,900         500 $     22,250
Cooper Industries Inc               233       13,077       1,084       60,840
Corning Inc                         320       13,000       1,943       78,934
Cytec Industries Inc+               100        4,888         300       14,663
Dal Tile International Inc            0          --            0          --
Danaher Corp                        200       14,388         280       20,143
Diebold Inc                         366       18,803         635       32,623
Fastenal Co                         100        4,388         300       13,163
Georgia-Pacific (Timber
 Group)                             137        3,125         893       20,372
Kennametal Inc                      300       15,788         300       15,788
Lafarge Corp                        300       10,069         300       10,069
Lawson Products Inc                   0          --            0          --
Martin Marietta Inc                   0          --          100        3,806
Owens Corning Fiberglass
 Corp                                28          865         411       12,690
Owens Illinois Inc+                 706       27,093       1,158       44,438
PPG Industries Inc                  305       19,768       1,564      101,367
Snap-On Inc                         138        5,865         577       24,523
Southdown Inc                       175       11,200           0          --
Stanley Works                       112        5,355         766       36,624
USG Corp+                           200       10,925         300       16,388
Valspar Corp                        200        7,013         400       14,025
Vulcan Materials Co                 200       20,125         300       30,188
                                        ------------             ------------
TOTAL BUILDING MATERIALS &
                  SERVICES
                   - VALUE              $    214,635             $    572,894
                   -  COST              $    127,145             $    402,329
BUSINESS SERVICES
PERCENT OF NET ASSETS                          0.16%                    0.37%
Accustaff Inc+                        0 $        --          900 $     25,425
APAC Teleservices Inc+              100        1,475         200        2,950
Apollo Group Inc+                     0          --          300       12,713
Cendant Corp+                       772       28,950       6,377      239,137
Concord EFS Inc+                      0          --          600       18,675
Ecolab Inc                          124        3,573       1,006       28,985

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,299       148,429       1,995      128,802       4,699      303,379
        950        48,915         772       39,761       1,606       82,709
      7,102       340,896       6,039      289,872      10,180      488,640
             ------------             ------------             ------------
             $  1,363,730             $  1,262,938             $  2,448,812
             $  1,044,466             $    961,746             $  1,856,010
                    0.38%                    0.49%                    0.56%
        900  $     40,050         900 $     40,050       1,800 $     80,100
      2,438       136,833       2,050      115,056       3,437      192,902
      4,238       172,169       3,678      149,419       8,791      357,134
        600        29,325         600       29,325       1,300       63,538
          0           --            0          --          200        2,263
        662        47,623         622       44,745       1,280       92,080
      1,509        77,525       1,191       61,188       2,655      136,401
        600        26,325         500       21,938       1,100       48,263
      1,889        43,093       3,236       73,821       5,697      129,963
        411        21,629         300       15,788         600       31,575
        500        16,781         500       16,781       1,100       36,919
        197         5,467           0          --            0          --
          0           --          200        7,613         300       11,419
      1,017        31,400         946       29,208       1,995       61,596
      2,641       101,348       2,201       84,463       5,315      203,963
      3,543       229,631       3,091      200,335       5,121      331,905
      1,261        53,593       1,087       46,198       1,708       72,590
        253        16,192         178       11,392           0          --
      1,759        84,102       1,487       71,097       3,370      161,128
        700        38,238         600       32,775       1,300       71,012
        600        21,038         700       24,544       1,500       52,594
        600        60,375         600       60,375       1,200      120,750
             ------------             ------------             ------------
             $  1,252,737             $  1,136,111             $  2,258,095
             $    891,337             $    836,713             $  1,814,509
                    0.52%                    0.63%                    0.89%
      1,600  $     45,200       1,600 $     45,200       3,400 $     96,050
        400         5,900         400        5,900         600        8,850
        600        25,425         500       21,188       1,000       42,375
     14,452       541,950      12,482      468,075      42,288    1,585,800
      1,100        34,238       1,000       31,125       2,200       68,475
      2,478        71,397       1,958       56,415       4,878      140,547

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Intl Technology Corp+                   0 $        --            0 $        --
Kelly Services Inc Class A            106        3,776         120        4,275
Laidlaw Environmental
 Services+                            131          630         353        1,699
Manpower Inc                          400       16,875         800       33,750
Nielson (A C) Corp+                    73        1,825         453       11,325
Ogden Corp                            101        2,778         525       14,438
Olsten Corp                           291        4,692         525        8,466
Paychex Inc                           485       25,038         927       47,856
Paymentech Inc+                         0          --          100        1,650
Quintiles Transnational Corp          200        9,775         500       24,438
Reuters Group PLC ADR (UK)            755       45,198       2,614      156,505
Robert Half International
 Inc                                  300       13,575         650       29,413
Rollins Inc                           388        8,003         210        4,331
Security Dynamics Technology
 I+                                     0          --          300       10,688
Teletech Holdings Inc+                  0          --          100          956
Waste Management Inc                  741       18,525       3,993       99,825
                                          ------------             ------------
     TOTAL BUSINESS SERVICES
                     - VALUE              $    184,688             $    777,500
                     -  COST              $    164,504             $    671,110
CHEMICALS
PERCENT OF NET ASSETS                            0.75%                    1.53%
Air Products & Chemicals Inc          130 $     10,912         948 $     79,573
Airgas Inc+                           400        7,175         500        8,969
Albemarle corp                        313        7,629         260        6,338
Arco Chemical Co                      100        4,731         200        9,463
Autoliv Inc                            44        1,359         999       30,844
Betz Labs Inc                          96        6,162         240       15,405
Cabot Corp                            310       10,928         740       26,085
ChemFirst Inc                          35          925          84        2,221
Clorox Co                              94        8,249         808       70,902
Courtaulds PLC ADR (UK)            14,458       84,941      48,019      282,112
Crompton & Knowles Corp               450       13,556         740       22,293
Dow Chemical Co                       441       40,352       1,989      181,993
Du Pont (E I) De Nemours            2,040      125,078       9,023      553,223
Eastman Chemical Co                   124        8,122         646       42,313
Ethyl Corp                          1,031        8,506       1,010        8,333
Ferro Corp                            457       12,310         375       10,102
FMC Corp+                             102        7,382         338       24,463
Fuller (H B) Co                         0          --            0          --
Geon Co                                 0          --            0          --
Georgia Gulf Corp                     237        7,806         360       11,858
Goodrich (B F) Co                      92        4,560         526       26,070
Grace (W R) Co                         42        3,525         636       53,384

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        137  $      1,361           0 $        --            0 $        --
        289        10,296         219        7,802         885       31,528
        769         3,701         623        2,998         822        3,956
      1,700        71,719       1,400       59,063       3,100      130,781
        918        22,950         707       17,675       1,530       38,250
        884        24,310         806       22,165       1,744       47,960
      1,117        18,012         988       15,932       2,216       35,733
      1,804        93,132       1,640       84,665       3,512      181,307
          0           --          200        3,300         400        6,600
      1,000        48,875         900       43,988       2,000       97,750
      5,545       332,003       5,031      301,231       9,354      560,067
      1,500        67,875       1,250       56,563       2,700      122,175
        645        13,303         400        8,250         675       13,922
        600        21,375         600       21,375       1,300       46,313
          0           --            0          --          300        2,869
      9,156       228,900       7,864      196,600      13,148      328,700
             ------------             ------------             ------------
             $  1,681,922             $  1,469,510             $  3,590,008
             $  1,417,756             $  1,351,754             $  3,141,725
                    2.20%                    2.68%                    3.13%
      2,185  $    183,403       1,876 $    157,467       3,168 $    265,914
        600        10,763         900       16,144       2,100       37,669
        412        10,043         432       10,530         986       24,034
        200         9,463         300       14,194         600       28,388
      2,269        70,055       1,833       56,594       4,010      123,809
        527        33,827         507       32,543       1,105       70,927
      1,372        48,363       1,332       46,953       2,790       98,348
        314         8,301         224        5,922         347        9,183
      1,910       167,602       1,597      140,137       4,005      351,439
    108,246       635,945      98,153      576,649     177,445    1,042,489
      1,585        47,748       1,270       38,259       2,830       85,254
      4,511       412,757       3,878      354,837       6,497      594,475
     20,601     1,263,099      17,808    1,091,853      44,140    2,706,334
      1,615       105,783       1,375       90,062       2,285      149,668
      2,029        16,739       1,308       10,791       2,530       20,872
        654        17,617         496       13,361       1,222       32,918
        728        52,689         581       42,050       1,098       79,468
        225        12,797           0          --            0          --
          0           --            0          --          300        6,000
        745        24,538         465       15,316         640       21,080
      1,413        70,032       1,211       60,020       2,053      101,752
      1,336       112,141       1,126       94,514       2,798      234,857

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Great Lakes Chemical Corp              77 $      3,744         538 $     26,160
Hanna (M A) Co                        280        6,493         550       12,753
Hercules Inc                           92        4,445         778       37,587
IMC Global Inc                        436       16,650         926       35,362
Imperial Chemical Industries
 PLC ADR (UK)                       1,259       92,064       4,041      295,498
International Flavor &
 Fragrances                           176        8,096         943       43,378
Johns Manville Corp                     0          --          400        4,825
Lawter International Inc                0          --            0          --
Lubrizol Corp                         329       12,687         560       21,595
Lyondell Petrochemical                176        4,796         380       10,355
Millennium Chemicals Inc              311        8,015         736       18,986
Mississippi Chemical Corp              11          204          28          519
Monsanto Co                         1,040       52,910       4,781      243,233
Montedison Spa ADR (Italy)          5,054       51,172      17,007      172,196
Morton International Inc              238        7,869       1,272       42,056
Nalco Chemical Co                      74        2,979         639       25,720
OEA Inc                                 0          --            0          --
Olin Corp                             270       12,369         460       21,074
Praxair Inc                           218       10,423       1,291       61,726
Premark International Inc             461       14,349         606       18,862
Rhone Poulenc Rorer Class A         2,434      112,420       7,955      367,422
Rohm & Haas Co                         71        7,238         535       54,537
RPM Inc                               472        8,024         858       14,586
Rubbermaid Inc                        162        4,698       1,229       35,641
Schulman (A) Inc                      403       10,277         420       10,710
Sigma-Aldrich Corp                    228        9,006         898       35,471
Solutia Inc                           143        3,906       1,146       31,300
Terra Industries Inc                  500        5,938         400        4,750
Thiokol Inc                           116       11,093         200       19,125
Union Carbide Corp                    245       11,377       1,071       49,735
Valhi Inc                               0          --            0          --
Wellman Inc                           363        7,804         280        6,020
                                          ------------             ------------
             TOTAL CHEMICALS
                     - VALUE              $    875,254             $  3,187,126
                     -  COST              $    706,451             $  2,482,784
COMPUTER SOFTWARE
PERCENT OF NET ASSETS                            1.13%                    2.07%
3Com Corp+                          1,890 $     67,568       2,775 $     99,206
Adobe Systems Inc                     122        5,391         563       24,878
Altera Corp+                          420       18,113         820       35,363
America Online Inc+                   400       48,450         900      109,013
Anixter International Inc+            500        8,625         500        8,625
At Home Corp Series A+                  0          --          200        6,825

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,200  $     58,350       1,045 $     50,813       1,712 $     83,246
        967        22,422         900       20,869       1,762       40,856
      1,916        92,567       1,661       80,247       2,723      131,555
      2,145        81,912       1,793       68,470       3,910      149,313
      9,153       669,313       8,260      604,012      15,280    1,117,350
      2,074        95,404       1,798       82,708       4,089      188,094
        600         7,238         600        7,238       1,000       12,063
        677         7,912           0          --            0          --
      1,217        46,931       1,042       40,182       2,300       88,694
        817        22,263         692       18,857       1,545       42,101
      1,512        39,038       1,346       34,752       2,946       76,051
        106         1,961          74        1,369         116        2,146
     10,779       548,382       9,224      469,271      23,000    1,170,125
     38,429       389,094      34,830      352,654      64,117      649,185
      2,676        88,475       2,344       77,499       3,814      126,100
      1,388        55,867       1,152       46,368       1,899       76,435
        308         6,526         223        4,725           0          --
      1,078        49,386         858       39,307       1,860       85,211
      3,140       150,131       2,692      128,711       4,500      215,156
      1,133        35,265         996       31,001       2,150       66,919
     17,936       828,419      16,306      753,133      29,975    1,384,470
      1,260       128,441       1,033      105,301       1,772      180,633
      1,497        25,449       1,607       27,319       3,485       59,245
      3,051        88,479       2,510       72,790       4,226      122,554
        686        17,493         616       15,708       1,185       30,218
      2,049        80,936       1,719       67,901       2,869      113,325
      2,097        57,274       2,120       57,903       4,539      123,971
        700         8,313         500        5,938       1,100       13,063
        295        28,209         310       29,644         700       66,938
      2,504       116,279       2,179      101,187       3,554      165,039
          0           --            0          --          300        2,888
        495        10,643         365        7,847         845       18,168
             ------------             ------------             ------------
             $  7,172,077             $  6,271,920             $ 12,685,990
             $  5,559,323             $  4,854,289             $ 10,293,905
                    2.92%                    3.63%                    4.75%
      6,387  $    228,335       5,378 $    192,264      13,526 $    483,555
      1,423        62,879       1,247       55,102       2,204       97,389
      1,836        79,178       1,596       68,828       3,380      145,762
      1,900       230,138       1,700      205,913       3,800      460,275
        500         8,625         700       12,075       1,200       20,700
          0           --          300       10,238         600       20,475

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Autodesk Inc                           86 $      4,074         416 $     19,708
Automatic Data Processing             409       24,975       2,388      145,817
Bay Networks Inc+                     302       10,230       1,680       56,910
BMC Software Inc+                     512       39,168         980       74,970
Broderbund Software Inc+              200        4,950         200        4,950
Cadence Design Systems Inc            964       33,680       1,924       67,220
Cambridge Technology
 Partners+                              0          --          400       18,200
Choicepoint Inc+                      141        6,750         140        6,703
Citrix Systems Inc                      0          --          350       14,722
Computer Associates
 International Inc                    964       45,429       4,367      205,795
Computer Sciences Corp+               141       14,761         666       69,722
Compuware Corp                        600       25,275       1,500       63,188
CSK Corp ADR (Japan)                1,916       45,745       6,100      145,638
DST Systems Inc+                      200       10,575         300       15,863
Electronic Arts Inc+                  300       13,238         600       26,475
Electronic Data Systems Corp        1,488       65,193       3,330      145,896
First Data Corp                       563       19,142       3,700      125,800
Fiserv Inc+                           217       11,881         430       23,542
Gartner Group Inc Class A+            200        7,975         500       19,938
HBO & Co                            1,409       76,262       1,683       91,092
I2 Technologies Inc+                    0          --          100        5,656
Information Resources Inc+              0          --            0          --
Informix Corp+                      1,390       10,859       1,320       10,313
Intuit Inc+                           200        9,300         400       18,600
J.D. Edwards                            0          --            0          --
Keane Inc                               0          --          700       32,550
Mentor Graphics Corp+                 600        6,263         700        7,306
Microsoft Corp                      4,238      359,171      19,222    1,629,065
MobileMedia Corp+                     300          150         200          100
NEC Corp ADR (Japan)                1,183       66,987       3,663      207,417
Netscape Communications
 Corp+                                201        3,894         505        9,784
Networks Associates Inc+              350       22,619         650       42,006
Novell Inc+                           535        5,626       3,146       33,082
Objective Systems Integrator
 C+                                     0          --          100        1,313
Oracle Systems Corp                 1,706       42,010       7,818      192,518
Parametric Technology Corp+           125        7,570       1,053       63,772
Peoplesoft Inc                        600       26,813       1,500       67,031
Platinum Technology Inc+                0          --          600       15,225
Reynolds & Reynolds Co Class
 A                                    346        7,353         620       13,175
Shiva Corp+                           300        4,088         300        4,088
Siebel Systems Inc+                     0          --            1           62
SPS Transaction Services
 Inc+                                   0          --          100        2,919
Sterling Commerce Inc+                377       17,201         737       33,626
Sterling Software Inc+                100        5,269         300       15,806

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        971  $     46,001         759 $     35,958       1,817 $     86,080
      5,379       328,455       4,554      278,079      11,348      692,937
      4,271       144,680       3,564      120,731       6,010      203,589
      2,132       163,098       1,852      141,678       4,080      312,120
        200         4,950         200        4,950         500       12,375
      3,850       134,509       3,490      121,932       7,730      270,067
        700        31,850         600       27,300       1,400       63,700
        364        17,427         267       12,792         484       23,172
        750        31,547         750       31,547       1,500       63,094
      9,986       470,591       8,603      405,417      21,260    1,001,878
      1,576       164,987       1,298      135,884       2,216      231,988
      2,900       122,163       2,700      113,738       6,700      282,238
     14,200       339,025      14,411      344,063      23,202      553,948
        400        21,150         500       26,438       1,200       63,450
      1,000        44,125       1,000       44,125       2,200       97,075
      6,691       293,149       6,476      283,730      13,400      587,088
      8,548       290,632       7,309      248,506      12,349      419,866
        999        54,695         829       45,388       1,895      103,751
      1,000        39,875         800       31,900       1,800       71,775
      3,799       205,621       3,141      170,007       8,103      438,575
          0           --          100        5,656         200       11,313
        403         5,642           0          --            0          --
      3,118        24,359       2,138       16,703       5,180       40,469
        800        37,200         700       32,550       1,500       69,750
          0           --            0          --          900       29,700
      1,200        55,800       1,200       55,800       2,700      125,550
        852         8,893       1,000       10,438       1,600       16,700
     44,040     3,732,390      38,128    3,231,348      94,116    7,976,331
        400           200         300          150         700          350
      8,710       493,204       8,814      499,093      14,199      804,018
      1,516        29,373         920       17,825       2,045       39,622
        900        58,163       1,275       82,397       2,750      177,719
      7,045        74,082       5,717       60,118       9,883      103,926
          0           --            0          --          200        2,625
     17,917       441,206      15,616      384,544      38,117      938,631
      2,349       142,261       2,012      121,852       5,004      303,055
      2,900       129,594       2,700      120,656       5,800      259,188
      1,000        25,375       1,000       25,375       2,100       53,288
      1,212        25,755       1,152       24,480       2,400       51,000
        600         8,175         400        5,450         600        8,175
          4           246           3          185           8          492
          0           --            0          --          200        5,838
      1,654        75,464       1,296       59,130       2,874      131,126
        600        31,613         600       31,613       1,200       63,225

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Storage Technology Corp+            259 $     17,677         535 $     36,514
Stratus Computer Inc+               161        8,080         310       15,558
Structural Dynamics
 Research+                          303        8,711           0          --
Sun Microsystems Inc+               522       24,860       3,050      145,256
Sungard Data Systems Inc            400       13,675         800       27,350
Symantec Corp+                      378        9,521         600       15,113
Synopsys Inc+                       400       13,975         600       20,963
Total System Services Inc           300        7,875         300        7,875
Yahoo! Inc                            0          --          100        7,319
                                        ------------             ------------
   TOTAL COMPUTER SOFTWARE
                   - VALUE              $  1,306,997             $  4,307,421
                   -  COST              $    942,394             $  2,771,750
COMPUTER SYSTEMS
PERCENT OF NET ASSETS                          0.67%                    1.66%
Adaptec Inc+                        500 $     13,219       1,100 $     29,081
Apple Computer Inc+                 235        5,552       1,090       25,751
Cabletron Systems Inc+              257        3,984       1,334       20,677
Ceridian Corp+                      131        6,100         632       29,428
Cisco Systems Inc                 1,764      116,204       7,991      526,407
Cognex Corp+                          0          --          300        7,219
Cognizant Corp                      180        8,989       1,332       66,517
Compaq Computer Corp              2,756       88,364      12,144      389,367
Data General Corp+                   64        1,320         444        9,158
Dell Computer Corp                  554       77,491       2,588      361,997
Digital Equipment Corp+             224       12,754       1,347       76,695
EMC Corp                            638       24,404       4,000      153,000
Exabyte Corp+                         0          --            0          --
Gateway 2000 Inc                    400       17,600         700       30,800
GTECH Holdings Corp+                100        3,531         300       10,594
Harris Corp                         104        5,272         692       35,076
Hewlett-Packard Co                1,774      118,858       8,303      556,301
Intergraph Corp+                     54          527         367        3,578
International Business
 Machine Corp                     1,680      175,455       8,102      846,153
Iomega Corp                       1,200       10,950       2,400       21,900
Komag Inc+                          400        5,750         600        8,625
NCR Corp+                           171        5,365       1,059       33,226
Quantum Corp                        500       12,563       1,100       27,638
Rational Software Corp+               0          --          900       12,150
Seagate Technology Inc+             397        9,652       2,179       52,977
Sequent Computer Systems+           340        7,204           0          --
Shared Medical System Corp           42        3,210         155       11,848
Silicon Graphics Inc+               284        4,278       1,549       23,332
Sybase Inc+                         700        7,350         700        7,350
Unisys Corp+                        280        5,005       1,592       28,457

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,084  $     73,983       1,067 $     72,823       2,125 $    145,031
        366        18,369         471       23,638       1,050       52,697
        434        12,478         319        9,171           0          --
      6,829       325,231       5,842      278,225      14,527      691,848
      1,800        61,538       1,400       47,863       3,600      123,075
      1,236        31,132       1,061       26,724       2,100       52,894
        900        31,444       1,100       38,431       2,300       80,356
        400        10,500         400       10,500       1,000       26,250
        200        14,638         200       14,638         400       29,275
             ------------             ------------             ------------
             $  9,535,993             $  8,475,959             $ 19,220,439
             $  5,988,902             $  5,431,393             $ 13,160,541
                    2.43%                    2.92%                    3.67%
      2,400  $     63,450       2,000 $     52,875       4,300 $    113,681
      2,547        60,173       2,128       50,274       3,644       86,090
      3,094        47,957       2,697       41,804       4,826       74,803
      1,516        70,589       1,169       54,432       2,833      131,912
     18,353     1,209,004      15,847    1,043,922      39,301    2,588,955
        700        16,844         600       14,438       1,300       31,281
      3,070       153,308       2,665      133,083       6,160      307,615
     27,565       883,803      24,044      770,911      58,795    1,885,115
      1,001        20,646         772       15,923       1,522       31,391
      6,002       839,530       5,111      714,901      12,694    1,775,573
      2,928       166,713       2,487      141,604       4,300      244,831
      9,088       347,616       7,794      298,121      19,346      739,984
        340         2,720           0          --            0          --
      1,400        61,600       1,200       52,800       2,600      114,400
        500        17,656         600       21,188       1,300       45,906
      1,570        79,579       1,333       67,566       2,327      117,950
     18,920     1,267,640      16,401    1,098,867      40,599    2,720,133
        861         8,395         586        5,714         992        9,672
     19,410     2,027,132      16,748    1,749,119      28,083    2,932,918
      4,400        40,150       4,100       37,413       8,800       80,300
      1,100        15,813         800       11,500       1,100       15,813
      2,181        68,429       1,864       58,483       3,925      123,147
      2,380        59,797       2,070       52,009       4,300      108,038
      1,800        24,300       1,600       21,600       3,200       43,200
      4,913       119,447       4,238      103,036       6,966      169,361
        471         9,979         341        7,225           0          --
        461        35,238         364       27,823         904       69,100
      3,639        54,812       3,078       46,362       5,561       83,763
      1,400        14,700       1,200       12,600       2,500       26,250
      3,511        62,759       3,000       53,625       4,991       89,214

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Unova Inc+                            34 $        650         434 $      8,300
Wallace Computer Services
 Inc                                  90        3,274         100        3,638
Western Digital Corp                 700       12,775         900       16,425
Xylan Corp+                          100        2,413         100        2,413
                                         ------------             ------------
     TOTAL COMPUTER SYSTEMS
                    - VALUE              $    770,063             $  3,436,078
                    -  COST              $    580,493             $  2,105,603
CONTAINER & PACKAGING
PERCENT OF NET ASSETS                           0.10%                    0.22%
Ball Corp                             54 $      1,762         296 $      9,657
Crown Cork & Seal Co                 185        9,990       1,169       63,126
First Brands Corp                    486       12,515         480       12,360
International Paper Co               522       24,338       2,716      126,634
Jefferson Smurfit Corp+              700       10,456         600        8,963
Jefferson Smurfit Group ADR
 (Ireland)                           785       20,508       2,760       72,105
Sonoco Products                      388       15,011         877       33,929
Temple-Inland Inc                    149        8,884         485       28,918
Tenneco Inc                          278       11,433       1,540       63,333
Tupperware Corp                       63        1,693         500       13,438
U.S. Office Products Co                0          --        1,200       22,200
                                         ------------             ------------
TOTAL CONTAINER & PACKAGING
                    - VALUE              $    116,590             $    454,663
                    -  COST              $    110,277             $    445,708
ELECTRICAL EQUIPMENT
PERCENT OF NET ASSETS                           0.59%                    1.38%
Aeroquip-Vickers Inc                  52 $      3,019         244 $     14,167
Alliance Semiconductor Corp            0          --            0          --
Arrow Electronics Inc                386       12,859         792       26,384
Avnet Inc                            230       14,663         350       22,313
FORE Systems Inc+                    400        6,425         900       14,456
General Electric Co                5,883      457,403      26,082    2,027,876
Grainger ( W W) Inc                   41        3,969         447       43,275
Handleman Co+                         59          398         132          891
Hitachi Ltd ADR (Japan)              732       55,449       2,384      180,588
Hubbell Inc Class B                  332       16,725         566       28,512
Masco Corp                           256       13,920       1,484       80,692
Maxim Integrated Products
 Inc                                 600       24,225       1,200       48,450
Motorola Inc                       1,026       57,200       5,001      278,806
National Service Industries
 Inc                                  39        2,162         442       24,503
Raychem Corp                          54        2,346         709       30,797

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,058  $     20,234         818 $     15,644       1,661 $     31,767
        200         7,275         210        7,639         400       14,550
      1,800        32,850       1,600       29,200       3,500       63,875
          0           --          100        2,413         200        4,825
             ------------             ------------             ------------
             $  7,910,138             $  6,814,114             $ 14,875,413
             $  4,688,431             $  3,985,595             $  9,579,170
                    0.31%                    0.37%                    0.39%
        642  $     20,945         538 $     17,552         904 $     29,493
      2,529       136,566       2,155      116,370       3,737      201,798
        694        17,871         704       18,128       1,060       27,295
      6,088       283,853       5,233      243,989       8,764      408,622
      1,400        20,913       1,100       16,431       2,300       34,356
      6,290       164,326       5,637      147,267      10,335      270,002
      1,800        69,638       1,622       62,751       3,655      141,403
      1,141        68,032         959       57,180       1,635       97,487
      3,453       142,005       2,847      117,083       4,842      199,127
      1,136        30,530         909       24,429       2,302       61,866
      2,500        46,250       2,100       38,850       4,750       87,875
             ------------             ------------             ------------
             $  1,000,929             $    860,030             $  1,559,324
             $    992,406             $    850,243             $  1,620,993
                    2.00%                    2.45%                    3.21%
        552  $     32,051         433 $     25,141         996 $     57,830
          0           --            0          --          250        1,641
      1,698        56,565       1,520       50,635       3,250      108,266
        714        45,518         659       42,011       1,515       96,581
      1,800        28,913       1,500       24,094       3,200       51,400
     59,704     4,644,303      51,593    4,011,356     127,637    9,923,777
        956        92,553         885       85,679       1,443      139,700
        467         3,152         307        2,072         521        3,517
      5,658       428,594       5,714      432,836       9,276      702,657
      1,008        50,778       1,034       52,088       2,202      110,926
      3,264       177,480       2,817      153,174       4,721      256,704
      2,400        96,900       2,200       88,825       4,800      193,800
     11,857       661,028      10,208      569,096      17,199      958,844
        871        48,286         774       42,909       1,319       73,122
      1,623        70,499       1,366       59,336       3,262      141,693

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Symbol Technologies Inc               190 $      9,702         315 $     16,085
Thomas & Betts Corp                    68        3,855         454       25,736
                                          ------------             ------------
  TOTAL ELECTRICAL EQUIPMENT
                     - VALUE              $    684,320             $  2,863,531
                     -  COST              $    526,924             $  1,906,203
ELECTRONICS
PERCENT OF NET ASSETS                            1.08%                    2.18%
Advanced Micro Devices+               200 $      4,688       1,286 $     30,141
American Power Conversion+            300        8,700         780       22,620
AMP Inc                               389       17,189       1,920       84,840
Analog Devices Inc+                   801       25,832       1,526       49,214
Applied Materials Inc                 515       18,958       2,946      108,450
Atmel Corp+                           662       10,758       1,060       17,225
Beckman Instruments Inc                94        4,547         250       12,094
C-Cube Microsystems Inc+              100        2,075         300        6,225
Canon Inc ADR (Japan)                 278       31,796       1,006      115,061
CBS Corp                            1,410       43,622       6,277      194,195
Cirrus Logic Inc+                     634        7,014         780        8,629
Commscope Inc+                         50          669         346        4,628
Cypress Semiconductor Corp+           800        7,550         840        7,928
EG&G Inc                               25          673         453       12,203
Electronics for Imaging Inc+          400        8,825         500       11,031
Emerson Electric Co                   755       48,178       3,678      234,702
Etec Systems Inc+                       0          --          200       10,488
Fuji Photo Film Co Ltd ADR
 (Japan)                              975       38,513       3,270      129,165
General Instrument Corp+              156        2,603         204        3,404
General Semiconductor Inc              37          516         260        3,624
General Signal Corp                   135        5,484         441       17,916
Honeywell Inc                         184       14,582       1,039       82,341
Imation Corp+                         276        4,640         516        8,675
Input/Output Inc+                     500       10,781         500       10,781
Integrated Device Technology
 Inc+                                 700       10,544         800       12,050
Intel Corp                          2,901      260,183      13,101    1,174,996
International Rectifier
 Corp+                                500        7,281         500        7,281
International Specialty
 Products Corp+                         0          --          200        3,188
Jabil Circuit                           0          --          100        5,263
Johnson Controls Inc                  196       10,890         700       38,894
KLA Instruments Corp+                 404       18,647         736       33,971
Kyocera Corp ADR (Japan)              430       45,903       1,219      130,128
Lam Research Corp+                    300        8,512         300        8,475
Lattice Semiconductor+                  0          --          200       10,713
Lexmark International Group
 Cl+                                    0          --          500       21,375

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        585  $     29,872         555 $     28,340       1,325 $     67,658
      1,110        62,923         973       55,157       1,554       88,092
             ------------             ------------             ------------
             $  6,529,415             $  5,722,749             $ 12,976,208
             $  4,336,648             $  3,881,404             $  9,205,070
                    3.18%                    3.97%                    4.68%
      2,877  $     67,430       2,422 $     56,766       3,984 $     93,375
      1,494        43,326       1,409       40,861       3,060       88,740
      4,369       193,055       3,770      166,587       6,363      281,165
      3,138       101,201       2,861       92,267       6,229      200,885
      6,712       247,086       5,719      210,531      14,220      523,474
      1,866        30,323       1,888       30,680       3,926       63,798
        450        21,769         505       24,429       1,080       52,245
        300         6,225         400        8,300         700       14,525
      2,209       252,654       2,241      256,314       3,644      416,783
     14,074       435,414      12,022      371,931      20,306      628,217
      1,496        16,549       1,066       11,593       1,510       16,704
        792        10,593         612        8,186       1,552       20,758
      1,364        12,873       1,424       13,439       3,170       29,917
        972        26,183         723       19,476       1,467       39,517
      1,000        22,063       1,000       22,063       2,000       44,125
      8,795       561,231       7,666      489,187      12,823      818,268
        400        20,975         300       15,731         700       36,706
      7,234       285,743       7,336      289,772      11,900      470,050
      2,625        43,805       2,343       39,099       5,783       96,504
        594         8,279         459        6,397       1,164       16,223
      1,061        43,103         799       32,459       1,398       56,794
      2,489       197,253       2,152      170,546       3,672      291,006
        702        11,802         731       12,290       1,617       27,186
      1,000        21,563         700       15,094       1,100       23,719
      1,700        25,606         800       12,050       2,100       31,631
     29,806     2,673,226      25,825    2,316,180      63,812    5,723,139
      1,000        14,563         700       10,194       1,100       16,019
        300         4,781         300        4,781         500        7,969
        300        15,788         200       10,525         500       26,313
      1,681        93,401       1,535       85,288       2,450      136,128
      1,684        77,727       1,660       76,619       2,528      116,683
      2,931       312,884       3,005      320,784       4,802      512,614
        500        14,188         500       14,125       1,200       34,050
        500        26,781         400       21,425         900       48,206
      1,000        42,750       1,000       42,750       2,100       89,775

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Linear Technology Corp                386 $     29,240         720 $     54,540
Litton Industries Inc+                101        6,287         390       24,278
LSI Logic Corp+                       128        3,032       1,164       27,572
Macromedia Inc+                       400        5,000         400        5,000
Matsushita Electric
 Industries Co                        257       37,554         833      121,722
MEMC Electronic Materials
 Inc+                                 300        5,063         300        5,063
Microchip Technology Inc+             400        9,675         500       12,094
Micron Electronics Inc+                 0          --          200        2,575
Micron Technology Inc+                335       11,118       1,912       63,455
Molex Inc                             316        9,559         396       11,979
Molex Inc Class A                     312        8,853         678       19,238
National Semiconductor+               266        6,351       1,312       31,324
Novellus System Inc                   200        9,588         300       14,381
Perkin-Elmer Corp                      29        2,122         406       29,714
Philips Electronics NV ADR
 (Netherlands)                        543       42,286       1,947      151,623
Pioneer Electronics Corp            2,192       38,086       6,817      118,445
Pitney Bowes Inc                      516       24,188       2,346      109,969
Pixar Inc+                              0          --          100        3,700
Policy Management Systems
 Corp+                                248       17,949         170       12,304
Premier Farnell PLC ADR (UK)        2,749       37,283       9,119      123,676
Rambus Inc+                             0          --          100        4,475
Raytheon Co Class A                   358       20,776         971       56,341
Raytheon Co Class B                   384       22,584       2,073      121,918
Read-Rite Corp+                       400        5,700         500        7,125
Sanmina Corp+                           0          --          100        7,969
SCI Systems Inc                       200        9,000         500       22,500
Sensormatic Electronics               535        9,964         870       16,204
Solectron Corp                        500       24,188       1,000       48,375
SONY Corp ADR (Japan)                 468       42,325       1,522      137,646
Tektronix Inc                           3          134         376       16,779
Teradyne Inc+                         376       17,743         820       38,694
Texas Instruments Inc                 660       38,198       3,097      179,239
Thermo Instrument Systems
 Inc                                  250        8,781         156        5,488
Vishay Intertechnology Inc            441        8,985         446        9,087
Vitesse Semiconductor Corp              0          --          300       15,234
VLSI Technology Inc+                  200        3,863         400        7,725
Xerox Corp                            485       43,013       2,641      234,224
Xilinx Inc+                           247       10,837         700       30,713
Zenith Electronics Corp+               44          292          89          590
                                          ------------             ------------
           TOTAL ELECTRONICS
                     - VALUE              $  1,249,770             $  4,534,892
                     -  COST              $  1,056,277             $  3,196,428

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,500  $    113,625       1,410 $    106,808       3,050 $    231,038
        808        50,298         603       37,537       1,379       85,843
      2,742        64,951       2,341       55,452       4,060       96,171
        700         8,750         500        6,250         900       11,250
      1,961       286,551       2,071      302,625       3,316      484,550
        400         6,750         400        6,750         800       13,500
      1,100        26,606         950       22,978       2,000       48,375
        400         5,150         300        3,863         500        6,438
      4,211       139,753       3,635      120,637       6,077      201,680
        840        25,410         718       21,720       1,583       47,886
      1,445        41,002       1,288       36,547       2,676       75,932
      3,284        78,406       2,844       67,900       4,646      110,923
        800        38,350         600       28,763       1,300       62,319
        789        57,745         643       47,060       1,887      138,105
      4,281       333,383       3,897      303,479       7,166      558,052
     16,304       283,282      16,637      289,068      26,756      464,886
      5,388       252,563       4,564      213,938      11,274      528,469
          0           --            0          --          200        7,400
        303        21,930         258       18,673         440       31,845
     20,599       279,374      18,684      253,402      34,410      466,686
        300        13,425         200        8,950         500       22,375
      2,120       122,960       1,785      103,549       3,141      182,178
      6,800       399,925       5,823      342,465       9,751      573,481
        600         8,550         800       11,400       1,700       24,225
        300        23,906         300       23,906         600       47,813
      1,000        45,000       1,000       45,000       2,200       99,000
      1,723        32,091       1,048       19,519       1,885       35,108
      2,300       111,263       1,900       91,913       4,200      203,175
      3,440       311,105       3,483      314,994       5,516      498,853
        924        41,234         808       36,057       1,874       83,627
      1,790        84,466       1,500       70,781       3,250      153,359
      7,081       409,813       6,045      349,854      15,157      877,211
        250         8,781         313       10,977         621       21,821
        882        17,971         771       15,709       1,649       33,598
        700        35,547         500       25,391       1,200       60,937
      1,000        19,313         800       15,450       1,700       32,831
      5,910       524,143       5,227      463,570      12,625    1,119,680
      1,459        64,014       1,174       51,509       2,620      114,952
        279         1,848         230        1,524         367        2,431
             ------------             ------------             ------------
             $ 10,371,427             $  9,264,687             $ 18,951,214
             $  7,429,296             $  6,736,462             $ 14,710,355

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENERGY & RELATED
PERCENT OF NET ASSETS                            1.68%                    3.55%
AGL Resources Inc                     538 $     10,928         440 $      8,938
Amerada Hess Corp                     142        8,422         850       50,416
Amoco Corp                            814       69,190       4,000      340,000
Anadarko Petroleum Corp               441       28,445         525       33,863
Apache Corp                           166        5,644         758       25,772
Ashland Inc                           109        6,070         706       39,315
Atlantic Richfield Corp               523       40,663       2,675      207,981
British Petroleum Co PLC ADR
 (UK)                               1,259      104,102       4,232      349,906
Burlington Resources Inc              284       12,709       1,526       68,289
Chesapeake Energy Corp                  0          --          400        2,825
Chevron Corp                        1,120       90,860       5,455      442,537
Coastal Corp                          212       13,489         904       57,517
Columbia Gas System Inc               141       10,760         451       34,417
Consolidated Natural Gas Co           142        8,165         851       48,933
Cooper Cameron Corp                     0          --          500       26,813
Devon Energy Corp                       0          --          200        6,813
Diamond Offshore Drilling
 Inc                                  400       18,125         600       27,188
Dresser Industries Inc                314       14,032       1,599       71,455
Eastern Enterprises                    39        1,728         200        8,863
EEX Corp+                             137        1,173       1,213       10,386
El Paso Natural Gas Co                427       28,342         456       30,267
ELF Aquitaine ADR (France)          1,606       91,843       5,412      309,499
Enron Corp                            528       24,837       2,723      127,981
Enron Oil & Gas Co                    300        6,413         600       12,825
Ensco International Inc               700       20,388       1,300       37,863
Exxon Corp                          4,257      271,916      20,508    1,309,949
Fina Inc Class A                        0          --            0          --
Freeport-McMoRan Sulphur
 Inc+                                  74        1,036          76        1,064
Global Marine Inc+                    700       16,231       1,400       32,463
Halliburton Co                        461       21,437       2,121       98,626
Helmerich & Payne Inc                  90        2,604         520       15,048
Indiana Energy Inc                      0          --            0          --
Kerr - McGee Corp                      43        2,908         448       30,296
MAPCO Inc                             374       20,126         620       33,364
MCN Corp                              616       22,677         500       18,406
Mobil Corp                          1,329       96,269       6,520      472,293
Murphy Oil Corp                       293       14,632         380       18,976
Nabors Industries Inc+                600       13,725         900       20,588
National Fuel Gas Co                  400       18,650         320       14,920
Natural Gas Clearinghouse
 Inc                                    0          --          100        1,550
NICOR Inc                              44        1,810         450       18,506
Noble Affiliates Inc                  338       13,182         530       20,670

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    5.22%                    6.34%                    6.62%
        798  $     16,209         558 $     11,334         520 $     10,563
      1,824       108,186       1,546       91,697       2,678      158,839
      9,696       824,160       8,342      709,070      14,048    1,194,080
      1,161        74,885         889       57,341       2,306      148,737
      1,841        62,594       1,548       52,632       2,674       90,916
      1,505        83,810       1,295       72,115       2,104      117,167
      6,392       496,978       5,552      431,668       9,220      716,855
      9,639       797,035       8,746      723,221      16,036    1,326,018
      3,518       157,431       3,054      136,667       5,082      227,419
      1,000         7,063         500        3,531       1,000        7,063
     13,133     1,065,415      11,261      913,549      18,989    1,540,483
      2,076       132,086       1,810      115,161       3,095      196,919
      1,066        81,349         990       75,549       1,624      123,932
      1,925       110,688       1,741      100,108       2,713      155,997
        800        42,900         800       42,900       1,800       96,525
        500        17,031         400       13,625         900       30,656
      1,400        63,438       1,200       54,375       2,500      113,281
      3,538       158,104       2,927      130,800       5,074      226,744
        426        18,877         282       12,496         686       30,398
      1,934        16,560       2,344       20,071       4,867       41,674
        842        55,888         627       41,617         778       51,640
     12,229       699,346      11,149      637,583      20,503    1,172,515
      6,385       300,095       5,496      258,312       9,135      429,345
      1,200        25,650       1,200       25,650       2,400       51,300
      2,900        84,463       2,400       69,900       5,200      151,450
     49,166     3,140,478      42,426    2,709,961      71,242    4,550,583
        100         6,325         100        6,325         200       12,650
        144         2,016          75        1,050         143        2,002
      3,115        72,229       2,600       60,288       5,800      134,488
      4,776       222,084       4,114      191,301      10,250      476,625
        920        26,623         840       24,308       1,620       46,879
        352        10,516           0          --            0          --
        962        65,055         784       53,018       1,374       92,917
      1,236        66,512         976       52,521       2,200      118,388
        930        34,236         670       24,664         600       22,088
     15,626     1,131,908      13,473      975,950      22,665    1,641,796
        777        38,801         697       34,806       1,570       78,402
      1,885        43,119       1,629       37,263       3,400       77,775
        582        27,136         412       19,210         385       17,951
      1,600        24,800           0          --        3,200       49,600
      1,009        41,495         801       32,941       1,509       62,058
        873        34,047         858       33,462       1,920       74,880

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Noble Drilling Corp+                  0 $        --        1,200 $     34,050
Occidental Petroleum Corp           600       15,338       2,960       75,665
ONEOK Inc                            49        1,715         240        8,400
Oryx Energy Co+                     199        5,062         842       21,418
Pacific Enterprises Co              152        5,520         704       25,564
Parker Drilling Co+                   0          --            0          --
Pennzoil Co                         132        8,836         438       29,319
Peoples Energy Corp                  63        2,276         360       13,005
Phillips Petroleum Co               419       20,531       2,379      116,571
Pioneer Natural Resources
 L.C.                               376        8,907         697       16,510
Pogo Producing Co                   300        8,419         300        8,419
Pride International Inc+              0          --          400        9,125
Quaker State Corp                     0          --            0          --
Questar Corp                        227        9,648         340       14,450
R&B Falcon Corp+                    472       12,508       1,026       27,189
Ranger Oil Ltd                        0          --            0          --
Repsol SA                           837       37,247       2,800      124,600
Rowan Co Inc+                       126        3,552         804       22,663
Royal Dutch Petroleum Corp        4,056      220,292      13,468      731,481
Santa Fe Energy Resources
 Inc                                 83          929         809        9,051
Schlumberger Ltd                    875       65,953       3,980      299,993
Seagull Energy Corp+                391        6,598         610       10,294
Services (B J) Co                     0          --          700       24,063
Sonat Offshore Drilling Co          132        5,693         736       31,740
Sun Co Inc                          115        4,593         658       26,279
Texaco Inc                          942       52,575       4,786      267,119
Tosco Corp                          671       24,911       1,340       49,748
Total Compagnie Francaise
 des Petroles SA ADR
 (France)                         2,228      123,245       7,175      396,884
Transocean Offshore Inc             400       17,200         800       34,400
Trans Texas Gas Corp                  0          --            0          --
Ultramar Diamond Shamrock
 Corp                               410       14,635         855       30,513
Union Pacific Resources
 Group                              332        7,429       2,058       46,048
Union Texas Petroleum
 Holdings Corp                      200        4,038         500       10,094
United Meridian Corp+                 0          --          400       10,925
Unocal Corp                         384       14,472       2,091       78,805
USX - Marathon Group                515       17,800       2,520       87,098
Utilicorp United Inc                491       17,676         380       13,680
Valero Energy Corp                  180        6,390         470       16,685
Vastar Resources Inc                200        7,438         200        7,438
Washington Gas & Light              464       12,499         360        9,698
Weatherford Enterra Inc+            400       13,850         500       17,313
Western Atlas Inc                   134       10,176         445       33,792

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,700  $     76,613       2,200 $     62,425       4,800 $    136,200
      6,727       171,959       5,779      147,726       9,785      250,129
        603        21,105         507       17,745         920       32,200
      1,889        48,051       1,613       41,031       4,063      103,353
      1,695        61,550       1,436       52,145       2,370       86,061
        844         9,284         619        6,809           0          --
        932        62,386         887       59,374       1,384       92,642
        674        24,348         582       21,025       1,141       41,219
      5,246       257,054       4,475      219,275       7,604      372,596
      1,134        26,862       1,186       28,093       3,462       82,006
        600        16,838         500       14,031       1,100       30,869
        800        18,250         800       18,250       1,700       38,781
        419         6,337         299        4,522           0          --
        710        30,175         640       27,200       1,430       60,775
      2,016        53,424       1,698       44,997       4,042      107,113
      1,508         9,708       1,103        7,101           0          --
      6,225       277,013       5,650      251,425      10,350      460,575
      1,764        49,723       1,472       41,492       3,279       92,427
     30,452     1,653,924      27,687    1,503,750      50,874    2,763,094
      1,875        20,977       1,239       13,861       2,826       31,616
      8,994       677,923       7,846      591,392      19,246    1,450,667
      1,248        21,060       1,103       18,613       2,275       38,391
      1,400        48,125       1,200       41,250       2,800       96,250
      1,760        75,900       1,474       63,566       3,126      134,809
      1,413        56,432       1,226       48,963       1,987       79,356
     10,972       612,375       9,433      526,479      15,803      882,005
      2,867       106,437       2,377       88,246       5,235      194,349
     16,304       901,823      14,778      817,415      27,219    1,505,566
          0           --        1,500       64,500       3,200      137,600
      1,700        73,100           0          --          300        4,950
      1,944        69,366       1,537       54,837       3,425      122,240
      5,133       114,851       4,322       96,705       7,193      160,943
        800        16,150       1,000       20,188       2,100       42,394
        700        19,119         600       16,388       1,300       35,506
      4,985       187,872       4,166      157,006       7,044      265,471
      5,839       201,810       5,066      175,094       8,357      288,839
        675        24,300         494       17,784         472       16,992
      1,164        41,322         984       34,932       1,960       69,580
        300        11,156         300       11,156         700       26,031
        624        16,809         454       12,230         440       11,852
      1,057        36,599         900       31,163       1,900       65,788
      1,078        81,861         931       70,698       1,593      120,968

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Williams Co Inc                      588 $     19,220       2,896 $     94,663
Witco Corp                           316       12,581         580       23,091
                                         ------------             ------------
     TOTAL ENERGY & RELATED
                    - VALUE              $  1,953,283             $  7,395,224
                    -  COST              $  1,529,318             $  5,522,631
ENGINEERING & CONSTRUCTION
PERCENT OF NET ASSETS                           0.04%                    0.08%
Armstrong World Industries
 Inc                                 102 $      8,007         394 $     30,929
Centex Corp                           57        4,165         249       18,193
Clayton Homes Inc                    626       12,447         884       17,565
Fleetwood Enterprises Inc             32        1,500         328       15,375
Fluor Corp                           123        5,789         749       35,250
Foster Wheeler Corp                  102        2,729         341        9,122
Granite Construction Inc               0          --            0          --
Kaufman & Broad Home Corp             59        1,527         308        7,970
Pulte Corp                            50        2,275         237       10,784
Rouse Co                             400       13,300         600       19,950
                                         ------------             ------------
        TOTAL ENGINEERING &
               CONSTRUCTION
                    - VALUE              $     51,739             $    165,138
                    -  COST              $     35,965             $    140,215
ENTERTAINMENT & LEISURE
PERCENT OF NET ASSETS                           0.31%                    0.72%
AMF Bowling Inc                        0 $        --            0 $        --
Ascent Entertainment Group+          249        2,677         293        3,150
Bally Total Fitness Holding
 Corp+                                26          712          76        2,081
Boyd Gaming Corp+                      0          --          200        1,588
Brunswick Corp                       196        6,223         835       26,511
Callaway Golf Co                     296        9,546         680       21,930
Circus Circus Entertainment
 Inc+                                629       13,838         930       20,460
Coleman Co Inc+                        0          --          200        4,125
Disney (Walt) Co                   1,123      125,706       5,572      623,716
Galileo International Inc              0          --          400       15,800
Gaylord Entertainment Co
 Class A                             105        3,570         105        3,570
Grand Casinos Inc+                   400        6,100         400        6,100
Harrah's Entertainment Inc+          108        2,275         897       18,893
Hasbro Inc                           198        7,190       1,105       40,125
International Game
 Technology Inc                      497       12,052       1,100       26,675
Mattel Inc                           371       15,698       2,414      102,142
Metro-Goldwyn-Mayer Inc+               0          --          100        1,956
MGM Grand Inc+                       200        7,225         200        7,225
Mirage Resorts Inc+                1,597       36,531       1,576       36,051
Polaroid Corp                         34        1,558         437       20,020

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      6,392  $    208,939       5,504 $    179,912       9,184 $    300,202
      1,352        53,827       1,022       40,688       2,195       87,388
             ------------             ------------             ------------
             $ 17,040,358             $ 14,819,522             $ 26,789,391
             $ 12,562,522             $ 11,058,036             $ 21,871,886
                    0.11%                    0.13%                    0.14%
        838  $     65,783         789 $     61,937       1,203 $     94,435
        545        39,819         552       40,331         856       62,542
      1,945        38,657       1,620       32,198       3,408       67,724
        713        33,422         570       26,719       1,065       49,922
      1,739        81,842       1,386       65,229       2,428      114,268
        732        19,581         583       15,595       1,254       33,545
        270         7,155           0          --            0          --
        734        18,992         647       16,741       1,189       30,765
        393        17,882         321       14,606         633       28,802
      1,300        43,225       1,100       36,575       2,400       79,800
             ------------             ------------             ------------
             $    366,358             $    309,931             $    561,803
             $    311,243             $    254,185             $    509,168
                    1.05%                    1.27%                    1.30%
          0  $        --            0 $        --          500 $     12,000
        400         4,300         397        4,268         679        7,299
        185         5,064         116        3,175         223        6,105
          0           --          300        2,381         700        5,556
      1,962        62,293       1,660       52,705       2,840       90,170
      1,458        47,021       1,256       40,506       2,616       84,366
      2,122        46,684       1,562       34,364       3,295       72,490
          0           --            0          --          200        4,125
     13,466     1,507,350      11,568    1,294,893      19,461    2,178,416
        800        31,600         600       23,700       1,400       55,300
        140         4,760         171        5,814         250        8,500
        700        10,675         500        7,625         900       13,725
      2,032        42,799       1,602       33,742       2,818       59,354
      2,523        91,616       2,112       76,692       3,561      129,309
      2,172        52,671       2,017       48,912       4,345      105,366
      5,313       224,806       4,565      193,157      11,363      480,797
          0           --          200        3,913         400        7,825
        400        14,450         400       14,450         800       28,900
      3,580        81,893       3,029       69,288       5,074      116,068
        906        41,506         747       34,222       1,402       64,229

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Spelling Entertainment Group            0 $        --            0 $        --
Stanhome Inc                          220        6,353         170        4,909
Tiffany & Co                          126        5,922         300       14,100
Time Warner Inc                       987       66,623       4,698      317,115
Topp Inc+                             512        1,408           0          --
U.S. West Media Group+              1,020       32,831       5,340      171,881
                                          ------------             ------------
         TOTAL ENTERTAINMENT
                   & LEISURE
                     - VALUE              $    364,038             $  1,490,123
                     -  COST              $    290,782             $  1,020,657
ENVIRONMENTAL CONTROL
PERCENT OF NET ASSETS                            0.08%                    0.12%
Browning-Ferris Industries
 Inc                                  347 $     11,559       1,723 $     57,397
Mid American Waste Systems
 Inc+                                   0          --            0          --
Republic Industries Inc+            1,500       35,438       3,200       75,600
Safety-Kleen Corp                      78        2,091         491       13,165
U.S. Filter Corp+                       0          --          800       27,150
U.S.A. Waste Services Inc+            800       33,300       1,730       72,011
Wheelabrator Technologies
 Inc                                  700       11,419         700       11,419
                                          ------------             ------------
         TOTAL ENVIRONMENTAL
                     CONTROL
                     - VALUE              $     93,807             $    256,742
                     -  COST              $     82,856             $    237,452
FOOD & RELATED
PERCENT OF NET ASSETS                            1.04%                    2.05%
Albertson's Inc                       405 $     18,959       2,180 $    102,051
American Stores Co                    461       11,611       2,387       60,123
Archer-Daniels-Midland Co           1,000       22,438       5,009      112,389
Bestfoods                             243       25,606       1,182      124,553
Bob Evans Farms Inc                   468        9,623         360        7,403
Boston Chicken Inc+                   600        4,163         500        3,469
Brinker International Inc+          1,056       22,044         990       20,666
Brown-Forman Corp Class B              74        4,107         643       35,687
Campbell Soup Co                      800       46,450       3,629      210,709
ConAgra Inc                           888       26,640       3,727      111,810
Corn Product International
 Inc+                                  60        1,995         295        9,809
Cracker Barrel Old Country
 Store Inc                            249       10,069         610       24,667
Darden Restaurants Inc                160        2,160       1,329       17,941
Dave & Buster's Inc                     0          --            0          --
Dean Foods Co                         224       12,320         440       24,200
Dole Food Inc                         246       13,361         410       22,268
Earthgrains Co                         28        1,213         146        6,324
Fleming Co Inc                          2           36         291        5,183

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
          0  $        --            0 $        --          400 $      3,600
        299         8,634         214        6,179         210        6,064
        480        22,560         560       26,320       1,200       56,400
     11,119       750,533       9,587      647,123      16,146    1,089,855
        722         1,986         527        1,449           0          --
     12,084       388,954      10,397      334,653      17,485      562,798
             ------------             ------------             ------------
             $  3,442,155             $  2,959,531             $  5,248,617
             $  2,322,449             $  1,942,826             $  3,597,026
                    0.16%                    0.19%                    0.24%
      3,988  $    132,850       3,351 $    111,630       5,669 $    188,849
        372           163           0          --            0          --
      6,500       153,563       5,200      122,850      12,700      300,038
      1,136        30,459       1,016       27,242       1,831       49,094
      1,600        54,300       1,300       44,119       3,400      115,388
      3,300       137,363       2,800      116,550       6,767      281,676
      1,300        21,206       1,200       19,575       2,600       42,413
             ------------             ------------             ------------
             $    529,904             $    441,966             $    977,458
             $    517,459             $    441,314             $    942,877
                    2.94%                    3.58%                    4.31%
      4,930  $    230,786       4,238 $    198,391       7,084 $    331,620
      5,544       139,640       4,645      116,996       7,830      197,218
     11,107       249,213       9,536      213,964      16,107      361,401
      2,585       272,394       2,283      240,571       5,572      587,149
        752        15,463         472        9,706       1,250       25,703
        700         4,856         700        4,856       1,100        7,631
      1,871        39,057       1,171       24,445       2,130       44,464
      1,355        75,203       1,145       63,548       1,995      110,723
      8,322       483,196       7,171      416,366      17,729    1,029,390
      8,572       257,160       7,453      223,590      18,371      551,130
        696        23,142         545       18,121       1,318       43,824
      1,411        57,057       1,071       43,309       2,325       94,017
      3,179        42,917       2,566       34,641       4,753       64,166
        103         2,524           0          --            0          --
        707        38,885         737       40,535       1,605       88,275
      1,008        54,747         868       47,143       1,825       99,120
        334        14,466         268       11,608         612       26,507
        801        14,268         589       10,492       1,206       21,482

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Flowers Industries Inc                509 $     12,948         720 $     18,315
Food Lion Inc Class A               1,100       11,103       1,700       17,159
Food Lion Inc Class B               1,400       13,825       1,800       17,775
General Mills Inc                     210       15,107       1,232       88,627
General Nutrition Co Inc+             400       15,900         800       31,800
Giant Food Inc Class A                156        5,665         494       17,938
Great Atlantic & Pacific Tea
 Co                                    69        2,100         293        8,918
Hannaford Brothers Co                 236        9,956         260       10,969
Harcourt General Inc                   89        4,806         582       31,428
Heinz (H J) Co                        690       38,856       2,938      165,446
Hershey Foods Corp                    214       14,271       1,155       77,024
Hormel Foods Corp                     200        7,425         500       18,563
Host Marriott Services Corp+          240        3,210         240        3,210
IBP Inc                               432        9,639         920       20,527
Imperial Holly Inc                      0          --            0          --
International Multifoods
 Corp                                   0          --            0          --
Interstate Bakeries Corp                0          --          400       13,400
Kellogg Co                            756       32,225       3,259      138,915
Koninklijke Ahold NV ADR
 (Netherlands)                      3,015       92,900      10,138      312,377
Kroger Co                             341       14,407       2,101       88,767
Lancaster Colony Corp                 207        9,108         290       12,760
Lance Inc                               0          --            0          --
Lone Star Steakhouse &
 Saloon+                              300        6,319         400        8,425
Luby's Cafeteria Inc                   45          782         219        3,805
McCormick & Co Inc                    288        8,262         600       17,213
McDonald's Corp                     1,269       69,478       5,690      311,527
Michael Foods Inc                       0          --            0          --
Morrison Restaurants Inc               96          270          50          141
Nabisco Holdings Corp Class
 A                                    200        9,438         100        4,719
NPC International Inc+                  0          --            0          --
Outback Steakhouse Inc+               200        7,150         400       14,300
Pioneer Hi Bred
 International Inc                    135       14,006         479       49,696
Planet Hollywood
 International+                         0          --          200        2,013
Quaker Oats Co                        142        7,650       1,173       63,195
Ralston-Purina Group                  155       15,723         896       90,888
Richfood Holdings Inc                   0          --          500       14,219
RJR Nabisco Holdings Corp           1,170       40,438       2,643       91,349
Ruby Tuesday Inc                      192        5,016         100        2,613
Ryans Family Steak House+             119          985         516        4,273
Safeway Inc                           998       34,805       2,054       71,633
Sara Lee Corp                         833       47,065       3,853      217,694
Sbarro Inc                              0          --            0          --
Shoney's Inc+                          97          473         370        1,804
Sizzler International Inc+            254          841           0          --

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,318  $     33,527       1,336 $     33,985       2,815 $     71,607
      3,100        31,290       2,900       29,272       6,900       68,137
      4,300        42,463       3,400       33,575       6,400       64,600
      2,930       210,777       2,597      186,822       6,222      447,595
      1,600        63,600       1,500       59,625       3,200      127,200
      1,186        43,067         946       34,352       1,700       61,731
        732        22,280         612       18,628       1,177       35,825
        745        31,430         565       23,836       1,240       52,313
      1,419        76,626       1,211       65,394       2,053      110,862
      6,720       378,420       5,902      332,356      14,266      803,354
      2,653       176,922       2,319      154,648       5,598      373,317
      1,000        37,125         800       29,700       1,700       63,113
        380         5,082         320        4,280         680        9,095
      2,152        48,017       1,642       36,637       3,500       78,094
        134         1,173          94          823           0          --
        274         7,655           0          --            0          --
        800        26,800         700       23,450       1,600       53,600
      7,501       319,730       6,470      275,784      16,003      682,128
     22,905       705,760      20,762      639,729      38,157    1,175,713
      4,630       195,618       4,069      171,915       9,729      411,050
        705        31,020         660       29,040       1,292       56,848
        478        11,114           0          --            0          --
        700        14,744         500       10,531         900       18,956
        480         8,340         369        6,411         621       10,790
      1,355        38,872       1,005       28,831       2,155       61,822
     13,681       749,035      11,787      645,338      19,844    1,086,459
        229         5,811           0          --            0          --
        160           450          99          278         193          543
        200         9,438         200        9,438         400       18,875
        374         4,301         284        3,266           0          --
        500        17,875         700       25,025       1,400       50,050
      1,235       128,131       1,033      107,174       2,756      285,935
        500         5,031         400        4,025         600        6,038
      2,605       140,344       2,195      118,256       5,309      286,022
      1,957       198,513       1,625      164,836       4,138      419,748
          0           --          600       17,063       1,000       28,438
      5,305       183,354       4,851      167,663      10,618      366,985
        321         8,386         199        5,199         387       10,110
      1,012         8,381         679        5,623       1,039        8,604
      3,976       138,663       3,378      117,808       8,452      294,764
      8,737       493,640       7,573      427,874      18,602    1,051,013
        319         9,411         219        6,461           0          --
        751         3,661         596        2,905       1,304        6,357
        434         1,438         319        1,057           0          --

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Smucker (J M) Co Class A              305 $      8,121           0 $        --
Southland Corp+                     1,800        3,488       1,400        2,713
Starbucks Corp+                       400       15,825         800       31,650
Super Value Inc                        78        3,715         543       25,860
Sysco Corp                            205        9,648       1,387       65,276
Tootsie Roll Industries               212       15,821         212       15,834
Tricon Global Restaurants+            226        6,413       1,275       36,178
Tyson Food Inc Class A                591       11,525         890       17,355
Unilever NV (Netherlands)           3,972      255,449      13,212      849,697
Universal Corp                        181        8,598         400       19,000
Universal Foods Corp                  279       12,555         320       14,400
UST Inc                               292       10,348       1,528       54,149
Weis Markets Inc                      200        7,038         100        3,519
Wendy's International Inc             211        4,576       1,170       25,374
Winn-Dixie Stores Inc                 166        8,954       1,209       65,210
Wrigley (W M) Jr Co                   184       14,053         979       74,771
                                          ------------             ------------
        TOTAL FOOD & RELATED
                     - VALUE              $  1,211,074             $  4,263,663
                     -  COST              $    888,160             $  2,966,990
FURNITURE & APPLIANCES
PERCENT OF NET ASSETS                            0.07%                    0.10%
Bassett Furniture Industries           25 $        775          50 $      1,550
HON Industries Inc                    153       10,060         270       17,753
Hussmann International Inc+            32          486         439        6,660
Knoll Inc+                              0          --          100        3,563
Leggett & Platt Inc                   458       22,986         900       45,169
Maytag Corp                           216        9,720         879       39,555
Miller (Herman) Inc                   238       14,578         420       25,725
National Presto Industries
 Inc                                    0          --            0          --
Skyline Corp                           20          639          44        1,405
Sunbeam Oster Co Inc                  300       12,413         600       24,825
Whirlpool Corp                         83        5,545         705       47,103
                                          ------------             ------------
TOTAL FURNITURE & APPLIANCES
                     - VALUE              $     77,202             $    213,308
                     -  COST              $     34,333             $    129,645
HEALTHCARE
PERCENT OF NET ASSETS                            0.11%                    0.18%
Apria Healthcare Group Inc+           500 $      6,813         600 $      8,175
Beverly Enterprises Inc+               75        1,139       1,146       17,405
Cardinal Health Inc                   116        9,498         889       72,787
First Health Group Corp+              284       14,147         290       14,446
Healthsouth Corp                    1,010       27,270       3,190       86,130
Idexx Laboratories Inc+               400        6,275         500        7,844

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        436  $     11,608         331 $      8,813           0 $        --
      2,600         5,038       1,800        3,488       4,200        8,138
      1,700        67,256       1,400       55,388       3,400      134,513
      1,194        56,864       1,044       49,721       1,718       81,820
      3,085       145,188       2,699      127,022       6,737      317,060
        318        23,751         212       15,834         537       40,046
      3,075        87,253       2,587       73,406       4,267      121,076
      1,411        27,515       1,473       28,724       3,545       69,128
     29,720     1,911,368      26,964    1,734,122      49,692    3,195,817
        639        30,353         694       32,965       1,365       64,838
        409        18,405         489       22,005         770       34,650
      3,453       122,366       3,035      107,553       7,026      248,984
        200         7,038         200        7,038         400       14,075
      2,634        57,125       2,263       49,079       3,751       81,350
      2,958       159,547       2,505      135,113       4,266      230,097
      2,164       165,276       1,864      142,363       4,489      342,847
             ------------             ------------             ------------
             $  9,578,240             $  8,369,829             $ 17,425,950
             $  6,662,975             $  5,861,569             $ 13,242,622
                    0.14%                    0.17%                    0.19%
        200  $      6,200         120 $      3,720         206 $      6,386
        484        31,823         454       29,850         935       61,476
      1,026        15,575         796       12,089       1,533       23,275
          0           --          200        7,125         400       14,250
      1,874        94,051       1,584       79,497       3,430      172,143
      1,899        85,455       1,639       73,755       2,664      119,880
        848        51,940         858       52,553       1,820      111,475
        116         4,517          81        3,154           0          --
        222         7,090          78        2,491         133        4,248
      1,300        53,788       1,100       45,513       2,300       95,162
      1,460        97,546       1,298       86,723       2,149      143,580
             ------------             ------------             ------------

             $    447,985             $    396,470             $    751,875
             $    261,638             $    240,464             $    519,431

                    0.28%                    0.32%                    0.38%
        800  $     10,900         800 $     10,900       1,300 $     17,712
      2,100        31,894       2,042       31,013       4,300       65,306
      2,040       167,025       1,675      137,141       4,163      340,846
        816        40,647         596       29,688       1,265       63,013
      7,277       196,479       6,119      165,213      15,005      405,135
        800        12,550         600        9,413       1,000       15,688

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Lincare Holdings Inc+                   0 $        --          100 $      6,491
Mid Atlantic Medical
 Services+                            400        4,700         500        5,875
Morrison Health Care Inc              128        2,560          66        1,320
Novacare Inc+                           0          --            0          --
Oakley Inc+                           600        7,238         600        7,238
Oxford Health Plans Inc+              500        8,594         700       12,031
PacifiCare Health Systems
 Inc Class A+                         112        6,855          70        4,285
PacifiCare Health Systems
 Inc Class B+                         174       10,875         195       12,188
St Jude Medical Inc                   152        5,548         796       29,054
United Healthcare Corp                297       18,024       1,639       99,467
                                          ------------             ------------
            TOTAL HEALTHCARE
                     - VALUE              $    129,536             $    384,736
                     -  COST              $    145,300             $    368,304
HOSPITAL & MEDICAL SUPPLIES
PERCENT OF NET ASSETS                            0.42%                    0.98%
Allegiance Corp                        81 $      2,825         628 $     21,902
American Oncology Resources+            0          --          200        3,050
Arrow International Inc                 0          --          100        3,913
Arterial Vascular
 Engineering+                           0          --          100        4,094
Bard (C R) Inc                        143        4,987         555       19,356
Bausch & Lomb Inc                      56        2,509         491       22,003
Baxter International Inc              470       26,614       2,297      130,068
Becton Dickinson & Co                 159       10,116         987       62,798
Biomet Inc                            132        3,935         926       27,606
Boston Scientific Corp+               301       17,985       1,568       93,688
Columbia/HCA Healthcare Corp        1,140       30,923       5,759      156,213
Dentsply International Inc            400       12,400         400       12,400
Depuy Inc                               0          --          200        5,388
Guidant Corp                          306       22,319       1,209       88,181
Health Care & Retirement
 Corp+                                150        6,581         400       17,550
Health Management Associates
 Inc Class A                          575       15,992       1,375       38,242
Hillenbrand Industries Inc            300       16,856         500       28,094
Johnson & Johnson                   2,333      176,142      10,695      807,473
Mallinckrodt Group Inc                 87        3,377         684       26,548
Manor Care Inc                        161        6,048         601       22,575
Medpartners Inc+                      710        8,520       1,489       17,868
Medtronic Inc                         720       38,250       3,714      197,306
Phycor Inc+                           300        7,716         600       15,431
Quorum Health Group Inc               150        4,158         350        9,702
Stryker Corp                          348       14,246         720       29,475
Sybron International Corp             600       16,388         900       24,581
Tenet Healthcare Corp+                524       19,552       2,682      100,072
Thermo Cardiosystems Inc+             150        3,750         250        6,250

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        300  $     19,472         300 $     19,472         600 $     38,944
        700         8,225         500        5,875       1,300       15,275
        214         4,280         132        2,640         258        5,160
        975        13,650         710        9,940           0          --
      1,200        14,475         800        9,650       1,200       14,475
      1,400        24,063       1,300       22,344       2,600       44,688
        459        28,021         136        8,273         242       14,768
        526        32,887         411       25,688         795       49,699
      1,835        66,977       1,534       55,991       2,735       99,827
      3,729       226,304       3,247      197,052       5,462      331,475
             ------------             ------------             ------------

             $    897,849             $    740,293             $  1,522,011
             $    769,806             $    640,982             $  1,349,970

                    1.39%                    1.68%                    2.20%
      1,230  $     42,896       1,098 $     38,293       2,307 $     80,457
          0           --          200        3,050         400        6,100
          0           --            0          --          200        7,825
          0           --            0          --            0          --
      1,208        42,129         897       31,283       1,796       62,636
      1,150        51,534         975       43,692       1,555       69,683
      5,115       289,637       4,426      250,622      10,868      615,401
      2,471       157,217       2,130      135,521       3,570      227,141
      2,246        66,959       1,742       51,933       4,260      127,001
      3,506       209,483       3,067      183,253       7,629      455,833
     13,036       353,612      11,167      302,905      18,654      505,990
        600        18,600         800       24,800       1,600       49,600
        300         8,081         300        8,081         600       16,163
      2,717       198,171       2,367      172,643       5,673      413,774
        750        32,906         700       30,713       1,550       68,006
      3,075        85,523       2,600       72,313       5,587      155,389
      1,000        56,188         900       50,569       2,000      112,375
     24,511     1,850,580      21,249    1,604,300      52,505    3,964,128
      1,443        56,006       1,205       46,769       2,092       81,196
      1,299        48,794       1,012       38,013       1,837       69,002
      3,020        36,240       2,552       30,624       5,362       64,344
      8,514       452,306       7,298      387,706      18,213      967,566
      1,050        27,005       1,050       27,005       2,250       57,867
        600        16,631         650       18,017       1,400       38,806
      1,668        68,284       1,388       56,821       2,900      118,719
      1,600        43,700       1,600       43,700       3,600       98,325
      6,083       226,972       5,254      196,040       8,820      329,096
        300         7,500         300        7,500         450       11,250

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
United States Surgical                152 $      4,655         699 $     21,407
Vencor Inc+                           500       14,344         700       20,081
                                          ------------             ------------
    TOTAL HOSPITAL & MEDICAL
                    SUPPLIES
                     - VALUE              $    491,188             $  2,033,315
                     -  COST              $    384,539             $  1,447,346
HOUSEHOLD PRODUCTS
PERCENT OF NET ASSETS                            0.37%                    0.93%
Alberto-Culver Co Class B             102 $      3,105         485 $     14,762
Avon Products Inc                     160       11,270       1,087       76,566
Colgate-Palmolive Co                  479       38,889       2,358      191,440
Estee Lauder Co Class A               200       11,700         200       11,700
Gillette Co                         1,021      110,140       4,471      482,309
Kimberly-Clark Corp                   986       54,908       4,354      242,463
NCH Corp                                0          --            0          --
Procter & Gamble Co                 2,403      204,105      10,684      907,472
                                          ------------             ------------
    TOTAL HOUSEHOLD PRODUCTS
                     - VALUE              $    434,117             $  1,926,712
                     -  COST              $    307,975             $  1,126,833
INSURANCE
PERCENT OF NET ASSETS                            1.15%                    2.56%
Aegon NV ADR (Netherlands)             22 $      2,475         325 $     36,563
Aetna Inc                             274       23,941       1,300      113,588
AFLAC Corp                            696       42,761       1,370       84,169
Alleghany Corp                          2          696           2          682
Allmerica Financial Corp              124        7,626         230       14,145
Allstate Corp                         722       67,327       3,601      335,793
AMBAC Inc                             300       15,975         600       31,950
American Bankers Insurance
 Gro                                    0          --          400       22,500
American Financial Group Inc          304       12,293         390       15,771
American General Corp                 694       40,311       2,416      140,402
American International Group
 Inc                                1,293      155,402       5,648      678,819
American National Insurance
 Co                                   100        9,700         100        9,700
Aon Corp                              267       15,970       1,510       90,317
Argonaut Group Inc                      0          --          100        3,600
Axa-UAP ADR (France)                2,275      110,053       7,408      358,362
Chubb Corp                            315       25,141       1,524      121,634
CIGNA Corp                             79       15,089         651      124,341
Cincinnati Financial Corp             230       31,050         546       73,710
CNA Financial Corp+                     0          --          100       14,394
Conseco Inc                           358       16,804       1,704       79,982
Equitable Co Inc                      400       20,925         800       41,850
Everest Reinsurance Holdings
 Inc                                  300       11,063         400       14,750

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,465  $     44,866       1,276 $     39,078       2,342 $     71,724
      1,500        43,031       1,180       33,851       2,474       70,973
             ------------             ------------             ------------
             $  4,534,851             $  3,929,095             $  8,916,370
             $  3,112,631             $  2,695,367             $  6,611,260

                    1.35%                    1.63%                    2.32%
      1,110  $     33,786         882 $     26,846       1,769 $     53,844
      2,443       172,079       2,120      149,327       5,022      353,737
      5,419       439,955       4,646      377,197      11,523      935,524
        400        23,400         400       23,400         800       46,800
     10,224     1,102,914       8,804      949,732      21,861    2,358,255
     10,013       557,599       8,677      483,201      21,241    1,182,858
        124         7,556          89        5,423           0          --
     24,458     2,077,401      21,227    1,802,968      52,416    4,452,084
             ------------             ------------             ------------
             $  4,414,690             $  3,818,094             $  9,383,102
             $  2,625,441             $  2,304,576             $  6,133,380
                    3.57%                    4.42%                    4.71%
        747  $     84,038         580 $     65,250         898 $    101,025
      2,968       259,329       2,516      219,836       4,254      371,693
      2,817       173,069       2,537      155,867       5,627      345,709
        104        35,478         104       35,478         204       69,578
        379        23,309         372       22,878         803       49,385
      8,573       799,432       7,333      683,802      12,357    1,152,290
      1,300        69,225       1,100       58,575       2,400      127,800
        700        39,375         600       33,750       1,300       73,125
        813        32,876         608       24,586       1,380       55,804
      5,158       299,796       4,588      266,672       7,751      450,516
     12,783     1,536,357      11,049    1,327,952      27,363    3,288,691
        200        19,400         200       19,400         400       38,800
      3,319       198,518       2,854      170,705       4,834      289,134
          0           --          200        7,200         300       10,800
     16,697       807,717      15,104      730,656      27,832    1,346,373
      3,368       268,809       2,935      234,250       4,867      388,447
      1,432       273,512       1,272      242,952       2,160      412,560
      1,045       141,075       1,040      140,400       1,595      215,325
        200        28,788         200       28,788         400       57,575
      3,773       177,095       3,254      152,735       5,441      255,387
      1,700        88,931       1,400       73,238       3,100      162,169
        900        33,188         800       29,500       1,700       62,688

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Foundation Health Systems+           491 $     13,595         926 $     25,639
General Re Corp                      101       21,513         651      138,663
Hartford Financial Services
 Group                               236       23,187       1,081      106,208
Highlands Insurance Group+            37          909          76        1,867
HSB Group Inc                        230       14,519         280       17,675
Humana Inc+                          257        6,537       1,470       37,393
Jefferson-Pilot Corp                 107        8,975         639       53,596
John Alden Financial Corp              0          --            0          --
Leucadia National Corp               200        7,550         400       15,100
Lincoln National Corp                144       12,060         936       78,390
Loews Corp                           155       15,548         983       98,607
Marsh & McLennan Co Inc              267       23,146       1,318      114,254
MBIA Inc                             204       14,930         764       55,915
Mercury General Corp                 200       11,350         300       17,025
Ohio Casualty Corp                   100        4,675         300       14,025
Old Republic International
 Corp                                350       14,766         750       31,641
PMI Group Inc                        100        7,275         200       14,550
Progressive Corp Ohio                 85        9,849         650       75,319
Protective Life Corp                 100        6,913         300       20,738
Provident Co Inc                     294       10,584         632       22,752
Providian Financial Corp             156        8,847         788       44,719
Reliance Group Holdings                0          --          700       11,900
Reliastar Financial Corp             400       19,025         900       42,806
Safeco Corp                          276       14,473       1,208       63,345
St Paul Co                           127       11,255         755       66,912
Sunamerica Inc                       909       41,189       1,633       73,995
TIG Holdings Inc                     200        5,313         500       13,281
Tokio Marine & Fire
 Insurance Co ADR (Japan)          3,718      211,926      15,400      877,800
Torchmark Corp                       262       12,199       1,197       55,735
Transamerica Corp                     76        8,849         542       63,109
Transatlantic Holdings Inc           126        9,529         150       11,344
Travelers Inc                      1,873      104,420       9,565      533,249
Travelers Property Casualty          100        4,100         100        4,100
Uici+                                  0          --          400       12,850
Unitrin Inc                          100        6,913         300       20,738
UNUM Corp                            272       13,991       1,256       64,606
USF & G Corp                         179        4,374       1,002       24,486
Wellpoint Health Networks+             0          --          100        5,844
                                         ------------             ------------
            TOTAL INSURANCE
                    - VALUE              $  1,328,886             $  5,337,198
                    -  COST              $    961,881             $  3,651,478

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,954  $     54,101       1,713 $     47,429       3,541 $     98,041
      1,613       343,569       1,329      283,077       2,274      484,362
      2,315       227,449       2,043      200,725       3,450      338,962
        172         4,225         136        3,340         216        5,306
        309        19,506         424       26,765         820       51,763
      3,272        83,232       2,822       71,785       4,615      117,394
      1,417       118,851       1,168       97,966       2,013      168,840
          0           --            0          --          300        6,731
        900        33,975         700       26,425       1,600       60,400
      2,079       174,116       1,770      148,238       2,951      247,146
      2,282       228,913       2,012      201,829       3,313      332,335
      3,110       269,598       2,689      233,103       6,617      573,611
      1,767       129,322       1,510      110,513       2,805      205,291
        400        22,700         500       28,375       1,100       62,425
        700        32,725         500       23,375       1,100       51,425
      1,500        63,281       1,250       52,734       3,100      130,781
        500        36,375         400       29,100         900       65,475
      1,469       170,220       1,348      156,200       2,061      238,818
        600        41,475         500       34,563       1,100       76,038
      1,312        47,232       1,202       43,272       2,566       92,376
      1,902       107,938       1,696       96,248       2,697      153,055
      1,400        23,800       1,200       20,400       2,400       40,800
      1,900        90,369       1,600       76,100       3,600      171,225
      2,807       147,192       2,498      130,989       4,023      210,956
      1,627       144,193       1,456      129,038       2,409      213,498
      3,897       176,583       3,290      149,078       5,599      253,705
        900        23,906         800       21,250       1,700       45,156
     26,976     1,537,632      27,469    1,565,733      44,208    2,519,856
      2,806       130,654       2,418      112,588       4,044      188,299
      1,299       151,252       1,044      121,561       1,787      208,074
        332        25,108         290       21,931         660       49,913
     22,913     1,277,400      19,704    1,098,506      33,141    1,847,611
        200         8,200         200        8,200         300       12,300
        800        25,700         600       19,275       1,400       44,975
        600        41,475         500       34,563       1,100       76,038
      2,774       142,688       2,391      122,987       3,959      203,641
      2,206        53,909       1,858       45,405       3,192       78,005
        300        17,531         200       11,688         500       29,219
             ------------ ----------- ------------ ----------- ------------

             $ 11,615,712             $ 10,328,824             $ 19,078,720
             $  7,606,427             $  6,858,868             $ 14,010,932

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LODGING
PERCENT OF NET ASSETS                            0.06%                    0.12%
Choice Hotels International
 Inc+                                  59 $        885         505 $      7,575
Extended Stay America Inc+              0          --          600        8,400
Hilton Hotels Corp                    304        9,063       2,111       62,934
Homestead Village Property
 Inc                                   75        1,064          87        1,234
Host Marriott Corp+                   800       15,850       1,700       33,681
La Quinta Inns Inc                    400        8,500         650       13,813
Marriott International                178       13,484       1,006       76,205
Primadonna Resorts Inc                  0          --            0          --
Promus Hotel Corp+                    441       21,278         818       39,469
Sunburst Hospitality Corp              20          172         168        1,470
                                          ------------             ------------
               TOTAL LODGING
                     - VALUE              $     70,296             $    244,781
                     -  COST              $     48,954             $    179,753
MACHINERY
PERCENT OF NET ASSETS                            0.28%                    0.44%
AGCO Corp                             300 $      8,438         600 $     16,875
AVX Corp                              300        6,769         200        4,513
Black & Decker Corp                   126        6,347         861       43,373
Camco International Inc                 0          --          300       17,550
Case Corp                             103        6,701         704       45,804
Caterpillar Inc                       630       34,414       3,259      178,023
Cincinnati Milacron Inc                61        1,883         362       11,177
Cummins Engine Co Inc                  25        1,447         298       17,247
Deere & Co                            439       24,639       2,249      126,225
Federal Mogul Corp                    396       19,429         300       14,719
Flowserve Corp                          0          --          400       12,675
Harsco Corp                           338       14,154         520       21,775
Ingersoll-Rand Co                     272       12,954       1,450       69,056
Jacobs Engineering Group+               0          --            0          --
Kubota Corp ADR (Japan)             1,434       83,531       1,203       70,075
MagneTek Inc+                           0          --            0          --
Makita Corp ADR (Japan)             1,420       16,330       4,803       55,235
McDermott International Inc           146        5,749         456       17,955
Nordson Corp                          214       10,406         160        7,780
Pall Corp                             183        3,832       1,087       22,759
Parker Hannifin Corp                  158        7,367         987       46,019
Pentair Co                              0          --            0          --
Presstek Inc                          200        5,075         400       10,150
SPX Corp                               22        1,643          46        3,436
Tecumseh Products Co Class A          241       12,080         190        9,524
Teleflex Inc                          350       14,197           0          --

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------

                    0.17%                    0.19%                    0.26%
      1,105  $     16,575         807 $     12,105       1,217 $     18,255
      1,400        19,600       1,200       16,800       2,500       35,000
      4,772       142,265       3,893      116,060       9,473      282,414
        100         1,419         113        1,603         188        2,667
      3,400        67,363       3,100       61,419       6,600      130,763
      1,500        31,875       1,100       23,375       2,400       51,000
      2,355       178,391       1,978      149,834       4,951      375,038
          0           --            0          --          400        6,000
      1,685        81,301       1,289       62,194       3,245      156,571
        368         3,220         269        2,354         405        3,544
             ------------ ----------- ------------ ----------- ------------

             $    542,009             $    445,744             $  1,061,252
             $    369,433             $    317,385             $    829,157

                    0.78%                    0.98%                    0.93%
      1,300  $     36,563       1,100 $     30,938       2,300 $     64,688
        400         9,025         400        9,025         900       20,306
      1,857        93,546       1,659       83,572       2,734      137,725
        600        35,100         600       35,100       1,300       76,050
      1,493        97,138       1,311       85,297       2,208      143,658
      7,410       404,771       6,408      350,037      10,759      587,710
        802        24,762         767       23,681       1,215       37,513
        746        43,175         624       36,114       1,156       66,904
      5,040       282,870       4,282      240,327       7,305      409,993
        553        27,132         398       19,527         380       18,644
        900        28,519         800       25,350       1,600       50,700
      1,148        48,073         858       35,929       1,920       80,400
      3,307       157,496       2,962      141,065       4,717      224,647
        373        11,167           0          --            0          --
     10,786       628,285      10,935      636,964      16,660      970,445
        367         6,514           0          --            0          --
     10,209       117,404      10,347      118,990      16,783      193,005
      1,093        43,037         947       37,288       1,593       62,724
        293        14,247         208       10,114         385       18,721
      2,550        53,391       2,123       44,450       3,843       80,463
      2,208       102,948       1,938       90,359       3,209      149,620
        576        23,724         406       16,722           0          --
        400        10,150         400       10,150         600       15,225
        226        16,879          83        6,199         248       18,523
        345        17,293         249       12,481         431       21,604
        508        20,606         388       15,738           0          --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Thermo Electron Corp+                239 $      9,799       1,336 $     54,776
UCAR International Inc+              200        6,888         400       13,775
York International Corp              202        8,875         420       18,454
Zurn Industries Inc                   22          965          46        2,018
                                         ------------             ------------
            TOTAL MACHINERY
                    - VALUE              $    323,912             $    910,968
                    -  COST              $    310,131             $    792,704
MANUFACTURING
PERCENT OF NET ASSETS                           0.05%                    0.11%
EVI Inc                                0 $         --         300 $     14,719
Tyco International Ltd             1,224       62,118       4,220      214,165
West Teleservices                      0          --            0          --
                                         ------------             ------------
        TOTAL MANUFACTURING
                    - VALUE              $     62,118             $    228,884
                    -  COST              $     39,512             $    174,375
METAL FABRICATORS
PERCENT OF NET ASSETS                           0.22%                    0.50%
Alcan Aluminum Ltd                   427 $     13,264       1,995 $     61,970
Allegheny Teledyne Inc               263        7,134       1,438       39,006
Alumax Inc+                          189        7,005         480       17,790
Aluminum Co of America               317       23,260       1,525      111,897
Armco Inc+                           111          590         953        5,063
Barrick Gold Corp                    623       12,032       3,338       64,465
Battle Mountain Gold Co              337        2,022       1,957       11,742
Bethlehem Steel Corp+                 67          712         938        9,966
British Steel PLC ADR (UK)           678       16,738       2,172       53,621
Crane Co                              80        3,920         395       19,355
Engelhard Corp                       270        4,894       1,271       23,037
Freeport McMoRan Copper &
 Gold Inc Class B                     38          546          28          403
Freeport McMoRan Inc                 231        3,479       1,682       25,335
Getchell Gold Corp+                   24          447         259        4,824
Inland Steel Industries Inc          102        2,104         432        8,910
Kaydon Corp                            0          --            0          --
Laboratory Corp of America
 Holdings                            660        1,279         418          810
Lukens Inc                             0          --            0          --
Mitsui & Co Ltd ADR (Japan)          660       83,408       2,015      254,646
Nucor Corp                           131        6,747         734       37,801
Oregon Steel Mills Inc                 0          --            0          --
Phelps Dodge Corp                     76        4,826         540       34,290
Placer Dome Inc                      353        4,545       2,124       27,347
Precision Castparts Corp               0          --          200       11,088
Reynolds Metals Co                   159        9,908         606       37,761

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      3,066  $    125,706       2,546 $    104,386       4,371 $    179,211
        800        27,550         600       20,663       1,400       48,213
        959        42,136         814       35,765       1,685       74,035
        224         9,828         180        7,898         241       10,574
             ------------             ------------             ------------
             $  2,559,035             $  2,284,129             $  3,761,301
             $  2,336,391             $  2,140,563             $  3,802,021

                    0.16%                    0.20%                    0.28%
        600  $     29,438         600 $     29,438       1,300 $     63,781
      9,749       494,762       8,442      428,432      20,724    1,051,743
          0           --            0          --          200        2,900
             ------------             ------------             ------------

             $    524,200             $    457,870             $  1,118,424
             $    409,829             $    363,876             $    861,600
                    0.73%                    0.90%                    0.90%
      4,535  $    140,868       3,904 $    121,268       6,607 $    205,230
      3,498        94,883       2,898       78,608       4,998      135,571
        773        28,649         793       29,391       1,770       65,601
      3,427       251,456       2,938      215,576       4,971      364,747
      1,943        10,322       1,647        8,750       3,846       20,432
      7,557       145,945       6,282      121,321      10,574      204,210
      4,566        27,396       3,560       21,360       7,316       43,896
      2,310        24,544       1,752       18,615       3,489       37,071
      4,862       120,031       4,465      110,230       8,166      201,598
        915        44,835         862       42,214       1,398       68,502
      2,901        52,581       2,322       42,086       4,126       74,784
         52           747          38          546         236        3,393
      3,743        56,379       3,247       48,908       7,341      110,574
        222         4,135         458        8,530         646       12,032
        996        20,543         751       15,489       1,488       30,690
        500        18,594           0          --            0          --
      1,043         2,021         684        1,325       1,337        2,590
        230         6,900           0          --            0          --
      4,622       584,105       4,684      591,941       7,495      947,181
      1,781        91,721       1,460       75,190       2,537      130,656
        299         6,017         199        4,005           0          --
      1,195        75,883       1,038       65,913       1,712      108,712
      4,869        62,688       4,118       53,019       6,778       87,267
        400        22,175         413       22,896         800       44,350
      1,504        93,718       1,306       81,380       2,154      134,221

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                              LifePath 2000            LifePath 2010
                                   ------------------------ ------------------------
                                        Shares        Value      Shares        Value

------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SKF AB ADR (Sweden)                        781 $     15,815       2,531 $     51,253
Steel Dynamics Inc+                          0          --          300        5,700
Timken Co                                  102        3,290         600       19,350
USX--U.S. Steel Group                      136        4,777         790       27,749
WMC Ltd ADR (Japan)                      1,140       15,390       3,837       51,800
Worthington Industries Inc                 137        2,346         897       15,361
                                               ------------             ------------
          TOTAL METAL FABRICATORS
                          - VALUE              $    250,478             $  1,032,340
                          -  COST              $    294,925             $  1,229,500
OFFICE EQUIPMENT & SUPPLIES
PERCENT OF NET ASSETS                                 0.04%                    0.05%
Ricoh Co Ltd ADR (Japan)                   677 $     36,173       2,079 $    111,084
Standard Register Co                       301       10,272           0          --
                                               ------------             ------------
TOTAL OFFICE EQUIPMENT & SUPPLIES
                          - VALUE              $     46,445             $    111,084
                          -  COST              $     53,924             $    156,965
PHARMACEUTICALS
PERCENT OF NET ASSETS                                 1.83%                    4.00%
Abbott Laboratories                      1,344 $    100,548       6,062 $    453,513
Allergan Inc                               165        5,775         604       21,140
ALZA Corp                                  122        4,560         699       26,125
American Home Products Corp              1,065       99,844       5,159      483,656
Amgen Inc                                  377       20,028       2,089      110,978
Astra AB ADR Series B (Sweden)           4,738       93,279      15,704      309,173
Bergen Brunswig Corp Class A               225       10,125         545       24,525
Bristol-Myers Squibb Co                  1,784      178,734       7,894      790,880
Centocor Inc+                              346       12,478         640       23,080
Covance Inc+                                90        1,940         581       12,497
Crescendo Pharmaceuticals Corp+              5           59          33          392
Dura Pharmaceuticals Inc+                    0          --          500       12,563
Forest Labs Inc Class A+                   182       11,386         370       23,148
Glaxo Holdings PLC ADR (UK)              3,700      200,956      12,392      673,040
ICN Pharmaceuticals Inc                    200       11,550         404       23,331
Immunex Corp+                                0          --          200       11,825
Interneuron Pharmaceuticals Co+              0          --          400        3,175
IVAX Corp+                               1,230       10,378       1,240       10,463
Lilly (Eli) & Co                         1,999      131,559       8,871      583,823
Marshall & Ilsley Corp                     558       32,713       1,040       60,970
McKesson Corp                              400       20,850         700       36,488
Merck & Co Inc                           2,173      277,193       9,536    1,216,436
Millipore Corp                              52        1,966         376       14,218
Mylan Laboratories                         603       12,286       1,270       25,876

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      5,817  $    117,794       5,246 $    106,232       9,748 $    197,397
        600        11,400         400        7,600       1,000       19,000
      1,240        39,990       1,078       34,766       1,784       57,534
      1,764        61,961       1,494       52,477       2,492       87,532
      8,659       116,897       7,868      106,218      14,498      195,723
      1,935        33,137       1,489       25,499       2,792       47,813
             ------------             ------------             ------------
             $  2,368,315             $  2,111,353             $  3,638,307
             $  2,768,087             $  2,457,218             $  4,490,841
                    0.09%                    0.12%                    0.11%
      4,949  $    264,432       5,025 $    268,492       8,133 $    434,557
        432        14,742         312       10,647           0          --
             ------------             ------------             ------------
             $    279,174             $    279,139             $    434,557
             $    371,584             $    367,165             $    604,542

                    5.79%                    7.10%                    9.23%
     13,983  $  1,046,103      12,072 $    903,137      29,796 $  2,229,113
      1,289        45,115       1,098       38,430       2,008       70,280
      1,713        64,023       1,436       53,670       2,386       89,177
     11,809     1,107,094      10,240      960,000      25,343    2,375,906
      4,915       261,109       4,171      221,584      10,248      544,425
     35,550       699,891      32,160      633,150      59,334    1,168,138
      1,086        48,870         875       39,375       1,950       87,750
     18,157     1,819,104      15,630    1,565,931      38,771    3,884,370
      1,381        49,802       1,266       45,655       2,620       94,484
      1,030        22,140         878       18,866       1,546       33,239
         71           843          53          629         137        1,627
      1,000        25,125         800       20,100       1,700       42,713
        766        47,923         686       42,918       1,460       91,341
     27,901     1,515,373      25,313    1,374,812      46,634    2,532,809
        708        40,887         707       40,829       1,640       94,710
        400        23,650         300       17,738         700       41,388
          0           --          600        4,763         900        7,144
      2,323        19,600       1,963       16,563       3,995       33,708
     20,223     1,330,926      17,522    1,153,167      43,315    2,850,669
      2,103       123,288       1,883      110,391       4,120      241,535
      1,600        83,400       1,400       72,975       2,900      151,163
     21,815     2,782,776      18,950    2,428,951      46,796    5,969,415
        788        29,796         686       25,939       1,628       61,559
      2,765        56,337       2,227       45,375       4,652       94,785

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Novo Nordisk A/S ADR
 (Denmark)                         2,632 $    196,249       8,661 $    645,786
Omnicare Inc                         300       11,100         800       29,600
Perrigo Co+                          812        8,729         550        5,913
Pfizer Inc                         2,295      203,108      10,309      912,347
Pharmacia and Upjohn Inc             837       33,114       4,470      176,844
Pharmerica Inc+                       35          455         338        4,394
Scherer (R P) Corp+                  200       12,163         200       12,163
Schering-plough Corp               1,283       97,588       5,829      443,368
Schweitzer-Mauduit
 International Inc                    20          665          92        3,059
Smithkline Beecham PLC ADR
 (UK)                              2,355      145,716       7,695      476,128
Southtrust Corp                      707       28,878       1,395       57,021
Thermolase Corp+                       0          --          100          813
Warner Lambert Co                    479       70,054       2,197      321,311
Watson Pharmaceutical Inc            300       10,763         800       28,700
Xoma Corp+                           188          934           0          --
Zeneca Group PLC ADR (UK)            558       74,179       1,977      262,817
                                         ------------             ------------
      TOTAL PHARMACEUTICALS
                    - VALUE              $  2,131,902             $  8,331,579
                    -  COST              $  1,338,862             $  4,715,385
PUBLISHING
PERCENT OF NET ASSETS                           0.39%                    0.73%
American Greetings Corp
 Class A                             133 $      6,068         705 $     32,166
Barnes & Noble                       400       14,050         500       17,563
Belo (A H) Corp                      256       14,016         340       18,615
Central Newspapers Class A             0          --          200       14,288
Chris-craft Industries Inc           116        6,496         262       14,602
Comcast Corp Class A                 455       15,925       2,744       96,040
Donnelley (R R) & Sons Co            259       10,263       1,300       51,513
Dow Jones & Co Inc                   204       10,481         888       45,621
E.W. Scripps Co                      100        5,306         200       10,613
Elsevier NV ADR
 (Netherlands)                     3,987      150,260      13,261      499,774
Ennis Business Forms Inc               0          --            0          --
Gannett Co Inc                       478       30,861       2,245      144,943
Gibson Greetings Inc+                  0          --            0          --
Golden Books Family
 Entertainment Inc+                  234        2,750           0          --
Harland (John H) Co                   55          835         248        3,767
Houghton Mifflin Co                  304        9,652         240        7,620
Interpublic Group Co Inc             128        6,976       1,029       56,081
Knight-Ridder Inc                    144        8,100         797       44,831
Lee Enterprises Inc                  498       15,438           0          --
Liberty Media Group Class A        1,279       35,093       2,908       79,775
Marvel Entertainment Group
 Inc+                                  0          --          200          175
Mcgraw-Hill Inc                      176       13,310         840       63,525

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
     19,506  $  1,454,416      17,679 $  1,318,190      32,597 $  2,430,514
      1,600        59,200       1,400       51,800       3,000      111,000
      1,252        13,459         842        9,052       1,680       18,060
     23,565     2,085,502      20,453    1,810,090      50,505    4,469,693
     10,084       398,948       8,754      346,330      14,658      579,907
        955        12,415         792       10,296       1,547       20,111
        400        24,325         400       24,325         900       54,731
     13,388     1,018,325      11,569      879,967      28,528    2,169,911
        214         7,115         176        5,852         351       11,671
     17,391     1,076,068      15,763      975,336      29,089    1,799,882
      2,906       118,762       2,681      109,565       5,903      241,265
          0           --            0          --          300        2,438
      4,920       719,550       4,275      625,219      10,561    1,544,546
      1,700        60,988       1,400       50,225       3,000      107,625
        193           959         193          959           0          --
      4,539       603,403       4,106      545,841       7,461      991,847
             ------------             ------------             ------------
             $ 18,896,610             $ 16,597,995             $ 37,344,649
             $ 10,563,466             $  9,453,253             $ 22,825,459

                    1.01%                    1.26%                    1.41%
      1,536  $     70,080       1,192 $     54,385       2,080 $     94,900
      1,000        35,125         800       28,100       1,800       63,225
        714        39,091         644       35,259       1,340       73,365
        400        28,575         300       21,431         700       50,006
        492        27,479         335       18,683         227       12,647
      6,525       228,375       5,437      190,295      13,600      476,000
      2,928       116,022       2,433       96,408       4,205      166,623
      1,930        99,154       1,604       82,406       2,715      139,483
        500        26,531         400       21,225      50,059    1,886,599
     29,926     1,127,836      27,163    1,023,706           0          --
        247         2,624           0          --          900       47,756
      5,151       332,561       4,436      286,399      11,014      711,091
        244         5,368           0          --            0          --
        313         3,678         233        2,738           0          --
        620         9,416         616        9,356       1,015       15,415
        460        14,605         310        9,843         890       28,258
      2,325       126,713       2,058      112,161       4,760      259,420
      1,724        96,975       1,481       83,306       2,403      135,169
        708        21,948         510       15,810           0          --
      4,181       114,702       5,489      150,591      11,838      324,805
      1,400         1,225         200          175         600          525
      1,965       148,603       1,737      131,361       2,890      218,556

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Media General Inc Class A             280 $     13,160         220 $     10,340
Meredith Corp                         102        4,380         434       18,635
Moore Corp Ltd                        104        1,632         783       12,283
New York Times Co Class A             216       14,135         899       58,828
News Corporation Ltd                  954       24,267       3,180       80,891
Primedia Inc+                           0          --          200        2,763
Readers Digest Association
 Class A                              300        7,969         800       21,250
Readers Digest Association
 Class B                              200        5,500         300        8,250
Scholastic Inc+                       200        7,925         200        7,925
Times Mirror Co Class A               152        9,358         859       52,882
Washington Post Co Class B             27       13,325         100       49,350
                                          ------------             ------------
            TOTAL PUBLISHING
                     - VALUE              $    457,531             $  1,524,909
                     -  COST              $    355,215             $  1,133,672
REAL ESTATE
PERCENT OF NET ASSETS                            0.12%                    0.24%
AMB Property Corp REIT                  0 $        --          100 $      2,350
Boston Properties Inc REIT              0          --          400       13,600
CarrAmercia Realty Corp REIT            0          --          400       11,900
Castle & Cooke Inc+                   215        3,359         136        2,125
Catellus Development Corp+              0          --          700       12,688
Echelon International Corp+            68        1,476          53        1,156
Equity Office Properties
 Trust REIT                             0          --        1,962       57,879
Equity Residential
 Properties Trust REIT                400       19,175         800       38,350
Federal Realty Investment
 Trust                                  0          --            0          --
FelCor Suite Hotels Inc REIT            0          --          300       10,763
Franchise Finance Corp REIT             0          --          100        2,675
Health & Retirement Property
 Trust REIT                           600       12,000       1,000       20,000
Health Care Property
 Investors Inc REIT                   300       11,138         300       11,138
Kimco Realty Corp REIT                300       10,538         350       12,294
Mack-Cali Realty Corp REIT              0          --          500       18,875
MAXXAM Inc+                             0          --            0          --
Meditrust Corp REIT                   481       14,791         721       22,171
New Plan Realty Trust REIT            400        9,975         600       14,963
Patriot American Hospitality
 Inc REIT                               0          --          700       17,500
Public Storage Inc REIT                 0          --          700       21,569
Security Capital Pacific
 Trust REIT                           200        4,588         500       11,469
Simon Debartolo Group Inc
 REIT                                 300        9,263         700       21,613
Spieker Properties Inc                  0          --          400       15,875
Starwood Lodging Trust REIT           364       20,597       2,166      122,539
United Dominion Realty Trust
 Inc REIT                               0          --          900       12,600
Vornado Realty Trust REIT             200        8,488         500       21,219

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        410  $     19,270         290 $     13,630         570 $     26,790
      1,126        48,348         908       38,987       1,646       70,675
      1,808        28,363       1,336       20,959       2,824       44,302
      1,876       122,761       1,727      113,011       2,733      178,841
      7,284       185,287       6,549      166,590      12,113      308,124
        300         4,144         300        4,144         400        5,525
      1,800        47,813       1,300       34,531       2,800       74,375
        300         8,250         300        8,250         600       16,500
        200         7,925         200        7,925         400       15,850
      1,774       109,212       1,639      100,901       2,521      155,199
         80        39,480         133       65,636         225      111,038
             ------------             ------------             ------------
             $  3,297,539             $  2,948,202             $  5,711,062
             $  2,391,886             $  2,153,748             $  4,263,347
                    0.31%                    0.37%                    0.49%
          0  $        --          200 $      4,700         400 $      9,400
        700        23,800         600       20,400       1,500       51,000
        900        26,775         800       23,800       1,700       50,575
        336         5,250         222        3,469         341        5,328
      1,400        25,375       1,300       23,563       2,800       50,750
         96         2,084          69        1,511          65        1,418
      4,065       119,918       3,384       99,828       7,668      226,206
      1,400        67,113       1,200       57,525       3,100      148,606
          0           --            0          --          400        9,900
        700        25,113         500       17,938       1,200       43,050
          0           --            0          --          200        5,350
      2,200        44,000       1,800       36,000         700       25,988
        400        14,850         500       18,563       3,800       76,000
        450        15,806         600       21,075       1,300       45,663
      1,000        37,750         800       30,200       2,000       75,500
        128         6,816           0          --            0          --
      1,621        49,846       1,201       36,931       3,440      105,780
      1,400        34,913       1,100       27,431       2,200       54,862
      1,200        30,000       1,200       30,000       3,700       92,500
      1,400        43,138       1,200       36,975       2,900       89,356
        800        18,350         900       20,644       2,300       52,756
      1,600        49,400       1,300       40,138       2,800       86,450
        700        27,781         700       27,781       1,900       75,406
      4,569       258,416       3,793      214,565       7,456      421,733
      1,900        26,600       1,600       22,400       3,300       46,200
      1,000        42,438         800       33,950       2,300       97,606

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Weingarten Realty Investors
 REIT                                200 $      8,925         200 $      8,925
Westfield America Inc REIT             0          --          100        1,788
                                         ------------             ------------
          TOTAL REAL ESTATE
                    - VALUE              $    134,313             $    508,024
                    -  COST              $    103,592             $    428,490
RETAIL & RELATED
PERCENT OF NET ASSETS                           0.97%                    2.17%
Ann Taylor Stores Inc+               247 $      3,504         195 $      2,767
Autozone Inc+                        256        7,744       1,311       39,658
Bed Bath & Beyond Inc+               200        8,638         400       17,275
Benetton SpA ADR (Italy)           2,417       88,825       7,862      288,928
Best Buy Co Inc+                       0          --          100        5,963
BJ's Wholesale Club Inc+             365       12,364           0          --
Borders Group Inc                      0          --          700       23,319
CDW Computer Centers Inc+              0          --          100        6,850
Charming Shoppes Inc+                 59          264         951        4,250
Circuit City Stores Inc              147        5,678         884       34,145
Coles Myer Ltd ADR
 (Australia)                       1,124       47,138       3,832      160,704
CompUSA Inc+                           0          --          900       31,500
Consolidated Stores Corp             418       17,190         968       39,809
Corporate Express Inc+               650        6,581       1,050       10,631
Costco Co Inc+                       415       20,283       1,716       83,870
Dayton-Hudson Corp                   284       21,957       1,744      134,833
Department 56 Inc+                   200        6,588         200        6,588
Dillards Inc Class A                 228        8,123         948       33,773
Dollar General Corp                  412       19,004         993       45,802
Dollar Tree Stores Inc                 0          --          200        8,675
Eastman Kodak Co                     593       38,916       2,672      175,350
Family Dollar Stores Inc             280        9,975         620       22,088
Federated Department Stores
 Inc+                                359       16,828       1,903       89,203
Fingerhut Co                         505       12,530         400        9,925
Footstar Inc+                         46        1,380         245        7,350
Fred Myer Inc                          0          --          600       26,663
Gap Inc                              778       34,767       3,255      145,458
Global Directmail Corp+              200        4,325         200        4,325
Hancock Fabrics Inc                    0          --            0          --
Heilig Meyers Co                     524        8,122         410        6,355
Home Depot Inc                     1,183       75,490       5,871      374,644
Homebase Inc                         365        2,555           0          --
Intelligent Electronics+               0          --            0          --
Ito Yokado Co Ltd ADR
 (Japan)                             430       93,310       1,290      279,930
Jones Apparel Group Inc+             200       11,000         300       16,500
Jostens Inc                          107        2,515         280        6,580

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        400  $     17,850         400 $     17,850         900 $     40,163
          0           --          300        5,363         400        7,150
             ------------             ------------             ------------
             $  1,013,382             $    872,600             $  1,994,696
             $    919,873             $    805,194             $  1,797,177
                    3.11%                    3.83%                    4.54%
        351  $      4,980         253 $      3,589         237 $      3,362
      3,021        91,385       2,633       79,648       4,308      130,317
        800        34,550         800       34,550       1,700       73,419
     17,662       649,079      16,072      590,646      29,581    1,087,102
          0           --          300       17,888         600       35,775
        497        16,836         367       12,432           0          --
      1,200        39,975       1,200       39,975       2,600       86,613
          0           --          100        6,850         300       20,550
      2,288        10,224       1,620        7,239       3,364       15,033
      1,983        76,593       1,673       64,620       2,770      106,991
      8,675       363,808       7,932      332,648      14,440      605,578
      1,900        66,500       1,600       56,000       3,400      119,000
      2,129        87,555       1,475       60,659       4,087      168,078
      1,950        19,744       1,850       18,731       3,900       39,488
      3,963       193,692       3,434      167,837       8,296      405,467
      3,928       303,684       3,463      267,733       8,485      655,997
        300         9,881         200        6,588         600       19,763
      2,275        81,047       1,878       66,904       3,180      113,288
      2,165        99,861       1,856       85,608       3,957      182,517
        500        21,688         400       17,350         900       39,038
      6,516       427,613       5,591      366,909       9,331      612,347
      1,285        45,778       1,140       40,613       2,442       86,987
      4,166       195,281       3,622      169,781       6,011      281,766
        714        17,716         509       12,630         180        4,466
        521        15,630         382       11,460         654       19,620
      1,200        53,325       1,100       48,881       2,500      111,094
      7,383       329,928       6,316      282,247      15,620      698,019
        300         6,488         200        4,325         400        8,650
        342         5,579           0          --            0          --
        834        12,927         544        8,432       1,300       20,150
     13,306       849,090      11,586      739,332      28,423    1,813,743
        497         3,479         367        2,569           0          --
        540         3,628           0          --            0          --
      2,975       645,575       3,003      651,651       4,826    1,047,242
        600        33,000         600       33,000       1,400       77,000
        690        16,215         567       13,325       1,398       32,853

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
K Mart Corp+                         804 $     10,754       4,367 $     58,409
Kohls Corp+                          286       22,934         620       49,716
Limited Inc                          477       13,833       2,409       69,861
Longs Drug Stores Corp                76        2,408         349       11,059
Lowe's Co Inc                        257       15,018       1,590       92,916
May Department Stores Co             394       23,936       2,018      122,594
Mercantile Stores Co Inc             102        6,713         340       22,376
Michaels Stores                        0          --            0          --
Micro Warehouse Inc+                 300        4,125         300        4,125
Midas Inc+                            11          187         146        2,567
Neiman Marcus Group Inc+               0          --          200        7,438
Newell Co                            259       11,882       1,330       61,014
Nordstrom Inc                        122        6,996         645       36,987
Office Depot Inc+                    538       14,795       1,350       37,068
Officemax Inc+                       500        8,344       1,250       20,859
Payless Shoesource Inc+              217       14,593         411       27,640
Penney (J C) Co Inc                  456       32,234       2,163      152,897
Petsmart Inc+                      1,200        9,150       1,300        9,913
Proffitts Inc                          0          --          500       16,938
Rite Aid Corp                        218        7,058       1,978       64,038
Ross Stores Inc                        0          --          500       19,688
Ruddick Corp                           0          --            0          --
Saks Holdings Inc+                   200        5,225         200        5,225
Sears Roebuck & Co                   708       37,568       3,505      185,984
Service Merchandise Co+              771        1,783           0          --
Sherwin Williams Co                  261        8,727       1,519       50,792
Staples Inc                          894       18,886       1,696       35,817
Sunglass Hut International
 Inc+                                600        4,275         500        3,563
Talbots Inc                          200        3,563         200        3,563
Tandy Corp                           226       10,057         895       39,828
Tech Data Corp+                        0          --          400       18,600
TJX Companies Inc                    163        6,296       1,318       50,908
Toys R Us Inc+                       471       12,364       2,521       66,176
Viking Office Products Inc+          400        8,800         900       19,800
Walgreen Co                          680       24,948       3,884      142,494
Walmart Stores Inc                 4,048      187,473      17,993      833,301
Williams-sonoma Inc                    0          --            0          --
Woolworth (F W) Co+                  187        4,441       1,247       29,616
                                         ------------             ------------
     TOTAL RETAIL & RELATED
                    - VALUE              $  1,124,960             $  4,517,481
                    -  COST              $    858,233             $  3,074,761

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      9,817  $    131,302       8,137 $    108,832      13,826 $    184,923
      1,304       104,565       1,208       96,867       2,558      205,120
      5,517       159,993       4,667      135,343       7,826      226,954
        794        25,160         671       21,262       1,256       39,800
      3,499       204,473       2,992      174,845       5,009      292,713
      4,585       278,539       3,934      238,991       6,697      406,843
        730        48,043         585       38,500       1,100       72,394
          0           --            0          --          200        6,800
        600         8,250         400        5,500         700        9,625
        342         6,003         266        4,666         511        8,972
        400        14,875         400       14,875         800       29,750
      3,004       137,809       2,586      118,633       6,030      276,626
      1,503        86,188       1,263       72,425       2,176      124,780
      2,442        67,155       2,367       65,240       5,080      139,700
      2,700        45,056       2,150       35,878       4,650       77,597
        743        49,967         715       48,084       1,504      101,144
      4,961       350,681       4,357      307,985       7,225      510,717
      2,200        16,775       1,600       12,200       3,000       22,875
      1,000        33,875         900       30,488       1,500       50,813
      5,032       162,911       4,204      136,105       7,206      233,294
        900        35,438         900       35,438       1,900       74,813
        714        12,941         524        9,498           0          --
        500        13,063         400       10,450         900       23,513
      7,787       413,198       6,726      356,898      11,275      598,280
      1,516         3,506       1,111        2,569           0          --
      3,462       115,761       2,918       97,571       4,970      166,184
      3,245        68,540       3,060       64,643       6,686      141,231
      1,000         7,125         700        4,988       1,300        9,263
          0           --          200        3,563         400        7,125
      2,122        94,429       1,717       76,406       2,958      131,631
        700        32,550         700       32,550       1,600       74,400
      2,929       113,133       2,607      100,695       6,191      239,127
      5,770       151,463       4,917      129,071       8,113      212,966
      2,000        44,000       1,600       35,200       3,300       72,600
      8,962       328,793       7,856      288,217      19,170      703,299
     41,060     1,901,591      35,580    1,647,799      87,954    4,073,370
          0           --            0          --          200       10,300
      2,678        63,602       2,311       54,886       3,809       90,464
             ------------             ------------             ------------
             $ 10,163,087             $  8,939,811             $ 18,371,319
             $  6,849,987             $  6,104,225             $ 13,044,296

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SERVICES
PERCENT OF NET ASSETS                            0.10%                    0.15%
Block (H R) Inc                       115 $      5,412         828 $     38,968
Cms Energy Corp                       921       40,754         740       32,745
Corrections Corp of America+          400       15,300         700       26,775
Dun & Bradstreet Corp                 180        6,030       1,435       48,073
Public Service Enterprise
 Group                                388       12,513       2,035       65,629
Service Corp International            409       15,491       2,218       84,007
Sotheby's Holdings Inc                611       12,411           0          --
Stewart Enterprises Inc
 Class A                              250       11,781         450       21,206
                                          ------------             ------------
              TOTAL SERVICES
                     - VALUE              $    119,692             $    317,403
                     -  COST              $     84,660             $    233,555
SHIPPING
PERCENT OF NET ASSETS                            0.01%                    0.00%
Halter Marine Group Inc               273 $      5,358         282 $      5,534
                                          ------------             ------------
              TOTAL SHIPPING
                     - VALUE              $      5,358             $      5,534
                     -  COST              $      3,161             $      3,332
TELECOMMUNICATIONS
PERCENT OF NET ASSETS                            2.29%                    4.71%
360 Communications Co+              1,525 $     40,413       1,519 $     40,254
ADC Telecommunications+               672       17,346       1,260       32,524
Adtran Inc+                           100        2,988         200        5,975
Advanced Fibre Communication            0          --          500       14,969
Airtouch Communications+              910       40,893       4,068      182,806
Alcatel Alsthom Compagnie
 Generale d'electricite ADR
 (France)                           3,965      103,833      13,120      343,580
Aliant Communications Inc               0          --            0          --
Alltel Corp                           329       15,031       1,637       74,790
Ameritech Corp                      1,914       79,790       8,702      362,765
Andrew Corp                           160        4,420         763       21,064
Ascend Communications Inc+            750       28,078       1,800       67,388
Aspect Telecommunication
 Corp+                                  0          --          500       13,188
AT & T Corp                         2,814      171,302      13,487      821,021
Bell Atlantic Corp                  1,292      115,957       6,245      560,489
Bellsouth Corp                      1,680      102,480       8,252      503,372
British Telecommunications
 PLC ADR (UK)                       2,374      239,774       7,723      780,023
Century Telephone Enterprise          567       34,587         460       28,060
Ciena Corp+                             0          --          500       20,969
Comsat Corp                           510       17,053         600       20,063
Cox Communications Inc Class
 A+                                   313       12,070         674       25,991
Deutsche Telekom Ag ADR
 (Germany)                          4,976       99,520      16,458      329,160

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.22%                    0.27%                    0.27%
      2,084  $     98,078       1,743 $     82,030       2,990 $    140,717
      1,314        58,144         954       42,214         885       39,161
      1,400        53,550       1,300       49,725       2,900      110,925
      3,141       105,224       2,643       88,541       6,506      217,951
      4,644       149,769       4,016      129,516       6,664      214,914
      5,112       193,617       4,446      168,392       7,309      276,828
        848        17,225         623       12,655           0          --
        750        35,344         800       37,700       1,700       80,113
             ------------             ------------             ------------
             $    710,951             $    610,773             $  1,080,609
             $    508,885             $    450,321             $    848,626
                    0.00%                    0.01%                    0.00%
        369         7,242         330        6,476         630       12,297
             ------------             ------------             ------------
             $      7,242             $      6,476             $     12,297
             $      4,327             $      3,853             $      7,435
                    6.80%                    8.37%                    9.66%
      2,624  $     69,536       2,128 $     56,392       3,954 $    104,781
      2,896        74,753       2,316       59,782       5,020      129,579
        200         5,975         300        8,963         700       20,912
        900        26,944         900       26,944       1,900       56,881
      9,166       411,897       7,997      359,365      19,655      883,247
     29,451       771,248      26,715      699,599      49,311    1,291,332
        490        12,863           0          --            0          --
      3,705       169,272       3,140      143,459       5,339      243,926
     19,938       831,165      17,296      721,027      42,504    1,771,886
      1,659        45,830       1,416       39,103       3,374       93,193
      3,500       131,031       3,210      120,174       7,060      264,309
          0           --            0          --        1,100       29,013
     32,351     1,969,367      27,869    1,696,525      46,849    2,851,933
     14,201     1,274,540      12,294    1,103,386      30,347    2,723,643
     19,813     1,208,593      17,090    1,042,490      28,649    1,747,589
     17,343     1,751,643      15,812    1,587,545      29,069    2,935,969
        828        50,508         588       35,868         565       34,465
      1,000        41,938         900       37,744       1,900       79,681
        819        27,385         814       27,218       1,290       43,134
      1,294        49,900       1,127       43,460       2,449       94,440
     37,015       740,300      33,544      670,880      61,801    1,236,020

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DSC Communications Corp+              226 $      4,435       1,048 $     20,567
DSP Communications Inc+                 0          --          500        8,844
Ericsson L M Telephone ADR
 (Sweden)                           1,341       60,764       4,463      202,230
Excel Communications Inc+             400        8,425         600       12,638
Federal Signal Corp                   498       11,703         490       11,515
Frontier Corp                         290        8,029       1,500       41,531
Glenayre Technologies Inc             650        7,516         650        7,516
GTE Corp                            1,666       90,172       7,643      413,677
Hong Kong Telecommunications
 Ltd ADR (Hong Kong)               12,262      257,502      40,145      843,037
LCI International Inc+                300        9,900         300        9,900
Loral Space &
 Communications+                      842       21,524       1,782       45,552
Lucent Technologies Inc             1,169      126,690       5,154      558,565
MCI Communications Corp             1,194       57,088       5,797      277,169
McLeod Inc Class A+                     0          --          300       11,691
Mobile Telecommunications
 Tech+                                  0          --          400        8,200
NEXTEL Communications Class
 A+                                 1,068       31,573         880       26,015
Nippon Telegraph & Telegraph
 ADR (Japan)                        1,824       80,256       5,739      252,516
Nokia Corp                            253       25,490         944       95,108
Northern Telecom Ltd                1,002       53,419       4,174      222,526
Omnipoint Corp+                       200        5,600         300        8,400
Paging Network Inc+                   500        7,250         600        8,700
Pairgain Technologies Inc+              0          --          500       10,063
Picturetel Corp+                      400        2,875         400        2,875
Qualcom Inc+                          300       15,300         600       30,600
Qwest Communications
 International Inc                      0          --          300       10,538
SBC Communication Inc               1,653      125,008       7,336      554,785
Scientific-Atlanta Inc                 85        1,488         684       11,970
Southern New England
 Telecommunications Co                687       43,367         550       34,719
Sprint Corp                           695       45,870       3,523      232,518
Tele Danmark A/S ADR
 (Denmark)                          1,709       55,756       5,678      185,245
Tele-Communications-TCI
 Ventures Group Class A               516        7,966       3,690       56,964
Telecommunications of New
 Zealand Corp ADR (New
 Zealand)                           1,169       44,860       3,958      151,888
Telefonica De Espana SA ADR
 (Spain)                              578       59,823       2,025      209,588
Telephone & Data System Inc           566       24,656         450       19,603
Teleport Communications
 Group Inc Class A+                   300       16,388         600       32,775
Tellabs Inc+                          257       15,516       1,481       89,415
U.S. West Inc                         864       44,982       4,241      220,797
Vanguard Cellular Systems
 Class A+                             411        5,343         330        4,290
Vodafone Group PLC ADR (UK)         1,108       98,058       3,582      317,007

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,339  $     45,903       1,976 $     38,779       3,337 $     65,489
          0           --          600       10,613       1,000       17,688
     10,037       454,802       9,078      411,347      16,755      759,211
      1,300        27,381       1,100       23,169       2,300       48,444
        807        18,965         802       18,847       1,780       41,830
      3,337        92,393       2,754       76,251       4,622      127,972
      1,175        13,586         800        9,250       1,425       16,477
     17,462       945,131      15,129      818,857      37,197    2,013,288
     90,275     1,895,780      81,824    1,718,314     146,485    3,076,183
        600        19,800         500       16,500         900       29,700
      3,812        97,444       3,174       81,135       7,066      180,625
     11,699     1,267,879      10,166    1,101,740      24,952    2,704,173
     13,902       664,689      11,959      571,790      20,099      960,983
        600        23,381         500       19,484       1,300       50,659
          0           --            0          --            0          --
      1,588        46,945       1,101       32,548       1,025       30,302
     13,060       574,640      13,258      583,352      21,374      940,456
      2,183       219,937       1,976      199,082       3,651      367,838
      9,560       509,668       8,248      439,722      20,372    1,086,082
        400        11,200         400       11,200         600       16,800
      1,500        21,750         800       11,600       1,500       21,750
      1,100        22,138         900       18,113       1,800       36,225
        700         5,031         500        3,594         800        5,750
      1,200        61,200       1,000       51,000       2,300      117,300
        600        21,075         600       21,075       1,200       42,150
     16,665     1,260,291      14,426    1,090,966      35,725    2,701,703
      1,559        27,283       1,265       22,138       2,454       42,945
        975        61,547         710       44,819         680       42,925
      8,530       562,980       7,339      484,374      12,381      817,146
     12,791       417,306      11,616      378,972      21,428      699,089
      7,502       115,812       6,768      104,481      23,096      356,544
      8,783       337,048       8,048      308,842      14,738      565,571
      4,543       470,201       4,129      427,352       7,600      786,600
        827        36,026         587       25,571         565       24,613
      1,200        65,550       1,000       54,625       3,300      180,263
      3,317       200,264       2,856      172,431       7,088      427,938
      9,630       501,362       8,302      432,223      13,923      724,866
        595         7,735         427        5,551         390        5,070
      7,996       707,646       7,309      646,847      13,402    1,186,077

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Western Wireless Corp Class
 A+                                     0 $        --          100 $      1,888
Worldcom Inc+                       1,544       58,962       8,091      308,975
                                          ------------             ------------
    TOTAL TELECOMMUNICATIONS
                     - VALUE              $  2,659,089             $  9,820,851
                     -  COST              $  2,066,161             $  7,066,297
TEXTILES
PERCENT OF NET ASSETS                            0.05%                    0.04%
Brown Group Inc                        31 $        461         180 $      2,678
Burlington Industries Inc+            729       12,074         477        7,900
Cintas Corp                           420       17,850         600       25,500
Collins & Aikman Corp                   0          --            0          --
Shaw Industries Inc                 1,260       14,963       1,330       15,794
Springs Industries Inc Class
 A                                     33        1,846         195       10,908
Unifi Inc                             268        9,849         600       22,050
                                          ------------             ------------
              TOTAL TEXTILES
                     - VALUE              $     57,043             $     84,830
                     -  COST              $     44,958             $     67,922
TOBACCO
PERCENT OF NET ASSETS                            0.29%                    0.66%
BAT Industries PLC ADR (UK)         5,303 $    106,391      17,454 $    350,171
Fortune Brands Inc                    260       10,319       1,516       60,166
Gallaher Group PLC ADR (UK)           153        3,538       1,391       32,167
Philip Morris Co Inc                4,281      185,956      19,397      842,557
Swedish Match AB ADR
 (Sweden)                             814       26,252       2,602       83,915
                                          ------------             ------------
               TOTAL TOBACCO
                     - VALUE              $    332,456             $  1,368,976
                     -  COST              $    282,203             $  1,046,002
TRANSPORTATION
PERCENT OF NET ASSETS                            0.21%                    0.41%
Alexander & Baldwin Inc               204 $      5,763         390 $     11,018
Burlington Northern Santa Fe          296       29,489       1,413      140,770
Carnival Corp Class A                   0          --        1,400       82,425
CNF Transportation Inc                 62        2,426         461       18,037
Consolidated Freightways
 Corp+                                 31          465         181        2,708
CSX Corp                              377       21,088       1,913      107,008
Dial Corp                             136        3,222       1,080       25,583
Fritz Companies Inc+                  200        2,775         200        2,775
Hunt (J B) Transport
 Services                               0          --            0          --
Illinois Central Corp                 411       15,952         590       22,899
Kansas City Southern
 Industries                           543       20,193       1,110       41,278
Laidlaw Inc Class B                   495        7,270       2,979       43,754
Norfolk Southern Corp                 692       23,831       3,300      113,644

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020              LifePath 2030             LifePath 2040
-------------------------  ------------------------  ------------------------
     Shares         Value       Shares        Value       Shares        Value

-------------------------------------------------------
          0  $        --             0 $        --           300 $      5,663
     18,375       701,695       15,480      591,143       29,421    1,123,514
             ------------              ------------              ------------

             $ 22,198,152              $ 19,557,621              $ 39,083,835
             $ 15,779,497              $ 14,138,553              $ 29,354,989

                     0.05%                     0.06%                     0.08%
        338  $      5,028          221 $      3,287          253 $      3,763
      1,136        18,815          749       12,405        1,902       31,502
      1,140        48,450        1,030       43,775        2,380      101,150
          0           --             0          --           400        3,150
      2,415        28,678        2,305       27,372        4,700       55,813
        403        22,543          319       17,844          650       36,359
      1,182        43,438          982       36,089        2,240       82,320
             ------------              ------------              ------------
             $    166,952              $    140,772              $    314,057
             $    126,777              $    108,685              $    267,037
                    0.95%                     1.16%                     1.47%
     39,508  $    792,629       35,781 $    717,856       66,006 $  1,324,245
      3,494       138,668        2,894      114,856        4,892      194,151
      3,016        69,745        2,266       52,401            0          --
     44,159     1,918,157       38,208    1,659,660       94,562    4,107,537
      5,962       192,275        5,367      173,086        9,959      321,178
             ------------              ------------              ------------
             $  3,111,474              $  2,717,859              $  5,947,111
             $  2,379,617              $  2,079,019              $  4,812,072

                    0.55%                     0.68%                     0.72%
        814  $     22,996          809 $     22,854        1,580 $     44,635
      3,129       311,727        2,685      267,493        4,534      451,700
      2,400       141,300        2,500      147,188        5,400      317,925
        810        31,691          873       34,156        1,838       71,912
        405         6,075          286        4,290          569        8,535
      4,343       242,937        3,783      211,612        6,277      351,120
      1,641        38,871        1,828       43,301        3,908       92,571
        300         4,163            0          --           400        5,550
        596        15,943            0          --             0          --
      1,135        44,052        1,015       39,395        2,202       85,465
      2,295        85,345        1,955       72,702        4,280      159,163
      6,633        97,422        5,452       80,076        9,312      136,770
      7,546       259,865        6,643      228,768       10,857      373,888

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Overseas Shipholding Group            393 $      8,155         310 $      6,433
Pittston Brink's Group                323       12,476         420       16,223
Pittston Burlington Group              61        1,346         160        3,530
Roadway Express Inc                    46        1,058         158        3,634
Tidewater Inc                         365       16,243         550       24,475
Trinity Industries Inc                322       16,181         440       22,110
Union Pacific Corp                    468       23,868       2,239      114,189
Viad Corp                             136        3,290         880       21,285
Wisconsin Central Transport+          400       10,850         500       13,563
Xtra Corp                             200       12,300         200       12,300
Yellow Corp+                           49        1,032         223        4,697
                                          ------------             ------------
        TOTAL TRANSPORTATION
                     - VALUE              $    239,273             $    854,338
                     -  COST              $    190,923             $    679,939
UTILITIES
PERCENT OF NET ASSETS                            0.98%                    1.18%
AES Corp                            1,568 $     68,928       1,280 $     56,320
Allegheny Energy Inc                1,284       39,242       1,010       30,868
Ameren Corp+                          208        7,995         897       34,478
American Electric Power Inc           306       14,688       1,650       79,200
American Water Works Co Inc           300        9,000         700       21,000
Atlantic Energy Inc                   569       11,575         460        9,368
Baltimore Gas & Electric Co           237        7,480       1,279       40,368
Calenergy Inc+                        200        5,363         500       13,406
Carolina Power & Light Co             263       10,980       1,383       57,740
Central & South West Corp             340        9,116       1,898       50,890
Cinergy Corp                          327       11,384       1,427       49,677
Consolidated Edison Inc               445       18,913       2,044       86,870
Delmarva Power & Light Co             640       13,800         510       10,997
Dominion Resources Inc                278       11,085       1,645       65,594
DTE Energy Co                         238        8,747       1,330       48,877
Duke Power Co                         651       36,171       3,190      177,244
Edison International                  727       20,083       3,533       97,599
Entergy Corp                          440       12,733       2,136       61,810
FirstEnergy Corp                      350       10,128       2,010       58,164
Florida Progress Corp               1,015       39,268         800       30,950
FPL Group Inc                         341       19,799       1,628       94,526
GPU Inc                               242        9,725       1,073       43,121
Hawaiian Electric Industries
 Inc                                  192        7,776         340       13,770
Houston Industries Inc                434       11,230       2,518       65,153
Idaho Power Co                        402       14,045         320       11,180
IES Industries                          0          --            0          --
Illinova Corp                         813       22,561         650       18,038

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        550  $     11,413         405 $      8,404         375 $      7,781
        657        25,377         743       28,698       1,604       61,955
        328         7,237         221        4,876         402        8,869
        270         6,210         243        5,589         359        8,257
      1,225        54,513       1,085       48,283       2,265      100,792
        705        35,426         735       36,934       1,605       80,651
      4,905       250,155       4,258      217,158       7,135      363,885
      1,641        39,692       1,528       36,958       3,308       80,012
      1,200        32,550         900       24,413       1,900       51,538
        300        18,450         200       12,300         500       30,750
        585        12,322         299        6,298         437        9,204
             ------------             ------------             ------------
             $  1,795,732             $  1,581,746             $  2,902,928
             $  1,386,657             $  1,252,900             $  2,533,040
                    1.64%                    1.90%                    1.73%
      2,296  $    101,024       1,596 $     70,224       1,500 $     66,000
      1,809        55,288       1,319       40,312       1,230       37,592
      2,736       105,165       2,310       88,791       3,905      150,098
      3,801       182,448       3,250      156,000       5,420      260,160
      1,400        42,000       1,200       36,000       2,500       75,000
        830        16,911         590       12,021         550       11,206
      2,968        93,678       2,489       78,559       4,187      132,152
        900        24,131         800       21,450       2,400       64,350
      3,024       126,252       2,584      107,882       4,354      181,779
      4,320       115,830       3,677       98,590       6,078      162,966
      3,186       110,913       2,646       92,114       4,514      157,144
      4,733       201,152       3,967      168,597       6,753      287,003
        903        19,471         648       13,932         615       13,261
      3,704       147,697       3,149      125,566       5,311      211,776
      2,943       108,155       2,447       89,927       4,121      151,447
      7,226       398,910       6,149      340,100      10,401      577,906
      7,587       209,591       6,515      179,977      10,982      303,378
      4,875       141,070       4,234      122,521       7,009      202,823
      4,650       134,559       3,915      113,290       6,620      191,566
      1,434        55,478       1,039       40,196         980       37,914
      3,644       211,580       3,130      181,736       5,289      307,093
      2,442        98,138       2,081       83,630       3,667      147,368
        723        29,281         603       24,422       1,180       47,790
      5,764       149,144       4,880      126,270       8,122      210,157
        585        20,438         415       14,499         385       13,451
          0           --            0          --          300       10,856
      1,153        31,996         843       23,393         780       21,645

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IPALCO Enterprises Inc                607 $     25,911         480 $     20,490
Kansas City Power & Light Co          667       20,093         530       15,966
Keyspan Energy Corp                   510       18,137         400       14,225
LG & E Energy Corp                    728       17,427         560       13,405
Midamerican Energy Co                 451        9,358         367        7,615
Minnesota Power & Light Co            349       14,113         270       10,918
Montana Power Co                      563       18,016         460       14,720
National Power ADR (UK)             1,028       42,534       3,200      132,400
Nevada Power Co                       444       11,017         360        8,933
New Century Energies Inc            1,072       49,982         862       40,191
New England Electric System           695       29,277         560       23,590
New York State Electric &
 Gas Corp                             772       28,998         610       22,913
Niagara Mohawk Power Corp+            131        1,678       1,197       15,337
NIPSCO Industries Inc               1,404       36,065       1,120       28,770
Northeast Utilities                 1,340       16,750       1,070       13,375
Northern States Power Co              170        9,339         640       35,160
OGE Energy Corp                       429       23,166         340       18,360
Pacificorp                            507       12,263       2,593       62,718
PECO Energy Co                        322        6,360       1,988       39,263
PG & E Corp                         1,056       31,878       3,920      118,335
Pinnacle West Capital Corp            941       38,405         750       30,609
Potomac Electric Power Co           1,282       32,210       1,010       25,376
PP & L Resources Inc                  257        5,750       1,470       32,891
Public Service Company Of
 New Mexico                             0          --            0          --
Puget Sound Power & Light Co          683       18,526         540       14,648
SCANA Corp                          1,026       29,498         820       23,575
Southern Co                         1,215       29,995       6,070      149,853
TECO Energy Inc                     1,265       33,285         990       26,049
Texas Utilities Co                    451       18,237       2,164       87,507
Unicom Corp                           408       13,082       1,944       62,330
Wisconsin Energy Corp               1,148       31,283         920       25,070
Wisconsin Power & Light
 Holdings Co                          341       10,869         260        8,288
                                          ------------             ------------
             TOTAL UTILITIES
                     - VALUE              $  1,135,317             $  2,470,088
                     -  COST              $    860,011             $  2,050,370

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        882  $     37,650         627 $     26,765         577 $     24,631
        955        28,769         690       20,786         645       19,431
        719        25,569         514       18,279         490       17,426
        992        23,746         732       17,522         690       16,517
        680        14,110         489       10,147           0          --
        480        19,410         350       14,153         335       13,547
        824        26,368         584       18,688         540       17,280
      7,311       302,493       6,656      275,392      12,258      507,175
        652        16,178         472       11,712         450       11,166
      1,535        71,569       1,122       52,313       1,029       47,977
      1,008        42,462         718       30,246         690       29,066
      1,087        40,830         787       29,562         740       27,796
      3,027        38,783       2,486       31,852       4,509       57,772
      2,030        52,146       1,480       38,017       1,350       34,678
      1,916        23,950       1,386       17,325       1,290       16,125
      1,547        84,988       1,243       68,287       2,174      119,434
        612        33,048         442       23,868         415       22,410
      6,005       145,246       5,016      121,324       8,574      207,384
      4,507        89,013       3,730       73,668       6,287      124,168
      8,784       265,167       7,826      236,247      12,672      382,536
      1,334        54,444         974       39,751         905       36,935
      1,806        45,376       1,316       33,064       1,230       30,904
      3,282        73,435       2,923       65,402       4,727      105,767
        650        15,153         470       10,957           0          --
        971        26,338         706       19,150         655       17,767
      1,446        41,573       1,036       29,785         980       28,175
     13,855       342,045      11,851      292,572      19,965      492,886
      1,789        47,073       1,284       33,785       1,220       32,101
      4,958       200,489       4,236      171,293       7,086      286,540
      4,387       140,658       3,684      118,118       6,157      197,409
      1,645        44,826       1,175       32,019       1,105       30,111
        473        15,077         343       10,933         325       10,359
             ------------ ----------- ------------ ----------- ------------

             $  5,358,282             $  4,442,981             $  6,999,354
             $  4,368,224             $  3,656,574             $  5,947,913

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                   LifePath 2000            LifePath 2010
                        ------------------------ ------------------------
                             Shares        Value      Shares        Value

-------------------------------------------------------------------------
WARRANTS
PERCENT OF NET ASSETS                      0.00%                    0.00%
Edison Brothers Stores
 expires 09/26/2005+              0 $        --            0          --
Morrison Knudsen Corp
 expires 03/11/2003+              4           24          17 $        100
Security Capital Group
 Purchase Inc expires
 09/18/1998                       0            0           0 $          1
                                    ------------             ------------
        TOTAL WARRANTS
               - VALUE              $         24             $        101
               -  COST              $         18             $         76
   TOTAL COMMON STOCKS
               - VALUE              $ 27,452,542             $100,646,983
               -  COST              $ 20,687,829             $ 70,973,387

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.00%                    0.00%                    0.00%
         16  $         50           0 $        --            0 $        --
         27           159          25          147          42          247
          0             0           0            0           0            0
             ------------             ------------             ------------
             $        209             $        147             $        247
             $      5,050             $        109             $        184
             $227,616,740             $199,858,694             $402,385,045
             $158,197,180             $140,521,777             $301,288,885

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                Principal        Value   Principal        Value

-------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
PERCENT OF NET ASSETS                           50.88%                   41.70%
U.S. TREASURY BONDS
PERCENT OF NET ASSETS                            3.10%                    3.59%
U.S. Treasury Bonds, 6.00% -
 13.875%, 11/15/02 -08/15/27  $ 2,850,000 $  3,603,094 $ 5,900,000 $  7,463,578
                                          ------------             ------------
   TOTAL U.S. TREASURY BONDS
                     - VALUE              $  3,603,093             $  7,463,578
                     -  COST              $  3,597,911             $  7,226,745
U.S. TREASURY NOTES
PERCENT OF NET ASSETS                           47.78%                   38.11%
U.S. Treasury Notes, 5.00% -
 9.125%, 02/15/99 -08/15/07   $54,000,000 $ 55,521,717 $77,000,000 $ 79,360,739
                                          ------------             ------------
   TOTAL U.S. TREASURY NOTES
                     - VALUE              $ 55,521,717             $ 79,360,739
                     -  COST              $ 54,747,124             $ 78,063,513
         TOTAL U.S. TREASURY
                  SECURITIES
                     - VALUE              $ 59,124,810             $ 86,824,317
                     -  COST              $ 58,345,035             $ 85,290,258

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
  Principal         Value   Principal        Value   Principal        Value

-------------------------------------------------------
                   24.45%                   12.03%                    0.00%
                    5.34%                   11.49%                    0.00%
$14,150,000  $ 17,412,904 $25,139,792 $ 26,831,305 $         0 $          0
             ------------             ------------             ------------
             $ 17,412,904             $ 26,831,305                      --
             $ 16,414,576             $ 25,139,792                      --
                   19.11%                    0.54%                    0.00%
$60,445,000  $ 62,343,617 $ 1,216,612 $  1,265,844 $         0 $          0
             ------------             ------------             ------------
             $ 62,343,617             $  1,265,843                      --
             $ 61,322,505             $  1,216,612                      --
             $ 79,756,521             $ 28,097,148                      --
             $ 77,737,081             $ 26,356,404                      --

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                              Principal/               Principal/
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS
PERCENT OF NET ASSETS                          34.52%                   18.58%
U.S. TREASURY BILLS
PERCENT OF NET ASSETS                          24.33%                    8.42%
U.S. Treasury Bills, 4.48%-
 5.38%*, 03/05/98-04/30/98   $28,484,000 $ 28,266,919 $17,638,000 $ 17,533,750
                                         ------------             ------------
  TOTAL U.S. TREASURY BILLS
                    - VALUE              $ 28,266,919             $ 17,533,750
                    -  COST              $ 28,267,423             $ 17,532,180
CASH EQUIVALENTS
PERCENT OF NET ASSETS                           5.89%                    5.84%
Dreyfus Institutional Money
 Market Fund++                 1,643,608 $  1,643,608   2,156,344 $  2,156,344
Janus Institutional Money
 Market Fund++                 3,000,000    3,000,000   7,000,000    7,000,000
Merrimac Cash Fund-Premium
 Class++                       2,200,000    2,200,000   3,000,000    3,000,000
                                         ------------             ------------
     TOTAL CASH EQUIVALENTS
                    - VALUE              $  6,843,608             $ 12,156,344
                    -  COST              $  6,843,608             $ 12,156,344

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
 Principal/                Principal/               Principal/
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                   14.76%                   11.81%                   10.58%

                    5.46%                    2.71%                    1.03%
$17,926,000  $ 17,806,745 $ 6,319,259 $  6,319,984 $ 4,208,000 $  4,180,230
             ------------             ------------             ------------

             $ 17,806,745             $  6,319,984             $  4,180,230
             $ 17,806,700             $  6,319,279             $  4,179,249
                    5.01%                    5.25%                    5.84%
  2,365,516  $  2,365,516   3,263,638 $  3,263,638   2,849,215 $  2,849,215
  8,000,000     8,000,000   5,000,000    5,000,000  13,000,000   13,000,000
  6,000,000     6,000,000   4,000,000    4,000,000   7,800,000    7,800,000
             ------------             ------------             ------------

             $ 16,365,516             $ 12,263,638             $ 23,649,215
             $ 16,365,516             $ 12,263,638             $ 23,649,215

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FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                        LifePath 2000             LifePath 2010
                             ------------------------  ------------------------
                               Principal        Value    Principal        Value

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS
 PERCENT OF NET ASSETS                          4.30%                     4.32%
 Goldman Sachs Repurchase
  Agreements++, dated
  2/27/98, due 3/2/98,
  with a maturity value
  of $52,024,559 and an
  effective yield of
  5.67%, collateralized
  by Federal Home Loan
  Mortgage Corporation
  obligations with rates
  ranging from 6.00% to
  8.50%, with maturity
  dates ranging from
  4/1/03 to 11/1/26 and
  with an aggregate
  market value of
  $53,040,000.               $ 5,000,000 $  5,000,000  $ 9,000,000 $  9,000,000
                                         ------------              ------------
         TOTAL SHORT-TERM
              INSTRUMENTS
                  - VALUE                $ 40,110,527              $ 38,690,094
                  -  COST                $ 40,111,031              $ 38,688,524
                                         ------------              ------------
      TOTAL INVESTMENT IN
               SECURITIES
 (NOTES 1 AND 3)  - VALUE                $126,687,879              $226,161,394
                  -  COST**              $119,143,895              $194,952,169
                                         ------------              ------------
 TOTAL INVESTMENT IN
  SECURITIES                     109.03% $126,687,879      108.62% $226,161,394
 Other Assets and
  Liabilities, Net               (9.03)%  (10,488,878)     (8.62)% $(17,943,695)
                             ----------- ------------  ----------- ------------
 TOTAL NET ASSETS                100.00% $116,199,001      100.00% $208,217,699
                             =========== ============  =========== ============
 ** Cost for federal in-
    come tax purposes is:                $119,174,138              $194,988,660
 Net Unrealized
  Appreciation consists
  of:
 Gross Unrealized
  Appreciation                           $  8,505,024              $ 33,474,443
 Gross Unrealized
  Depreciation                               (991,283)               (2,301,709)
                                         ------------              ------------
 GROSS UNREALIZED
  APPRECIATION                           $  7,513,741              $ 31,172,734
                                         ============              ============

 + Non-income earning securities.
++ Represents investment of collateral received from securities lending trans-
   actions. See Note 4.
 * Yield to Maturity.

The accompanying notes are an integral part of these financial statements.

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1998



           LifePath 2020              LifePath 2030              LifePath 2040
-------------------------  ------------------------  -------------------------
  Principal         Value    Principal        Value    Principal         Value

-------------------------------------------------------
                    4.29%                     3.85%                      3.71%
$14,000,000  $ 14,000,000  $ 9,000,000 $  9,000,000  $15,000,000 $  15,000,000
             ------------              ------------              -------------

             $ 48,172,261              $ 27,583,622              $  42,829,445
             $ 48,172,216              $ 27,582,917              $  42,828,464
             ------------              ------------              -------------

             $355,545,522              $255,539,464              $ 445,214,490
             $284,106,477              $194,461,098              $ 344,117,349
             ------------              ------------              -------------
    108.97%  $355,545,522      109.39% $255,539,464      110.00% $ 445,214,490
    (8.97)%   (29,274,760)     (9.39)% $(21,929,091)    (10.00)%   (40,485,383)
-----------  ------------  ----------- ------------  ----------- -------------
    100.00%  $326,270,762      100.00% $233,610,373      100.00% $ 404,729,107
===========  ============  =========== ============  =========== =============
             $284,239,484              $194,522,434              $ 344,499,671
             $ 75,842,886              $ 64,847,992              $ 108,275,336
               (4,536,848)               (3,830,962)                (7,560,517)
             ------------              ------------              -------------
             $ 71,306,038              $ 61,017,030              $ 100,714,819
             ============              ============              =============

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                   SHARES      VALUE

COMMON STOCKS-91.51%
ADVERTISING-0.08%
Omnicom Group                    42,337 $    1,936,918
                                        --------------
             TOTAL ADVERTISING
                       - VALUE          $    1,936,918
                       -  COST          $    1,660,895
AEROSPACE & DEFENSE-1.81%
Allied Signal Inc               147,957 $    6,297,420
Boeing Co                       262,536     14,242,578
Briggs & Stratton Corp            7,221        319,981
General Dynamics Corp            16,508      1,432,069
Lockheed Martin Corp             51,027      5,954,213
Northrop Grumman Corp            17,541      2,438,199
Rockwell International Corp      55,155      3,336,878
Textron Inc                      43,126      3,231,755
United Technologies Corp         61,252      5,470,569
                                        --------------
     TOTAL AEROSPACE & DEFENSE
                       - VALUE          $   42,723,662
                       -  COST          $   24,707,149
AIRLINES-0.46%
AMR Corp+                        23,982 $    3,035,222
Delta Air Lines Inc              19,361      2,189,003
FDX Corp+                        38,273      2,437,512
Southwest Airlines Co            57,437      1,647,724
USAirways Group Inc+             23,940      1,515,701
                                        --------------
                TOTAL AIRLINES
                       - VALUE          $   10,825,162
                       -  COST          $    6,640,734
APPAREL-0.45%
CVS Corp                         45,197 $    3,347,403
Fruit of the Loom Inc Class A+   19,372        622,326
Liz Claiborne Inc                18,288        914,400
Nike Inc Class B                 76,344      3,349,593
Reebok International Ltd+        14,464        451,096
Russell Corp                      9,611        260,698
VF Corp                          32,903      1,569,062
                                        --------------
                 TOTAL APPAREL
                       - VALUE          $   10,514,578
                       -  COST          $    7,144,238

    MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER PORTFOLIO--FEBRUARY 28,
    1998

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES      VALUE

COMMON STOCKS (CONTINUED)
AUTO PARTS & EQUIPMENT-0.81%
Cooper Tire & Rubber Co             20,488 $      472,505
Dana Corp                           27,566      1,504,070
Deluxe Corp                         21,446        730,504
Eaton Corp                          20,145      1,935,179
Echlin Inc                          16,440        831,248
Genuine Parts Co                    46,867      1,734,079
Goodyear Tire & Rubber Co           41,056      2,837,996
Illinois Tool Works Inc             65,461      3,923,569
ITT Industries Inc                  30,875      1,057,469
Navistar International Corp+        19,735        599,451
PACCAR Inc                          20,382      1,290,435
Pep Boys-Manny Moe & Jack           16,448        421,480
TRW Inc                             32,352      1,773,294
     TOTAL AUTO PARTS & EQUIPMENT
                          - VALUE          $   19,111,279
                          -  COST          $   12,238,777
AUTOMOBILES-1.59%
Chrysler Corp                      175,615 $    6,838,009
Ford Motor Co                      315,212     17,829,179
General Motors Corp Class A        185,766     12,806,231
                                           --------------
                TOTAL AUTOMOBILES
                          - VALUE          $   37,473,419
                          -  COST          $   24,917,951
BANK & FINANCE-11.32%
Ahmanson (H F) & Co                 28,689 $    1,791,269
American Express Corp              122,370     11,020,948
Banc One Corp                      169,602      9,582,519
Bank of New York Inc                98,769      5,784,160
BankAmerica Corp                   182,142     14,116,005
BankBoston Corp                     38,167      3,804,773
Bankers Trust Corp                  25,925      3,065,631
BB&T Corp                           35,905      2,228,354
Beneficial Corp                     13,897      1,639,846
Chase Manhattan Bank               110,663     13,729,128
Citicorp                           120,011     15,901,458
Comerica Inc                        27,559      2,778,292
CoreStates Financial Corp           52,715      4,451,123
Countrywide Credit Industries Inc   28,287      1,257,004
Equifax Inc                         39,294      1,412,128
Federal Home Loan Mortgage Corp    182,554      8,625,677

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                    SHARES      VALUE

COMMON STOCKS (CONTINUED)
Federal National Mortgage Assoc  278,723 $   17,786,011
Fifth Third Bancorp               40,417      3,192,943
First Chicago NBD Corp            77,024      6,330,410
First Union Corp                 164,900      8,688,169
Fleet Financial Group Inc         71,567      5,640,374
Golden West Financial             14,938      1,333,217
Green Tree Financial Inc          35,324        810,244
Household International Inc       28,100      3,649,488
Huntington Bancshares Inc         50,158      1,799,418
Keycorp                           57,666      4,040,224
Lehman Brothers Holdings          27,966      1,763,606
MBNA Corp                        131,438      4,707,123
Mellon Bank Corp                  66,830      4,164,344
Mercantile Bancorp                34,164      1,900,373
Merrill Lynch & Co Inc            87,400      6,254,563
MGIC Investment Corp              30,000      2,210,625
Morgan (J P) & Co Inc             46,573      5,565,474
Morgan Stanley Dean Witter       155,569     10,841,222
National City Corp                55,976      3,652,434
NationsBank Corp                 247,536     16,956,233
Northern Trust Corp               29,266      2,226,045
Norwest Corp                     198,137      8,111,234
PNC Bank Corp                     79,941      4,436,726
Republic New York Corp            14,338      1,734,898
Ryder System Inc                  20,373        747,434
Schwab (Charles) Corp             69,699      2,631,137
State Street Boston Corp          42,163      2,606,200
Summit Bancorp                    46,114      2,291,289
SunTrust Banks Inc                55,686      4,106,843
Synovus Financial Corp            41,911      1,472,092
U.S. Bancorp                      64,392      7,409,105
Wachovia Corp                     53,557      4,257,782
Washington Mutual Inc             67,525      4,532,616
Wells Fargo & Co                  22,867      7,363,174
                                         --------------
           TOTAL BANK & FINANCE
                        - VALUE          $  266,401,385
                        -  COST          $  145,452,785
BASIC INDUSTRIES-1.42%
ASARCO Inc                        11,078 $      245,101
Avery-Dennison Corp               26,793      1,353,047

    MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER PORTFOLIO--FEBRUARY 28,
    1998

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                        SHARES      VALUE

COMMON STOCKS (CONTINUED)
Baker Hughes Inc                      44,381 $    1,816,847
Bemis Co                              13,843        623,800
Boise Cascade Corp                    14,753        491,459
Champion International Corp           25,239      1,288,766
Cyprus Amax Minerals                  24,346        398,666
Dover Corp                            58,447      2,257,515
Fort James Corp                       54,624      2,478,564
Georgia-Pacific Corp                  24,225      1,421,705
Harnischfeger Industries Inc          12,754        451,173
Homestake Mining Co                   38,005        380,050
Ikon Office Solutions Inc             34,635      1,132,132
Inco Ltd                              43,500        769,406
Louisiana-Pacific Corp                28,496        625,131
Mead Corp                             27,221        930,618
Minnesota Mining & Manufacturing Co  107,344      9,157,785
NACCO Industries Inc Class A           2,128        276,773
Newmont Mining Corp                   40,743      1,179,001
Potlatch Corp                          7,498        324,757
Stone Container Corp+                 25,703        289,159
Union Camp Corp                       18,244      1,090,079
Westvaco Corp                         26,575        863,688
Weyerhauser Co                        52,402      2,616,825
Willamette Industries Inc             28,899      1,067,457
                                             --------------
             TOTAL BASIC INDUSTRIES
                            - VALUE          $   33,529,504
                            -  COST          $   28,122,863
BEVERAGES-2.94%
Anheuser-Busch Inc                   128,676 $    6,031,688
Coca-Cola Co                         649,617     44,620,568
Coors (Adolph) Co Class B              9,512        297,250
Pepsico Inc                          398,515     14,570,705
Seagrams Co Ltd                       96,397      3,663,086
                                             --------------
                    TOTAL BEVERAGES
                            - VALUE          $   69,183,297
                            -  COST          $   40,155,182
BROADCASTING-0.56%
Clear Channel Communications Inc+     25,730 $    2,331,781
Kingworld Productions                 19,410        518,004
Tele-Communications Inc Class A+     133,232      3,872,055

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PORTFOLIO OF INVESTMENTS

SECURITY NAME                        SHARES      VALUE

COMMON STOCKS (CONTINUED)
Tribune Co                            32,265 $    2,083,109
Viacom Inc Class B+                   92,674      4,448,352
                                             --------------
                 TOTAL BROADCASTING
                            - VALUE          $   13,253,301
                            -  COST          $    9,038,898
BUILDING MATERIALS & SERVICES-0.46%
Cooper Industries Inc                 31,846 $    1,787,357
Corning Inc                           60,683      2,465,247
Owens Corning Fiberglass Corp         13,949        430,675
Owens Illinois Inc+                   36,870      1,414,886
PPG Industries Inc                    46,621      3,021,624
Snap-On Inc                           15,913        676,303
Stanley Works                         23,332      1,115,561
                                             --------------
TOTAL BUILDING MATERIALS & SERVICES
                            - VALUE          $   10,911,653
                            -  COST          $    8,363,337
BUSINESS SERVICES-0.50%
Cendant Corp+                        207,751 $    7,790,663
Ecolab Inc                            33,614        968,503
Waste Management Inc                 119,636      2,990,900
                                             --------------
            TOTAL BUSINESS SERVICES
                            - VALUE          $   11,750,066
                            -  COST          $    9,118,841
CHEMICALS-2.27%
Air Products & Chemicals Inc          28,782 $    2,415,889
Clorox Co                             27,169      2,384,080
Dow Chemical Co                       59,483      5,442,695
Du Pont (E I) De Nemours             297,243     18,224,711
Eastman Chemical Co                   20,458      1,339,999
FMC Corp+                              9,677        700,373
Goodrich (B F) Co                     18,792        931,379
Grace (W R) Co                        19,454      1,632,920
Great Lakes Chemical Corp             15,593        758,210
Hercules Inc                          25,794      1,246,173
International Flavor & Fragrances     28,466      1,309,436
Monsanto Co                          155,720      7,922,255
Morton International Inc              34,697      1,147,170
Nalco Chemical Co                     17,318        697,050
Praxair Inc                           41,305      1,974,895
Rohm & Haas Co                        16,182      1,649,553

176
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MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                          SHARES      VALUE

COMMON STOCKS (CONTINUED)
Rubbermaid Inc                          39,017 $    1,131,493
Sigma-Aldrich Corp                      26,117      1,031,622
Solutia Inc                                 40          1,093
Union Carbide Corp                      32,337      1,501,649
                                               --------------
                      TOTAL CHEMICALS
                              - VALUE          $   53,442,645
                              -  COST          $   35,619,976
COMPUTER SOFTWARE-4.02%
3Com Corp+                              90,895 $    3,249,496
Adobe Systems Inc                       19,112        844,512
Autodesk Inc                            12,462        590,387
Automatic Data Processing               76,719      4,684,654
Bay Networks Inc+                       55,499      1,880,029
Computer Associates International Inc  143,388      6,757,160
Computer Sciences Corp+                 20,361      2,131,542
First Data Corp                        112,291      3,817,894
HBO & Co                                55,444      3,000,907
Microsoft Corp                         633,838     53,717,771
Novell Inc+                             90,911        955,984
Oracle Systems Corp                    257,321      6,336,530
Parametric Technology Corp+             33,420      2,023,999
Siebel Systems Inc+                         63          3,875
Sun Microsystems Inc+                   98,328      4,682,871
                                               --------------
              TOTAL COMPUTER SOFTWARE
                              - VALUE          $   94,677,611
                              -  COST          $   48,884,164
COMPUTER SYSTEMS-4.41%
Apple Computer Inc+                     33,211 $      784,610
Cabletron Systems Inc+                  40,984        635,252
Ceridian Corp+                          19,887        925,988
Cisco Systems Inc                      264,291     17,410,170
Cognizant Corp                          43,295      2,162,044
Compaq Computer Corp                   397,644     12,749,461
Data General Corp+                      12,086        249,274
Dell Computer Corp                      85,701     11,987,427
Digital Equipment Corp+                 39,767      2,264,234
EMC Corp                               130,191      4,979,806
Harris Corp                             20,770      1,052,779
Hewlett-Packard Co                     273,248     18,307,616
International Business Machine Corp    255,395     26,672,815

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
SECURITY NAME                    SHARES      VALUE

COMMON STOCKS (CONTINUED)
Seagate Technology Inc+           64,163 $    1,559,963
Shared Medical System Corp         6,473        494,780
Silicon Graphics Inc+             49,004        738,123
Unisys Corp+                      46,158        825,074
                                         --------------
         TOTAL COMPUTER SYSTEMS
                        - VALUE          $  103,799,416
                        -  COST          $   50,361,066
CONTAINER & PACKAGING-0.38%
Ball Corp                          7,728 $      252,126
Crown Cork & Seal Co              33,676      1,818,504
International Paper Co            79,322      3,698,388
Temple-Inland Inc                 14,831        884,298
Tenneco Inc                       44,683      1,837,588
Tupperware Corp                   15,976        429,355
                                         --------------
    TOTAL CONTAINER & PACKAGING
                        - VALUE          $    8,920,259
                        -  COST          $    8,116,244
ELECTRICAL EQUIPMENT-3.49%
Aeroquip-Vickers Inc               7,398 $      429,546
General Electric Co              859,585     66,832,734
Grainger (W W) Inc                13,299      1,287,509
Masco Corp                        43,365      2,357,972
Motorola Inc                     156,768      8,739,816
National Service Industries Inc   11,858        657,378
Raychem Corp                      22,638        983,338
Thomas & Betts Corp               14,272        809,044
                                         --------------
     TOTAL ELECTRICAL EQUIPMENT
                        - VALUE          $   82,097,337
                        -  COST          $   44,322,769
ELECTRONICS-3.93%
Advanced Micro Devices+           36,698 $      860,109
AMP Inc                           57,688      2,549,089
Applied Materials Inc             95,671      3,521,889
CBS Corp                         184,643      5,712,393
Commscope Inc+                         1             13
EG&G Inc                          11,885        320,152
Emerson Electric Co              116,324      7,422,925
General Instrument Corp+          38,429        641,284
General Signal Corp               13,133        533,528
Honeywell Inc                     33,372      2,644,731

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MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                SHARES      VALUE

COMMON STOCKS (CONTINUED)
Intel Corp                   429,675 $   38,536,477
Johnson Controls Inc          21,802      1,211,374
KLA Instruments Corp+         22,193      1,024,345
LSI Logic Corp+               36,948        875,206
Micron Technology Inc+        55,504      1,842,039
National Semiconductor+       42,842      1,022,853
Perkin-Elmer Corp             12,600        922,163
Pitney Bowes Inc              76,078      3,566,156
Raytheon Co Class B           88,987      5,233,548
Tektronix Inc                 13,312        594,026
Texas Instruments Inc        102,420      5,927,558
Xerox Corp                    85,633      7,594,577
                                     --------------
          TOTAL ELECTRONICS
                    - VALUE          $   92,556,435
                    -  COST          $   51,371,987
ENERGY & RELATED-7.63%
Amerada Hess Corp             24,041 $    1,425,932
Amoco Corp                   127,810     10,863,850
Anadarko Petroleum Corp       15,583      1,005,104
Apache Corp                   25,075        852,550
Ashland Inc                   19,675      1,095,652
Atlantic Richfield Corp       84,157      6,543,207
Burlington Resources Inc      46,294      2,071,657
Chevron Corp                 172,547     13,997,875
Coastal Corp                  27,791      1,768,202
Columbia Gas System Inc       14,426      1,100,884
Consolidated Natural Gas Co   25,005      1,437,788
Dresser Industries Inc        45,995      2,055,402
Eastern Enterprises            5,145        227,988
Enron Corp                    83,480      3,923,560
Exxon Corp                   647,734     41,374,009
Halliburton Co                68,566      3,188,319
Helmerich & Payne Inc         12,938        374,393
Kerr-McGee Corp               12,407        839,023
Mobil Corp                   205,997     14,921,908
NICOR Inc                     12,498        513,980
Occidental Petroleum Corp     88,595      2,264,710
ONEOK Inc                      8,162        285,670
Oryx Energy Co+               27,427        697,674
Pacific Enterprises Co        21,738        789,361
Pennzoil Co                   12,445        833,037

                                                                             179
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PORTFOLIO OF INVESTMENTS

SECURITY NAME                     SHARES      VALUE

COMMON STOCKS (CONTINUED)
Peoples Energy Corp                 9,090 $      328,376
Phillips Petroleum Co              69,051      3,383,499
Rowan Co Inc+                      22,529        635,036
Royal Dutch Petroleum Corp        563,184     30,587,931
Schlumberger Ltd                  130,065      9,803,649
Sonat Offshore Drilling Co         28,879      1,245,407
Sun Co Inc                         18,879        753,980
Texaco Inc                        143,934      8,033,316
Union Pacific Resources Group      66,581      1,489,750
Unocal Corp                        64,530      2,431,974
USX--Marathon Group                75,641      2,614,342
Western Atlas Inc                  14,345      1,089,323
Williams Co Inc                    83,988      2,745,358
                                          --------------
          TOTAL ENERGY & RELATED
                         - VALUE          $  179,593,676
                         -  COST          $  121,008,495
ENGINEERING & CONSTRUCTION-0.16%
Armstrong World Industries Inc     10,534 $      826,919
Centex Corp                         7,811        570,691
Fleetwood Enterprises Inc           9,367        439,078
Fluor Corp                         21,847      1,028,174
Foster Wheeler Corp                10,443        279,350
Kaufman & Broad Home Corp          10,087        261,001
Pulte Corp                          5,772        262,626
                                          --------------
TOTAL ENGINEERING & CONSTRUCTION
                         - VALUE          $    3,667,839
                         -  COST          $    3,016,295
ENTERTAINMENT & LEISURE-1.80%
Brunswick Corp                     25,876 $      821,563
Disney (Walt) Co                  177,301     19,846,631
Harrah's Entertainment Inc+        26,552        559,252
Hasbro Inc                         33,158      1,204,050
Mattel Inc                         76,274      3,227,344
Mirage Resorts Inc+                47,100      1,077,413
Polaroid Corp                      11,845        542,649
Time Warner Inc                   146,874      9,913,995
U.S. West Media Group+            159,360      5,129,400
                                          --------------
   TOTAL ENTERTAINMENT & LEISURE
                         - VALUE          $   42,322,297
                         -  COST          $   25,541,039

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MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES      VALUE

COMMON STOCKS (CONTINUED)
ENVIRONMENTAL CONTROL-0.09%
Browning-Ferris Industries Inc      51,936 $    1,730,118
Safety-Kleen Corp                   15,096        404,762
                                           --------------
      TOTAL ENVIRONMENTAL CONTROL
                          - VALUE          $    2,134,880
                          -  COST          $    1,882,353
FOOD & RELATED-3.82%
Albertson's Inc                     64,876 $    3,037,008
American Stores Co                  71,596      1,803,324
Archer-Daniels-Midland Co          146,284      3,282,247
Bestfoods                           37,723      3,975,061
Brown-Forman Corp Class B           17,999        998,945
Campbell Soup Co                   120,243      6,981,609
ConAgra Inc                        123,966      3,718,980
Darden Restaurants Inc              40,045        540,608
General Mills Inc                   41,722      3,001,376
Giant Food Inc Class A              15,508        563,134
Great Atlantic & Pacific Tea Co     10,001        304,405
Harcourt General Inc                18,454        996,516
Heinz (H J) Co                      96,413      5,429,257
Hershey Foods Corp                  37,525      2,502,448
Kellogg Co                         107,719      4,591,522
Kroger Co                           66,920      2,827,370
McDonald's Corp                    180,756      9,896,391
Pioneer Hi Bred International Inc   17,240      1,788,650
Quaker Oats Co                      36,235      1,952,161
Ralston-Purina Group                27,935      2,833,657
Sara Lee Corp                      125,893      7,112,955
Super Value Inc                     16,647        792,813
Sysco Corp                          45,436      2,138,332
Tricon Global Restaurants+          39,836      1,130,347
Unilever NV (Netherlands)          168,125     10,812,539
UST Inc                             48,324      1,712,482
Wendy's International Inc           34,356        745,096
Winn-Dixie Stores Inc               39,108      2,109,388
Wrigley (W M) Jr Co                 30,450      2,325,619
                                           --------------
             TOTAL FOOD & RELATED
                          - VALUE          $   89,904,240
                          -  COST          $   54,996,781

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PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES      VALUE

COMMON STOCKS (CONTINUED)
FURNITURE & APPLIANCES-0.10%
Maytag Corp                         25,627 $    1,153,215
Whirlpool Corp                      19,727      1,318,010
                                           --------------
     TOTAL FURNITURE & APPLIANCES
                          - VALUE          $    2,471,225
                          -  COST          $    1,582,602
HEALTHCARE-0.38%
Cardinal Health Inc                 28,657 $    2,346,292
Healthsouth Corp                   102,984      2,780,568
St Jude Medical Inc                 23,924        873,226
United Healthcare Corp              49,298      2,991,772
                                           --------------
                 TOTAL HEALTHCARE
                          - VALUE          $    8,991,858
                          -  COST          $    7,142,916
HOSPITAL & MEDICAL SUPPLIES-2.42%
Bard (C R) Inc                      14,767 $      514,999
Bausch & Lomb Inc                   14,327        642,029
Baxter International Inc            73,607      4,167,996
Becton Dickinson & Co               32,100      2,042,363
Biomet Inc                          29,288        873,149
Boston Scientific Corp+             51,053      3,050,417
Columbia/HCA Healthcare Corp       170,255      4,618,156
Guidant Corp                        38,821      2,831,507
Johnson & Johnson                  353,200     26,666,600
Mallinckrodt Group Inc              18,984        736,817
Manor Care Inc                      16,592        623,237
Medtronic Inc                      123,031      6,536,022
Tenet Healthcare Corp+              80,233      2,993,694
United States Surgical              19,892        609,193
                                           --------------
TOTAL HOSPITAL & MEDICAL SUPPLIES
                          - VALUE          $   56,906,179
                          -  COST          $   33,056,681
HOUSEHOLD PRODUCTS-2.68%
Alberto-Culver Co Class B           14,662 $      446,275
Avon Products Inc                   34,698      2,444,040
Colgate-Palmolive Co                77,571      6,297,796
Gillette Co                        147,079     15,866,147

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MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                      SHARES      VALUE

COMMON STOCKS (CONTINUED)
Kimberly-Clark Corp                144,401 $    8,041,331
Procter & Gamble Co                353,017     29,984,381
                                           --------------
         TOTAL HOUSEHOLD PRODUCTS
                          - VALUE          $   63,079,970
                          -  COST          $   31,989,395
INSURANCE-4.59%
Aetna Inc                           39,016 $    3,409,023
Allstate Corp                      112,685     10,507,876
American General Corp               64,587      3,754,119
American International Group Inc   184,269     22,146,831
Aon Corp                            43,876      2,624,333
Chubb Corp                          45,245      3,611,117
CIGNA Corp                          19,441      3,713,231
Cincinnati Financial Corp           14,388      1,942,380
Conseco Inc                         49,401      2,318,759
General Re Corp                     20,788      4,427,844
Hartford Financial Services Group   30,996      3,045,357
Humana Inc+                         43,069      1,095,568
Jefferson-Pilot Corp                18,548      1,555,714
Lincoln National Corp               26,850      2,248,688
Loews Corp                          30,132      3,022,616
Marsh & McLennan Companies Inc      44,599      3,866,176
MBIA Inc                            25,738      1,883,700
Progressive Corp Ohio               19,004      2,202,089
Providian Financial Corp            24,970      1,417,048
SAFECO Corp                         36,970      1,938,614
St Paul Co                          21,980      1,947,978
Sunamerica Inc                      51,210      2,320,453
Torchmark Corp                      36,760      1,711,638
Transamerica Corp                   16,467      1,917,376
Travelers Inc                      301,238     16,793,995
UNUM Corp                           36,917      1,898,918
USF & G Corp                        29,547        722,055
                                           --------------
                  TOTAL INSURANCE
                          - VALUE          $  108,043,496
                          -  COST          $   61,096,280

                                                                             183
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PORTFOLIO OF INVESTMENTS

SECURITY NAME                SHARES      VALUE

COMMON STOCKS (CONTINUED)
LODGING-0.19%
Hilton Hotels Corp            65,639 $    1,956,863
Marriott International        33,437      2,532,853
                                     --------------
              TOTAL LODGING
                    - VALUE          $    4,489,716
                    -  COST          $    2,610,030
MACHINERY-0.80%
Black & Decker Corp           24,925 $    1,255,597
Case Corp                     19,696      1,281,471
Caterpillar Inc               98,064      5,356,746
Cincinnati Milacron Inc       10,134        312,887
Cummins Engine Co Inc          9,921        574,178
Deere & Co                    66,206      3,715,812
Ingersoll-Rand Co             43,512      2,072,259
McDermott International Inc   14,610        575,269
Pall Corp                     33,139        693,848
Parker Hannifin Corp          29,088      1,356,228
Thermo Electron Corp+         39,675      1,626,675
                                     --------------
            TOTAL MACHINERY
                    - VALUE          $   18,820,970
                    -  COST          $   12,378,066
MANUFACTURING-0.30%
Tyco International Ltd       139,755 $    7,092,566
                                     --------------
        TOTAL MANUFACTURING
                    - VALUE          $    7,092,566
                    -  COST          $    5,245,389
METAL FABRICATORS-0.74%
Alcan Aluminum Ltd            59,595 $    1,851,170
Allegheny Teledyne Inc        45,864      1,244,061
Aluminum Co of America        45,242      3,319,632
Armco Inc+                    28,242        150,036
Barrick Gold Corp             97,902      1,890,732
Battle Mountain Gold Co       59,027        354,162
Bethlehem Steel Corp+         28,582        303,684
Crane Co                      11,886        582,390
Engelhard Corp                37,602        681,536
Freeport McMoRan Inc          51,811        780,403
Inland Steel Industries Inc   12,330        254,306
Nucor Corp                    23,052      1,187,178
Phelps Dodge Corp             16,366      1,039,241

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MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                    SHARES      VALUE

COMMON STOCKS (CONTINUED)
Placer Dome Inc                   62,389 $      803,258
Reynolds Metals Co                19,385      1,207,928
Timken Co                         16,384        528,384
USX--U.S. Steel Group             22,390        786,449
Worthington Industries Inc        24,983        427,834
                                         --------------
        TOTAL METAL FABRICATORS
                        - VALUE          $   17,392,384
                        -  COST          $   17,690,811
PHARMACEUTICALS-7.75%
Abbott Laboratories              200,946 $   15,033,273
Allergan Inc                      16,964        593,740
ALZA Corp                         22,458        839,368
American Home Products Corp      170,621     15,995,719
Amgen Inc                         68,960      3,663,500
Bristol-Myers Squibb Co          261,158     26,164,767
Lilly (Eli) & Co                 291,414     19,178,684
Merck & Co Inc                   314,738     40,148,766
Millipore Corp                    11,199        423,462
Pfizer Inc                       339,698     30,063,273
Pharmacia and Upjohn Inc         133,081      5,265,017
Schering-Plough Corp             192,304     14,627,123
Warner Lambert Co                 71,499     10,456,729
                                         --------------
          TOTAL PHARMACEUTICALS
                        - VALUE          $  182,453,421
                        -  COST          $   79,680,841
PUBLISHING-0.90%
American Greetings Corp Class A   20,181 $      920,758
Comcast Corp Class A              91,564      3,204,740
Donnelley (R R) & Sons Co         38,117      1,510,386
Dow Jones & Co Inc                25,306      1,300,096
Gannett Co Inc                    74,407      4,803,902
Harland (John H) Co                8,028        121,925
Interpublic Group Co Inc          32,965      1,796,565
Knight-Ridder Inc                 23,576      1,326,150
McGraw-Hill Inc                   25,874      1,956,721
Meredith Corp                     13,772        591,335
Moore Corp Ltd                    25,004        392,250

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PORTFOLIO OF INVESTMENTS

SECURITY NAME                     SHARES      VALUE

COMMON STOCKS (CONTINUED)
New York Times Co Class A          25,228 $    1,650,857
Times Mirror Co Class A            24,933      1,534,938
                                          --------------
                TOTAL PUBLISHING
                         - VALUE          $   21,110,623
                         -  COST          $   12,168,588
RETAIL & RELATED-4.37%
AutoZone Inc+                      39,755 $    1,202,589
Charming Shoppes Inc+              27,559        123,153
Circuit City Stores Inc            25,972      1,003,169
Consolidated Stores Corp           28,130      1,156,846
Costco Co Inc+                     55,768      2,725,661
Dayton-Hudson Corp                 57,171      4,420,033
Dillards Inc Class A               29,182      1,039,609
Eastman Kodak Co                   85,254      5,594,794
Federated Department Stores Inc+   55,014      2,578,781
Gap Inc                           105,525      4,715,649
Home Depot Inc                    192,163     12,262,402
Jostens Inc                        10,241        240,664
K Mart Corp+                      127,938      1,711,171
Limited Inc                        71,363      2,069,527
Longs Drug Stores Corp             10,198        323,149
Lowe's Co Inc                      45,663      2,668,432
May Department Stores Co           61,249      3,720,877
Mercantile Stores Co Inc            9,529        627,127
Newell Co                          41,753      1,915,419
Nordstrom Inc                      20,625      1,182,714
Penney (J C) Co Inc                65,544      4,633,142
Rite Aid Corp                      65,328      2,114,994
Sears Roebuck & Co                102,865      5,458,274
Sherwin Williams Co                45,424      1,518,865
Tandy Corp                         27,564      1,226,598
TJX Companies Inc                  42,864      1,655,622
Toys R Us Inc+                     74,935      1,967,044
Walgreen Co                       129,115      4,736,907
WalMart Stores Inc                591,950     27,414,684
Woolworth (F W) Co+                35,159        835,026
                                          --------------
          TOTAL RETAIL & RELATED
                         - VALUE          $  102,842,922
                         -  COST          $   63,631,937

    MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER PORTFOLIO--FEBRUARY 28,
    1998

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                    SHARES      VALUE

COMMON STOCKS (CONTINUED)
SERVICES-0.31%
Block (H R) Inc                   27,119 $    1,276,288
Dun & Bradstreet Corp             44,697      1,497,350
Public Service Enterprise Group   60,856      1,962,606
Service Corp International        66,070      2,502,401
                                         --------------
                 TOTAL SERVICES
                        - VALUE          $    7,238,645
                        -  COST          $    5,233,433
TELECOMMUNICATIONS-7.49%
Airtouch Communications+         132,391 $    5,949,321
Alltel Corp                       48,569      2,218,996
Ameritech Corp                   287,544     11,986,991
Andrew Corp                       23,422        647,019
AT & T Corp                      426,607     25,969,701
Bell Atlantic Corp               204,039     18,312,500
BellSouth Corp                   260,510     15,891,110
DSC Communications Corp+          30,628        601,075
Frontier Corp                     42,733      1,183,170
GTE Corp                         251,527     13,613,899
Lucent Technologies Inc          168,549     18,266,498
MCI Communications Corp          182,971      8,748,301
Northern Telecom Ltd             137,618      7,336,760
SBC Communication Inc            240,788     18,209,593
Scientific-Atlanta Inc            20,762        363,335
Sprint Corp                      112,789      7,444,074
Tellabs Inc+                      47,606      2,874,212
U.S. West Inc                    126,720      6,597,360
WorldCom Inc+                    265,884     10,153,445
                                         --------------
       TOTAL TELECOMMUNICATIONS
                        - VALUE          $  176,367,360
                        -  COST          $  108,367,544
TEXTILES-0.01%
Springs Industries Inc Class A     5,196 $      290,651
                                         --------------
                 TOTAL TEXTILES
                        - VALUE          $      290,651
                        -  COST          $      206,327

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME                 SHARES      VALUE

COMMON STOCKS (CONTINUED)
TOBACCO-1.25%
Fortune Brands Inc             45,033 $    1,787,247
Philip Morris Co Inc          636,812     27,661,521
                                      --------------
               TOTAL TOBACCO
                     - VALUE          $   29,448,768
                     -  COST          $   18,370,348
TRANSPORTATION-0.65%
Burlington Northern Santa Fe   40,980 $    4,082,633
CSX Corp                       57,240      3,201,863
Laidlaw Inc Class B            85,585      1,257,030
Norfolk Southern Corp          98,957      3,407,832
Union Pacific Corp             64,883      3,309,033
                                      --------------
        TOTAL TRANSPORTATION
                     - VALUE          $   15,258,391
                     -  COST          $   11,803,273
UTILITIES-2.18%
Ameren Corp+                   35,889 $    1,379,483
American Electric Power Inc    49,769      2,388,912
Baltimore Gas & Electric Co    38,427      1,212,852
Carolina Power & Light Co      39,392      1,644,616
Central & South West Corp      55,816      1,496,567
Cinergy Corp                   41,340      1,439,149
Consolidated Edison Inc        61,693      2,621,953
Dominion Resources Inc         48,932      1,951,164
DTE Energy Co                  38,058      1,398,632
Duke Power Co                  94,389      5,244,489
Edison International          103,249      2,852,254
Entergy Corp                   63,842      1,847,428
FirstEnergy Corp               60,461      1,749,590
FPL Group Inc                  47,714      2,770,394
GPU Inc                        33,330      1,339,449
Houston Industries Inc         74,799      1,935,424
Niagara Mohawk Power Corp+     37,361        478,688
Northern States Power Co       19,497      1,071,117
Pacificorp                     77,802      1,881,836
PECO Energy Co                 57,994      1,145,382
PG & E Corp                   115,071      3,473,706
PP & L Resources Inc           43,728        978,414
Southern Co                   181,091      4,470,684

    MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER PORTFOLIO--FEBRUARY 28,
    1998

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

SECURITY NAME              SHARES      VALUE

COMMON STOCKS (CONTINUED)
Texas Utilities Co          64,525 $    2,609,227
Unicom Corp                 56,841      1,822,465
                                   --------------
          TOTAL UTILITIES
                  - VALUE          $   51,203,875
                  -  COST          $   41,994,418
      TOTAL COMMON STOCKS
                  - VALUE          $2,154,233,879
                  -  COST          $1,276,931,698

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                  INTEREST MATURITY PRINCIPAL/
SECURITY NAME                       RATE    VALUE     SHARES         VALUE
SHORT TERM INSTRUMENTS-12.59%
CASH EQUIVALENTS-3.43%
Dreyfus Institutional Money
 Market Fund++                                       22,301,077  $   22,301,077
Janus Institutional Money Market
 Fund++                                              42,700,000      42,700,000
Merrimac Cash Fund--Premium
 Class++                                             15,800,000      15,800,000
                                                                 --------------
                                                                 $   80,801,077
REPURCHASE AGREEMENTS-0.81%
Goldman Sachs Repurchase
 Agreements, dated 2/27/98, due
 3/2/98, with a maturity value
 of $19,008,974 and an effective
 yield of 5.6675%,
 collateralized by Federal Home
 Loan Mortgage Corporation
 obligations with rates ranging
 from 7.00% to 8.00%, with
 maturity dates ranging from
 7/1/10 to 6/1/17 and with an
 aggregate market value of
 $19,380,000.++                                     $19,000,000  $   19,000,000
                                                                 --------------
U.S. TREASURY BILLS-8.35%
U.S. Treasury Bills                4.48%*  03/12/98   3,566,000       3,559,938
U.S. Treasury Bills                4.85%*  03/26/98   9,445,000       9,409,940
U.S. Treasury Bills                5.13%*  03/05/98  19,218,000      19,204,509
U.S. Treasury Bills                5.13%*  04/09/98   3,600,000       3,579,840
U.S. Treasury Bills                5.15%*  04/02/98  12,835,000      12,775,356
U.S. Treasury Bills                5.34%*  04/30/98  50,398,000      49,965,081
U.S. Treasury Bills                5.37%*  04/23/98  78,733,000      78,144,235
U.S. Treasury Bills                5.38%*  04/16/98  20,174,000      20,042,869
                                                                 --------------
                                                                 $  196,681,768
    TOTAL SHORT TERM INSTRUMENTS
                         - VALUE                                 $  296,482,845
                         -  COST                                 $  296,464,052
TOTAL INVESTMENTS IN SECURITIES
(Cost $1,573,395,750)** (Notes 1
 and 3)                                                  104.11% $2,450,716,724
Other Assets and Liabilites, Net                         (4.11)%    (96,653,510)
                                                        -------  --------------
TOTAL NET ASSETS                                         100.00% $2,354,063,214
                                                         ======  ==============
--------------------------------------------------------------------------------

+ Non-income earning securities.
++ Represents investment of collateral received from securities lending trans-
   actions. See Note 4.
* Yield to Maturity.
** Cost for federal income tax purposes is $1,573,923,035 and net unrealized appreciation consists of:

      Gross Unrealized
       Appreciation                $891,354,790
      Gross Unrealized
       Depreciation                 (14,561,101)
                                   ------------
      NET UNREALIZED APPRECIATION  $876,793,689
                                   ============

The accompanying notes are an integral part of these financial statements.

    MANAGED SERIES INVESTMENT TRUST--SHORT INTERMEDIATE TERM MASTER PORTFOLIO--FEBRUARY 28, 1998

MANAGED SERIES INVESTMENT TRUST--SHORT-INTERMEDIATE TERM MASTER PORTFOLIO-- FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                               INTEREST  MATURITY
 PRINCIPAL  SECURITY NAME                        RATE      DATE      VALUE

            CORPORATE BONDS & NOTES-45.72%
            AEROSPACE & DEFENSE-4.73%
 $  500,000 Mcdonnell Douglas Corp                 6.77% 09/11/02 $   513,653
            BANK & FINANCE-25.59%
 $  500,000 A T & T Corp                           6.41% 08/13/99 $   500,400
    500,000 Associates Corp of North America       6.01% 02/07/03     494,550
    250,000 BankAmerica Corp                       8.38% 03/15/02     269,023
    500,000 National Australia Bank                6.40% 12/10/07     500,749
    500,000 Norwest Corp                           6.63% 07/15/04     511,497
    500,000 EW Scripps Co                          6.38% 10/15/02     504,403
                                                                  -----------
                                                                  $ 2,780,622
            RAILROADS-4.74%
 $  500,000 Norfolk Southern Corp                  6.95% 05/01/02 $   515,057
            SHIPPING-5.35%
 $  500,000 CSX Corp                               9.00% 08/15/06 $   581,517
            UTILITIES-5.31%
 $  500,000 Public Service Electric & Gas Co       9.13% 07/01/05 $   576,287
                                                                  -----------
            TOTAL CORPORATE BONDS & NOTES                         $ 4,967,136
            (Cost $4,885,694)
            U.S. GOVERNMENT AGENCY SECURITIES-9.35%
            FEDERAL NATIONAL MORTGAGE ASSOCIATION-9.35%
 $  595,990 Federal National Mortgage Assoc        7.00% 06/01/09 $   606,616
    407,284 Federal National Mortgage Assoc        6.50% 05/01/11     408,722
                                                                  -----------
            TOTAL U.S. GOVERNMENT AGENCY SECURITIES               $ 1,015,338
            (Cost $979,117)

MANAGED SERIES INVESTMENT TRUST--SHORT-INTERMEDIATE
TERM MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

                                  INTEREST  MATURITY
 PRINCIPAL  SECURITY NAME           RATE      DATE      VALUE

            U.S. TREASURY SECURITIES-40.25%
            U.S. TREASURY BONDS-8.99%
 $  750,000 U.S. Treasury Bonds      10.75% 08/15/05 $   976,640
            U.S. TREASURY NOTES-31.26%
 $  500,000 U.S. Treasury Notes       6.63% 05/15/07 $   532,500
  2,800,000 U.S. Treasury Notes       5.75% 11/15/00   2,813,124
     50,000 U.S. Treasury Notes       6.38% 03/31/01      51,109
                                                     -----------
                                                     $ 3,396,733
            TOTAL U.S. TREASURY SECURITIES           $ 4,373,373
            (Cost $4,361,112)

            TOTAL
            INVESTMENT IN
            SECURITIES
            (Cost
            $10,225,923)*
            (Notes 1 and
            3)               95.32%     $10,355,847
            Other Assets
            and
            Liabilities,
            Net               4.68%         508,889
                            ------      -----------
            TOTAL NET       100.00%
            ASSETS                      $10,864,736
                            ======      ===========

--------------------------------------------------------------------------------
* Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

      Gross Unrealized Apprecia-
       tion                        $177,101
      Gross Unrealized Deprecia-
       tion                         (47,177)
                                   --------
      NET UNREALIZED APPRECIATION  $129,924
                                   ========

The accompanying notes are an integral part of these financial statements.

    MASTER INVESTMENT PORTFOLIO--U.S. TREASURY ALLOCATION MASTER PORTFOLIO-- FEBRUARY 28, 1998

MASTER INVESTMENT PORTFOLIO--U.S. TREASURY ALLOCATION
MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

 PRINCIPAL/                        INTEREST   MATURITY
   SHARES    SECURITY NAME           RATE       DATE      VALUE

             U.S. TREASURY SECURITIES-30.96%
             U.S. TREASURY BONDS-17.10%
 $   250,000 U.S. Treasury Bonds      12.38%  05/15/04 $   336,719
     850,000 U.S. Treasury Bonds      11.88%  11/15/03   1,103,671
     450,000 U.S. Treasury Bonds      10.75%  02/15/03     548,438
   1,400,000 U.S. Treasury Bonds       9.00%  11/15/18   1,895,687
     300,000 U.S. Treasury Bonds       8.88%  08/15/17     398,813
   1,150,000 U.S. Treasury Bonds       7.88%  11/15/04   1,289,438
   1,250,000 U.S. Treasury Bonds       7.25%  08/15/22   1,447,656
   1,050,000 U.S. Treasury Bonds       6.00%  02/15/26   1,051,640
                                                       -----------
                                                       $ 8,072,062
             U.S. TREASURY NOTES-13.86%
 $ 1,450,000 U.S. Treasury Notes       7.25%  08/15/04 $ 1,574,156
   1,400,000 U.S. Treasury Notes       6.25%  02/15/03   1,437,625
   1,550,000 U.S. Treasury Notes       5.88%  02/15/04   1,571,796
   1,950,000 U.S. Treasury Notes       5.75%  08/15/03   1,960,358
                                                       -----------
                                                       $ 6,543,935
             TOTAL U.S. TREASURY SECURITIES            $14,615,997
             (Cost $14,496,333)
             SHORT TERM INSTRUMENTS-74.48%
             U.S. TREASURY BILLS-68.81%
 $    38,000 U.S. Treasury Bills       5.38%* 04/16/98 $    37,753
  28,556,000 U.S. Treasury Bills       5.37%* 04/23/98  28,342,458
     313,000 U.S. Treasury Bills       5.34%* 04/30/98     310,311
   3,210,000 U.S. Treasury Bills       5.15%* 04/02/98   3,195,083
     483,000 U.S. Treasury Bills       5.13%* 03/05/98     482,661
     114,000 U.S. Treasury Bills       4.48%* 03/12/98     113,806
                                                       -----------
                                                       $32,482,072

MASTER INVESTMENT PORTFOLIO--U.S. TREASURY ALLOCATION
MASTER PORTFOLIO--FEBRUARY 28, 1998
PORTFOLIO OF INVESTMENTS

 PRINCIPAL/                                       INTEREST MATURITY
   SHARES   SECURITY NAME                           RATE     DATE      VALUE

            CASH EQUIVALENTS-1.43%
    677,189 Dreyfus Institutional Money
            Market Fund+                                            $   677,189
            REPURCHASE AGREEMENTS-4.24%
  2,000,000 Goldman Sachs Repurchase Agreement,
            dated 2/27/98, due 3/2/98, with a
            maturity value of $2,000,945 and an
            effective yield of 5.6675%,
            collateralized by a Federal Home
            Loan Mortgage Corporation
            obligation with a rate of 7.50%,
            with a maturity date of 1/1/28 and
            with a market value of $2,040,000.+                      $2,000,000
                                                                    -----------
            TOTAL SHORT TERM INSTRUMENTS                            $35,159,261
            (Cost $35,155,883)

             TOTAL INVESTMENT IN SECURITIES
             (cost $49,652,216) ** (Notes 1 and 3)   105.44%     $49,775,258
             Other Assets and Liabilities, Net       (5.44)%      (2,569,260)
                                                     ------  --- -----------
             TOTAL NET ASSETS                        100.00%     $47,205,998
                                                     ======  === ===========

--------------------------------------------------------------------------------
+ Represents investment of collateral received from securities lending transac-
  tions. See Note 4.
* Yield to Maturity.
** Cost for federal income tax purposes is $49,655,024 and net unrealized ap-preciation consists of:

      Gross Unrealized
       Appreciation              $ 266,631
      Gross Unrealized
       Depreciation               (146,397)
                                 ---------
      NET UNREALIZED
       APPRECIATION              $ 120,234
                                 =========

The accompanying notes are an integral part of these financial statements.

    MASTER INVESTMENT PORTFOLIO--U.S. TREASURY ALLOCATION MASTER PORTFOLIO-- FEBRUARY 28, 1998



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998

                                                   Master               Master
                                     Investment Portfolio Investment Portfolio
                                         Asset Allocation           Bond Index
                                         Master Portfolio     Master Portfolio
------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
In securities, at market value (see
 cost below) (Note 1)                        $569,497,394          $98,758,689
Cash                                                  891                  500
RECEIVABLES:
 Investment sold                                        0            3,033,370
 Dividends and interest                         1,775,050            1,244,228
TOTAL ASSETS                                  571,273,335          103,036,787
LIABILITIES
PAYABLES:
 Variation margin on futures
  contracts                                             0                    0
 Investment securities purchased                    5,308            3,631,955
 Collateral for securities loaned
  (Note 4)                                     35,809,841            6,145,500
 Due to BGI (Note 2)                              321,448               25,201
TOTAL LIABILITIES                              36,136,597            9,802,656
TOTAL NET ASSETS                             $535,136,738          $93,234,131
INVESTMENTS AT COST                          $458,491,674          $96,037,728
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF ASSETS AND LIABILITIES--FEBRUARY 28, 1998


                               Master                 Master                 Master
                           Investment             Investment             Investment
  Managed Series            Portfolio              Portfolio              Portfolio
Investment Trust             LifePath               LifePath               LifePath
    Growth Stock                 2000                   2010                   2020
Master Portfolio     Master Portfolio       Master Portfolio       Master Portfolio
----------------------------------------------------
    $215,472,327       $126,687,879           $226,161,394           $355,545,522
      20,082,413                595                    405                      0
       4,915,442          5,621,666              5,515,149              4,510,212
         110,703              892,217              1,453,657              1,463,402
     240,580,885        133,202,357            233,130,605            361,519,136
               0                  0                      0                      0
       3,249,657          5,062,626              3,543,357              4,558,381
               0         11,843,608             21,156,344             30,365,516
         282,451             97,122                213,205                324,477
       3,532,108         17,003,356             24,912,906             35,248,374
    $237,048,777       $116,199,001           $208,217,699           $326,270,762
    $169,897,599       $119,143,895           $194,952,169           $284,106,477
-----------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998

                                                                        Master               Master
                                                          Investment Portfolio Investment Portfolio
                                                                      LifePath             LifePath
                                                                          2030                 2040
                                                              Master Portfolio     Master Portfolio
---------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
In securities, at market value (see cost below) (Note 1)          $255,539,464         $445,214,490
Cash                                                                        63                4,698
RECEIVABLES:
 Investments sold                                                        7,320               12,800
 Dividends and interest                                                574,976              551,701
TOTAL ASSETS                                                       256,121,823          445,783,689
LIABILITIES
PAYABLES:
 Variation margin on futures contracts                                       0                    0
 Investment securities purchased                                     1,012,287            2,000,588
 Collateral for securities loaned (Note 4)                          21,263,638           38,649,215
 Due to BGI (Note 2)                                                   235,525              404,779
TOTAL LIABILITIES                                                   22,511,450           41,054,582
TOTAL NET ASSETS                                                  $233,610,373         $404,729,107
INVESTMENTS AT COST                                               $194,461,098         $344,117,349
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF ASSETS AND LIABILITIES--FEBRUARY 28, 1998


              Master               Managed Series                           Master
Investment Portfolio             Investment Trust             Investment Portfolio
       S&P 500 Index      Short-Intermediate Term         U.S. Treasury Allocation
    Master Portfolio             Master Portfolio                 Master Portfolio
--------------------------------------------------
      $2,450,716,724                  $10,355,847                      $49,775,258
             142,954                      419,832                              808
                   0                            0                                0
           3,572,330                      145,379                          124,026
       2,454,432,008                   10,921,058                       49,900,092
             287,325                            0                                0
              35,342                            0                                0
          99,801,077                            0                        2,677,188
             245,050                       56,322                           16,906
         100,368,794                       56,322                        2,694,094
      $2,354,063,214                  $10,864,736                      $47,205,998
      $1,573,395,750                  $10,225,923                      $49,652,216
----------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1998



                                                   Master               Master
                                     Investment Portfolio Investment Portfolio
                                         Asset Allocation           Bond Index
                                         Master Portfolio     Master Portfolio
------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                   $  4,137,500          $         0
 Interest+                                     14,861,341           12,573,939
TOTAL INVESTMENT INCOME                        18,998,841           12,573,939
EXPENSES (NOTE 2)
 Advisory fees                                  1,616,380              147,755
TOTAL EXPENSES                                  1,616,380              147,755
LESS:
 Waived fees by BGI (Note 2)                            0                    0
NET EXPENSES                                    1,616,380              147,755
NET INVESTMENT INCOME (LOSS)                   17,382,461           12,426,184
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on sale of
 investments                                   43,346,192            3,123,379
Net realized gain (loss) on sale of
 futures contracts                                      0                    0
Net change in unrealized
 appreciation (depreciation) of
 investments                                   54,041,425            3,034,137
Net change in unrealized
 appreciation (depreciation) of
 futures contracts                                      0                    0
NET GAIN (LOSS) ON INVESTMENTS                 97,387,617            6,157,516
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS            $114,770,078          $18,583,700
------------------------------------------------------------------------------
+ Interest income includes security
  lending income of:                         $     43,882          $    12,975

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 1998


                               Master                 Master                 Master
                           Investment             Investment             Investment
  Managed Series            Portfolio              Portfolio              Portfolio
Investment Trust             LifePath               LifePath               LifePath
    Growth Stock                 2000                   2010                   2020
Master Portfolio     Master Portfolio       Master Portfolio       Master Portfolio
----------------------------------------------------
     $   334,093          $   470,531            $ 1,547,164            $ 3,350,517
         754,929            5,511,578              5,932,067              5,902,764
       1,089,023            5,982,109              7,479,231              9,253,281
       1,354,588              656,142              1,018,984              1,572,634
       1,354,588              656,142              1,018,984              1,572,634
         (45,153)                   0                      0                      0
       1,309,435              656,142              1,018,984              1,572,634
        (220,412)           5,325,967              6,460,247              7,680,647
       9,338,412            5,800,419              9,734,287             16,445,704
               0                    0                      0                      0
      35,007,529            3,089,773             16,696,571             39,706,672
               0                    0                      0                      0
      44,345,941            8,890,192             26,430,858             56,152,376
     $44,125,529          $14,216,159            $32,891,105            $63,833,023
-----------------------------------------------------------------------------------
     $         0          $    23,958            $    48,999            $    79,526

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1998


                                                  Master           Master
                                              Investment       Investment
                                               Portfolio        Portfolio
                                                LifePath         LifePath
                                                    2030             2040
                                        Master Portfolio Master Portfolio
--------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                   $ 2,688,191      $ 5,125,909
 Interest+                                     2,426,345        1,316,791
TOTAL INVESTMENT INCOME                        5,114,536        6,442,700
EXPENSES (NOTE 2)
 Advisory fees                                 1,048,151        1,767,632
TOTAL EXPENSES                                 1,048,151        1,767,632
LESS:
 Waived fees by BGI (Note 2)                           0                0
NET EXPENSES                                   1,048,151        1,767,632
NET INVESTMENT INCOME (LOSS)                   4,066,385        4,675,068
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) on sale of
 investments                                   9,255,193       26,380,392
Net realized gain (loss) on sale of
 futures contracts                                     0           14,539
Net change in unrealized appreciation
 (depreciation) of investments                35,383,133       58,037,494
Net change in unrealized appreciation
 (depreciation) of futures contracts                   0          (52,500)
NET GAIN (LOSS) ON INVESTMENTS                44,638,326       84,379,925
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $48,704,711      $89,054,993
--------------------------------------------------------------------------
+ Interest income includes security
  lending income of:                         $    61,182      $   114,518

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS-- FOR THE YEAR ENDED FEBRUARY 28, 1998




                                  Managed Series                               Master
              Master            Investment Trust                 Investment Portfolio
Investment Portfolio          Short-Intermediate                        U.S. Treasury
       S&P 500 Index                        Term                           Allocation
    Master Portfolio            Master Portfolio                     Master Portfolio
---------------------------------------------
        $ 30,149,685                    $      0                           $        0
           6,319,513                     782,051                            2,998,572
          36,469,198                     782,051                            2,998,572
             939,051                      50,170                              136,672
             939,051                      50,170                              136,672
                   0                           0                                    0
             939,051                      50,170                              136,672
          35,530,147                     731,881                            2,861,900
          52,551,777                    (82,340)                              497,222
          18,816,662                           0                                    0
         452,651,075                     250,239                              384,200
          10,434,575                           0                                    0
         534,454,089                     167,899                              881,422
        $569,984,236                    $899,780                           $3,743,322
-------------------------------------------------------------------------------------
        $     52,216                    $      0                           $    4,633

STATEMENTS OF CHANGES IN NET ASSETS

                                               Master Investment Portfolio
                                         Asset Allocation Master Portfolio
                                       -----------------------------------
                                                 For the           For the
                                              Year Ended        Year Ended
                                       February 28, 1998 February 28, 1997
---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)               $ 17,382,461      $ 19,019,098
 Net realized gain (loss) on sale of
  investments                                 43,346,192        38,140,198
 Net realized gain on sale of futures
  contracts                                            0                 0
 Net change in unrealized appreciation
  (depreciation) of investments               54,041,425        (1,289,497)
 Net change in unrealized appreciation
  (depreciation) of futures contracts                  0                 0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   114,770,078        55,869,799
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTEREST
 TRANSACTIONS                               (11,593,179)       (22,004,190)
INCREASE (DECREASE) IN NET ASSETS            103,176,899        33,865,609
NET ASSETS:
Beginning net assets                        $431,959,839      $398,094,230
ENDING NET ASSETS                           $535,136,738      $431,959,839
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


         Master Investment Portfolio       Managed Series Investment Trust
         Bond Index Master Portfolio         Growth Stock Master Portfolio
 ------------------------------------  ------------------------------------
           For the            For the            For the            For the
        Year Ended         Year Ended         Year Ended         Year Ended
 February 28, 1998  February 28, 1997  February 28, 1998  February 28, 1997
-------------------------------------------------------
     $  12,426,184       $ 12,576,460       $   (220,412)       $  (556,250)
         3,123,379            152,739          9,338,412         15,318,008
                 0                  0                  0                  0
         3,034,137         (3,966,118)        35,007,529        (25,141,741)
                 0                  0                  0                  0
        18,583,700          8,763,081         44,125,529        (10,379,983)
      (146,679,073)        60,741,955        (20,069,241)        44,671,564
      (128,095,373)        69,505,036         24,056,288         34,291,581
     $ 221,329,504       $151,824,468       $212,992,489        $178,700,908
     $  93,234,131       $221,329,504       $237,048,777        $212,992,489
----------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                               Master Investment Portfolio
                                                            LifePath 2000 Master Portfolio
                                                       -----------------------------------
                                                                 For the           For the
                                                              Year Ended        Year Ended
                                                       February 28, 1998 February 28, 1997
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                                      $  5,325,967      $  5,769,457
 Net realized gain (loss) on sale of investments               5,800,419         2,894,777
 Net realized gain (loss) on sale of futures contracts                 0                 0
 Net change in unrealized appreciation (depreciation)
  of investments                                               3,089,773          (273,099)
 Net change in unrealized appreciation (depreciation)
  of futures contracts                                                 0                 0
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                   14,216,159         8,391,135
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 BENEFICIAL INTEREST TRANSACTIONS                           (29,290,156)         6,204,037
INCREASE (DECREASE) IN NET ASSETS                           (15,073,997)        14,595,172
NET ASSETS:
Beginning net assets                                        $131,272,998      $116,677,826
ENDING NET ASSETS                                           $116,199,001      $131,272,998
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


         Master Investment Portfolio         Master Investment Portfolio
      LifePath 2010 Master Portfolio      LifePath 2020 Master Portfolio
 ----------------------------------- -----------------------------------
           For the           For the           For the           For the
        Year Ended        Year Ended        Year Ended        Year Ended
 February 28, 1998 February 28, 1997 February 28, 1998 February 28, 1997
-------------------------------------------------------
      $  6,460,247      $  5,182,306      $  7,680,647       $ 6,271,633
         9,734,287         3,439,818        16,445,704         9,487,619
                 0                 0                 0                 0
        16,696,571         5,149,907        39,706,672        11,374,656
                 0                 0                 0                 0
        32,891,105        13,772,031        63,833,023        27,133,908
         5,815,674        54,517,689        10,995,106        61,750,732
        38,706,779        68,289,720        74,828,129        88,884,640
      $169,510,920      $101,221,200      $251,442,633       $162,557,993
      $208,217,699      $169,510,920      $326,270,762       $251,442,633
-------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                               Master Investment Portfolio
                                                            LifePath 2030 Master Portfolio
                                                       -----------------------------------
                                                                 For the           For the
                                                              Year Ended        Year Ended
                                                       February 28, 1998 February 28, 1997
------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                                      $  4,066,385      $  3,210,760
 Net realized gain (loss) on sale of investments               9,255,193         5,108,662
 Net realized gain (loss) on sale of futures contracts                 0                 0
 Net change in unrealized appreciation (depreciation)
  of investments                                              35,383,133        10,036,726
 Net change in unrealized appreciation (depreciation)
  of futures contracts                                                 0                 0
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                   48,704,711        18,356,148
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 BENEFICIAL INTEREST TRANSACTIONS                             26,100,829        32,210,346
INCREASE (DECREASE) IN NET ASSETS                             74,805,540        50,566,494
NET ASSETS:
Beginning net assets                                        $158,804,833      $108,238,339
ENDING NET ASSETS                                           $233,610,373      $158,804,833
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


       Master Investment Portfolio
    LifePath 2040 Master Portfolio
------------------------------------
         For the             For the
      Year Ended          Year Ended
ebruary 28, 1998F  February 28, 1997
-------------------------
     $ 4,675,068        $  3,953,444
      26,380,392          14,697,190
          14,539              35,620
      58,037,494          17,501,172
        (52,500)              92,625
      89,054,993          36,280,051
      57,589,386          45,783,771
     146,644,379          82,063,822
     $258,084,728       $176,020,906
     $404,729,107       $258,084,728
------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                               Master Investment Portfolio
                                            S&P 500 Index Master Portfolio
                                       -----------------------------------
                                                 For the           For the
                                              Year Ended        Year Ended
                                       February 28, 1998 February 28, 1997
--------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                    $   35,530,147    $   26,709,655
 Net realized gain (loss) on sale of
  investments                                 52,551,777        10,656,049
 Net realized gain on sale of futures
  contracts                                   18,816,662        12,210,399
 Net change in unrealized appreciation
  (depreciation) of investments              452,651,075       229,538,430
 Net change in unrealized appreciation
  (depreciation) of futures contracts         10,434,575           160,200
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                 569,984,236         279,274,733
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTEREST
 TRANSACTIONS                                299,742,532       274,728,651
INCREASE (DECREASE) IN NET ASSETS            869,726,768       554,003,384
NET ASSETS:
Beginning net assets                      $1,484,336,446    $  930,333,062
ENDING NET ASSETS                         $2,354,063,214    $1,484,336,446
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


   Managed Series Investment Trust            Master Investment Portfolio
           Short-Intermediate Term               U.S. Treasury Allocation
                  Master Portfolio                       Master Portfolio
------------------------------------  ------------------------------------
         For the             For the            For the            For the
      Year Ended          Year Ended         Year Ended         Year Ended
ebruary 28, 1998F  February 28, 1997  February 28, 1998  February 28, 1997
----------------------------------------------------
      $  731,881         $   861,159        $ 2,861,900        $ 3,195,952
        (82,340)             (86,579)           497,222           (142,718)
               0                   0                  0                  0
         250,239            (214,524)           384,200           (507,610)
               0                   0                  0                  0
         899,780             560,056          3,743,322          2,545,624
      (3,100,757)         (1,245,402)        (4,069,601)        (6,668,994)
      (2,200,977)           (685,346)          (326,279)        (4,123,370)
      $13,065,713        $13,751,059        $47,532,277        $51,655,647
      $10,864,736        $13,065,713        $47,205,998        $47,532,277
---------------------------------------------------------------------------

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

  Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues, the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Index and U.S. Treasury Allocation Master Portfolios.

  The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION

  The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS
ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

  FEDERAL INCOME TAXES

  Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

  It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

  FUTURES CONTRACTS

  The Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of February 28, 1998, the following Master Portfolio had open long futures contracts outstanding:

S&P 500 INDEX MASTER PORTFOLIO

                                   Expiration       Notional Net Unrealized
Number of Contracts           Type       Date Contract Value   Depreciation
---------------------------------------------------------------------------
747                  S&P 500 Index March 1998   $196,180,875    $11,248,975

  The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $7,507,350.

  REPURCHASE AGREEMENTS

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on February 28, 1998 by the Master Portfolios are collateralized by U.S. Government Securities.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

  Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.35%, 0.08%, 0.05% and 0.30% of the average daily net assets of the Asset Allocation, Bond Index, S&P 500 Index and U.S. Treasury Allocation Master Portfolios, respectively, as compensation for advisory services. BGFA is entitled to receive 0.55% of the average daily net assets of each of the LifePath Master Portfolios as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio.

  Stephens Inc. ("Stephens") is the Funds' co-administrator, sponsor and placement agent for the Master Portfolios. Certain officers and directors of MIP are also officers of Stephens. As of February 28, 1998, these officers of Stephens indirectly collectively owned less than 1% of the Master Portfolios' outstanding beneficial interest.


3. INVESTMENT PORTFOLIO TRANSACTIONS

  Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the year ended February 28, 1998 are as follows:


Aggregate Purchases           Asset Allocation       Bond Index    LifePath 2000
and Sales of:                 Master Portfolio Master Portfolio Master Portfolio
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
 Purchases at cost                $ 74,545,474     $ 90,656,433      $33,291,178
 Sales Proceeds                    194,046,652      181,649,210       73,454,422
OTHER SECURITIES:
 Purchases at cost                $192,688,691     $ 16,222,024      $ 8,626,001
 Sales proceeds                     67,031,035       47,310,677       15,515,149

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

Aggregate Purchases              LifePath 2010    LifePath 2020    LifePath 2030
and Sales of:                 Master Portfolio Master Portfolio Master Portfolio
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
 Purchases at cost                 $59,036,500      $65,715,647      $20,937,159
 Sales proceeds                     60,420,339       77,806,490       31,317,960
OTHER SECURITIES:
 Purchases at cost                  20,691,293       54,233,382       57,725,629
 Sales proceeds                     21,511,480       35,040,932       19,494,251
                                                                   U.S. Treasury
Aggregate Purchases              LifePath 2040    S&P 500 Index       Allocation
and Sales of:                 Master Portfolio Master Portfolio Master Portfolio
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
 Purchases at cost                 $11,739,298      $         0      $22,057,875
 Sales proceeds                     38,650,344                0       45,709,953
OTHER SECURITIES:
 Purchases at cost                 162,678,573      363,453,227                0
 Sales proceeds                     69,544,105      100,644,795                0

4. PORTFOLIO SECURITIES LOANED

  As of February 28, 1998, certain Master Portfolios had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                            Securities  Collateral
------------------------------------------------------------------
Asset Allocation Master Portfolio          $35,026,216 $35,809,841
Bond Index Master Portfolio                $ 6,040,908 $ 6,145,500
LifePath 2000 Master Portfolio             $11,562,364 $11,843,608
LifePath 2010 Master Portfolio             $20,634,239 $21,156,344
LifePath 2020 Master Portfolio             $29,448,469 $30,365,516
LifePath 2030 Master Portfolio             $20,581,637 $21,263,638
LifePath 2040 Master Portfolio             $37,418,496 $38,649,215
S&P 500 Index Master Portfolio             $97,218,674 $99,801,077
U.S. Treasury Allocation Master Portfolio  $ 2,623,461 $ 2,677,188

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

5. FINANCIAL HIGHLIGHTS

  The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:

                                                                                   For the
                                                                               Period from
                                                  For the       For the       May 26, 1994
                                    For the    Year Ended    Year Ended      (commencement
                                 Year Ended  February 28,  February 29,  of operations) to
                          February 28, 1998          1997          1996  February 28, 1995
-------------------------------------------------------------------------------------------
Asset Allocation Master
 Portfolio                               57%           43%           40%                23%
Bond Index Master
 Portfolio                               59%           39%           21%                37%
LifePath 2000 Master
 Portfolio                               39%          108%           84%                17%
LifePath 2010 Master
 Portfolio                               46%           73%           39%                24%
LifePath 2020 Master
 Portfolio                               41%           61%           49%                28%
LifePath 2030 Master
 Portfolio                               27%           42%           39%                40%
LifePath 2040 Master
 Portfolio                               34%           48%           29%                 5%
S&P 500 Index Master
 Portfolio                                6%            4%            2%                 5%
U.S. Treasury Allocation
 Master Portfolio                        76%          196%          325%                87%

  The average commission rates paid by the Master Portfolios are as follows:

                                             For the           For the
                                          Year Ended        Year Ended
                                   February 28, 1998 February 28, 1997
----------------------------------------------------------------------
Asset Allocation Master Portfolio            $0.0260           $0.0335
LifePath 2000 Master Portfolio               $0.0300           $0.0401
LifePath 2010 Master Portfolio               $0.0304           $0.0404
LifePath 2020 Master Portfolio               $0.0300           $0.0451
LifePath 2030 Master Portfolio               $0.0302           $0.0364
LifePath 2040 Master Portfolio               $0.0248           $0.0351
S&P 500 Index Master Portfolio               $0.0319           $0.0625

To the Shareholders and Board of Trustees
Master Investment Portfolio:

We have audited the accompanying statements of assets and liabilities, includ-ing the portfolios of investments, of Master Investment Portfolio (comprising respectively, Asset Allocation Master Portfolio, Bond Index Master Portfolio, LifePath 2000 Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfo-lio, S&P 500 Index Master Portfolio, and U.S. Treasury Allocation Master Port-folio) as of February 28, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and fi-nancial highlights based on our audits. All periods indicated in Note 5 ending prior to March 1, 1995, were audited by other auditors whose report dated April 20, 1995, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Feb-ruary 28, 1998 by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall fi-nancial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned master portfolios of Master Investment Portfolio as of February 28, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

/s/ KPMG Peat Marwick LLP
San Francisco, California
April 3, 1998

MANAGED SERIES INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

  Managed Series Investment Trust ("MSIT") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. MSIT was organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated October 26, 1993. MSIT currently offers the following separate portfolios (the "Master Portfolios"): the Growth Stock and Short-Intermediate Term Master Portfolios.

  These Master Portfolios invest in a range of securities, generally including money market instruments, equities and U.S. government securities. The following significant accounting policies are consistently followed by MSIT in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION

  The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MSIT's Board of Trustees.

MANAGED SERIES INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code"').

  FEDERAL INCOME TAXES

  Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxable on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

  It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

  REPURCHASE AGREEMENTS

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on February 28, 1998 by the Master Portfolios are collateralized by U.S. Government Securities.

MANAGED SERIES INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

  Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.60% and 0.45% of the average daily net assets of the Growth Stock and Short-Intermediate Term Master Portfolios, respectively, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Wells Fargo Bank ("WFB") serves as sub-adviser to each Master Portfolio. As sub-adviser, WFB is responsible for the day-to-day portfolio management of each Master Portfolio. WFB is entitled to receive from BGFA an amount equal to 0.15% and 0.10% of the average daily net assets of the Growth Stock and Short-Intermediate Term Master Portfolios, respectively, as compensation for its sub-advisory services.

  Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the each Master Portfolio.

  Stephens Inc. ("Stephens") is the co-administrator, sponsor and placement agent for the Master Portfolios. Certain fees have been waived by BGI for the Growth Stock Master Portfolio for the year ended February 28, 1998. Waived fees continue at the discretion of BGI.

3. INVESTMENT PORTFOLIO TRANSACTIONS

  Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the year ended February 28, 1998, were as follows:

                                                         Short-
                                                   Intermediate
Aggregate Purchases               Growth Stock             Term
and Sales of:                 Master Portfolio Master Portfolio
---------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
 Purchases at cost                $         0        $4,310,492
 Sales proceeds                              0        4,626,477
OTHER SECURITIES:
 Purchases at cost                 273,188,365        4,045,110
 Sales proceeds                    315,246,723        4,798,854

MANAGED SERIES INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS

4. FINANCIAL HIGHLIGHTS

  The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:

                                                                          For the
                                                                      Period from
                                                                     May 26, 1994
                              For the      For the      For the     (Commencement
                           Year Ended   Year Ended   Year Ended of Operations) to
                         February 28, February 28, February 29,      February 28,
Master Portfolios                1998         1997         1996              1995
---------------------------------------------------------------------------------
Growth Stock Master
 Portfolio                       129%         129%         145%               93%
Short-Intermediate Term
 Master Portfolio                 77%          62%         105%               96%

  The average commission rate paid by the Growth Stock Master Portfolio was $0.0604 for the year ended February 28, 1998, and $0.0777 for the year ended February 28, 1997.

To the Shareholders and Board of Trustees
Managed Series Investment Trust:

We have audited the accompanying statements of assets and liabilities, includ-ing the portfolios of investments, of Managed Series Investment Trust (compris-ing respectively, Growth Stock Master Portfolio and Short-Intermediate Term Master Portfolio) as of February 28, 1998, and the related statements of opera-tions for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's man-agement. Our responsibility is to express an opinion on these financial state-ments and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Feb-ruary 28, 1998 by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall fi-nancial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned master portfolios of Managed Series Investment Trust as of February 28, 1998, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein in con-formity with generally accepted accounting principles.

/s/ KPMG Peat Marwick LLP

San Francisco, California
April 3, 1998

                                     NOTES
                                     -----

MasterWorks/R/ Funds
c/o Investors Bank and Trust Co.
200 Clarendon Street
Boston, MA 02111





MWAR.3/98